UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07705

Virtus Asset Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices)(Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

    Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Item 1.   Reports to Shareholders.

SEMIANNUAL REPORT VIRTUS ASSET TRUST

September 30, 2017

Virtus Seix Core Bond Fund

Virtus Seix Corporate Bond Fund

Virtus Seix Floating Rate High Income Fund

Virtus Seix Georgia Tax-Exempt Bond Fund

Virtus Seix High Grade Municipal Bond Fund

Virtus Seix High Income Fund

Virtus Seix High Yield Fund

Virtus Seix Investment Grade Tax-Exempt Bond Fund

Virtus Seix Limited Duration Fund

Virtus Seix North Carolina Tax-Exempt Bond Fund

Virtus Seix Short-Term Bond Fund

Virtus Seix Short-Term Municipal Bond Fund

Virtus Seix Total Return Bond Fund

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

Virtus Seix U.S. Mortgage Fund

Virtus Seix Ultra-Short Bond Fund

Virtus Seix Virginia Intermediate Municipal Bond Fund

Not FDIC Insured

No Bank Guarantee

May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present the semiannual report for your fund for the six-month period ended September 30, 2017, and would like to extend a special welcome to former RidgeWorth Funds shareholders who officially became Virtus Funds shareholders in September.

During the past six months, the Federal Reserve (“the Fed”) raised interest rates for the third time since last December, and in October 2017, began the process of unwinding the balance sheet debt it had accumulated since 2008 in its efforts to stimulate the economy – a clear signal that it believes the U.S. is back on a growth path. Global economic growth also strengthened, with other major central banks preparing to taper their own stimulus policies. Rounding out the optimistic picture, corporate earnings were generally strong during the period.

Against this positive backdrop, equity markets have surged. U.S. large- and small-cap stocks returned 7.71% and 8.27%, as measured by the performance of the S&P 500® Index and Russell 2000® Index, respectively. Within international equities, emerging markets outperformed their developed peers, with the MSCI Emerging Markets Index (net) up 14.66%, compared with the MSCI EAFE® Index (net), which returned 11.86%.

Demand for U.S. Treasuries also remained strong, driven by foreign investors who favored their yield advantage and credit quality over many foreign government bonds. On September 30, 2017, the benchmark 10-year U.S. Treasury yielded 2.33%, compared with 2.31% six months earlier. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, increased 2.31% for the six months, while non-investment grade bonds gained 4.19%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with the full array of Virtus Funds now available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds from Virtus affiliates and select subadvisers. We invite you to learn more about our growing family of managers and funds at Virtus.com.

On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

October 2017

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS ASSET TRUST

KEY INVESTMENT TERMS

(Unaudited)

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Certificate of Participation (COP)

A certificate of participation (COP) is a type of financing where an investor purchases a share of the revenues of a program rather than the bond being secured by those revenues.

Collateralized Loan Obligation (“CLO”)

A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.

Custodial Receipts

A receipt representing a security held by a custodian or transfer agent. As such, it represents ownership of the security by the depositor. A security in custodial receipt form is usually non-transferable.

Exchange-Traded Funds (ETFs)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

London Interbank Offered Rate (LIBOR)

A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

VIRTUS ASSET TRUST

KEY INVESTMENT TERMS (Continued)

(Unaudited)

Real Estate Mortgage Investment Conduit (REMIC)

A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

State Interception

Bond issued under a state aid intercept program. The mechanics of such programs vary, but they are designed to provide states with the ability to redirect (or intercept) state aid that is otherwise due to a school district or other local entity, in order to pay bondholders in the event of a shortfall in debt payments.

When-issued and Forward Commitments (Delayed Delivery)

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

VIRTUS ASSET TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

SEPTEMBER 30, 2017 (Unaudited)

For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of September 30, 2017.

Seix Core Bond Fund

U.S. Treasury Obligations	47.2%
Corporate Bonds	20.2%
U.S. Government Agency Mortgages	20.0%
Collateralized Mortgage Obligations	5.8%
Asset-Backed Securities	5.3%
Money Market Fund	1.5%

Seix Corporate Bond Fund

Corporate Bonds	88.8%
U.S. Treasury Obligation	6.9%
Foreign Government Bond	2.2%
Money Market Fund	2.1%

Seix Floating Rate High Income Fund

Bank Loans	90.0%
Corporate Bonds	3.5%
Common Stocks	0.2%
Asset-Backed Securities	0.2%
Preferred Stock	— %*
Rights	— %*
Money Market Fund	6.1%

*	Less than 0.05% of Net Assets.

Seix Georgia Tax-Exempt Bond Fund

Municipal Bonds	96.2%
Money Market Fund	3.8%

Seix High Grade Municipal Bond Fund

Municipal Bonds	91.7%
Money Market Fund	8.3%

Seix High Income Fund

Corporate Bonds	91.7%
Bank Loans	4.0%
Common Stocks	1.5%
Preferred Stock	0.2%
Convertible Preferred Stock	0.1%
Warrants	0.00%*
Money Market Funds	2.5%

*	Less than 0.05% of Net Assets.

Seix Limited Duration Fund

Collateralized Mortgage Obligations	56.5%
U.S. Government Agency Mortgages	22.6%
Asset-Backed Securities	17.1%
Money Market Fund	3.8%

Seix North Carolina Tax-Exempt Bond Fund

Municipal Bonds	95.4%
Money Market Fund	4.6%

Seix High Yield Fund

Corporate Bonds	92.9%
Bank Loans	4.5%
Common Stock	0.1%
Money Market Fund	2.5%

Seix Investment Grade Tax-Exempt Bond Fund

Municipal Bonds	97.7%
Money Market Fund	2.3%

See Notes to Financial Statements.

VIRTUS ASSET TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

Seix Short-Term Bond Fund

Corporate Bonds	36.7%
U.S. Treasury Obligations	26.8%
Collateralized Mortgage Obligations	14.7%
Asset-Backed Securities	14.2%
U.S. Government Agency Mortgages	6.5%
Money Market Fund	1.1%

Seix Short-Term Municipal Bond Fund

Municipal Bonds	96.7%
Money Market Fund	3.3%

Seix Total Return Bond Fund

U.S. Treasury Obligations	40.3%
Corporate Bonds	20.1%
U.S. Government Agency Mortgages	20.1%
Foreign Government Bonds	7.1%
Collateralized Mortgage Obligations	5.9%
Asset-Backed Securities	5.5%
Money Market Fund	1.0%

Seix U.S. Government Securities Ultra-Short Bond Fund

Collateralized Mortgage Obligations	56.2%
U.S. Government Agency Mortgages	37.4%
U.S. Government Agencies	1.7%
Asset-Backed Security	1.6%
Municipal Bond	0.7%
U.S. Treasury Obligation	0.1%
Money Market Fund	2.3%

Seix U.S. Mortgage Fund

U.S. Government Agency Mortgages	83.8%
Collateralized Mortgage Obligations	8.2%
U.S. Treasury Obligations	2.9%
Money Market Fund	5.1%

Seix Ultra-Short Bond Fund

Corporate Bonds	51.8%
U.S. Government Agency Mortgages	24.4%
Collateralized Mortgage Obligations	12.0%
Asset-Backed Securities	10.8%
U.S. Treasury Obligation	0.1%
Money Market Fund	0.9%

Seix Virginia Intermediate Municipal Bond Fund

Municipal Bonds	94.5%
Money Market Fund	5.5%

See Notes to Financial Statements.

SEIX CORE BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
ASSET-BACKED SECURITIES—5.3%

Automobiles—0.7%
Ford Credit Auto Owner Trust, Series 2014-2, Cl A, 2.310%, 04/15/26(a)	1,060,000	1,068,515
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Cl A, 2.260%, 11/15/25(a)	340,000	342,437

		1,410,952

Credit Card—3.4%
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 1.684%, 1 mo. LIBOR + 0.450%, 07/15/22(b)	1,435,000	1,440,671
Capital One Multi-Asset Execution Trust, Series 2005-B3, Cl B3, 1.854%, 3 mo. LIBOR + 0.550%, 05/15/28(b)	396,000	382,134
Citibank Credit Card Issuance Trust, Series 2017-A6, Cl A6, 2.007%, 1 mo. LIBOR + 0.770%, 05/14/29(b)	1,405,000	1,419,191
Discover Card Execution Note Trust, Series 2017-A5, Cl A5, 1.834%, 1 mo. LIBOR + 0.600%, 12/15/26(b)	1,830,000	1,848,251
Golden Credit Card Trust, Series 2017-4A, Cl A, 1.754%, 07/15/24(a)(b)	762,000	763,735
Master Credit Card Trust II, Series 2017-1A, Cl A, 2.260%, 07/21/21(a)	960,000	965,895
World Financial Network Credit Card Master Trust, Series 2017-A, Cl A, 2.120%, 03/15/24	680,000	680,140

		7,500,017

Other—1.2%
DB Master Finance LLC, Series 2015-1A, Cl A2II, 3.980%, 02/20/45(a)	697,125	713,180
Five Guys Funding LLC, Series 2017-1A, Cl A2, 4.600%, 07/25/47(a)	700,000	716,851
Taco Bell Funding LLC, Series 2016-1A, Cl A2II, 4.377%, 05/25/46(a)	173,250	180,313
Verizon Owner Trust, Series 2016-1A, Cl A, 1.420%, 01/20/21(a)	625,000	622,031
Verizon Owner Trust, Series 2017-2A, Cl A, 1.920%, 12/20/21(a)	460,000	459,586

		2,691,961
TOTAL ASSET-BACKED SECURITIES (Cost $11,501,397)		11,602,930

COLLATERALIZED MORTGAGE OBLIGATIONS—5.8%

Commercial Mortgage Backed Securities—5.8%
Federal National Mortgage Association
Series 2017-M3, Cl A2, 2.569%, 12/25/26(b)	695,000	676,092
Series 2017-M7, Cl A2, 2.961%, 02/25/27(b)	743,000	748,909

		1,425,001

FREMF Mortgage Trust
Series 2012-K21, Cl B, 4.071%, 07/25/45(a)(b)	585,000	606,521
Series 2013-K25, Cl B, 3.744%, 11/25/45(a)(b)	740,000	752,877

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage Backed Securities—continued
Series 2013-K713, Cl B, 3.274%, 04/25/46(a)(b)	480,000	486,899
Series 2016-K52, Cl B, 4.056%, 01/25/49(a)(b)	485,000	494,193

		2,340,490

GS Mortgage Securities Corp. II
Series 2012-BWTR, Cl A, 2.954%, 11/05/34(a)	815,000	824,062
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(a)	1,195,000	1,216,847

		2,040,909

GS Mortgage Securities Trust
Series 2010-C1, Cl A2, 4.592%, 08/10/43(a)	1,011,000	1,066,593

MAD Mortgage Trust
Series 2017-330M, Cl A, 3.294%, 08/15/34(a)(b)	485,000	490,281

Morgan Stanley Capital I Trust
Series 2014-150E, Cl A, 3.912%, 09/09/32(a)	280,000	295,327
Series 2014-CPT, Cl A, 3.350%, 07/13/29(a)	770,000	794,815
Series 2014-CPT, Cl AM, 3.516%, 07/13/29(a)(b)	615,000	634,112

		1,724,254

Queens Center Mortgage Trust
Series 2013-QCA, Cl A, 3.275%, 01/11/37(a)	290,000	294,341

VNDO Mortgage Trust
Series 2013-PENN, Cl B, 4.079%, 12/13/29(a)(b)	1,125,000	1,171,527

WFRBS Commercial Mortgage Trust
Series 2012-C10, Cl AS, 3.241%, 12/15/45	600,000	610,026
Series 2012-C6, Cl AS, 3.835%, 04/15/45	638,000	667,127
Series 2012-C8, Cl AFL, 2.234%, 1 mo. LIBOR + 1.000%, 08/15/45(a)(b)	790,000	804,093

		2,081,246
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,575,197)		12,634,642

CORPORATE BONDS—20.3%

Aerospace/Defense—0.6%
L-3 Technologies, Inc., 3.850%, 12/15/26	305,000	316,318
Rockwell Collins, Inc., 3.500%, 03/15/27	933,000	950,855

		1,267,173

Agriculture—0.9%
BAT Capital Corp., 4.540%, 08/15/47(a)	744,000	765,071

See Notes to Financial Statements.

SEIX CORE BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Agriculture—continued
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	1,187,000	1,190,217

		1,955,288

Airlines—0.2%
United Airlines Pass Through Trust, Series 2016-1, Cl A, 3.450%, 07/07/28	342,000	346,703

Auto Manufacturers—0.4%
General Motors Co., 5.200%, 04/01/45	835,000	844,225

Banks—4.9%
Bank of America Corp., 3.124%, 3 mo. USD LIBOR + 1.160%, 01/20/23, MTN(b)	1,112,000	1,129,004
Bank of America Corp., 3.593%, 3 mo. USD LIBOR + 1.370%, 07/21/28, MTN(b)	522,000	526,147
Barclays PLC, 4.337%, 01/10/28	495,000	510,876
Citibank NA, 2.100%, 06/12/20	425,000	425,652
Citigroup, Inc., 3.887%, 3 mo. USD LIBOR + 1.563%, 01/10/28(b)	643,000	659,823
Credit Suisse Group AG, 4.282%, 01/09/28(a)	730,000	760,210
JPMorgan Chase & Co., 3.625%, 12/01/27	666,000	667,260
Lloyds Banking Group PLC, 3.750%, 01/11/27	847,000	861,410
Morgan Stanley, 3.591%, 3 mo. USD LIBOR + 1.340%, 07/22/28(b)	525,000	525,705
Morgan Stanley, 4.375%, 01/22/47	602,000	640,480
PNC Bank NA, 2.150%, 04/29/21, MTN	715,000	711,913
Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	1,299,000	1,328,771
U.S. Bancorp, 2.625%, 01/24/22, Series V, MTN	801,000	811,947
Wells Fargo & Co., 3.069%, 01/24/23	1,046,000	1,063,631

		10,622,829

Beverages—0.2%
Molson Coors Brewing Co., 4.200%, 07/15/46	457,000	454,988

Building Materials—0.4%
Johnson Controls International PLC, 4.500%, 02/15/47	501,000	531,362
Martin Marietta Materials, Inc., 3.450%, 06/01/27	367,000	364,265

		895,627

Commercial Services—0.1%
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	283,000	305,986

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Computers—0.8%
Apple, Inc., 3.000%, 06/20/27	351,000	351,249
Dell International LLC/EMC Corp., 8.350%, 07/15/46(a)	753,000	961,931
DXC Technology Co., 4.250%, 04/15/24	445,000	469,097

		1,782,277

Diversified Financial Services—1.1%
Air Lease Corp., 4.250%, 09/15/24	1,372,000	1,446,198
Lazard Group LLC, 3.750%, 02/13/25	1,016,000	1,035,909

		2,482,107

Electric—0.5%
Duke Energy Corp., 3.750%, 09/01/46	728,000	700,842
Exelon Generation Co. LLC, 6.200%, 10/01/17	291,000	291,000

		991,842

Electronics—0.1%
Arrow Electronics, Inc., 3.875%, 01/12/28	305,000	304,211

Healthcare-Products—0.3%
Medtronic, Inc., 3.500%, 03/15/25	176,000	183,488
Medtronic, Inc., 4.625%, 03/15/45	450,000	511,882

		695,370

Healthcare-Services—0.2%
Howard Hughes Medical Institute, 3.500%, 09/01/23	334,000	351,518

Household Products/Wares—0.2%
Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/27(a)	510,000	504,223

Insurance—0.4%
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	556,000	603,869
Northwestern Mutual Life Insurance Co. (The), 3.850%, 09/30/47(a)	184,000	181,798

		785,667

Machinery-Diversified—0.1%
Xylem, Inc., 3.250%, 11/01/26	298,000	297,461

Mining—1.0%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	775,000	946,593
Newmont Mining Corp., 6.250%, 10/01/39	923,000	1,147,479

		2,094,072

See Notes to Financial Statements.

SEIX CORE BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Miscellaneous Manufacturer—0.4%
General Electric Co., 4.125%, 10/09/42	189,000	199,260
General Electric Co., 5.250%, 12/06/17	653,000	657,557

		856,817

Oil & Gas—1.2%
HollyFrontier Corp., 5.875%, 04/01/26	1,025,000	1,115,155
Nabors Industries, Inc., 5.500%, 01/15/23	601,000	588,980
Shell International Finance BV, 1.750%, 09/12/21	402,000	396,515
Woodside Finance Ltd., 4.600%, 05/10/21(a)	550,000	581,221

		2,681,871

Oil & Gas Services—0.8%
Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	454,000	464,872
Schlumberger Holdings Corp., 4.000%, 12/21/25(a)	887,000	929,309
Schlumberger Investment SA, 3.300%, 09/14/21(a)	285,000	294,778
TechnipFMC PLC, 3.450%, 10/01/22(a)	127,000	127,847

		1,816,806

Pharmaceuticals—0.3%
Eli Lilly & Co., 3.950%, 05/15/47	471,000	487,094
Novartis Securities Investment Ltd., 5.125%, 02/10/19	215,000	224,872

		711,966

Pipelines—1.0%
Boardwalk Pipelines LP, 4.450%, 07/15/27	280,000	284,973
Energy Transfer LP, 5.300%, 04/15/47	663,000	664,148
Sabine Pass Liquefaction LLC, 4.200%, 03/15/28	1,121,000	1,129,546
Transcanada Trust, 5.300%, 03/15/77(b)	117,000	119,779

		2,198,446

Real Estate Investment Trust—1.1%
American Tower Corp., 3.500%, 01/31/23	312,000	322,641
American Tower Corp., 5.000%, 02/15/24	572,000	630,952
Boston Properties LP, 3.650%, 02/01/26	375,000	382,139
Digital Realty Trust LP, 3.950%, 07/01/22	627,000	660,911
Digital Realty Trust LP, 4.750%, 10/01/25	425,000	460,401

		2,457,044

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Semiconductors—1.0%
NVIDIA Corp., 3.200%, 09/16/26	444,000	441,507
TSMC Global Ltd., 1.625%, 04/03/18(a)	1,673,000	1,670,115

		2,111,622

Software—0.8%
Oracle Corp., 2.650%, 07/15/26	1,329,000	1,302,347
VMware, Inc., 3.900%, 08/21/27	350,000	353,660

		1,656,007

Telecommunication Services—1.0%
AT&T, Inc., 2.375%, 11/27/18	532,000	535,117
AT&T, Inc., 4.350%, 06/15/45	598,000	548,546
AT&T, Inc., 5.150%, 02/14/50	792,000	798,061
Verizon Communications, Inc., 5.012%, 04/15/49	323,000	332,843

		2,214,567

Trucking & Leasing—0.3%
SMBC Aviation Capital Finance DAC, 3.000%, 07/15/22(a)	638,000	636,793
TOTAL CORPORATE BONDS (Cost $42,739,660)		44,323,506

U.S. GOVERNMENT AGENCY MORTGAGES—20.1%
Federal Home Loan Mortgage Corporation
Pool #G01779, 5.000%, 04/01/35	105,026	115,233
Pool #G01837, 5.000%, 07/01/35	47,032	51,591
Pool #G01838, 5.000%, 07/01/35	22,516	24,700
Pool #G05326, 5.000%, 02/01/38	98,671	108,185
Pool #G08347, 4.500%, 06/01/39	111,442	119,857
Pool #G08353, 4.500%, 07/01/39	144,400	155,320
Pool #G05606, 4.500%, 07/01/39	1,262,222	1,357,749
Pool #A89148, 4.000%, 10/01/39	286,336	302,569
Pool #G08372, 4.500%, 11/01/39	425,428	457,695
Pool #A93101, 5.000%, 07/01/40	47,568	52,001
Pool #G06061, 4.000%, 10/01/40	415,704	441,415
Pool #A95085, 4.000%, 11/01/40	267,725	282,918
Pool #A95822, 4.000%, 12/01/40	462,789	493,101
Pool #A95796, 4.000%, 12/01/40	163,993	173,295
Pool #G60126, 4.500%, 11/01/41	41,263	44,392
Pool #C04123, 4.000%, 07/01/42	761,182	807,426
Pool #Q13801, 3.000%, 12/01/42	191,487	193,168
Pool #G60019, 4.500%, 03/01/44	1,497,757	1,610,371
Pool #G60589, 4.000%, 02/01/45	1,456,887	1,534,437
Pool #Q31645, 4.000%, 02/01/45	120,397	127,330
Pool #Q35611, 4.000%, 09/01/45	1,106,879	1,170,616
Pool #Q37163, 3.500%, 11/01/45	609,436	632,390
Pool #Q38473, 4.000%, 01/01/46	730,014	768,658
Pool #Q40124, 3.500%, 04/01/46	763,749	792,485
Pool #Q40123, 3.500%, 04/01/46	593,354	615,946
Pool #G60661, 4.000%, 07/01/46	2,948,666	3,104,757

		15,537,605

See Notes to Financial Statements.

SEIX CORE BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
U.S. GOVERNMENT AGENCY MORTGAGES—continued
Federal National Mortgage Association
Pool #AL7497, 3.500%, 09/01/40	2,089,016	2,165,039
Pool #AE3860, 5.000%, 10/01/40	681,140	743,702
Pool #MA0639, 4.000%, 02/01/41	193,728	204,808
Pool #AL0215, 4.500%, 04/01/41	645,133	698,179
Pool #BA6414, 3.000%, 12/01/41	202,699	204,722
Pool #AW8154, 3.500%, 01/01/42	1,064,805	1,103,036
Pool #AS9571, 3.500%, 05/01/42	2,087,167	2,159,095
Pool #AZ0572, 3.000%, 06/01/42	426,325	429,844
Pool #AP7874, 3.500%, 10/01/42	264,493	273,589
Pool #AV3452, 4.000%, 02/01/44	543,584	572,835
Pool #AL6223, 4.500%, 08/01/44	697,027	749,208
Pool #AL9127, 4.000%, 10/01/44	1,613,591	1,711,307
Pool #AY2685, 4.500%, 01/01/45	90,861	98,413
Pool #BD9394, 3.500%, 06/01/45	265,386	273,860
Pool #MA2341, 4.500%, 06/01/45	49,333	52,988
Pool #BE5050, 4.000%, 09/01/45	979,878	1,033,009
Pool #AZ9213, 4.000%, 10/01/45	1,217,815	1,290,006
Pool #AS6515, 4.000%, 01/01/46	1,102,054	1,160,386
Pool #BC2470, 3.500%, 02/01/46	483,428	502,326

		15,426,352

Government National Mortgage Association
Pool #783653, 5.000%, 08/15/40	118,170	129,820
Pool #MA0321, 5.000%, 08/20/42	63,785	69,341
Pool #AM0226, 4.000%, 05/15/45	812,509	857,312
Pool #AN5766, 4.000%, 07/15/45	281,462	297,555
Pool #AN5745, 4.000%, 07/15/45	633,633	668,829
Pool #AM8631, 4.000%, 07/15/45	526,697	555,697
Pool #AV6530, 4.000%, 08/20/46	276,827	292,661
Pool #MA4072, 5.000%, 11/20/46	350,964	380,084
Pool #MA4383, 4.000%, 04/20/47	3,017,133	3,186,586
Pool #MA4511, 4.000%, 06/20/47	541,667	572,385
Pool #MA4587, 4.000%, 07/20/47	5,536,889	5,851,944

		12,862,214
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (Cost $43,556,000)		43,826,171

U.S. TREASURY OBLIGATIONS—47.4%

U.S. Treasury Bond—7.1%
3.000%, 05/15/47	15,140,000	15,567,587

U.S. Treasury Notes—40.3%
0.750%, 08/15/19	14,974,000	14,775,127
1.375%, 04/30/20	15,316,000	15,236,429
1.375%, 01/31/21	14,621,000	14,463,367
2.000%, 05/31/21	14,478,000	14,603,551
1.875%, 01/31/22	7,715,000	7,716,205
2.250%, 08/15/27	21,155,000	21,001,296

		87,795,975
TOTAL U.S. TREASURY OBLIGATIONS (Cost $103,810,240)		103,363,562

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
MONEY MARKET FUND—1.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(c)(d)	3,175,801	3,175,801
TOTAL MONEY MARKET FUND (Cost $3,175,801)		3,175,801
TOTAL INVESTMENTS (Cost $217,358,295)—100.3%		218,926,612
Liabilities in Excess of Other Assets—(0.3)%		(655,034)

NET ASSETS—100.0%		$218,271,578

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 11.8% of net assets as of September 30, 2017.
(b)	Variable rate security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(c)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(d)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviation

MTN	Medium Term Note

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

SEIX CORPORATE BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
CORPORATE BONDS—89.0%

Aerospace/Defense—2.3%
L-3 Technologies, Inc., 3.850%, 12/15/26	97,000	100,599
Rockwell Collins, Inc., 3.500%, 03/15/27	304,000	309,818

		410,417

Agriculture—1.4%
BAT Capital Corp., 4.540%, 08/15/47(a)	240,000	246,797

Airlines—0.6%
United Airlines Pass Through Trust, Series 2016-1, Cl A, 3.450%, 07/07/28	110,000	111,513

Auto Manufacturers—2.0%
American Honda Finance Corp., 1.500%, 03/13/18, MTN	120,000	120,054
General Motors Co., 5.200%, 04/01/45	240,000	242,651

		362,705

Banks—23.8%
Bank of America Corp., 3.124%, 3 mo. USD LIBOR + 1.160%, 01/20/23, MTN(b)	374,000	379,719
Bank of America Corp., 3.593%, 3 mo. USD LIBOR + 1.370%, 07/21/28, MTN(b)	276,000	278,192
Barclays PLC, 4.337%, 01/10/28	200,000	206,415
Citibank NA, 2.100%, 06/12/20	250,000	250,383
Citigroup, Inc., 3.887%, 3 mo. USD LIBOR + 1.563%, 01/10/28(b)	291,000	298,614
Credit Suisse Group AG, 4.282%, 01/09/28(a)	252,000	262,428
JPMorgan Chase & Co., 3.625%, 12/01/27	371,000	371,702
Lloyds Banking Group PLC, 3.750%, 01/11/27	293,000	297,985
Manufacturers & Traders Trust Co., 3.400%, 08/17/27	250,000	250,457
Morgan Stanley, 2.625%, 11/17/21, MTN	190,000	190,567
Morgan Stanley, 3.591%, 3 mo. USD LIBOR + 1.340%, 07/22/28(b)	150,000	150,201
Morgan Stanley, 4.375%, 01/22/47	187,000	198,953
PNC Bank NA, 2.150%, 04/29/21	250,000	248,921
Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	449,000	459,290
U.S. Bancorp, 2.625%, 01/24/22, MTN	124,000	125,695
Wells Fargo & Co., 3.069%, 01/24/23	351,000	356,916

		4,326,438

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Building Materials—1.8%
Johnson Controls International PLC, 4.500%, 02/15/47	182,000	193,030
Martin Marietta Materials, Inc., 3.450%, 06/01/27	137,000	135,979

		329,009

Computers—5.0%
Apple, Inc., 3.000%, 06/20/27	463,000	463,328
Dell International LLC/EMC Corp., 8.350%, 07/15/46(a)	215,000	274,655
DXC Technology Co., 4.250%, 04/15/24	160,000	168,664

		906,647

Diversified Financial Services—6.5%
Air Lease Corp., 4.250%, 09/15/24	395,000	416,362
Jefferies Group LLC, 4.850%, 01/15/27	373,000	391,357
Lazard Group LLC, 3.750%, 02/13/25	361,000	368,074

		1,175,793

Electric—4.2%
Duke Energy Corp., 3.750%, 09/01/46	204,000	196,390
Exelon Generation Co. LLC, 6.200%, Exelon Generation Co LLC , 10/01/17	370,000	370,000
FirstEnergy Transmission LLC, 5.450%, 07/15/44(a)	166,000	192,713

		759,103

Electronics—0.6%
Arrow Electronics, Inc., 3.875%, 01/12/28	113,000	112,708

Healthcare-Products—1.2%
Medtronic, Inc., 3.500%, 03/15/25	63,000	65,680
Medtronic, Inc., 4.625%, 03/15/45	130,000	147,877

		213,557

Healthcare-Services—1.2%
Roche Holdings, Inc., 2.250%, 09/30/19(a)	216,000	217,318

Household Products/Wares—1.1%
Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/27(a)	200,000	197,734

Housewares—2.0%
Newell Brands, Inc., 4.200%, 04/01/26	342,000	360,005

See Notes to Financial Statements.

SEIX CORPORATE BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Insurance—1.4%
Northwestern Mutual Life Insurance Co. (The), 3.850%, 09/30/47(a)	264,000	260,841

Internet—0.7%
Amazon.com, Inc., 4.050%, 08/22/47(a)	131,000	132,456

Mining—2.3%
Barrick (PD) Australia Finance Property Ltd., 5.950%, Barrick PD Australia Finance Pty Ltd , 10/15/39	195,000	238,175
Newmont Mining Corp., 6.250%, Newmont Mining Corp , 10/01/39	145,000	180,265

		418,440

Miscellaneous Manufacturer—0.7%
General Electric Co., 4.125%, General Electric Co , 10/09/42	127,000	133,895

Oil & Gas—7.9%
Ensco PLC, 4.500%, 10/01/24	161,000	133,630
Ensco PLC, 5.200%, 03/15/25	387,000	325,080
Ensco PLC, 5.750%, 10/01/44	142,000	101,885
HollyFrontier Corp., 5.875%, 04/01/26	325,000	353,586
Nabors Industries, Inc., 5.500%, 01/15/23	220,000	215,600
Shell International Finance BV, 1.750%, 09/12/21	123,000	121,322
Shell International Finance BV, 2.000%, 11/15/18	190,000	190,806

		1,441,909

Oil & Gas Services—3.0%
Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	162,000	165,879
Schlumberger Holdings Corp., 4.000%, 12/21/25(a)	313,000	327,930
TechnipFMC PLC, 3.450%, 10/01/22(a)	55,000	55,367

		549,176

Pharmaceuticals—1.0%
Eli Lilly & Co., 3.950%, 05/15/47	166,000	171,672

Pipelines—5.4%
Boardwalk Pipelines LP, 4.450%, 07/15/27	97,000	98,723
Energy Transfer LP, 5.300%, 04/15/47	206,000	206,357
Sabine Pass Liquefaction LLC, 4.200%, 03/15/28	367,000	369,798
Transcanada Trust, 5.300%, 03/15/77(b)	307,000	314,291

		989,169

	SHARES OR PRINCIPAL AMOUNT($)		VALUE($)
Real Estate Investment Trust—2.0%
Digital Realty Trust LP, 3.950%, 07/01/22		220,000	231,899
Digital Realty Trust LP, 4.750%, 10/01/25		123,000	133,245

			365,144

Semiconductors—1.9%
NVIDIA Corp., 3.200%, 09/16/26		144,000	143,192
TSMC Global Ltd., 1.625%, TSMC Global Ltd , 04/03/18(a)		200,000	199,655

			342,847

Software—2.5%
VMware, Inc., 2.300%, 08/21/20		335,000	335,917
VMware, Inc., 3.900%, 08/21/27		112,000	113,171

			449,088

Telecommunication Services—3.1%
AT&T, Inc., 4.350%, 06/15/45		207,000	189,881
AT&T, Inc., 5.150%, 02/14/50		257,000	258,967
Verizon Communications, Inc., 5.012%, 04/15/49		117,000	120,566

			569,414

Toys/Games/Hobbies—2.1%
Hasbro, Inc., 3.500%, 09/15/27		390,000	385,309

Trucking & Leasing—1.3%
SMBC Aviation Capital Finance DAC, 3.000%, 07/15/22(a)		227,000	226,571
TOTAL CORPORATE BONDS (Cost $15,785,005)			16,165,675

U.S. TREASURY OBLIGATION—6.9%

U.S. Treasury Notes—6.9%
0.750%, 08/15/19		1,277,000	1,260,040
TOTAL U.S. TREASURY OBLIGATION (Cost $1,262,338)			1,260,040

FOREIGN GOVERNMENT BOND—2.2%

Sovereign—2.2%
Argentine Republic Government International Bond, 7.500%, 04/22/26	ARS	355,000	398,487
TOTAL FOREIGN GOVERNMENT BOND (Cost $384,565)			398,487

See Notes to Financial Statements.

SEIX CORPORATE BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
MONEY MARKET FUND—2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(c)(d)	381,080	381,080
TOTAL MONEY MARKET FUND (Cost $381,080)		381,080
TOTAL INVESTMENTS (Cost $17,812,988)—100.2%		18,205,282
Liabilities in Excess of Other Assets—(0.2)%		(35,934)

NET ASSETS—100.0%		$18,169,348

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 15.2% of net assets as of September 30, 2017.
(b)	Variable rate security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(c)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(d)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviation

MTN	Medium Term Note

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
ASSET-BACKED SECURITIES—0.2%

Other—0.2%
CIFC Funding Ltd., Series 2015-1A, Cl F, 7.813%, 3 mo. USD LIBOR + 6.500%, 01/22/27(a)	5,000,000	4,723,050
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Cl ER, 7.764%, 3 mo. USD LIBOR + 6.450%, 01/28/30(a)	3,000,000	2,954,058
OCP CLO 2017-13 Ltd., Series 2017-13A, Cl C, 5.011%, 3 mo. USD LIBOR + 3.710%, 07/15/30(a)(b)(c)	3,000,000	3,019,725
TOTAL ASSET-BACKED SECURITIES (Cost $10,496,546)		10,696,833

BANK LOANS—91.8%

Aerospace—2.9%
Aerojet Rocketdyne Holdings, Inc., Delayed Draw Term Loan, 3.235%, 1 mo. LIBOR + 2.000%, 06/17/21(a)(d)	8,596,154	8,510,192
Air Canada, 2017 Term Loan B, 3.568%, 3 mo. LIBOR + 2.250%, 10/06/23(a)(d)	12,875,000	12,927,273
AM General LLC, 2nd Lien Term Loan, 12.985%, 1 mo. LIBOR + 11.750%, 06/21/22(a)(d)	7,000,000	7,297,500
American Airlines, Inc., 2017 1st Lien Term Loan, 3.235%, 1 mo. LIBOR + 2.000%, 10/12/21(a)(d)	5,715,000	5,714,200
American Airlines, Inc., 2016 USD Term Loan B, 3.734%, 1 mo. LIBOR + 2.500%, 12/14/23(a)(d)	3,500,237	3,505,592
American Airlines, Inc., Repriced Term Loan B, 3.735%, 1 mo. LIBOR + 2.500%, 04/28/23(a)(d)	7,209,474	7,227,498
DAE Aviation Holdings, Inc., 2017 1st Lien Term Loan, 07/07/22(a)(d)(e)(f)	10,395,000	10,466,518
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 4.990%, 1 mo. LIBOR + 3.750%, 07/07/22(a)(d)	13,881,797	13,980,080
Engility Corp., Term Loan B1, 3.985%, 1 mo. LIBOR + 2.750%, 08/12/20(a)(d)	13,975,983	14,052,851
Engility Corp., Term Loan B2, 4.485%-6.500%, 1 mo. LIBOR + 3.250%, 08/12/23(a)(d)	16,171,495	16,343,398
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, 6.814%, 3 mo. LIBOR + 5.500%, 11/28/21(a)(d)	9,216,900	9,271,648
Sequa Mezzanine Holdings LLC, 2nd Lien Term Loan, 10.314%, 3 mo. LIBOR + 9.000%, 04/28/22(a)(d)	2,090,000	2,139,638
TransDigm, Inc., Term Loan D, 4.235%-4.333%, 3 mo. LIBOR + 3.000%, 06/04/21(a)(d)	9,331,116	9,350,898
TransDigm, Inc., 2015 Term Loan E, 4.235%-4.333%, 1 mo. LIBOR + 3.000%, 05/14/22(a)(d)	14,419,595	14,449,155
TransDigm, Inc., 2016 Extended Term Loan F, 4.235%-4.333%, 1 mo. LIBOR + 3.000%, 06/09/23(a)(d)(g)	29,038,817	29,108,510

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Aerospace—continued
TransDigm, Inc., 2017 Term Loan G, 4.235%-4.333%, 1 mo. LIBOR + 3.000%, 08/22/24(a)(d)	8,787,975	8,797,905
WP CPP Holdings LLC, Term Loan B3, 4.811%, 3 mo. LIBOR + 3.500%, 12/28/19(a)(d)	8,118,473	7,905,363

		181,048,219

Broadcasting—2.3%
CBS Radio, Inc., 2017 Term Loan B, 10/17/23(a)(d)(e)(f)	6,740,000	6,748,425
CBS Radio, Inc., Term Loan B, 4.737%, 1 mo. LIBOR + 3.500%, 10/17/23(a)(d)	6,094,018	6,135,945
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.490%, 1 mo. LIBOR + 3.250%, 12/23/20(a)(d)	8,413,393	7,004,150
iHeartCommunications, Inc., USD Extended Term Loan E, 8.833%, 3 mo. LIBOR + 7.500%, 07/30/19(a)(d)	72,072,285	55,531,696
Mission Broadcasting, Inc., 2016 Term Loan B2, 01/17/24(a)(d)(e)(f)	607,379	608,789
Nexstar Broadcasting, Inc., 2017 Term Loan B, 01/17/24(a)(d)(e)(f)	4,825,494	4,836,689
Quincy Newspapers, Inc., Term Loan B, 4.490%-6.500%, 1 mo. LIBOR + 3.250%, 10/13/22(a)(d)	4,310,559	4,321,335
Tribune Media Co., Term Loan, 4.235%, 1 mo. LIBOR + 3.000%, 12/27/20(a)(d)	1,037,535	1,038,510
Tribune Media Co., Term Loan C, 4.235%, 1 mo. LIBOR + 3.000%, 01/27/24(a)(d)	12,931,560	12,943,716
Univision Communications, Inc., Term Loan C5, 3.985%, 1 mo. LIBOR + 2.750%, 03/15/24(a)(d)	47,067,409	46,626,387

		145,795,642

Cable/Wireless Video—7.5%
Altice US Finance I Corp., 2017 Term Loan, 3.485%, 1 mo. LIBOR + 2.250%, 07/28/25(a)(d)	23,220,246	23,098,340
Cable One, Inc., 2017 Term Loan B, 3.570%, 3 mo. LIBOR + 2.250%, 05/01/24(a)(d)	2,498,738	2,511,231
Charter Communications Operating LLC, Repriced Term Loan E, 3.240%, 1 mo. LIBOR + 2.000%, 07/01/20(a)(d)	13,458,734	13,498,706
Charter Communications Operating LLC, Repriced Term Loan F, 3.240%, 1 mo. LIBOR + 2.000%, 01/03/21(a)(d)	3,792,602	3,801,552
Charter Communications Operating LLC, 2016 Term Loan H Add, 3.240%, 1 mo. LIBOR + 2.000%, 01/15/22(a)(d)	19,296,419	19,342,345
Charter Communications Operating LLC, 2016 Term Loan I Add, 3.490%, 1 mo. LIBOR + 2.250%, 01/15/24(a)(d)	28,648,883	28,756,316
Coral-U.S. Co. Borrower LLC, Term Loan B, 4.735%, 1 mo. LIBOR + 3.500%, 01/31/25(a)(d)	39,340,000	38,897,425

See Notes to Financial Statements.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Cable/Wireless Video—continued
CSC Holdings LLC, 2017 1st Lien Term Loan, 3.484%, 1 mo. LIBOR + 2.250%, 07/17/25(a)(d)	15,610,719	15,510,342
Intelsat Jackson Holdings S.A., Term Loan B2, 4.071%, 3 mo. LIBOR + 2.750%, 06/30/19(a)(d)	31,008,931	30,895,748
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.804%, 3 mo. LIBOR + 3.500%, 01/07/22(a)(d)	19,930,893	18,535,731
Liberty Cablevision of Puerto Rico LLC, 2nd Lien Term Loan, 8.054%, 3 mo. LIBOR + 6.750%, 07/07/23(a)(d)	5,140,352	5,050,396
MCC Iowa LLC, Term Loan H, 3.700%, 1 Week LIBOR + 2.500%, 01/29/21(a)(d)	4,781,675	4,811,560
Mediacom Illinois LLC, Term Loan K, 3.450%, 1 Week LIBOR + 2.250%, 02/15/24(a)(d)	12,716,100	12,726,654
Quebecor Media, Inc., Term Loan B1, 3.565%, 3 mo. LIBOR + 2.250%, 08/17/20(a)(d)(g)	23,652,227	23,711,357
Radiate Holdco LLC, Bridge Term Loan, 06/16/18(a)(d)(e)(f)	10,000,000	10,000,000
Radiate Holdco LLC, 1st Lien Term Loan, 4.235%, 1 mo. LIBOR + 3.000%, 02/01/24(a)(d)	12,377,800	12,201,169
Telenet Financing USD LLC, USD Term Loan AI, 3.984%, 1 mo. LIBOR + 2.750%, 06/30/25(a)(d)	6,440,000	6,457,710
Unitymedia Finance LLC, Term Loan B, 3.487%, 1 mo. LIBOR + 2.250%, 09/30/25(a)(d)(e)	20,550,000	20,483,213
UPC Financing Partnership, USD Term Loan AP, 3.984%, 1 mo. LIBOR + 2.750%, 04/15/25(a)(d)	23,845,000	23,908,428
Virgin Media Bristol LLC, USD Term Loan I, 3.984%, 1 mo. LIBOR + 2.750%, 01/31/25(a)(d)(g)	42,970,000	43,115,239
WideOpenWest Finance LLC, 2017 Term Loan B, 4.484%, 1 mo. LIBOR + 3.250%, 08/18/23(a)(d)	29,773,400	29,698,966
Ziggo Secured Finance Partnership, USD Term Loan E, 3.734%, 1 mo. LIBOR + 2.500%, 04/15/25(a)(d)	84,360,000	84,286,607

		471,299,035

Chemicals—4.0%
Albaugh LLC, Term Loan B, 6.235%, 1 mo. LIBOR + 5.000%, 05/28/21(a)(d)	3,937,976	3,969,164
Alpha 3 B.V., 2017 Term Loan B1, 4.333%, 3 mo. LIBOR + 3.000%, 01/31/24(a)(d)	4,249,350	4,259,973
Ashland, Inc., 2017 Term Loan B, 3.237%-3.319%, 3 mo. LIBOR + 2.000%, 05/17/24(a)(d)	1,670,813	1,676,660
Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan, 3.333%, 3 mo. LIBOR + 2.000%, 06/01/24(a)(d)	7,511,175	7,544,825
Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.735%, 1 mo. LIBOR + 3.500%, 08/01/21(a)(d)	1,139,611	1,145,309

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Chemicals—continued
Emerald Performance Materials LLC, New 2nd Lien Term Loan, 8.985%, 1 mo. LIBOR + 7.750%, 08/01/22(a)(d)	22,196,391	22,134,020
Ferro Corp., USD 2017 Term Loan B, 3.735%, 1 mo. LIBOR + 2.500%, 02/14/24(a)(d)	8,472,425	8,507,755
Gemini HDPE LLC, Term Loan B, 4.311%, 3 mo. LIBOR + 3.000%, 08/07/21(a)(d)	17,706,400	17,794,932
INEOS Styrolution Group GmbH, USD 2017 1st Lien Term Loan, 4.083%, 3 mo. LIBOR + 2.750%, 04/01/24(a)(d)	13,696,673	13,816,518
Ineos U.S. Finance LLC, 2022 USD Term Loan, 3.985%, 1 mo. LIBOR + 2.750%, 03/31/22(a)(d)(g)	67,596,073	68,032,744
Ineos U.S. Finance LLC, 2024 USD Term Loan, 3.985%, 1 mo. LIBOR + 2.750%, 04/01/24(a)(d)	16,912,200	17,022,129
Kraton Polymers LLC, 2017 USD Term Loan, 4.235%, 1 mo. LIBOR + 3.000%, 01/06/22(a)(d)	1,873,909	1,896,284
MacDermid, Inc., USD Term Loan B7, 06/07/20(a)(d)(e)(f)	5,366,104	5,379,520
MacDermid, Inc., USD Term Loan B6, 4.235%, 1 mo. LIBOR + 3.000%, 06/07/23(a)(d)	5,917,315	5,946,901
MacDermid, Inc., USD Term Loan B5, 4.735%, 1 mo. LIBOR + 3.500%, 06/07/20(a)(d)	4,539,954	4,551,304
Minerals Technologies, Inc., 2017 Term Loan B, 3.490%-3.580%, 1 mo. LIBOR + 2.250%, 02/14/24(a)(d)	7,417,533	7,454,621
Minerals Technologies, Inc., Fixed Rate Term Loan, 4.750%, 05/09/21(a)	16,808,083	17,018,184
New Arclin U.S. Holding Corp., 1st Lien Term Loan, 5.583%, 3 mo. LIBOR + 4.250%, 02/14/24(a)(d)	1,790,513	1,802,831
OXEA Finance & Cy S.C.A., 2017 Term Loan, 09/27/24(a)(d)(e)(f)	6,295,000	6,300,238
Royal Holdings, Inc., 2017 Term Loan B, 4.583%, 3 mo. LIBOR + 3.250%, 06/19/22(a)(d)	6,838,741	6,851,598
Royal Holdings, Inc., 2015 2nd Lien Term Loan, 8.833%, 3 mo. LIBOR + 7.500%, 06/19/23(a)(d)	830,172	828,097
Trinseo Materials Operating S.C.A., 2017 Term Loan, 3.735%, 1 mo. LIBOR + 2.500%, 08/16/24(a)(d)	9,152,594	9,198,357
Tronox Blocked Borrower LLC, Term Loan B, 09/22/24(a)(d)(e)(f)	1,774,651	1,780,934
Tronox Finance LLC, Term Loan B, 09/22/24(a)(d)(e)(f)	4,095,349	4,109,846
Univar, Inc., 2017 Term Loan B, 3.985%, 1 mo. LIBOR + 2.750%, 07/01/22(a)(d)	4,352,777	4,366,401
Venator Materials Corp., Term Loan B, 4.312%, 3 mo. LIBOR + 3.000%, 08/08/24(a)(d)	5,855,000	5,876,956

		249,266,101

See Notes to Financial Statements.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Consumer Durables—0.2%
American Bath Group LLC, 2017 Term Loan B, 6.583%, 3 mo. LIBOR + 5.250%, 09/30/23(a)(d)	10,334,322	10,360,158
WKI Holding Company, Inc., Term Loan B, 5.311%, 3 mo. LIBOR + 4.000%, 05/01/24(a)(d)	5,007,450	5,007,450

		15,367,608

Consumer Non-Durables—0.7%
Alphabet Holding Company, Inc., 2017 1st Lien Term Loan, 09/26/24(a)(d)(e)(f)	4,615,000	4,557,312
Eastman Kodak Co., Exit Term Loan, 7.583%, 3 mo. LIBOR + 6.250%, 09/03/19(a)(d)	9,146,563	9,003,693
Galleria Co., USD Term Loan B, 4.250%, 1 mo. LIBOR + 3.000%, 09/29/23(a)(d)	8,128,333	8,097,852
Prestige Brands, Inc., Term Loan B4, 3.985%, 1 mo. LIBOR + 2.750%, 01/26/24(a)(d)	9,534,993	9,572,466
Varsity Brands, Inc., 1st Lien Term Loan, 4.732%-4.735%, 1 mo. LIBOR + 3.500%, 12/11/21(a)(d)	8,735,353	8,793,618
Wellness Merger Sub, Inc., 1st Lien Term Loan, 6.083%, 3 mo. LIBOR + 4.750%, 06/30/24(a)(d)	3,755,588	3,783,754

		43,808,695

Diversified Media—5.5%
ALM Media Holdings, Inc., 1st Lien Term Loan, 5.833%, 3 mo. LIBOR + 4.500%, 07/31/20(d)	4,944,125	4,462,073
AP NMT Acquisition B.V., USD 1st Lien Term Loan, 7.049%, 3 mo. LIBOR + 5.750%, 08/13/21(a)(d)	14,921,248	14,361,701
Creative Artists Agency LLC, 2017 1st Lien Term Loan B, 4.734%-6.750%, 1 mo. LIBOR + 3.500%, 02/15/24(a)(d)	11,607,288	11,643,618
Delta 2 (LUX) S.A.R.L., USD Term Loan B3, 4.235%, 1 mo. LIBOR + 3.000%, 02/01/24(a)(d)	9,430,000	9,484,222
Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.811%, 3 mo. LIBOR + 5.500%, 02/28/20(a)(d)	21,928,510	22,010,741
DHX Media Ltd., Term Loan B, 4.985%, 1 mo. LIBOR + 3.750%, 12/29/23(a)(d)	5,840,363	5,818,461
Donnelley Financial Solutions, Inc., Term Loan B, 7.250%, PRIME + 3.000%, 09/30/23(a)(d)	2,608,571	2,619,997
Harland Clarke Holdings Corp., Term Loan B6, 6.833%, 3 mo. LIBOR + 5.500%, 02/09/22(a)(d)(e)(g)	112,009,472	112,500,074
Harland Clarke Holdings Corp., Term Loan B5, 7.333%, 3 mo. LIBOR + 6.000%, 12/31/21(a)(d)(g)	22,274,862	22,386,236
Learfield Communications, Inc., 2016 1st Lien Term Loan, 4.490%, 1 mo. LIBOR + 3.250%, 12/01/23(a)(d)	2,496,138	2,508,618

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Diversified Media—continued
Lions Gate Entertainment Corp., Term Loan A, 3.235%, 1 mo. LIBOR + 2.000%, 12/08/21(a)(d)	14,437,500	14,419,453
Lions Gate Entertainment Corp., 2016 1st Lien Term Loan, 4.235%, 1 mo. LIBOR + 3.000%, 12/08/23(a)(d)	14,980,375	15,092,728
McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B, 5.235%, 1 mo. LIBOR + 4.000%, 05/04/22(a)(d)	5,747,379	5,637,547
Merrill Communications LLC, 2015 Term Loan, 6.561%, 3 mo. LIBOR + 5.250%, 06/01/22(a)(d)	12,316,308	12,377,890
MH Sub I LLC, 2017 1st Lien Term Loan, 4.820%, 3 mo. LIBOR + 3.500%, 09/13/24(a)(d)	13,430,954	13,341,369
MH Sub I LLC, 2017 2nd Lien Term Loan, 8.820%, 3 mo. LIBOR + 7.500%, 08/15/25(a)(d)	1,695,000	1,679,457
Nielsen Finance LLC, USD Term Loan B4, 3.235%, 1 mo. LIBOR + 2.000%, 10/04/23(a)(d)	6,047,973	6,053,659
Rovi Solutions Corp., New Term Loan B, 3.740%, 1 mo. LIBOR + 2.500%, 07/02/21(a)(d)	9,238,823	9,256,192
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 4.490%, 1 mo. LIBOR + 3.250%, 05/06/21(a)(d)(g)	44,383,983	44,628,095
William Morris Endeavor Entertainment LLC, 2nd Lien Term Loan, 8.490%, 1 mo. LIBOR + 7.250%, 05/06/22(a)(d)	16,942,782	17,112,210

		347,394,341

Energy—5.6%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 1 mo. LIBOR + 8.000%, 11/26/18(a)(d)	17,514,937	17,558,724
Azure Midstream Energy LLC, Term Loan B, 7.735%, 1 mo. LIBOR + 6.500%, 11/15/18(a)(d)	15,614,847	14,339,582
BCP Raptor LLC, Term Loan B, 5.522%, 1 Week LIBOR + 4.250%, 06/24/24(a)(d)	12,927,600	13,012,405
BCP Renaissance Parent LLC, 2017 Term Loan B, 09/19/24(a)(d)(e)(f)	5,030,000	5,081,859
California Resources Corp., Second Out Term Loan, 11.609%, 1 mo. LIBOR + 10.375%, 12/31/21(a)(d)	8,790,000	9,356,955
Chesapeake Energy Corp., Term Loan, 8.814%, 3 mo. LIBOR + 7.500%, 08/23/21(a)(d)	23,745,000	25,562,917
Chief Exploration & Development LLC, 2nd Lien Term Loan, 7.959%, 3 mo. LIBOR + 6.500%, 05/16/21(a)(d)	15,090,000	14,731,613
CITGO Holding, Inc., 2015 Term Loan B, 9.796%, 3 mo. LIBOR + 8.500%, 05/12/18(a)(d)(g)	39,853,164	40,155,251
Crestwood Holdings LLC, Term Loan B1, 9.234%, 1 mo. LIBOR + 8.000%, 06/19/19(a)(d)	14,181,485	14,101,785
EMG Utica LLC, Term Loan, 5.197%, 3 mo. LIBOR + 3.750%, 03/27/20(a)(d)	20,682,779	20,812,046

See Notes to Financial Statements.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Energy—continued
Energy Transfer Equity L.P., 2017 Term Loan B, 3.981%, 1 mo. LIBOR + 2.750%, 02/02/24(a)(d)	76,915,000	77,255,734
FTS International, Inc., New Term Loan B, 5.985%, 1 mo. LIBOR + 4.750%, 04/16/21(a)(d)	26,971,455	25,167,873
Gavilan Resources LLC, 2nd Lien Term Loan, 7.231%, 1 mo. LIBOR + 6.000%, 03/01/24(a)(d)	15,190,000	14,658,350
Hi-Crush Partners L.P., Term Loan B, 5.083%, 3 mo. LIBOR + 3.750%, 04/28/21(a)(d)(e)	11,449,169	11,201,065
KCA Deutag U.S. Finance LLC, Term Loan, 7.065%, 3 mo. LIBOR + 5.750%, 05/15/20(a)(d)	13,513,491	13,010,924
Philadelphia Energy Solutions LLC, Term Loan B, 6.333%, 3 mo. LIBOR + 5.000%, 04/04/18(a)(d)	11,765,235	9,529,841
Pinnacle Holdco S.A.R.L., Term Loan, 4.840%, 3 mo. LIBOR + 3.500%, 07/30/19(a)(d)	3,218,795	2,373,862
Sheridan Investment Partners II L.P., Term Loan B, 4.820%, 3 mo. LIBOR + 3.500%, 12/16/20(d)	6,145,876	5,193,266
Sheridan Investment Partners II L.P., Term Loan A, 4.820%, 3 mo. LIBOR + 3.500%, 12/16/20(d)	854,936	722,421
Sheridan Investment Partners II L.P., Term Loan M, 4.820%, 3 mo. LIBOR + 3.500%, 12/16/20(d)	318,844	269,423
Traverse Midstream Partners LLC, 2017 Term Loan, 09/27/24(a)(d)(e)(f)	8,810,000	8,920,125
Ultra Resources, Inc., 1st Lien Term Loan, 4.309%, 2 mo. LIBOR + 3.000%, 04/12/24(a)(d)(e)	8,155,000	8,134,613

		351,150,634

Financial—5.4%
Altisource Solutions S.A.R.L., Term Loan B, 4.735%, 1 mo. LIBOR + 3.500%, 12/09/20(a)(d)	8,029,928	7,447,758
AmWINS Group, Inc., 2017 Term Loan B, 3.981%-3.985%, 1 mo. LIBOR + 2.750%, 01/25/24(a)(d)	1,985,000	1,987,978
Aretec Group, Inc., 2nd Lien Term Loan, PIK 2.000%, 05/23/21(a)(d)(e)	21,374,409	21,267,537
Aretec Group, Inc., Exit Term Loan, 8.000%, 11/23/20(a)(d)(e)	5,748,122	5,748,122
ASP MCS Acquisition Corp., Term Loan B, 6.056%, 3 mo. LIBOR + 4.750%, 05/18/24(a)(d)	6,678,263	6,745,045
Asurion LLC, 2017 Term Loan B4, 3.985%, 1 mo. LIBOR + 2.750%, 08/04/22(a)(d)	43,810,702	43,920,228
Asurion LLC, 2017 Term Loan B5, 4.235%, 1 mo. LIBOR + 3.000%, 11/03/23(a)(d)	32,145,293	32,274,839
Asurion LLC, 2017 2nd Lien Term Loan, 7.235%, 1 mo. LIBOR + 6.000%, 08/04/25(a)(d)(e)	47,200,000	48,232,736

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Financial—continued
Avolon TLB Borrower 1 (Luxembourg) S.A.R.L., Term Loan B1, 3.486%, 1 mo. LIBOR + 2.250%, 09/20/20(a)(d)	2,654,946	2,663,575
Avolon TLB Borrower 1 (Luxembourg) S.A.R.L., Term Loan B2, 3.986%, 1 mo. LIBOR + 2.750%, 04/03/22(a)(d)	18,368,963	18,403,312
EVO Payments International LLC, 1st Lien Term Loan, 6.240%, 1 mo. LIBOR + 5.000%, 12/22/23(a)(d)	6,741,125	6,816,963
FinCo I LLC, 2017 Term Loan B, 2.750%, 1 mo. LIBOR + 2.750%, 06/14/22(a)(d)	13,095,000	13,216,653
Freedom Mortgage Corp., 1st Lien Term Loan, 6.956%, 6 mo. LIBOR + 5.500%, 02/23/22(a)(d)	11,436,803	11,615,560
Istar, Inc., 2016 Term Loan B, 4.231%-4.237%, 1 mo. LIBOR + 3.000%, 10/01/21(a)(d)	18,143,412	18,211,450
Jane Street Group LLC, 2017 Term Loan B, 5.735%, 1 mo. LIBOR + 4.500%, 08/25/22(a)(d)	4,195,000	4,229,105
Jefferies Finance LLC, 2017 Term Loan B, 4.313%, 3 mo. LIBOR + 3.000%, 07/26/24(a)(d)	2,390,000	2,390,000
LPL Holdings, Inc., 2017 1st Lien Term Loan B, 3.576%-3.729%, 6 mo. LIBOR + 2.250%, 09/23/24(a)(d)	2,925,000	2,917,687
Ocwen Financial Corp., 2016 Term Loan B, 6.231%, 1 mo. LIBOR + 5.000%, 12/05/20(a)(d)	15,114,605	15,062,611
Russell Investment Group, Term Loan B, 5.485%, 1 mo. LIBOR + 4.250%, 06/01/23(a)(d)	9,001,385	9,125,154
Tempo Acquisition LLC, Term Loan, 4.235%, 1 mo. LIBOR + 3.000%, 05/01/24(a)(d)	20,448,750	20,453,044
USI, Inc., 2017 Term Loan B, 4.314%, 3 mo. LIBOR + 3.000%, 05/16/24(a)(d)(e)	5,680,000	5,658,700
VFH Parent LLC, 2017 Term Loan, 5.061%, 3 mo. LIBOR + 3.750%, 12/30/21(a)(d)	10,524,348	10,629,591
Victory Capital Management, Inc., 2017 Term Loan B, 6.583%, 3 mo. LIBOR + 5.250%, 10/31/21(a)(d)	10,069,700	10,233,332
Walter Investment Management Corp., 2013 Term Loan, 4.985%, 1 mo. LIBOR + 3.750%, 12/18/20(a)(d)(e)	26,588,242	24,347,119

		343,598,099

Food and Drug—0.5%
Albertsons LLC, USD 2017 Term Loan B4, 3.985%, 1 mo. LIBOR + 2.750%, 08/25/21(a)(d)	6,870,402	6,618,121
Albertsons LLC, USD 2017 Term Loan B6, 4.317%, 3 mo. LIBOR + 3.000%, 06/22/23(a)(d)(e)	21,379,486	20,524,307
Albertsons LLC, USD 2017 Term Loan B5, 4.330%, 3 mo. LIBOR + 3.000%, 12/21/22(a)(d)	1,772,657	1,706,501

See Notes to Financial Statements.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Food and Drug—continued
Supervalu, Inc., 2017 Delayed Draw Term Loan, 4.735%, 1 mo. LIBOR + 3.500%, 06/08/24(a)(d)(e)	2,425,383	2,319,272
Supervalu, Inc., 2017 Term Loan B, 4.735%, 1 mo. LIBOR + 3.500%, 06/08/24(a)(d)(e)	4,041,907	3,865,074

		35,033,275

Food/Tobacco—2.3%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 3.485%-3.583%, 1 mo. LIBOR + 2.250%, 02/16/24(a)(d)	58,164,441	58,062,653
Amplify Snack Brands, Inc., Term Loan, 6.740%, 1 mo. LIBOR + 5.500%, 09/02/23(a)(d)	12,060,756	11,920,007
ASP MSG Acquisition Co., Inc., 2017 Term Loan B, 5.333%, 3 mo. LIBOR + 4.000%, 08/16/23(a)(d)	10,469,250	10,528,192
Blue Buffalo Co. Ltd., 2017 Term Loan B, 3.235%, 1 mo. LIBOR + 2.000%, 05/27/24(a)(d)	2,493,750	2,507,790
JBS USA LLC, 2017 Term Loan B, 3.804%, 3 mo. LIBOR + 2.500%, 10/30/22(a)(d)	23,556,625	23,262,167
Landry’s, Inc., 2017 Incremental Term Loan, 4.488%, 1 mo. LIBOR + 3.250%, 10/04/23(a)(d)(e)	4,925,008	4,949,633
NPC International, Inc., 1st Lien Term Loan, 4.738%, 3 mo. LIBOR + 3.500%, 04/19/24(a)(d)	3,536,138	3,571,499
NPC International, Inc., 2nd Lien Term Loan, 8.738%, 1 mo. LIBOR + 7.500%, 04/18/25(a)(d)	1,265,000	1,280,812
Post Holdings, Inc., 2017 Series A Incremental Term Loan, 3.490%, 1 mo. LIBOR + 2.250%, 05/24/24(a)(d)	17,516,100	17,550,081
U.S. Foods, Inc., 2016 Term Loan B, 3.985%, 1 mo. LIBOR + 2.750%, 06/27/23(a)(d)	12,042,563	12,110,723

		145,743,557

Forest Product/Containers—1.4%
Anchor Glass Container Corp., 2017 1st Lien Term Loan, 3.981%-4.067%, 1 mo. LIBOR + 2.750%, 12/07/23(a)(d)	5,391,420	5,409,696
Anchor Glass Container Corp., 2016 2nd Lien Term Loan, 9.067%, 1 mo. LIBOR + 7.750%, 12/07/24(a)(d)(e)	2,595,000	2,616,616
Berry Plastics Group, Inc., Term Loan K, 3.485%, 1 mo. LIBOR + 2.250%, 02/08/20(a)(d)	7,420,479	7,442,370
BWAY Holding Co., 2017 Term Loan B, 4.481%, 1 mo. LIBOR + 3.250%, 04/03/24(a)(d)	18,777,938	18,821,502
Caraustar Industries, Inc., 2017 Term Loan B, 6.833%, 3 mo. LIBOR + 5.500%, 03/14/22(a)(d)	13,659,492	13,655,258
Flex Acquisition Co., Inc., 1st Lien Term Loan, 4.299%, 3 mo. LIBOR + 3.000%, 12/29/23(a)(d)	2,473,800	2,479,218

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Forest Product/Containers—continued
Proampac PG Borrower LLC, 2016 1st Lien Term Loan, 5.236%-7.250%, 1 mo. LIBOR + 4.000%, 11/18/23(a)(d)	9,343,050	9,419,009
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 3.985%, 1 mo. LIBOR + 2.750%, 02/05/23(a)(d)	11,338,199	11,379,016
Signode Industrial Group U.S., Inc., USD Term Loan B, 3.985%-4.083%, 3 mo. LIBOR + 2.750%, 05/04/21(a)(d)	16,067,190	16,100,610

		87,323,295

Gaming/Leisure—9.3%
Amaya Holdings B.V., Repriced Term Loan B, 4.833%, 3 mo. LIBOR + 3.500%, 08/01/21(a)(d)(e)	16,737,318	16,779,161
Aristocrat Leisure Ltd., 2017 Incremental Term Loan, 09/19/24(a)(d)(e)(f)	3,355,000	3,358,355
Belmond Interfin Ltd., USD 2017 Term Loan B, 3.985%, 1 mo. LIBOR + 2.750%, 07/03/24(a)(d)	8,763,038	8,768,558
Boyd Gaming Corp., Term Loan B3, 3.694%, 1 Week LIBOR + 2.500%, 09/15/23(a)(d)	6,285,353	6,302,638
Caesars Entertainment Operating Co., Term Loan B5 (Non RSA), 10/31/17(a)(d)(f)(h)	27,514,861	32,398,749
Caesars Entertainment Operating Co., Term Loan B7 (Non RSA), 03/01/22(a)(d)(f)(h)	24,820,000	31,816,262
Caesars Entertainment Operating Co., Extended Term Loan B6, 03/01/22(a)(d)(f)(h)	69,134,680	83,869,355
Caesars Entertainment Operating Co., Exit Term Loan, 10/06/24(a)(d)(e)(f)	5,850,000	5,851,228
Caesars Entertainment Resort Properties LLC, Term Loan B, 4.735%, 1 mo. LIBOR + 3.500%, 10/11/20(a)(d)	40,599,380	40,650,129
Casablanca U.S. Holdings, Inc., 1st Lien Term Loan, 5.985%-6.061%, 3 mo. LIBOR + 4.750%, 03/15/24(a)(d)	6,382,925	6,370,989
CityCenter Holdings LLC, 2017 Term Loan B, 3.735%, 1 mo. LIBOR + 2.500%, 04/18/24(a)(d)	3,331,650	3,344,577
ClubCorp Club Operations, Inc., 2017 Incremental Term Loan, 4.588%, 3 mo. LIBOR + 3.250%, 08/15/24(a)(d)	2,935,000	2,915,189
Diamond Resorts Corp., 2016 Term Loan B, 7.235%, 1 mo. LIBOR + 6.000%, 08/11/23(a)(d)(g)	27,951,112	28,038,599
Eldorado Resorts LLC, 2017 Term Loan B, 3.563%, 3 mo. LIBOR + 2.250%, 04/17/24(a)(d)	8,201,556	8,191,304
ESH Hospitality, Inc., 2017 Term Loan B, 3.735%, 1 mo. LIBOR + 2.500%, 08/30/23(a)(d)	15,600,388	15,657,173
Everi Payments, Inc., Term Loan B, 5.735%, 1 mo. LIBOR + 4.500%, 05/09/24(a)(d)	20,643,263	20,818,730
Four Seasons Hotels Ltd., New 1st Lien Term Loan, 3.735%, 1 mo. LIBOR + 2.500%, 11/30/23(a)(d)	12,445,950	12,527,595
Gateway Casinos & Entertainment Ltd., Term Loan B1, 5.083%, 3 mo. LIBOR + 3.750%, 02/22/23(a)(d)	2,558,588	2,572,174

See Notes to Financial Statements.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Gaming/Leisure—continued
GLP Financing LLC, Incremental Term Loan A, 2.985%, 1 mo. LIBOR + 1.750%, 04/28/21(a)(d)	56,656,294	55,877,270
Golden Entertainment, Inc., 2017 1st Lien Term Loan, 08/15/24(a)(d)(e)(f)	5,455,000	5,420,906
Greektown Holdings LLC, 2017 Term Loan B, 4.235%, 1 mo. LIBOR + 3.000%, 03/21/24(a)(d)	11,087,213	11,081,669
Hilton Worldwide Finance LLC, Term Loan B2, 3.237%, 1 mo. LIBOR + 2.000%, 10/25/23(a)(d)(g)	81,011,462	81,330,648
La Quinta Intermediate Holdings LLC, Term Loan B, 4.054%, 3 mo. LIBOR + 2.750%, 04/14/21(a)(d)	9,429,744	9,453,318
Las Vegas Sands LLC, 2017 Term Loan B, 3.235%, 1 mo. LIBOR + 2.000%, 03/29/24(a)(d)	20,771,617	20,849,511
MGM Growth Prop. Operating Partnership L.P., 2016 Term Loan B, 3.485%, 1 mo. LIBOR + 2.250%, 04/25/23(a)(d)	11,062,701	11,094,561
MGM Resorts International, 2016 Term Loan A, 3.485%, 1 mo. LIBOR + 2.250%, 04/25/21(a)(d)	7,905,333	7,908,654
Mohegan Tribal Gaming Authority, 2016 Term Loan B, 5.235%, 1 mo. LIBOR + 4.000%, 10/13/23(a)(d)	12,658,414	12,771,454
Penn National Gaming, Inc., 2017 Term Loan B, 3.735%, 1 mo. LIBOR + 2.500%, 01/19/24(a)(d)	2,572,075	2,581,720
Playa Resorts Holding B.V., 2017 Term Loan B, 4.320%, 3 mo. LIBOR + 3.000%, 04/05/24(a)(d)	5,835,375	5,794,527
Playcore Wisconsin, Inc., 2017 Term Loan, 09/29/24(a)(d)(e)(f)	2,215,595	2,226,673
Playcore Wisconsin, Inc., 2017 Delayed Draw Term Loan, 09/29/24(a)(d)(e)(f)	299,405	300,902
Scientific Games International, Inc., 2017 Term Loan B4, 4.485%-4.522%, 2 mo. LIBOR + 3.250%, 08/14/24(a)(d)	15,500,000	15,514,570
Station Casinos LLC, 2016 Term Loan B, 3.740%, 1 mo. LIBOR + 2.500%, 06/08/23(a)(d)	6,736,400	6,738,219
UFC Holdings LLC, 1st Lien Term Loan, 4.490%, 1 mo. LIBOR + 3.250%, 08/18/23(a)(d)	4,964,850	4,982,674

		584,158,041

Healthcare—7.5%
Ardent Legacy Acquisitions, Inc., 2015 Term Loan B, 6.833%, 3 mo. LIBOR + 5.500%, 08/04/21(a)(d)	13,171,609	13,188,074
CDRH Parent, Inc., New 1st Lien Term Loan, 5.570%, 3 mo. LIBOR + 4.250%, 07/01/21(a)(d)	3,545,419	2,870,300
Change Healthcare Holdings, Inc., 2017 Term Loan B, 3.985%, 1 mo. LIBOR + 2.750%, 03/01/24(a)(d)(g)	56,476,200	56,603,271
Community Health Systems, Inc., Term Loan G, 4.067%, 3 mo. LIBOR + 2.750%, 12/31/19(a)(d)	25,032,732	24,873,774

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Healthcare—continued
Community Health Systems, Inc., Term Loan H, 4.317%, 3 mo. LIBOR + 3.000%, 01/27/21(a)(d)(e)	39,160,418	38,878,071
Convatec, Inc., USD 2016 Term Loan B, 3.583%, 3 mo. LIBOR + 2.250%, 10/31/23(a)(d)	6,789,525	6,800,117
CPI Holdco LLC, 2017 1st Lien Term Loan, 5.340%, 3 mo. LIBOR + 4.000%, 03/21/24(a)(d)	3,149,178	3,172,797
Envision Healthcare Corp., 2016 Term Loan B, 4.240%, 1 mo. LIBOR + 3.000%, 12/01/23(a)(d)	969,341	971,163
Explorer Holdings, Inc., 2016 Term Loan B, 5.061%, 3 mo. LIBOR + 3.750%, 05/02/23(a)(d)	5,211,288	5,234,114
Greatbatch Ltd., Term Loan A, 4.490%, 1 mo. LIBOR + 3.250%, 10/27/21(a)(d)	4,633,067	4,627,275
Greatbatch Ltd., 2017 Term Loan B, 4.740%, 1 mo. LIBOR + 3.500%, 10/27/22(a)(d)	16,895,699	16,987,273
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, 3.447%, 3 mo. LIBOR + 2.250%, 01/31/25(a)(d)(g)	34,899,625	34,952,672
Halyard Health, Inc., Term Loan B, 3.985%, 1 mo. LIBOR + 2.750%, 11/01/21(a)(d)	7,910,000	7,969,325
HCA, Inc., Term Loan B8, 3.485%, 1 mo. LIBOR + 2.250%, 02/15/24(a)(d)	28,208,651	28,339,539
INC Research LLC, 2017 Term Loan A, 2.985%, 1 mo. LIBOR + 1.750%, 06/28/22(a)(d)	12,585,000	12,616,463
INC Research LLC, 2017 Term Loan B, 3.485%, 1 mo. LIBOR + 2.250%, 08/01/24(a)(d)	9,220,000	9,248,213
Indivior Finance S.A.R.L., USD Term Loan B, 7.320%, 3 mo. LIBOR + 6.000%, 12/19/19(a)(d)	17,676,493	17,720,684
Innoviva, Inc., 2017 Term Loan B, 5.817%, 3 mo. LIBOR + 4.500%, 08/11/22(a)(d)	6,075,000	6,120,563
Kindred Healthcare, Inc., New Term Loan, 4.813%, 3 mo. LIBOR + 3.500%, 04/09/21(a)(d)	4,322,822	4,324,638
Lannett Co., Inc., Term Loan A, 5.985%, 1 mo. LIBOR + 4.750%, 11/25/20(a)(d)	26,705,260	26,371,444
MPH Acquisition Holdings LLC, 2016 Term Loan B, 4.333%, 3 mo. LIBOR + 3.000%, 06/07/23(a)(d)	19,451,270	19,591,124
Parexel International Corp., Term Loan B, 08/07/24(a)(d)(f)	5,450,000	5,487,496
PharMerica Corp., 1st Lien Term Loan, 09/26/24(a)(d)(e)(f)	2,100,000	2,111,151
PharMerica Corp., 2nd Lien Term Loan, 09/26/25(a)(d)(e)(f)	1,695,000	1,690,763
Quintiles IMS, Inc., 2017 Term Loan B2, 3.321%, 3 mo. LIBOR + 2.000%, 01/31/25(a)(d)	5,030,000	5,053,339
Quintiles IMS, Inc., 2017 USD Term Loan B, 3.333%, 3 mo. LIBOR + 2.000%, 03/07/24(a)(d)	4,219,824	4,239,404

See Notes to Financial Statements.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Healthcare—continued
RPI Finance Trust, Term Loan A3, 3.083%, 3 mo. LIBOR + 1.750%, 10/14/21(a)(d)	11,122,886	11,129,893
RPI Finance Trust, Term Loan B6, 3.333%, 3 mo. LIBOR + 2.000%, 03/27/23(a)(d)	33,859,433	33,944,082
Surgery Center Holdings, Inc., 2017 Term Loan B, 4.490%, 1 mo. LIBOR + 3.250%, 09/02/24(a)(d)	8,370,000	8,296,763
Team Health Holdings, Inc., 1st Lien Term Loan, 3.985%, 1 mo. LIBOR + 2.750%, 02/06/24(a)(d)	8,219,990	8,060,769
Valeant Pharmaceuticals International, Inc., Term Loan B F1, 5.990%, 1 mo. LIBOR + 4.750%, 04/01/22(a)(d)	47,763,579	48,604,218

		470,078,772

Housing—1.9%
American Builders & Contractors Supply Co., Inc., 2017 Term Loan B, 3.735%, 1 mo. LIBOR + 2.500%, 10/31/23(a)(d)	12,800,675	12,844,069
Canam Steel Corp., Term Loan B, 6.799%, 3 mo. LIBOR + 5.500%, 06/29/24(a)(d)	6,049,838	6,049,838
Capital Automotive L.P., 2017 1st Lien Term Loan, 4.240%, 1 mo. LIBOR + 3.000%, 03/24/24(a)(d)	18,949,035	19,043,780
Capital Automotive L.P., 2017 2nd Lien Term Loan, 7.240%, 1 mo. LIBOR + 6.000%, 03/24/25(a)(d)(g)	38,654,307	39,089,168
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.561%-4.583%, 3 mo. LIBOR + 3.250%, 11/04/21(a)(d)(g)	30,297,373	30,351,606
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 3.985%, 1 mo. LIBOR + 2.750%, 11/15/23(a)(d)	4,754,075	4,750,272
Realogy Corp., 2017 Term Loan B, 3.485%, 1 mo. LIBOR + 2.250%, 07/20/22(a)(d)	8,359,505	8,390,853

		120,519,586

Information Technology—8.9%
Abacus Innovations Corp., Term Loan B, 3.250%, 1 mo. LIBOR + 2.000%, 08/16/23(a)(d)	6,297,413	6,332,867
Almonde, Inc., USD 1st Lien Term Loan, 4.817%, 3 mo. LIBOR + 3.500%, 06/13/24(a)(d)	10,035,000	10,076,244
Almonde, Inc., USD 2nd Lien Term Loan, 8.567%, 3 mo. LIBOR + 7.250%, 06/13/25(a)(d)	4,230,000	4,297,976
Applied Systems, Inc., 2017 1st Lien Term Loan, 09/19/24(a)(d)(e)(f)	1,675,000	1,691,231
Aricent Technologies, 1st Lien Term Loan, 5.737%, 1 mo. LIBOR + 4.500%, 04/14/21(a)(d)	6,232,546	6,230,614
Arris Group, Inc., 2015 Term Loan A, 2.985%, 1 mo. LIBOR + 1.750%, 06/18/20(a)(d)	3,163,141	3,151,279

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Information Technology—continued
Arris Group, Inc., 2017 Term Loan B, 3.735%, 1 mo. LIBOR + 2.500%, 04/26/24(a)(d)	8,756,985	8,789,824
Avatar Purchaser, Inc., 1st Lien Term Loan, 09/06/24(a)(d)(e)(f)	6,705,000	6,671,475
Avaya, Inc., Term Loan B7, 6.564%, 3 mo. LIBOR + 5.250%, 05/29/20(a)(d)(h)	41,091,145	34,722,017
Avaya, Inc., Term Loan B6, 6.814%, 3 mo. LIBOR + 5.500%, 03/30/18(a)(d)(h)	9,185,855	7,721,905
Avaya, Inc., DIP Term Loan, 8.735%-8.737%, 1 mo. LIBOR + 7.500%, 01/24/18(a)(d)(h)	17,343,698	17,467,532
Blackboard, Inc., Term Loan B4, 6.304%, 3 mo. LIBOR + 5.000%, 06/30/21(a)(d)	8,198,450	7,870,512
Cavium, Inc., 2017 Term Loan B, 3.487%, 1 mo. LIBOR + 2.250%, 08/16/22(a)(d)	5,766,936	5,781,353
Cologix, Inc., 2017 1st Lien Term Loan, 4.456%, 6 mo. LIBOR + 3.000%, 03/20/24(a)(d)	3,149,175	3,146,561
Cologix, Inc., 2017 2nd Lien Term Loan, 8.237%, 1 mo. LIBOR + 7.000%, 03/20/25(a)(d)	800,000	805,336
CompuCom Systems, Inc., Refinance Term Loan B, 4.485%, 1 mo. LIBOR + 3.250%, 05/09/20(a)(d)	3,771,522	3,283,600
Compuware Corp., Term Loan B3, 12/15/21(a)(d)(f)	4,624,887	4,669,193
Cortes NP Acquisition Corp., 2017 Term Loan B, 5.239%, 1 mo. LIBOR + 4.000%, 11/30/23(a)(d)	12,013,653	12,098,710
CSRA, Inc., Term Loan B, 3.333%, 3 mo. LIBOR + 2.000%, 11/30/23(a)(d)	8,133,125	8,151,750
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, 4.240%, 1 mo. LIBOR + 3.000%, 04/27/24(a)(d)	6,658,313	6,644,996
Dell, Inc., Term Loan A3, 3.200%, 1 Week LIBOR + 2.000%, 12/31/18(a)(d)	17,330,000	17,324,628
Dell, Inc., Term Loan A2, 3.450%, 1 Week LIBOR + 2.250%, 09/07/21(a)(d)(g)	50,821,584	50,849,028
Dell, Inc., 2017 Term Loan B, 3.740%, 1 mo. LIBOR + 2.500%, 09/07/23(a)(d)(g)	42,622,330	42,755,312
DigiCert, Inc., 2017 Term Loan B1, 09/20/24(a)(d)(e)(f)	3,350,000	3,383,500
DigiCert, Inc., 2017 2nd Lien Term Loan, 09/07/25(a)(d)(e)(f)	4,240,000	4,273,581
EIG Investors Corp., 2017 Term Loan, 5.318%, 3 mo. LIBOR + 4.000%, 02/09/23(a)(d)	6,668,322	6,731,404
Exact Merger Sub LLC, 1st Lien Term Loan, 09/19/24(a)(d)(e)(f)	3,355,000	3,359,194
Gartner, Inc., 2016 Term Loan A, 3.235%, 1 mo. LIBOR + 2.000%, 03/20/22(a)(d)	5,791,500	5,813,218
Gartner, Inc., Term Loan B, 3.235%, 1 mo. LIBOR + 2.000%, 04/05/24(a)(d)	5,517,275	5,558,655
GlobalLogic Holdings, Inc., 2016 Term Loan B, 5.833%, 3 mo. LIBOR + 4.500%, 06/13/22(a)(d)	4,616,800	4,628,342
Help/Systems LLC, 2017 1st Lien Term Loan, 5.833%, 3 mo. LIBOR + 4.500%, 10/08/21(a)(d)	2,974,861	2,982,298

See Notes to Financial Statements.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Information Technology—continued
Inovalon Holdings, Inc., Term Loan, 2.485%, 1 mo. LIBOR + 1.250%, 09/19/19(a)(d)	28,472,411	28,045,325
Internap Corp., 2017 Term Loan, 8.240%, 1 mo. LIBOR + 7.000%, 04/06/22(a)(d)	3,331,650	3,356,637
IPC Corp., 2015 Term Loan B, 5.820%, 3 mo. LIBOR + 4.500%, 08/06/21(a)(d)	11,632,890	11,051,245
LANDesk Group, Inc., 2017 Term Loan B, 5.490%, 1 Week LIBOR + 4.250%, 01/20/24(a)(d)	5,429,245	5,284,447
Lionbridge Technologies, Inc., 1st Lien Term Loan, 6.735%, 1 mo. LIBOR + 5.500%, 02/03/24(a)(d)	3,387,975	3,375,270
MA FinanceCo. LLC, USD Term Loan B3, 3.987%, 1 mo. LIBOR + 2.750%, 06/21/24(a)(d)	2,263,568	2,266,397
MaxLinear, Inc., Term Loan B, 3.737%, 1 mo. LIBOR + 2.500%, 05/12/24(a)(d)	4,167,059	4,177,477
McAfee LLC, 2017 Term Loan B, 09/30/24(a)(d)(e)(f)	15,100,000	15,167,950
Peak 10, Inc., 2017 1st Lien Term Loan, 4.811%, 3 mo. LIBOR + 3.500%, 08/01/24(a)(d)	8,790,000	8,790,000
Peak 10, Inc., 2017 2nd Lien Term Loan, 8.561%, 3 mo. LIBOR + 7.250%, 08/01/25(a)(d)	1,620,000	1,625,395
Presidio, Inc., 2017 Term Loan B, 4.549%, 3 mo. LIBOR + 3.250%, 02/02/22(a)(d)	10,102,800	10,168,469
Project Leopard Holdings, Inc., Term Loan B, 6.833%, 3 mo. LIBOR + 5.500%, 07/07/23(a)(d)	2,805,000	2,833,050
Quest Software U.S. Holdings, Inc., Term Loan B, 7.235%, 1 mo. LIBOR + 6.000%, 10/31/22(a)(d)	2,450,698	2,483,635
Rackspace Hosting, Inc., 2017 1st Lien Term Loan, 4.311%, 3 mo. LIBOR + 3.000%, 11/03/23(a)(d)(e)	7,633,144	7,612,153
RP Crown Parent LLC, 2016 Term Loan B, 4.738%, 1 mo. LIBOR + 3.500%, 10/12/23(a)(d)	2,883,213	2,898,148
Salient CRGT, Inc., 2017 Term Loan, 6.985%, 1 mo. LIBOR + 5.750%, 02/25/22(a)(d)	8,690,990	8,734,445
Seattle Spinco, Inc., USD Term Loan B3, 3.987%, 1 mo. LIBOR + 2.750%, 06/21/24(a)(d)	15,286,432	15,305,540
Semiconductor Components Industries LLC, Term Loan A, 3.049%, 3 mo. LIBOR + 1.750%, 01/02/18(a)(d)	20,382,021	20,365,104
Sirius Computer Solutions, Inc., 2016 Term Loan, 5.485%, 1 mo. LIBOR + 4.250%, 10/30/22(a)(d)	4,677,086	4,706,318
SolarWinds Holdings, Inc., 2017 Term Loan, 4.735%, 1 mo. LIBOR + 3.500%, 02/05/23(a)(d)	2,962,613	2,970,019
Solera LLC, USD Term Loan B, 4.485%, 1 mo. LIBOR + 3.250%, 03/03/23(a)(d)	17,736,072	17,779,348

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Information Technology—continued
Southern Graphics, Inc., New Term Loan B, 4.485%-4.583%, 1 mo. LIBOR + 3.250%, 10/17/19(a)(d)	6,629,055	6,642,843
SS&C Technologies, Inc., 2017 Term Loan B1, 3.485%, 1 mo. LIBOR + 2.250%, 07/08/22(a)(d)	2,984,432	2,996,877
SS&C Technologies, Inc., 2017 Term Loan B2, 3.485%, 1 mo. LIBOR + 2.250%, 07/08/22(a)(d)	157,841	158,499
Symantec Corp., Term Loan A3, 2.760%, 3 mo. LIBOR + 1.500%, 08/01/19(a)(d)	18,749,077	18,643,707
Symantec Corp., Term Loan A2, 2.813%, 2 mo. LIBOR + 1.500%, 07/28/19(a)(d)	7,946,308	7,916,509
Symantec Corp., Term Loan A5, 3.010%, 2 mo. LIBOR + 1.750%, 08/01/21(a)(d)	6,435,000	6,410,869
Syncsort, Inc., 2017 Term Loan B, 6.314%, 3 mo. LIBOR + 5.000%, 08/09/24(a)(d)	3,350,000	3,283,000
TierPoint LLC, 2017 1st Lien Term Loan, 4.985%, 1 mo. LIBOR + 3.750%, 05/06/24(a)(d)	3,336,638	3,351,919
TTM Technologies, Inc., 2017 Term Loan, 09/14/24(a)(d)(e)(f)	3,350,000	3,366,750
VF Holding Corp., Reprice Term Loan, 4.485%, 1 mo. LIBOR + 3.250%, 06/30/23(a)(d)	11,862,886	11,900,017
Western Digital Corp., USD Term Loan A, 2.985%, 1 mo. LIBOR + 1.750%, 04/29/21(a)(d)	2,962,500	2,973,609
Western Digital Corp., 2017 USD Term Loan B, 3.985%, 1 mo. LIBOR + 2.750%, 04/29/23(a)(d)	9,993,880	10,046,347

		563,951,453

Manufacturing—1.5%
Big River Steel LLC, Term Loan B, 6.333%, 3 mo. LIBOR + 5.000%, 08/23/23(a)(d)	8,390,000	8,473,900
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, 5.514%-5.583%, 2 mo. LIBOR + 4.250%, 06/21/24(a)(d)	7,511,175	7,546,853
Bright Bidco B.V., Term Loan B, 5.735%-5.833%, 3 mo. LIBOR + 4.500%, 06/30/24(a)(d)	12,388,950	12,492,150
Columbus McKinnon Corp., Term Loan B, 4.333%, 3 mo. LIBOR + 3.000%, 01/31/24(a)(d)	3,884,265	3,893,976
Dynacast International LLC, Term Loan B, 4.583%, 3 mo. LIBOR + 3.250%, 01/28/22(a)(d)	8,600,183	8,637,852
Gates Global LLC, 2017 USD Term Loan B, 4.583%, 3 mo. LIBOR + 3.250%, 04/01/24(a)(d)	15,120,792	15,177,495
Keurig Green Mountain, Inc., USD Term Loan A, 2.750%, 1 Week LIBOR + 1.500%, 03/03/21(a)(d)	25,463,095	25,380,340
Milacron LLC, Amended Term Loan B, 4.235%, 1 mo. LIBOR + 3.000%, 09/28/23(a)(d)	3,508,488	3,521,644

See Notes to Financial Statements.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Manufacturing—continued
Tecomet, Inc., 2017 Term Loan B, 5.061%, 3 mo. LIBOR + 3.750%, 05/02/24(a)(d)	5,002,463	5,030,627
Unifrax Corp., 2017 USD Term Loan B, 5.083%, 3 mo. LIBOR + 3.750%, 04/04/24(a)(d)	6,244,350	6,267,766

		96,422,603

Metals/Minerals—1.8%
Atkore International, Inc., 2016 1st Lien Term Loan, 4.340%, 3 mo. LIBOR + 3.000%, 12/22/23(a)(d)	17,532,513	17,620,175
Atlas Iron Ltd., Capex Term Loan B, 8.580%, 1 mo. LIBOR + 7.330%, 05/06/21(a)(d)	2,655,642	2,483,025
Blackhawk Mining LLC, 2017 Term Loan, 10.780%, 2 mo. LIBOR + 9.500%, 02/14/22(a)(d)	17,414,150	15,940,216
Contura Energy, Inc., 2017 Term Loan, 6.280%, 2 mo. LIBOR + 5.000%, 03/18/24(a)(d)	10,713,650	10,539,553
Coronado Coal LLC, Term Loan, 8.333%, 3 mo. LIBOR + 7.000%, 06/01/23(a)(d)	4,802,963	4,826,977
Fairmount Santrol, Inc., Extended Term Loan B1, 09/05/19(a)(d)(e)(f)	1,660,370	1,633,389
Fairmount Santrol, Inc., New Term Loan B2, 4.735%, 1 mo. LIBOR + 3.500%, 09/05/19(a)(d)(e)	7,312,167	7,239,045
Foresight Energy LLC, 2017 1st Lien Term Loan, 7.083%, 3 mo. LIBOR + 5.750%, 03/28/22(a)(d)	9,447,525	8,815,769
Global Brass & Copper, Inc., 2016 Term Loan B, 4.500%, 1 mo. LIBOR + 3.250%, 07/18/23(a)(d)	3,707,550	3,744,626
Peabody Energy Corp., Exit Term Loan, 4.735%, 1 mo. LIBOR + 3.500%, 03/31/22(a)(d)(e)	7,907,039	7,941,672
TMS International Corp., 2017 Term Loan B, 4.309%, 3 mo. LIBOR + 3.000%, 08/21/24(a)(d)	5,811,802	5,811,802
U.S. Silica Co., New Term Loan B, 4.375%, 3 mo. LIBOR + 3.000%, 07/23/20(a)(d)	8,726,041	8,736,949
U.S. Silica Co., Incremental Term Loan, 4.875%, 3 mo. LIBOR + 3.500%, 07/23/20(a)(d)	9,286,281	9,309,497
Zekelman Industries, Inc., Term Loan B, 4.073%, 3 mo. LIBOR + 2.750%, 06/14/21(a)(d)	7,339,355	7,366,878

		112,009,573

Retail—3.4%
Abercrombie & Fitch Management Co., Term Loan B, 4.990%, 1 mo. LIBOR + 3.750%, 08/07/21(a)(d)	3,000,000	2,955,000
Ascena Retail Group, Inc., 2015 Term Loan B, 5.750%, 1 mo. LIBOR + 4.500%, 08/21/22(a)(d)	10,337,672	8,390,778
Bass Pro Group LLC, Term Loan B, 6.235%, 1 mo. LIBOR + 5.000%, 12/16/23(a)(d)	18,000,000	16,934,940

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Retail—continued
Belk, Inc., Term Loan, 6.054%, 3 mo. LIBOR + 4.750%, 12/12/22(a)(d)	8,181,859	6,842,980
CWGS Group LLC, 2016 Term Loan, 4.981%-4.985%, 1 mo. LIBOR + 3.750%, 11/08/23(a)(d)	14,321,775	14,375,482
Dollar Tree, Inc., Term Loan B2, 4.250%, 07/06/22(a)(d)(g)	42,790,259	43,325,137
Hudson’s Bay Co., 2015 Term Loan B, 4.522%, 2 mo. LIBOR + 3.250%, 09/30/22(a)(d)	26,330,230	25,540,323
J. Crew Group, Inc., Term Loan Consenting, 4.454%-4.553%, 3 mo. LIBOR + 3.220%, 03/05/21(a)(d)	18,957,495	11,439,142
J.C. Penney Corp., Inc., 2016 Term Loan B, 5.568%, 3 mo. LIBOR + 4.250%, 06/23/23(a)(d)(g)	16,932,330	16,445,526
Men’s Wearhouse, Inc. (The), Term Loan B, 4.750%-4.813%, 1 mo. LIBOR + 3.500%, 06/18/21(a)(d)	5,311,075	5,170,012
Men’s Wearhouse, Inc. (The), 2015 Term Loan, 5.000%, 06/18/21(a)(d)	8,333,050	7,989,312
PetSmart, Inc., Term Loan B2, 4.240%, 1 mo. LIBOR + 3.000%, 03/11/22(a)(d)(e)	5,002,207	4,218,511
Sears Holding Corp., Incremental Term Loan, 8.732%, 1 mo. LIBOR + 7.500%, 07/20/20(a)(d)	5,547,945	5,584,950
Sears Roebuck Acceptance Corp., 2015 Term Loan, 5.735%, 1 mo. LIBOR + 4.500%, 06/30/18(a)(d)(g)	3,711,592	3,660,558
Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.235%, 1 mo. LIBOR + 5.000%, 08/21/19(a)(d)	31,979,784	30,038,292
Toys ‘R’ Us-Delaware, Inc., Term Loan B4, 04/24/20(a)(d)(f)(h)	19,690,843	11,683,168
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 7.000%, PRIME + 2.750%, 05/25/18(a)(d)(h)	1,734,508	740,062

		215,334,173

Service—6.2%
Ascend Learning LLC, 2017 Term Loan B, 4.485%, 1 mo. LIBOR + 3.250%, 07/12/24(a)(d)	4,180,000	4,196,720
Diebold, Inc., USD 2017 Term Loan B, 4.000%, 1 mo. LIBOR + 2.750%, 11/06/23(a)(d)	1,346,617	1,347,465
DigitalGlobe, Inc., 2016 Term Loan B, 3.985%, 1 mo. LIBOR + 2.750%, 01/15/24(a)(d)	4,178,425	4,174,957
Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 4.556%-4.583%, 3 mo. LIBOR + 3.250%, 07/19/24(a)(d)	2,115,044	2,115,044
Evertec Group LLC, New Term Loan A, 3.485%, 1 mo. LIBOR + 2.250%, 04/17/18(a)(d)	1,000,035	994,205
Exela Intermediate LLC, Term Loan B, 8.804%, 3 mo. LIBOR + 7.500%, 07/12/23(a)(d)	7,325,000	7,242,594
First Data Corp., USD Term Loan A, 3.237%, 1 mo. LIBOR + 2.000%, 06/02/20(a)(d)(g)	28,875,000	28,875,000

See Notes to Financial Statements.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Service—continued
First Data Corp., 2022 USD Term Loan, 3.487%, 1 mo. LIBOR + 2.250%, 07/08/22(a)(d)	54,774,811	54,850,947
First Data Corp., 2017 Term Loan, 3.737%, 1 mo. LIBOR + 2.500%, 04/26/24(a)(d)	39,871,319	39,992,528
Fleetcor Technologies, Inc., 2017 Term Loan B3, 3.235%, 1 mo. LIBOR + 2.000%, 08/02/24(a)(d)	8,375,000	8,392,420
GFL Environmental, Inc., USD Term Loan B, 4.083%, 3 mo. LIBOR + 2.750%, 09/29/23(a)(d)	4,108,500	4,122,633
Global Payments, Inc., 2016 Term Loan A, 2.985%, 1 mo. LIBOR + 1.750%, 05/02/22(a)(d)	13,459,625	13,476,449
Inmar Holdings, Inc., 2017 1st Lien Term Loan, 4.772%, 2 mo. LIBOR + 3.500%, 05/01/24(a)(d)	6,673,275	6,664,933
Inmar Holdings, Inc., 2017 2nd Lien Term Loan, 9.272%, 2 mo. LIBOR + 8.000%, 05/01/25(a)(d)	1,690,000	1,690,000
IQOR U.S., Inc., Term Loan B, 6.299%, 3 mo. LIBOR + 5.000%, 04/01/21(a)(d)	28,429,776	28,117,049
KUEHG Corp., 2017 2nd Lien Term Loan, 9.583%, 3 mo. LIBOR + 8.250%, 08/18/25(a)(d)	1,695,000	1,686,525
Laureate Education, Inc., 2017 Term Loan B, 5.735%, 1 mo. LIBOR + 4.500%, 04/26/24(a)(d)	7,074,450	7,099,494
NAB Holdings LLC, 2017 Term Loan, 4.833%, 3 mo. LIBOR + 3.500%, 07/01/24(a)(d)	1,670,813	1,678,131
Premiere Global Services, Inc., 1st Lien Term Loan, 7.775%, 2 mo. LIBOR + 6.500%, 12/08/21(a)(d)	2,322,071	2,234,994
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 3.985%, 1 mo. LIBOR + 2.750%, 05/02/22(a)(d)	9,136,931	9,210,575
Redbox Automated Retail LLC, Term Loan B, 8.735%, 1 mo. LIBOR + 7.500%, 09/27/21(a)(d)	4,717,909	4,741,498
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.985%, 1 mo. LIBOR + 2.750%, 03/01/21(a)(d)	24,318,509	24,342,828
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, 6.985%, 1 mo. LIBOR + 5.750%, 02/28/22(a)(d)	10,175,000	10,251,312
Sedgwick Claims Management Services, Inc., Incremental 2nd Lien Term Loan, 7.067%, 3 mo. LIBOR + 5.750%, 02/28/22(a)(d)	3,440,000	3,465,800
SGS Cayman L.P., 2014 Term Loan B, 6.671%, 3 mo. LIBOR + 5.375%, 04/23/21(a)(d)	4,519,747	4,323,906
Spin Holdco, Inc., 2017 Term Loan B, 5.014%, 2 mo. LIBOR + 3.750%, 11/14/22(a)(d)	5,411,152	5,434,150
St. Georges University, 2016 Term Loan B, 5.490%, 1 mo. LIBOR + 4.250%, 07/06/22(a)(d)	2,583,355	2,594,670

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Service—continued
Sutherland Global Services, Inc., Term Loan B, 6.671%, 3 mo. LIBOR + 5.375%, 04/23/21(a)(d)	19,418,545	18,577,139
TKC Holdings, Inc., 2017 1st Lien Term Loan, 5.522%, 2 mo. LIBOR + 4.250%, 02/01/23(a)(d)	5,164,050	5,207,067
TKC Holdings, Inc., 2017 2nd Lien Term Loan, 9.272%, 2 mo. LIBOR + 8.000%, 02/01/24(a)(d)	1,265,000	1,277,650
Trans Union, LLC, Term Loan B3, 3.235%, 1 mo. LIBOR + 2.000%, 04/10/23(a)(d)	6,461,635	6,444,447
Travelport Finance (Luxembourg) S.A.R.L., New 2017 Term Loan, 4.061%, 3 mo. LIBOR + 2.750%, 09/02/21(a)(d)	21,224,744	21,189,723
TriMark USA LLC, Delayed Draw Term Loan, 09/13/24(a)(d)(e)(f)	71,795	72,244
TriMark USA, LLC, 2017 1st Lien Term Loan, 09/13/24(a)(d)(e)(f)	1,608,205	1,618,256
USIC Holdings, Inc., 2017 Term Loan B, 5.004%, 6 mo. LIBOR + 3.500%, 12/08/23(a)(d)	2,922,913	2,939,953
Vantiv, LLC, 2017 Term Loan B4, 08/07/24(a)(d)(e)(f)	7,020,263	7,020,263
Vantiv, LLC, 2017 Term Loan B1, 09/18/24(a)(d)(e)(f)	2,204,737	2,203,084
Ventia Deco LLC, 2016 Term Loan B, 4.833%, 3 mo. LIBOR + 3.500%, 05/21/22(a)(d)	2,904,085	2,918,605
Vivid Seats Ltd., 2017 1st Lien Term Loan, 5.235%, 1 mo. LIBOR + 4.000%, 06/30/24(a)(d)	3,755,588	3,746,198
Weight Watchers International, Inc., Term Loan B2, 4.490%-4.550%, 3 mo. LIBOR + 3.250%, 04/02/20(a)(d)	19,831,980	19,559,290
Wrangler Buyer Corp., Term Loan B, 09/27/24(a)(d)(e)(f)	2,935,000	2,948,442
Xerox Business Services LLC, USD Term Loan B, 5.235%, 1 mo. LIBOR + 4.000%, 12/07/23(a)(d)	9,391,326	9,420,721

		388,459,909

Telecommunications—4.6%
Altice Financing S.A., 2017 USD Term Loan B, 4.054%, 3 mo. LIBOR + 2.750%, 07/15/25(a)(d)	11,376,488	11,383,655
Atlantic Broadband Finance LLC, 2017 1st Lien Term Loan, 08/11/24(a)(d)(e)(f)	22,085,000	21,936,589
CenturyLink, Inc., 2017 Term Loan B, 2.750%, 01/31/25(a)(d)	57,710,000	55,892,135
Colorado Buyer, Inc., Term Loan B, 4.310%, 3 mo. LIBOR + 3.000%, 05/01/24(a)(d)	3,157,088	3,167,600
Colorado Buyer, Inc., 2nd Lien Term Loan, 8.570%, 3 mo. LIBOR + 7.250%, 05/01/25(a)(d)	2,400,000	2,431,992
ConvergeOne Holdings Corp., 2017 Term Loan B, 6.090%, 3 mo. LIBOR + 4.750%, 06/20/24(a)(d)	5,004,325	4,998,069
Hargray Communications Group, Inc., 2017 Term Loan B, 4.235%, 1 mo. LIBOR + 3.000%, 05/16/24(a)(d)	3,162,075	3,171,308

See Notes to Financial Statements.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Telecommunications—continued
Level 3 Financing, Inc., 2017 Term Loan B, 3.486%, 1 mo. LIBOR + 2.250%, 02/22/24(a)(d)(g)	78,145,000	78,084,047
Ligado Networks LLC, PIK Exit Term Loan, 10.067%, 3 mo. LIBOR + 8.750%, 12/07/20(a)(d)(e)	10,615,368	9,930,677
Ligado Networks LLC, 2015 2nd Lien Term Loan, PIK 13.820%, 3 mo. LIBOR + 12.500%, 12/07/20(a)(d)	11,094,335	6,691,326
NeuStar, Inc., Term Loan B2, 08/08/24(a)(d)(e)(f)	6,975,000	7,024,383
NeuStar, Inc., 2nd Lien Term Loan, 9.312%, 3 mo. LIBOR + 8.000%, 08/08/25(a)(d)	2,750,000	2,777,500
Numericable Group S.A., USD Term Loan B11, 4.061%, 3 mo. LIBOR + 2.750%, 07/31/25(a)(d)	35,161,875	34,977,275
Numericable U.S. LLC, USD Term Loan B10, 4.561%, 3 mo. LIBOR + 3.250%, 01/14/25(a)(d)	25,644,030	25,711,731
West Corp., 2016 Term Loan B14, 3.735%, 1 mo. LIBOR + 2.500%, 06/17/21(a)(d)	5,761,874	5,760,088
West Corp., 2016 Term Loan B12, 3.735%, 1 mo. LIBOR + 2.500%, 06/17/23(a)(d)	1,595,311	1,594,912
Zayo Group LLC, 2017 Incremental Term Loan, 3.487%, 1 mo. LIBOR + 2.250%, 01/19/24(a)(d)	14,954,063	14,966,026

		290,499,313

Transportation—2.5%
American Axle and Manufacturing, Inc., Term Loan B, 3.490%, 1 mo. LIBOR + 2.250%, 04/06/24(a)(d)	19,854,086	19,792,142
CH Hold Corp., 1st Lien Term Loan, 4.235%, 1 mo. LIBOR + 3.000%, 02/01/24(a)(d)	7,603,492	7,660,519
Commercial Barge Line Co., 2015 1st Lien Term Loan, 9.985%, 1 mo. LIBOR + 8.750%, 11/12/20(d)	8,075,250	6,367,900
Daseke, Inc., Delayed Draw Term Loan, 6.735%, 1 mo. LIBOR + 5.500%, 02/02/24(a)(d)	253,929	256,468
Daseke, Inc., 2017 1st Lien Term Loan, 6.735%, 1 mo. LIBOR + 5.500%, 02/02/24(a)(d)	3,479,596	3,514,392
Federal-Mogul Holdings Corp., New Term Loan C, 4.980%-4.990%, 1 mo. LIBOR + 3.750%, 04/15/21(a)(d)(g)	31,515,848	31,679,100
HGIM Corp., Term Loan A, 7.500%, PRIME + 3.250%, 06/18/18(d)	12,470,754	5,196,189
HGIM Corp., Term Loan B, 7.750%, PRIME + 3.500%, 06/18/20(d)	12,464,745	4,253,594
International Seaways, Inc., Term Loan, 6.740%, 1 mo. LIBOR + 5.500%, 06/22/22(a)(d)	5,440,000	5,331,200
K&N Engineering, Inc., 1st Lien Term Loan, 5.985%, 1 mo. LIBOR + 4.750%, 10/19/23(a)(d)	2,476,288	2,470,097
K&N Engineering, Inc., 2nd Lien Term Loan, 9.985%, 1 mo. LIBOR + 8.750%, 10/18/24(a)(d)	1,710,000	1,675,800

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Transportation—continued
Navios Maritime Midstream Partners L.P., Term Loan B, 5.830%, 3 mo. LIBOR + 4.500%, 06/18/20(a)(d)	5,090,294	5,039,391
Navios Maritime Partners L.P., 2017 Term Loan B, 6.320%, 3 mo. LIBOR + 5.000%, 09/14/20(a)(d)	13,854,823	13,768,230
Navistar International Corp., 2017 Term Loan B, 5.240%, 1 mo. LIBOR + 4.000%, 08/07/20(a)(d)	8,899,709	8,940,469
OSG Bulk Ships, Inc., OBS Term Loan, 5.570%, 3 mo. LIBOR + 4.250%, 08/05/19(a)(d)	8,565,196	8,136,936
Superior Industries International, Inc., 1st Lien Term Loan B, 5.736%, 1 mo. LIBOR + 4.500%, 03/22/24(a)(d)	9,390,784	9,249,923
Tower Automotive Holdings USA LLC, 2017 Term Loan B, 4.000%, 1 mo. LIBOR + 2.750%, 03/07/24(a)(d)	14,318,471	14,345,389
Wabash National Corp., 2017 Term Loan B, 3.990%-6.000%, 1 mo. LIBOR + 2.750%, 03/18/22(a)(d)(e)	10,430,798	10,443,837

		158,121,576

Utility—4.7%
AES Corp., 2017 Term Loan B, 3.317%, 3 mo. LIBOR + 2.000%, 05/24/22(a)(d)	14,596,650	14,602,780
APLP Holdings Ltd. Partnership, 2016 Term Loan B, 5.485%, 1 mo. LIBOR + 4.250%, 04/13/23(a)(d)	4,060,535	4,090,989
Aria Energy Operating LLC, Term Loan, 5.735%, 1 mo. LIBOR + 4.500%, 05/27/22(a)(d)	1,878,049	1,885,092
Bronco Midstream Funding LLC, Term Loan B, 5.316%, 3 mo. LIBOR + 4.000%, 08/15/20(a)(d)	19,500,003	19,646,253
Calpine Construction Finance Co. L.P., Original Term Loan B1, 3.490%, 1 mo. LIBOR + 2.250%, 05/03/20(a)(d)	5,768,600	5,757,063
Calpine Corp., Term Loan B6, 01/15/23(a)(d)(e)(f)	5,969,810	5,957,870
Calpine Corp., 1st Lien Term Loan, 2.990%-5.000%, 1 mo. LIBOR + 1.750%, 11/30/17(a)(d)	1,145,455	1,146,405
Calpine Corp., Term Loan B8, 2.990%, 1 mo. LIBOR + 1.750%, 12/31/19(a)(d)	2,119,350	2,116,044
Calpine Corp., Term Loan B7, 4.090%, 3 mo. LIBOR + 2.750%, 05/31/23(a)(d)	5,194,250	5,184,173
Calpine Corp., Term Loan B5, 4.090%, 3 mo. LIBOR + 2.750%, 01/15/24(a)(d)	3,431,224	3,422,818
Dynegy, Inc., 2017 Term Loan C, 4.485%, 1 mo. LIBOR + 3.250%, 02/07/24(a)(d)	23,335,457	23,429,966
Empire Generating Co. LLC, Term Loan B, 5.570%, 3 mo. LIBOR + 4.250%, 03/14/21(a)(d)(e)	20,295,921	18,773,727
Empire Generating Co. LLC, Term Loan C, 5.570%, 3 mo. LIBOR + 4.250%, 03/14/21(a)(d)(e)	2,005,803	1,855,368

See Notes to Financial Statements.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Utility—continued
Energy Future Intermediate Holding Co. LLC, 2017 DIP Term Loan, 4.235%-4.236%, 1 mo. LIBOR + 3.000%, 06/30/18(a)(d)	17,490,000	17,573,077
HD Supply Waterworks Ltd., 2017 Term Loan B, 4.455%, 6 mo. LIBOR + 3.000%, 08/01/24(a)(d)	2,055,000	2,057,569
Helix Gen Funding LLC, Term Loan B, 5.083%, 3 mo. LIBOR + 3.750%, 06/02/24(a)(d)	3,164,209	3,196,769
Lonestar Generation LLC, Term Loan B, 5.567%, 3 mo. LIBOR + 4.250%, 02/22/21(a)(d)	6,708,618	6,373,187
Longview Power LLC, Term Loan B, 7.240%, 1 mo. LIBOR + 6.000%, 04/13/21(a)(d)	6,475,778	3,966,414
Middle River Power LLC, Term Loan B, 8.333%, 3 mo. LIBOR + 7.000%, 10/18/22(a)(d)	17,769,178	16,614,182
NRG Energy, Inc., 2016 Term Loan B, 3.583%, 3 mo. LIBOR + 2.250%, 06/30/23(a)(d)(g)	43,494,438	43,514,445
Power Team Services LLC, 1st Lien Term Loan, 4.583%, 3 mo. LIBOR + 3.250%, 05/06/20(a)(d)	11,569,374	11,540,450
Power Team Services LLC, 2nd Lien Term Loan, 8.583%, 3 mo. LIBOR + 7.250%, 11/06/20(a)(d)	1,975,000	1,962,656
Summit Midstream Partners Holdings LLC, Term Loan B, 7.235%, 1 mo. LIBOR + 6.000%, 05/13/22(a)(d)	16,578,450	16,785,681
Talen Energy Supply LLC, 2017 Term Loan B1, 5.235%, 1 mo. LIBOR + 4.000%, 07/15/23(a)(d)	4,265,702	4,153,727
Talen Energy Supply LLC, 2017 Term Loan B2, 5.235%, 1 mo. LIBOR + 4.000%, 04/15/24(a)(d)	11,040,359	10,750,549
TEX Operations Co. LLC, Exit Term Loan C, 3.982%, 1 mo. LIBOR + 2.750%, 08/04/23(a)(d)	5,445,783	5,453,189
TEX Operations Co. LLC, Exit Term Loan B, 3.982%-3.985%, 1 mo. LIBOR + 2.750%, 08/04/23(a)(d)	23,698,582	23,730,812
TPF II Power LLC, Term Loan B, 4.985%, 1 mo. LIBOR + 3.750%, 10/02/23(a)(d)	14,758,675	14,827,155
Vistra Operations Co. LLC, 2016 Term Loan B2, 3.982%-3.984%, 1 mo. LIBOR + 2.750%, 12/14/23(a)(d)	6,257,713	6,277,674

		296,646,084

Wireless Communications—1.2%
Sprint Communications, Inc., 1st Lien Term Loan B, 3.750%, 1 mo. LIBOR + 2.500%, 02/02/24(a)(d)(g)	72,913,600	72,959,536
TOTAL BANK LOANS (Cost $5,813,010,594)		5,785,989,120

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)

CORPORATE BONDS—3.5%

Auto Manufacturers—0.0%(i)
Motors Liquidation Co. Escrow, 7.200%(b)(c)(h)(j)	10,000,000	—
Motors Liquidation Co. Escrow, 8.375%(b)(c)(h)(j)	10,000,000	—

		—

Computers—0.2%
Dell International LLC/EMC Corp., 7.125%, 06/15/24(a)	8,000,000	8,837,841
Harland Clarke Holdings Corp., 9.250%, 03/01/21(a)	5,330,000	5,516,550
Western Digital Corp., 10.500%, 04/01/24	1,000,000	1,175,000

		15,529,391

Diversified Financial Services—0.5%
Alliance Data Systems Corp., 5.875%, 11/01/21(a)	5,000,000	5,200,000
Ally Financial, Inc., 7.500%, 09/15/20	6,000,000	6,750,000
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20	5,517,000	5,641,132
Navient Corp., 8.000%, 03/25/20, MTN	10,000,000	11,025,000
Walter Investment Management Corp., 7.875%, 12/15/21	4,000,000	2,120,000

		30,736,132

Engineering & Construction—0.3%
Engility Corp., 8.875%, 09/01/24	15,000,000	16,462,500

Entertainment—0.0%(i)
Lions Gate Entertainment Corp., 5.875%, 11/01/24(a)	1,650,000	1,732,500

Food—0.1%
U.S. Foods, Inc., 5.875%, 06/15/24(a)	8,000,000	8,380,000

Healthcare-Services—0.3%
CHS/Community Health Systems, Inc., 8.000%, 11/15/19	12,000,000	11,685,000
HCA Healthcare, Inc., 6.250%, 02/15/21	5,000,000	5,412,500

		17,097,500

Lodging—0.1%
MGM Resorts International, 7.750%, 03/15/22	5,019,000	5,859,683

Media—0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/27(a)	1,000,000	1,013,750

See Notes to Financial Statements.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Media—continued
Cequel Communications Holdings I LLC/Cequel Capital Corp., 7.750%, 07/15/25(a)	7,000,000	7,735,000
CSC Holdings LLC, 10.125%, 01/15/23(a)	2,000,000	2,307,500

		11,056,250

Miscellaneous Manufacturer—0.1%
Bombardier, Inc., 7.750%, 03/15/20(a)	7,000,000	7,455,000

Oil & Gas—0.7%
Chesapeake Energy Corp., 6.625%, 08/15/20	5,073,000	5,225,190
Chesapeake Energy Corp., 8.000%, 01/15/25(a)	3,000,000	3,030,000
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21(b)(c)	39,604,906	37,822,686

		46,077,876

Packaging & Containers—0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.000%, 07/15/24(a)	5,000,000	5,325,000

Pharmaceuticals—0.1%
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21(a)	5,000,000	4,987,500

Real Estate—0.1%
Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/21(a)	5,000,000	5,200,000

Real Estate Investment Trust—0.4%
iStar, Inc., 4.625%, 09/15/20	600,000	613,500
iStar, Inc., 5.000%, 07/01/19	5,000,000	5,065,625
iStar, Inc., 5.250%, 09/15/22	3,750,000	3,806,250
iStar, Inc., 6.000%, 04/01/22	10,000,000	10,350,000
iStar, Inc., 6.500%, 07/01/21	1,400,000	1,463,000
iStar, Inc., 7.125%, 02/15/18	500,000	509,275
Starwood Property Trust, Inc., 5.000%, 12/15/21	5,250,000	5,479,687

		27,287,337

Retail—0.0%(i)
Rite Aid Corp., 6.125%, 04/01/23(a)	3,000,000	2,917,500

Telecommunication Services—0.3%
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	4,625,000	4,451,562
Intelsat Jackson Holdings SA, 9.750%, 07/15/25(a)	1,650,000	1,666,500

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Telecommunication Services—continued
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.875%, 05/01/22(a)	10,000,000	10,425,000

		16,543,062
TOTAL CORPORATE BONDS (Cost $219,777,388)		222,647,231

PREFERRED STOCK—0.0%(i)

Banks—0.0%(i)
GMAC Capital Trust I, Series 2, 7.100%, 02/15/2040	34,000	897,600
TOTAL PREFERRED STOCK (Cost $850,000)		897,600

RIGHTS—0.0%(i)

Utility—0.0%(i)
Texas Competitive Electric Holdings Co. LLC*	410,667	431,200
TOTAL RIGHTS (Cost $554,399)		431,200

COMMON STOCKS—0.2%

Diversified Financial Services—0.1%
Aretec Group, Inc.*(b)(c)	104,182	3,125,460

Oil & Gas—0.1%
Linn Energy, Inc.*	140,363	5,074,123
SandRidge Energy, Inc.*	16,109	323,630
Templar Energy LLC, Cl A*(b)(c)	1,378,328	3,618,111

		9,015,864
TOTAL COMMON STOCKS (Cost $55,401,746)		12,141,324

MONEY MARKET FUND—6.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.92%(k)(l)	395,124,792	395,124,792
TOTAL MONEY MARKET FUND (Cost $395,124,792)		395,124,792
TOTAL INVESTMENTS (Cost $6,495,215,465)—102.0%		6,427,928,100
Liabilities in Excess of Other Assets—(2.0)%		(127,534,110)

NET ASSETS—100.0%		$6,300,393,990

*	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 92.9% of net assets as of September 30, 2017.
(b)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0.8% of net assets as of September 30, 2017.
(c)	This security is disclosed as a Level 3 security in the disclosure table in the Notes to Financial Statements (See Note 2(a)).

See Notes to Financial Statements.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

(d)	Variable rate security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(f)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(g)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(h)	Security is in default.
(i)	Less than 0.05% of Net Assets.
(j)	Perpetual maturity.
(k)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(l)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviations

DIP	Debtor-in-Possession
MTN	Medium Term Note
PIK	Payment in-kind

As of September 30, 2017, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitments	Unrealized Appreciation (Depreciation)
Engineered Machinery Holdings, Inc.	$274,956	$684
Gannett Co., Inc.*	5,000,000	(42,877)

Total	$5,274,956	$(42,193)

*	This security is disclosed as a Level 3 security in the disclosure table in the Notes to Financial Statements (See Note 2(a)).

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

SEIX GEORGIA TAX-EXEMPT BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
MUNICIPAL BONDS—95.3%

Georgia—87.6%
Athens Housing Authority, RB, 5.000%, 06/15/31	1,000,000	1,184,020
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27, Pre-refunded 07/01/2021 @ 100	2,885,000	3,310,451
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32	1,360,000	1,456,614
Athens-Clarke County Unified Government Water & Sewerage Revenue, RB, 5.000%, 01/01/24	1,250,000	1,505,300
Athens-Clarke County Unified Government Water & Sewerage Revenue, RB, 5.500%, 01/01/38, Pre-refunded 01/01/2019 @ 100	4,000,000	4,223,960
Athens-Clarke County Unified Government Water & Sewerage Revenue, RB, 5.625%, 01/01/33, Pre-refunded 01/01/2019 @ 100	3,000,000	3,172,650
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/42	2,235,000	2,482,057
Atlanta Beltline Project, Series B, Tax Allocation, 5.000%, 01/01/28	855,000	1,014,295
Atlanta Beltline Project, Series D, Tax Allocation, 5.000%, 01/01/30	1,055,000	1,235,542
Atlanta Beltline Project, Series D, Tax Allocation, 5.000%, 01/01/31	1,500,000	1,744,770
Atlanta Department of Aviation, RB, 5.000%, 01/01/32	1,000,000	1,171,700
Atlanta Development Authority, Series A, RB, 5.000%, 07/01/34	1,000,000	1,156,900
Atlanta Development Authority, Series A, RB, 5.250%, 07/01/40	2,500,000	2,914,750
Atlanta Eastside Project, Tax Allocation, 5.000%, 01/01/28	850,000	999,966
Atlanta Eastside Project, Tax Allocation, 5.000%, 01/01/30	250,000	290,480
Atlanta GA Water & Wastewater Revenue, RB, 5.000%, 11/01/40	4,000,000	4,618,480
Carroll City-County Hospital Authority, Tanner Medical Center, Inc., RB, 5.000%, 07/01/41, Country Guaranteed	3,000,000	3,372,510
Clarke County Hospital Authority, Athens Regional Medical Center, RB, 5.000%, 01/01/32, Pre-refunded 01/01/2022 @ 100, Country Guaranteed	1,180,000	1,358,038
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29	2,000,000	2,152,300
Forsyth County, Series A, GO, 5.000%, 03/01/25, Pre-refunded 03/01/2019 @ 100	2,000,000	2,113,180
Fulton County Development Authority, Series A, RB, 5.000%, 05/01/39	2,145,000	2,452,057
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series A, RB, 5.000%, 03/15/36	2,000,000	2,263,400
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series B, RB, 5.250%, 03/15/24	1,645,000	1,740,607
Georgia State, Series A-2, GO, 4.000%, 02/01/35	2,000,000	2,185,640
Georgia State, Series C, GO, 5.000%, 07/01/29	1,500,000	1,871,400

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Georgia—continued
Greene County Development Authority, RB, 5.000%, 11/15/37	2,955,000	3,250,086
Gwinnett County Development Authority, Series A, RB, 5.000%, 07/01/30	2,230,000	2,655,663
Gwinnett County Development Authority, Series B, RB, 5.000%, 07/01/33	500,000	585,395
Gwinnett County School District, GO, 5.000%, 02/01/35	1,500,000	1,768,905
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,255,967
Metropolitan Atlanta Rapid Transit Authority, Series A, RB, 5.000%, 07/01/30	1,465,000	1,694,727
Private Colleges & Universities Authority, Emory University, Series B, RB, 5.000%, 10/01/38	4,000,000	4,671,920
Private Colleges & Universities Authority, Emory University, Series C, RB, 5.250%, 09/01/39	2,000,000	2,140,100
Private Colleges & Universities Authority, Savannah College of Art & Design, RB, 5.000%, 04/01/30	1,000,000	1,118,510
Private Colleges & Universities Authority, Savannah College of Art & Design, RB, 5.000%, 04/01/44	3,500,000	3,798,830
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40	2,510,000	2,834,694

		78,765,864

North Carolina—2.0%
North Carolina Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,700,000	1,827,415

South Carolina—2.3%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	1,800,000	2,056,230

Virginia—3.4%
Virginia Small Business Financing Authority, AMT, RB, 5.000%, 07/01/34	2,805,000	3,035,599
TOTAL MUNICIPAL BONDS (Cost $82,160,493)		85,685,108

MONEY MARKET FUND—3.8%
Federated Government Obligations Tax-Managed Fund, Institutional Shares, 0.88%(a)(b)	3,380,882	3,380,882
TOTAL MONEY MARKET FUND (Cost $3,380,882)		3,380,882
TOTAL INVESTMENTS (Cost $85,541,375)—99.1%		89,065,990
Other Assets in Excess of Liabilities—0.9%		824,159

NET ASSETS—100.0%		$89,890,149

See Notes to Financial Statements.

SEIX GEORGIA TAX-EXEMPT BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

(a)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(b)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviations

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation
AMT	Income subject to Alternative Minimum Tax
GO	General Obligation
RB	Revenue Bond

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

SEIX HIGH GRADE MUNICIPAL BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
MUNICIPAL BONDS—93.4%

Alabama—5.3%
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Pre-refunded 06/01/2019 @ 100, AGC	2,000,000	2,163,520
Jefferson County, RB, 5.000%, 09/15/33	1,000,000	1,166,360
Jefferson County, RB, 5.000%, 09/15/35	1,000,000	1,157,420

		4,487,300

Alaska—2.6%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	1,270,000	1,388,618
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	730,000	798,182

		2,186,800

California—13.4%
California Infrastructure & Economic Development Bank, RB, 5.000%, 11/01/34	1,000,000	1,161,200
California Municipal Finance Authority, Series A, RB, 5.000%, 06/01/50	1,750,000	1,907,990
California State, GO, 5.000%, 09/01/30	1,000,000	1,144,740
California State, GO, 6.500%, 04/01/33(a)	2,000,000	2,162,640
Chabot-Las Positas Community College District, Series A, GO, 4.000%, 08/01/47(b)	1,500,000	1,576,860
Los Angeles Department of Airports, Series B, AMT, RB, 5.000%, 05/15/35	1,000,000	1,157,590
San Diego Redevelopment Agency Successor, Series A, 5.000%, 09/01/28	500,000	601,800
San Diego Redevelopment Agency Successor, Series A, 5.000%, 09/01/29	405,000	482,481
Sonoma Valley Unified School District, GO, 4.000%, 08/01/47	1,000,000	1,054,040

		11,249,341

Colorado—1.4%
Colorado Educational & Cultural Facilities Authority, Series A, RB, 5.000%, 03/01/43	1,000,000	1,150,670

District of Columbia—2.6%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(a)	2,000,000	2,183,700

Florida—4.5%
Orlando FL Contract Tourist DE, Series A, RB, 5.250%, 11/01/32, Pre-refunded 05/01/2014 @ 100	1,000,000	1,227,860

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Florida—continued
Tampa-Hillsborough County Expressway Authority, RB, 5.000%, 07/01/47	2,250,000	2,586,667

		3,814,527

Georgia—1.7%
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36	1,250,000	1,413,612

Idaho—3.1%
Idaho Health Facilities Authority, Series A, RB, 6.750%, 11/01/37(a)	2,500,000	2,631,125

Illinois—11.0%
Chicago O’Hare International Airport, Series A, AMT, RB, 5.000%, 01/01/33	1,100,000	1,238,622
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/33(a)	3,500,000	4,029,550
Illinois Finance Authority, RB, 5.000%, 07/01/34	2,500,000	2,936,700
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38, Pre-refunded 04/01/2019 @ 100	1,000,000	1,070,180

		9,275,052

Indiana—4.3%
Indiana Finance Authority, Series A, RB, 5.000%, 06/01/32	3,000,000	3,648,810

Kansas—1.9%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(a)	1,500,000	1,634,310

Louisiana—1.4%
Jefferson Sales Tax District, Series B, RB, 5.000%, 12/01/42, AGM	1,000,000	1,159,900

Maine—3.2%
Maine State Turnpike Authority, RB, 6.000%, 07/01/38, Pre-refunded 07/01/2019 @ 100(a)	2,500,000	2,715,575

Missouri—3.5%
Metropolitan St Louis Sewer District, Series B, RB, 5.000%, 05/01/36(a)	2,500,000	2,912,625

New Jersey—2.8%
New Jersey Turnpike Authority, Series B, RB, 5.000%, 01/01/40	2,000,000	2,333,480

New York—6.5%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, Pre-refunded 05/01/2018 @ 100, BHAC-CR-AGM	1,000,000	1,028,690
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 08/01/40	2,500,000	2,934,800

See Notes to Financial Statements.

SEIX HIGH GRADE MUNICIPAL BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
New York—continued
New York State Dormitory Authority, RB, 5.000%, 03/15/33	1,250,000	1,507,150

		5,470,640

North Carolina—5.0%
Charlotte Water & Sewer System Revenue, Series B, RB, 0.890%, 07/01/36(c)	4,210,000	4,210,000

Oregon—2.7%
Port of Portland OR Airport Revenue, AMT, RB, 5.000%, 07/01/42	1,000,000	1,140,580
Port of Portland OR Airport Revenue, RB, 5.000%, 07/01/47	1,000,000	1,149,080

		2,289,660

Pennsylvania—2.8%
Pennsylvania Turnpike Commission, RB, 5.000%, 12/01/47(b)	1,000,000	1,141,140
Pennsylvania Turnpike Commission, Series E, RB, 0.000%, 12/01/38(d)	1,000,000	1,236,630

		2,377,770

Texas—5.9%
Arlington Higher Education Finance Corp., Series A, RB, 5.000%, 08/15/39, PSF-GTD	1,000,000	1,138,750
Austin Convention Enterprises Inc, Series B, RB, 5.000%, 01/01/25	380,000	436,954
Austin Convention Enterprises Inc, Series B, RB, 5.000%, 01/01/30	720,000	819,987
Austin Convention Enterprises Inc, Series B, RB, 5.000%, 01/01/34	300,000	332,796
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 5.000%, 07/01/35	2,000,000	2,189,320

		4,917,807

Virginia—5.7%
Fairfax County Sewer Revenue, RB, 5.000%, 07/15/44	3,000,000	3,553,350
Virginia College Building Authority, RB, 5.000%, 02/01/30	1,000,000	1,215,160

		4,768,510

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Washington—2.1%
Seattle Washington Municipal Light & Power Revenue, RB, 5.750%, 04/01/29, Pre-refunded 04/01/2019 @ 100, BHAC-CR(a)	1,635,000	1,751,150
TOTAL MUNICIPAL BONDS (Cost $76,076,828)		78,582,364

MONEY MARKET FUND—8.5%
Federated Government Obligations Tax-Managed Fund, Institutional Shares, 0.88%(e)(f)	7,128,343	7,128,343
TOTAL MONEY MARKET FUND (Cost $7,128,343)		7,128,343
TOTAL INVESTMENTS (Cost $83,205,171)—101.9%		85,710,707
Liabilities in Excess of Other Assets—(1.9)%		(1,617,422)

NET ASSETS—100.0%		$84,093,285

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	Variable rate security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(d)	Variable or step coupon security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(f)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviations

AGC	Security guaranteed by Assured Guaranty Corporation
AGM	Security guaranteed by Assured Guaranty Municipal Corporation
AMT	Income subject to Alternative Minimum Tax
BHAC	Security guaranteed by Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
GO	General Obligation
PSF-GTD	Security guaranteed by Permanent School Fund Guarantee Program
RB	Revenue Bond

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

SEIX HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
BANK LOANS—4.0%

Cable/Wireless Video—0.2%
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.804%, 3 mo. LIBOR + 3.500%, 01/07/22(a)(b)	1,005,000	934,650

Energy—0.6%
California Resources Corp., Second Out Term Loan, 11.609%, 1 mo. LIBOR + 10.375%, 12/31/21(a)(b)	1,430,000	1,522,235
Chesapeake Energy Corp., Term Loan, 8.814%, 3 mo. LIBOR + 7.500%, 08/23/21(a)(b)	1,180,000	1,270,341

		2,792,576

Financial—1.4%
Altisource Solutions S.A.R.L., Term Loan B, 4.735%, 1 mo. LIBOR + 3.500%, 12/09/20(a)(b)	1,931,144	1,791,136
Freedom Mortgage Corp., 1st Lien Term Loan, 6.956%, 6 mo. LIBOR + 5.500%, 02/23/22(a)(b)	1,041,813	1,058,096
Ocwen Financial Corp., 2016 Term Loan B, 6.231%, 1 mo. LIBOR + 5.000%, 12/05/20(a)(b)	1,263,590	1,259,243
USI, Inc., 2017 Term Loan B, 4.314%, 3 mo. LIBOR + 3.000%, 05/16/24(a)(b)	1,315,000	1,310,069
Walter Investment Management Corp., 2013 Term Loan, 4.985%, 1 mo. LIBOR + 3.750%, 12/18/20(a)(b)	1,392,490	1,275,117

		6,693,661

Food/Tobacco—0.3%
JBS USA LLC, 2017 Term Loan B, 3.757%-0%, 3 mo. LIBOR + 2.500%, 10/30/22(a)(b)	1,393,000	1,375,587

Gaming/Leisure—0.2%
Eldorado Resorts LLC, 2017 Term Loan B, 3.563%, 3 mo. LIBOR + 2.250%, 04/17/24(a)(b)	922,416	921,263

Metals/Minerals—0.2%
Foresight Energy LLC, 2017 1st Lien Term Loan, 7.083%, 3 mo. LIBOR + 5.750%, 03/28/22(a)(b)	1,134,300	1,058,449

Retail—0.8%
Sears Holding Corp., Incremental Term Loan, 8.732%, 1 mo. LIBOR + 7.500%, 07/20/20(a)(b)	163,623	164,714
Sears Roebuck Acceptance Corp., 2015 Term Loan, 5.735%, 1 mo. LIBOR + 4.500%, 06/30/18(a)(b)	3,866,763	3,813,595

		3,978,309

Service—0.1%
Laureate Education, Inc., 2017 Term Loan B, 5.735%, 1 mo. LIBOR + 4.500%, 04/26/24(a)(b)	432,825	434,357

Telecommunications—0.2%
CenturyLink, Inc., 2017 Term Loan B, 2.750%, 01/31/25(a)(b)	1,335,000	1,292,948
TOTAL BANK LOANS (Cost $19,544,530)		19,481,800

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
CORPORATE BONDS—91.3%

Airlines—2.5%
Air Canada Pass Through Trust, Series 2013-1, Cl C, 6.625%, 05/15/18(a)	875,000	895,781
Air Canada Pass Through Trust, Series 2015-1, Cl C, 5.000%, 03/15/20(a)	543,000	555,217
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 07/15/20(a)	4,761,103	4,987,256
U.S. Airways Pass Through Trust, Series 2012-2, Cl B, 6.750%, 06/03/21	2,729,340	3,015,920
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 04/11/22	2,571,740	2,678,468

		12,132,642

Auto Manufacturers—0.2%
Motors Liquidation Co. Escrow, 7.200%(c)(d)(e)(f)(g)	17,182,000	—
Motors Liquidation Co. Escrow, 8.375%(c)(d)(e)(f)(g)	36,800,000	—
Wabash National Corp., 5.500%,10/01/25(a)	1,125,000	1,147,500

		1,147,500

Auto Parts & Equipment—1.7%
Allison Transmission, Inc., 5.000%, 10/01/24(a)	1,985,000	2,060,132
American Axle & Manufacturing, Inc., 6.250%, 04/01/25(a)	719,000	733,380
American Axle & Manufacturing, Inc., 6.500%, 04/01/27(a)	2,339,000	2,359,466
Deck Chassis Acquisition, Inc., 10.000%, 06/15/23(a)	1,423,000	1,597,317
Delphi Jersey Holdings PLC, 5.000%, 10/01/25(a)	465,000	473,138
TI Group Automotive Systems LLC, 8.750%, 07/15/23(a)	1,015,000	1,075,900

		8,299,333

Banks—0.1%
Provident Funding Associates LP/PFG Finance Corp., 6.375%, 06/15/25(a)	404,000	424,200

Building Materials—0.4%
Summit Materials LLC/Summit Materials Finance Corp., 8.500%, 04/15/22	1,845,000	2,075,625

Chemicals—1.9%
Axalta Coating Systems LLC, 4.875%, 08/15/24(a)	1,880,000	1,959,900
Blue Cube Spinco, Inc., 9.750%, 10/15/23	1,778,000	2,160,270
Chemours Co. (The), 7.000%, 05/15/25	2,295,000	2,541,712
CVR Partners LP/CVR Nitrogen Finance Corp., 9.250%, 06/15/23(a)	835,000	889,275
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 09/01/25(a)	929,000	955,709

See Notes to Financial Statements.

SEIX HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Chemicals—continued
Valvoline, Inc., 5.500%, 07/15/24(a)	322,000	343,735
Venator Finance S.A.R.L./Venator Materials LLC, 5.750%, 07/15/25(a)	545,000	566,800

		9,417,401

Coal—1.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.500%, 05/01/25(a)	760,000	788,500
CONSOL Energy, Inc., 8.000%, 04/01/23	3,415,000	3,628,642
Foresight Energy LLC/Foresight Energy Finance Corp., 11.500%, 04/01/23(a)	2,405,000	2,104,375

		6,521,517

Commercial Services—2.2%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18	835,000	835,000
Gartner, Inc., 5.125%, 04/01/25(a)	775,000	817,625
Herc Rentals, Inc., 7.500%, 06/01/22(a)	1,390,000	1,502,937
KAR Auction Services, Inc., 5.125%, 06/01/25(a)	1,555,000	1,617,200
Laureate Education, Inc., 8.250%, 05/01/25(a)	1,133,000	1,220,808
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23(a)	1,015,000	1,120,113
Rent-A-Center, Inc., 6.625%, 11/15/20	1,063,000	999,220
Ritchie Bros Auctioneers, Inc., 5.375%, 01/15/25(a)	1,290,000	1,364,175
TMS International Corp., 7.250%, 08/15/25(a)	1,203,000	1,230,068

		10,707,146

Computers—2.9%
Conduent Finance, Inc./Conduent Business Services LLC, 10.500%, 12/15/24(a)	1,118,000	1,319,240
Dell International LLC/EMC Corp., 7.125%, 06/15/24(a)	1,475,000	1,629,477
Dell, Inc., 6.500%, 04/15/38	1,607,000	1,639,140
Harland Clarke Holdings Corp., 6.875%, 03/01/20(a)(h)	1,680,000	1,730,400
Harland Clarke Holdings Corp., 8.375%, 08/15/22(a)	2,180,000	2,332,600
Harland Clarke Holdings Corp., 9.250%, 03/01/21(a)	1,635,000	1,692,225
Western Digital Corp., 10.500%, 04/01/24	3,400,000	3,995,000

		14,338,082

Distribution/Wholesale—0.3%
Univar USA, Inc., 6.750%, 07/15/23(a)	1,505,000	1,576,488

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Diversified Financial Services—11.5%
Alliance Data Systems Corp., 5.375%, 08/01/22(a)	1,610,000	1,658,300
Alliance Data Systems Corp., 5.875%, 11/01/21(a)(h)	4,690,000	4,877,600
Ally Financial, Inc., 5.750%, 11/20/25	1,045,000	1,132,989
Ally Financial, Inc., 8.000%, 03/15/20	1,369,000	1,540,125
Ally Financial, Inc., 8.000%, 11/01/31	450,000	580,455
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 08/15/24(a)	760,000	761,900
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(a)	2,050,000	2,114,063
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/25(a)	880,000	871,754
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 08/01/18(h)	5,200,000	5,216,250
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	4,166,000	4,249,320
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	827,000	849,743
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20	3,890,000	3,977,525
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19	1,025,000	1,057,031
Navient Corp., 5.500%, 01/15/19, MTN	875,000	904,208
Navient Corp., 6.500%, 06/15/22	1,089,000	1,155,015
Navient Corp., 6.750%, 06/25/25	555,000	577,200
Navient Corp., 8.000%, 03/25/20, MTN	2,545,000	2,805,862
Navient Corp., 8.450%, 06/15/18, MTN	1,805,000	1,880,810
Ocwen Loan Servicing LLC, 8.375%, 11/15/22(a)	4,845,000	4,748,100
OneMain Financial Holdings LLC, 7.250%, 12/15/21(a)	1,625,000	1,696,094
Quicken Loans, Inc., 5.750%, 05/01/25(a)	4,295,000	4,509,750
Springleaf Finance Corp., 8.250%, 12/15/20	1,755,000	1,983,150
Springleaf Finance Corp., 8.250%, 10/01/23	2,985,000	3,402,900
VFH Parent LLC/Orchestra Co-Issuer, Inc., 6.750%, 06/15/22(a)	1,300,000	1,353,625
Walter Investment Management Corp., 7.875%, 12/15/21	4,350,000	2,305,500

		56,209,269

Electric—1.4%
NRG Energy, Inc., 6.250%, 07/15/22	570,000	598,500
NRG Energy, Inc., 6.625%, 03/15/23	620,000	640,925
NRG Energy, Inc., 7.250%, 05/15/26	1,900,000	2,037,750
NRG Energy, Inc., 7.875%, 05/15/21	802,000	825,058

See Notes to Financial Statements.

SEIX HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Electric—continued
NRG Yield Operating LLC, 5.000%, 09/15/26	1,620,000	1,684,800
Talen Energy Supply LLC, 9.500%, 07/15/22(a)	1,070,000	989,750

		6,776,783

Electrical Components & Equipment—0.4%
WESCO Distribution, Inc., 5.375%, 06/15/24	1,750,000	1,846,250

Energy-Alternate Sources—0.1%
Enviva Partners LP/Enviva Partners Finance Corp., 8.500%, 11/01/21	500,000	532,500

Engineering & Construction—0.8%
AECOM, 5.125%, 03/15/27	1,653,000	1,708,789
Engility Corp., 8.875%, 09/01/24	1,930,000	2,118,175

		3,826,964

Entertainment—1.5%
Eldorado Resorts, Inc., 6.000%, 04/01/25	1,460,000	1,533,292
Gateway Casinos & Entertainment Ltd., 8.250%, 03/01/24(a)	1,340,000	1,407,000
Lions Gate Entertainment Corp., 5.875%, 11/01/24(a)	1,405,000	1,475,250
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(a)	1,265,000	1,351,969
WMG Acquisition Corp., 5.625%, 04/15/22(a)	1,600,000	1,664,000

		7,431,511

Environmental Control—0.4%
GFL Environmental, Inc., 9.875%, 02/01/21(a)	1,685,000	1,796,210

Food—2.6%
JBS USA LUX SA/JBS USA Finance, Inc., 8.250%, 02/01/20(a)	1,815,000	1,833,150
Pilgrim’s Pride Corp., 5.750%, 03/15/25(a)	2,870,000	2,963,275
Pilgrim’s Pride Corp., 5.875%, 09/30/27(a)	445,000	456,125
Post Holdings, Inc., 5.000%, 08/15/26(a)	1,584,000	1,581,030
Post Holdings, Inc., 5.500%, 03/01/25(a)	457,000	474,138
Post Holdings, Inc., 5.750%, 03/01/27(a)	571,000	588,130
Post Holdings, Inc., 8.000%, 07/15/25(a)	2,070,000	2,339,100
U.S. Foods, Inc., 5.875%, 06/15/24(a)	2,481,000	2,598,847

		12,833,795

Gas—0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.750%, 05/20/27	1,605,000	1,641,113

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Healthcare—Products—0.7%
Greatbatch Ltd., 9.125%, 11/01/23(a)	1,872,000	2,041,903
Teleflex, Inc., 5.250%, 06/15/24	1,263,000	1,335,622

		3,377,525

Healthcare—Services—4.4%
Centene Corp., 5.625%, 02/15/21	2,530,000	2,631,706
CHS/Community Health Systems, Inc., 6.250%, 03/31/23	1,221,000	1,205,738
CHS/Community Health Systems, Inc., 6.875%, 02/01/22	880,000	690,800
CHS/Community Health Systems, Inc., 8.000%, 11/15/19	710,000	691,363
DaVita, Inc., 5.000%, 05/01/25	4,810,000	4,743,862
DaVita, Inc., 5.750%, 08/15/22	1,405,000	1,440,125
HCA Healthcare, Inc., 6.250%, 02/15/21(h)	1,465,000	1,585,862
HCA, Inc., 5.250%, 06/15/26	1,020,000	1,099,050
HCA, Inc., 6.500%, 02/15/20	1,115,000	1,213,956
HCA, Inc., 7.500%, 11/06/33	655,000	743,425
HCA, Inc., 7.500%, 11/15/95	720,000	743,400
Kindred Healthcare, Inc., 8.000%, 01/15/20	1,935,000	1,900,538
Kindred Healthcare, Inc., 8.750%, 01/15/23	440,000	410,256
WellCare Health Plans, Inc., 5.250%, 04/01/25	2,245,000	2,362,862

		21,462,943

Home Builders—3.6%
CalAtlantic Group, Inc., 5.000%, 06/15/27	925,000	934,828
CalAtlantic Group, Inc., 5.875%, 11/15/24	1,650,000	1,802,625
Century Communities, Inc., 5.875%, 07/15/25(a)	1,593,000	1,600,965
Century Communities, Inc., 6.875%, 05/15/22	2,180,000	2,302,080
New Home Co., Inc. (The), 7.250%, 04/01/22	1,075,000	1,109,938
PulteGroup, Inc., 5.500%, 03/01/26	695,000	757,828
Shea Homes LP/Shea Homes Funding Corp., 5.875%, 04/01/23(a)	1,665,000	1,710,787
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.250%, 04/15/21(a)	935,000	959,544
TRI Pointe Group, Inc., 4.875%, 07/01/21	2,441,000	2,550,845
TRI Pointe Group, Inc., 5.250%, 06/01/27	1,850,000	1,880,062

See Notes to Financial Statements.

SEIX HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Home Builders—continued
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 06/15/24	2,075,000	2,220,250

		17,829,752

Insurance—0.6%
MGIC Investment Corp., 5.750%, 08/15/23	1,640,000	1,804,000
Radian Group, Inc., 7.000%, 03/15/21	1,178,000	1,337,030

		3,141,030

Internet—0.4%
Cogent Communications Group, Inc., 5.375%, 03/01/22(a)	520,000	546,650
Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23	1,270,000	1,344,232

		1,890,882

Iron/Steel—0.2%
Big River Steel LLC/BRS Finance Corp., 7.250%, 09/01/25(a)	875,000	928,375

Leisure Time—0.5%
Silversea Cruise Finance Ltd., 7.250%, 02/01/25(a)	1,340,000	1,433,800
Viking Cruises Ltd., 5.875%, 09/15/27(a)	880,000	883,036

		2,316,836

Lodging—4.4%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 11.000%, 10/01/21	3,485,000	3,707,169
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.375%, 05/01/22	3,570,000	3,851,137
CRC Escrow Issuer LLC/CRC Finco, Inc., 5.250%, 10/15/25(a)(i)	2,440,000	2,440,000
Diamond Resorts International, Inc., 10.750%, 09/01/24(a)	1,055,000	1,123,575
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(a)	1,050,000	1,029,000
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/24(a)	820,000	899,130
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 10.250%, 11/15/22(a)	1,207,000	1,318,648
MGM Resorts International, 6.000%, 03/15/23	3,075,000	3,390,188
MGM Resorts International, 7.750%, 03/15/22(h)	3,305,000	3,858,587

		21,617,434

Media—5.4%
Altice Finco SA, 7.625%, 02/15/25(a)(h)	1,000,000	1,055,000
Altice Luxembourg SA, 7.750%, 05/15/22(a)	2,175,000	2,308,219

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Media—continued
AMC Networks, Inc., 4.750%, 08/01/25	383,000	386,830
CBS Radio, Inc., 7.250%, 11/01/24(a)	809,000	863,607
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/27(a)	2,405,000	2,438,069
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 09/01/23	505,000	523,938
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 02/15/26(a)	1,405,000	1,475,250
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 09/15/20(a)	224,000	228,760
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	975,000	1,004,250
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	550,000	543,125
CSC Holdings LLC, 10.125%, 01/15/23(a)	1,000,000	1,153,750
CSC Holdings LLC, 10.875%, 10/15/25(a)	2,605,000	3,220,431
DISH DBS Corp., 7.875%, 09/01/19	1,160,000	1,267,300
Lee Enterprises, Inc., 9.500%, 03/15/22(a)	1,015,000	1,054,331
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.875%, 05/15/24(a)	615,000	606,544
SFR Group S.A., 7.375%, 05/01/26(a)	2,450,000	2,639,875
Univision Communications, Inc., 6.750%, 09/15/22(a)	1,434,000	1,488,671
Viacom, Inc., 6.250%, 3 mo. LIBOR + 3.899%, 02/28/57(b)	1,565,000	1,574,781
Ziggo Bond Finance BV, 5.875%, 01/15/25(a)	1,350,000	1,407,375
Ziggo Secured Finance BV, 5.500%, 01/15/27(a)	1,090,000	1,116,912

		26,357,018

Metal Fabricate/Hardware—0.6%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(a)	1,094,000	1,186,990
Novelis Corp., 6.250%, 08/15/24(a)	1,490,000	1,553,623

		2,740,613

Mining—0.9%
Imperial Metals Corp., 7.000%, 03/15/19	3,233,000	2,933,948
Kaiser Aluminum Corp., 5.875%, 05/15/24	1,469,000	1,571,830

		4,505,778

Miscellaneous Manufacturer—0.9%
Bombardier, Inc., 7.500%, 03/15/25(a)	1,960,000	1,955,100
Bombardier, Inc., 7.750%, 03/15/20(a)	585,000	623,025

See Notes to Financial Statements.

SEIX HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Miscellaneous Manufacturer—continued
Bombardier, Inc., 8.750%, 12/01/21(a)	1,475,000	1,581,200

		4,159,325

Oil & Gas—12.4%
Antero Resources Corp., 5.000%, 03/01/25	1,020,000	1,035,300
Antero Resources Corp., 5.625%, 06/01/23	200,000	208,500
California Resources Corp., 8.000%, 12/15/22(a)	4,599,000	2,989,350
Callon Petroleum Co., 6.125%, 10/01/24	1,025,000	1,071,125
Chesapeake Energy Corp., 6.625%, 08/15/20	2,570,000	2,647,100
Chesapeake Energy Corp., 6.875%, 11/15/20	2,975,000	3,064,250
Chesapeake Energy Corp., 8.000%, 12/15/22(a)	4,015,000	4,331,181
Chesapeake Energy Corp., 8.000%, 01/15/25(a)	1,180,000	1,191,800
Chesapeake Energy Corp., 8.000%, 06/15/27(a)(i)	1,135,000	1,123,650
CITGO Petroleum Corp., 6.250%, 08/15/22(a)	1,475,000	1,519,250
Denbury Resources, Inc., 9.000%, 05/15/21(a)	1,320,000	1,288,650
Diamond Offshore Drilling, Inc., 7.875%, 08/15/25	945,000	999,338
Diamondback Energy, Inc., 4.750%, 11/01/24	998,000	1,017,960
Diamondback Energy, Inc., 5.375%, 05/31/25	2,083,000	2,171,527
Eclipse Resources Corp., 8.875%, 07/15/23	2,135,000	2,172,362
Ensco PLC, 5.750%, 10/01/44	1,815,000	1,302,263
Ensco PLC, 8.000%, 01/31/24	2,458,000	2,414,985
EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	626,000	521,145
Hilcorp Energy I LP/Hilcorp Finance Co., 5.750%, 10/01/25(a)	3,515,000	3,554,544
MEG Energy Corp., 6.500%, 01/15/25(a)	1,565,000	1,523,919
MEG Energy Corp., 7.000%, 03/31/24(a)	3,520,000	3,018,400
Murphy Oil Corp., 5.750%, 08/15/25	1,870,000	1,926,287
Murphy Oil USA, Inc., 5.625%, 05/01/27	379,000	407,425
Nabors Industries, Inc., 5.500%, 01/15/23	1,569,000	1,537,620
Precision Drilling Corp., 6.500%, 12/15/21	1,250,000	1,265,625
Precision Drilling Corp., 6.625%, 11/15/20	1,010,374	1,014,163
Precision Drilling Corp., 7.750%, 12/15/23	800,000	816,000
Pride International LLC, 7.875%, 08/15/40	1,270,000	1,079,500

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Oil & Gas—continued
Range Resources Corp., 5.750%, 06/01/21(a)	2,819,000	2,931,760
Rice Energy, Inc., 6.250%, 05/01/22	1,797,000	1,877,865
Rowan Cos., Inc., 4.750%, 01/15/24	1,210,000	1,058,750
Rowan Cos., Inc., 4.875%, 06/01/22	1,664,000	1,555,840
Rowan Cos., Inc., 5.850%, 01/15/44	1,410,000	1,120,950
SandRidge Energy, Inc., 8.125%, 10/15/22(f)(g)	1,935,000	—
Seven Generations Energy Ltd., 6.750%, 05/01/23(a)	1,161,000	1,223,404
Southwestern Energy Co., 7.500%, 04/01/26	1,850,000	1,921,687
Transocean, Inc., 6.800%, 03/15/38	1,025,000	835,375
Transocean, Inc., 7.500%, 04/15/31	905,000	823,550

		60,562,400

Oil & Gas Services—1.4%
FTS International, Inc., 8.820%, 3 mo. LIBOR + 7.500%, 06/15/20(a)(b)	1,400,000	1,422,750
KCA Deutag UK Finance PLC, 7.250%, 05/15/21	555,000	531,413
KCA Deutag UK Finance PLC, 9.875%, 04/01/22(a)	1,960,000	2,033,500
SESI LLC, 7.125%, 12/15/21	790,000	805,800
SESI LLC, 7.750%, 09/15/24(a)	2,140,000	2,214,900

		7,008,363

Packaging & Containers—0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.125%, 07/15/23(a)	1,945,000	2,029,802

Pharmaceuticals—2.3%
Endo Finance LLC/Endo Finco, Inc., 7.250%, 01/15/22(a)	1,450,000	1,355,750
Horizon Pharma, Inc., 6.625%, 05/01/23	1,080,000	1,053,000
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.500%, 10/01/24(a)	576,000	639,360
Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/25(a)	2,655,000	2,329,762
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(a)	480,000	480,451
Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20(a)	475,000	477,969
Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24(a)	925,000	985,125
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21(a)	3,870,000	3,860,325

		11,181,742

See Notes to Financial Statements.

SEIX HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Pipelines—2.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.250%, 01/15/25	606,000	649,178
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,755,000	1,809,844
Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/27(a)	1,328,000	1,371,160
Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24	2,110,000	2,397,487
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.750%, 04/01/25	1,146,000	1,170,352
NGPL PipeCo LLC, 4.375%, 08/15/22(a)	196,000	203,350
Rockies Express Pipeline LLC, 5.625%, 04/15/20(a)	390,000	409,988
Rockies Express Pipeline LLC, 6.000%, 01/15/19(a)	2,635,000	2,727,225
Rockies Express Pipeline LLC, 6.850%, 07/15/18(a)	1,241,000	1,281,332
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 09/15/24(a)	585,000	601,088
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 01/15/28(a)	930,000	945,112

		13,566,116

Private Equity—0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	1,682,000	1,735,740

Real Estate—0.9%
Greystar Real Estate Partners LLC, 8.250%, 12/01/22(a)	370,000	394,975
Howard Hughes Corp. (The), 5.375%, 03/15/25(a)	3,832,000	3,908,640

		4,303,615

Real Estate Investment Trust—4.9%
iStar, Inc., 4.625%, 09/15/20	2,670,000	2,730,075
iStar, Inc., 5.250%, 09/15/22	2,680,000	2,720,200
iStar, Inc., 6.000%, 04/01/22	1,118,000	1,157,130
iStar, Inc., 6.500%, 07/01/21	3,353,000	3,503,885
iStar, Inc., 7.125%, 02/15/18	4,015,000	4,089,478
MPT Operating Partnership LP/MPT Finance Corp., 5.000%, 10/15/27	1,485,000	1,522,125
Sabra Health Care LP, 5.125%, 08/15/26	1,675,000	1,717,549
SBA Communications Corp., 4.000%, 10/01/22(a)(i)	1,786,000	1,786,000
SBA Communications Corp., 4.875%, 09/01/24	920,000	946,450
Starwood Property Trust, Inc., 5.000%, 12/15/21	3,488,000	3,640,600

		23,813,492

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Retail—4.5%
1011778 BC ULC/New Red Finance, Inc., 5.000%, 10/15/25(a)	4,664,000	4,745,620
1011778 BC ULC/New Red Finance, Inc., 5.000%, 10/15/25(a)(i)	1,494,000	1,520,145
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 8.000%, 06/01/21(a)	1,290,000	1,298,062
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/27(a)	391,000	402,730
L Brands, Inc., 6.750%, 07/01/36	625,000	604,563
L Brands, Inc., 6.875%, 11/01/35	570,000	555,750
Lithia Motors, Inc., 5.250%, 08/01/25(a)	895,000	929,681
Men’s Wearhouse, Inc. (The), 7.000%, 07/01/22	1,260,000	1,200,150
New Albertsons, Inc., 7.450%, 08/01/29	1,540,000	1,193,500
Penske Automotive Group, Inc., 5.375%, 12/01/24	1,310,000	1,349,300
PetSmart, Inc., 5.875%, 06/01/25(a)	1,075,000	937,938
PetSmart, Inc., 7.125%, 03/15/23(a)	560,000	436,968
Rite Aid Corp., 6.125%, 04/01/23(a)	2,550,000	2,479,875
Rite Aid Corp., 6.750%, 06/15/21	1,165,000	1,204,319
Sears Holdings Corp., 8.000%, 12/15/19	1,695,000	1,449,225
TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 08/15/21(a)(e)	1,565,000	1,449,581

		21,757,407

Software—1.4%
Donnelley Financial Solutions, Inc., 8.250%, 10/15/24	1,100,000	1,177,000
First Data Corp., 5.375%, 08/15/23(a)	1,620,000	1,694,520
First Data Corp., 7.000%, 12/01/23(a)	1,205,000	1,286,699
Nuance Communications, Inc., 5.625%, 12/15/26(a)	1,176,000	1,246,560
Quintiles IMS, Inc., 5.000%, 10/15/26(a)	1,390,000	1,473,400

		6,878,179

Telecommunication Services—4.0%
CB Escrow Corp., 8.000%, 10/15/25(a)(i)	745,000	748,725
CenturyLink, Inc., 6.750%, 12/01/23	1,445,000	1,461,745
Cincinnati Bell, Inc., 7.000%, 07/15/24(a)	3,830,000	3,743,825
Cogent Communications Finance, Inc., 5.625%, 04/15/21(a)	745,000	763,625
HC2 Holdings, Inc., 11.000%, 12/01/19(a)	1,125,000	1,141,875

See Notes to Financial Statements.

SEIX HIGH INCOME FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Telecommunication Services—continued
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,260,000	1,212,750
Intelsat Jackson Holdings SA, 9.500%, 09/30/22(a)	410,000	484,825
Intelsat Jackson Holdings SA, 9.750%, 07/15/25(a)	1,210,000	1,222,100
Level 3 Financing, Inc., 5.375%, 05/01/25	735,000	755,672
Sprint Communications, Inc., 11.500%, 11/15/21	2,060,000	2,618,383
Sprint Corp., 7.875%, 09/15/23	1,380,000	1,600,800
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.875%, 05/01/22(a)	1,694,000	1,765,995
West Corp., 5.375%, 07/15/22(a)	1,955,000	1,974,550

		19,494,870

Transportation—0.8%
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	1,960,000	989,800
Hornbeck Offshore Services, Inc., 5.875%, 04/01/20	2,302,000	1,496,300
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22(a)	1,230,000	1,214,625

		3,700,725
TOTAL CORPORATE BONDS (Cost $430,264,835)		445,894,291

CONVERTIBLE PREFERRED STOCK—0.1%

Telecommunication Services—0.1%
T-Mobile US, Inc., 5.500%, 12/15/17	6,065	605,954
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $303,250)		605,954

PREFERRED STOCK—0.2%

Banks—0.2%
GMAC Capital Trust I, Series 2, 7.100%, 02/15/2040(b)	42,810	1,130,184
TOTAL PREFERRED STOCK (Cost $1,070,250)		1,130,184

WARRANTS—0.0%(j)

Oil & Gas—0.0%(j)
SandRidge Energy, Inc.*(f)(g)	3,760	2,820
SandRidge Energy, Inc.*(f)(g)	1,583	1,092
TOTAL WARRANTS (Cost $—)		3,912

COMMON STOCKS—1.5%

Auto Manufacturers—0.5%
General Motors Co.	54,013	2,181,045

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Oil & Gas—1.0%
Linn Energy, Inc.*	104,695	3,784,724
SandRidge Energy, Inc.*	39,265	788,834
Templar Energy LLC, Cl A*(f)(g)	159,460	418,583

		4,992,141
TOTAL COMMON STOCKS (Cost $10,451,939)		7,173,186

MONEY MARKET FUNDS—2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(k)(l)	12,013,543	12,013,543
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.92%(k)(l)(m)	187,710	187,710
TOTAL MONEY MARKET FUNDS (Cost $12,201,253)		12,201,253
TOTAL INVESTMENTS (Cost $473,836,057)—99.6%		486,490,580
Other Assets in Excess of Liabilities—0.4%		1,990,702

NET ASSETS—100.0%		$488,481,282

*	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 49.3% of net assets as of September 30, 2017.
(b)	Variable rate security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(c)	The security or a partial position of the security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017 was $0.
(d)	Perpetual maturity.
(e)	Security is in default.
(f)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0.1% of net assets as of September 30, 2017.
(g)	This security is disclosed as a Level 3 security in the disclosure table in the Notes to Financial Statements (See Note 2(a)).
(h)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(i)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(j)	Less than 0.05% of Net Assets.
(k)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(l)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(m)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017 (See Note 2(i)).

Investment Abbreviations

MTN	Medium Term Note
ULC	Unlimited Liability Company

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

SEIX HIGH YIELD FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
BANK LOANS—4.5%

Cable/Wireless Video—0.2%
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.804%, 3 mo. LIBOR + 3.500%, 01/07/22(a)(b)	1,025,000	953,250

Chemicals—0.1%
Kraton Polymers LLC, 2017 USD Term Loan, 4.235%, 1 mo. LIBOR + 3.000%, 01/06/22(a)(b)	414,710	419,662

Energy—0.3%
California Resources Corp., Second Out Term Loan, 11.609%, 1 mo. LIBOR + 10.375%, 12/31/21(a)(b)	1,195,000	1,272,078

Financial—1.6%
Altisource Solutions S.A.R.L., Term Loan B, 4.735%, 1 mo. LIBOR + 3.500%, 12/09/20(a)(b)	1,905,651	1,767,491
Freedom Mortgage Corp., 1st Lien Term Loan, 6.956%, 6 mo. LIBOR + 5.500%, 02/23/22(a)(b)	869,000	882,582
Ocwen Financial Corp., 2016 Term Loan B, 6.231%, 1 mo. LIBOR + 5.000%, 12/05/20(a)(b)	1,263,590	1,259,243
USI, Inc., 2017 Term Loan B, 4.314%, 3 mo. LIBOR + 3.000%, 05/16/24(a)(b)	1,270,000	1,265,237
Walter Investment Management Corp., 2013 Term Loan, 4.985%, 1 mo. LIBOR + 3.750%, 12/18/20(a)(b)	2,560,256	2,344,452

		7,519,005

Food/Tobacco—0.3%
JBS USA LLC, 2017 Term Loan B, 3.804%, 3 mo. LIBOR + 2.500%, 10/30/22(a)(b)	1,716,375	1,694,920

Gaming/Leisure—0.2%
Eldorado Resorts LLC, 2017 Term Loan B, 3.563%, 3 mo. LIBOR + 2.250%, 04/17/24(a)(b)	908,597	907,461

Metals/Minerals—0.4%
Foresight Energy LLC, 2017 1st Lien Term Loan, 7.083%, 3 mo. LIBOR + 5.750%, 03/28/22(a)(b)	2,189,000	2,042,622

Retail—0.7%
Sears Holding Corp., Incremental Term Loan, 8.732%, 1 mo. LIBOR + 7.500%, 07/20/20(a)(b)	171,233	172,375
Sears Roebuck Acceptance Corp., 2015 Term Loan, 5.735%, 1 mo. LIBOR + 4.500%, 06/30/18(a)(b)	3,258,197	3,213,397

		3,385,772

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Service—0.4%
Laureate Education, Inc., 2017 Term Loan B, 5.735%, 1 mo. LIBOR + 4.500%, 04/26/24(a)(b)	422,875	424,372
Xerox Business Services LLC, USD Term Loan B, 5.235%, 1 mo. LIBOR + 4.000%, 12/07/23(a)(b)	1,591,980	1,596,963

		2,021,335

Telecommunications—0.3%
CenturyLink, Inc., 2017 Term Loan B, 2.750%, 01/31/25(a)(b)	1,315,000	1,273,577
TOTAL BANK LOANS (Cost $21,715,413)		21,489,682

CORPORATE BONDS—92.7%

Advertising—0.2%
Lamar Media Corp., 5.750%, 02/01/26	980,000	1,063,300

Airlines—2.1%
Air Canada Pass Through Trust, Series 2013-1, Cl C, 6.625%, 05/15/18(a)	790,000	808,762
Air Canada Pass Through Trust, Series 2015-1, Cl C, 5.000%, 03/15/20(a)	490,000	501,025
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 07/15/20(a)	2,904,061	3,042,004
U.S. Airways Pass Through Trust, Series 2012-2, Cl B, 6.750%, 06/03/21	2,456,565	2,714,505
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 04/11/22	2,788,634	2,904,362

		9,970,658

Auto Manufacturers—0.2%
Wabash National Corp., 5.500%, 10/01/25(a)	1,095,000	1,116,900

Auto Parts & Equipment—1.8%
Allison Transmission, Inc., 5.000%, 10/01/24(a)	2,295,000	2,381,866
American Axle & Manufacturing, Inc., 6.250%, 04/01/25(a)	705,000	719,100
American Axle & Manufacturing, Inc., 6.500%, 04/01/27(a)	2,270,000	2,289,862
Deck Chassis Acquisition, Inc., 10.000%, 06/15/23(a)	1,400,000	1,571,500
Delphi Jersey Holdings PLC, 5.000%, 10/01/25(a)	455,000	462,963
TI Group Automotive Systems LLC, 8.750%, 07/15/23(a)	1,080,000	1,144,800

		8,570,091

Banks—0.1%
Provident Funding Associates LP/PFG Finance Corp., 6.375%, 06/15/25(a)	408,000	428,400

See Notes to Financial Statements.

SEIX HIGH YIELD FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Building Materials—0.6%
Summit Materials LLC/Summit Materials Finance Corp., 8.500%, 04/15/22	1,865,000	2,098,125
USG Corp., 5.500%, 03/01/25(a)	640,000	684,800

		2,782,925

Chemicals—2.3%
Axalta Coating Systems LLC, 4.875%, 08/15/24(a)	1,850,000	1,928,625
Blue Cube Spinco, Inc., 9.750%, 10/15/23	1,910,000	2,320,650
Chemours Co. (The), 7.000%, 05/15/25	2,270,000	2,514,025
GCP Applied Technologies, Inc., 9.500%, 02/01/23(a)	1,005,000	1,135,650
Platform Specialty Products Corp., 10.375%, 05/01/21(a)	495,000	539,550
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 09/01/25(a)	930,000	956,738
Valvoline, Inc., 5.500%, 07/15/24(a)	1,107,000	1,181,722
Venator Finance S.A.R.L./Venator Materials LLC, 5.750%, 07/15/25(a)	543,000	564,720

		11,141,680

Coal—0.8%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.500%, 05/01/25(a)	731,000	758,413
CONSOL Energy, Inc., 8.000%, 04/01/23	3,015,000	3,203,618

		3,962,031

Commercial Services—1.7%
Gartner, Inc., 5.125%, 04/01/25(a)	1,300,000	1,371,500
Herc Rentals, Inc., 7.500%, 06/01/22(a)	1,129,000	1,220,731
KAR Auction Services, Inc., 5.125%, 06/01/25(a)	1,540,000	1,601,600
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23(a)	1,073,000	1,184,120
Ritchie Bros Auctioneers, Inc., 5.375%, 01/15/25(a)	1,185,000	1,253,137
TMS International Corp., 7.250%, 08/15/25(a)	1,215,000	1,242,338
United Rentals North America, Inc., 7.625%, 04/15/22	430,000	447,544

		8,320,970

Computers—2.9%
Conduent Finance, Inc./Conduent Business Services LLC, 10.500%, 12/15/24(a)	1,106,000	1,305,080
Dell International LLC/EMC Corp., 7.125%, 06/15/24(a)	1,455,000	1,607,382
Dell, Inc., 6.500%, 04/15/38	1,585,000	1,616,700
Harland Clarke Holdings Corp., 6.875%, 03/01/20(a)(c)	4,085,000	4,207,550

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Computers—continued
Harland Clarke Holdings Corp., 8.375%, 08/15/22(a)	1,815,000	1,942,050
Western Digital Corp., 10.500%, 04/01/24	2,780,000	3,266,500

		13,945,262

Distribution/Wholesale—0.3%
Univar USA, Inc., 6.750%, 07/15/23(a)	1,250,000	1,309,375

Diversified Financial Services—11.1%
Alliance Data Systems Corp., 5.375%, 08/01/22(a)	3,145,000	3,239,350
Alliance Data Systems Corp., 5.875%, 11/01/21(a)	3,120,000	3,244,800
Ally Financial, Inc., 5.750%, 11/20/25	1,095,000	1,187,199
Ally Financial, Inc., 8.000%, 03/15/20	2,268,000	2,551,500
Ally Financial, Inc., 8.000%, 11/01/31	470,000	606,253
ILFC E-Capital Trust I, 4.360%, 12/21/65(a)(b)	4,000,000	3,800,000
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 08/15/24(a)	760,000	761,900
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(a)	2,015,000	2,077,969
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/25(a)	850,000	842,036
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 08/01/18	4,980,000	4,995,562
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	5,300,000	5,406,000
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	773,000	794,258
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20	2,055,000	2,101,237
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19	955,000	984,844
Navient Corp., 5.500%, 01/15/19, MTN	735,000	759,534
Navient Corp., 6.500%, 06/15/22	903,000	957,740
Navient Corp., 6.750%, 06/25/25	551,000	573,040
Navient Corp., 8.000%, 03/25/20, MTN	2,810,000	3,098,025
Navient Corp., 8.450%, 06/15/18, MTN	1,900,000	1,979,800
Ocwen Loan Servicing LLC, 8.375%, 11/15/22(a)	1,490,000	1,460,200
OneMain Financial Holdings LLC, 7.250%, 12/15/21(a)	1,540,000	1,607,375
Quicken Loans, Inc., 5.750%, 05/01/25(a)	3,505,000	3,680,250
Springleaf Finance Corp., 6.125%, 05/15/22	507,000	536,938
Springleaf Finance Corp., 8.250%, 12/15/20	1,395,000	1,576,350
Springleaf Finance Corp., 8.250%, 10/01/23	2,615,000	2,981,100

See Notes to Financial Statements.

SEIX HIGH YIELD FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Diversified Financial Services—continued
VFH Parent LLC/Orchestra Co-Issuer, Inc., 6.750%, 06/15/22(a)	1,280,000	1,332,800

		53,136,060

Electric—1.7%
Calpine Corp., 5.750%, 01/15/25	900,000	849,375
NRG Energy, Inc., 6.250%, 07/15/22	605,000	635,250
NRG Energy, Inc., 6.625%, 03/15/23	660,000	682,275
NRG Energy, Inc., 7.250%, 05/15/26	1,885,000	2,021,663
NRG Energy, Inc., 7.875%, 05/15/21	807,000	830,201
NRG Yield Operating LLC, 5.000%, 09/15/26	1,350,000	1,404,000
NRG Yield Operating LLC, 5.375%, 08/15/24	685,000	719,250
Talen Energy Supply LLC, 9.500%, 07/15/22(a)	1,055,000	975,875

		8,117,889

Electrical Components & Equipment—0.4%
WESCO Distribution, Inc., 5.375%, 06/15/24	1,755,000	1,851,525

Energy-Alternate Sources—0.1%
Enviva Partners LP/Enviva Partners Finance Corp., 8.500%, 11/01/21	520,000	553,800

Engineering & Construction—0.4%
AECOM, 5.125%, 03/15/27	1,835,000	1,896,931

Entertainment—1.3%
Eldorado Resorts, Inc., 6.000%, 04/01/25	1,350,000	1,417,770
Lions Gate Entertainment Corp., 5.875%, 11/01/24(a)	1,815,000	1,905,750
Six Flags Entertainment Corp., 5.500%, 04/15/27(a)	960,000	984,000
WMG Acquisition Corp., 5.000%, 08/01/23(a)	600,000	619,500
WMG Acquisition Corp., 5.625%, 04/15/22(a)	1,408,000	1,464,320

		6,391,340

Environmental Control—0.4%
GFL Environmental, Inc., 9.875%, 02/01/21(a)	1,759,000	1,875,094

Food—3.1%
JBS USA LLC/JBS USA Finance, Inc., 5.750%, 06/15/25(a)	1,745,000	1,738,456
JBS USA LUX SA/JBS USA Finance, Inc., 8.250%, 02/01/20(a)	2,115,000	2,136,150
Pilgrim’s Pride Corp., 5.750%, 03/15/25(a)	2,785,000	2,875,512

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Food—continued
Pilgrim’s Pride Corp., 5.875%, 09/30/27(a)	440,000	451,000
Post Holdings, Inc., 5.000%, 08/15/26(a)	1,565,000	1,562,066
Post Holdings, Inc., 5.500%, 03/01/25(a)	380,000	394,250
Post Holdings, Inc., 5.750%, 03/01/27(a)	474,000	488,220
Post Holdings, Inc., 8.000%, 07/15/25(a)	2,045,000	2,310,850
U.S. Foods, Inc., 5.875%, 06/15/24(a)	2,550,000	2,671,125

		14,627,629

Gas—0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.750%, 05/20/27	1,585,000	1,620,663

Healthcare—Products—0.6%
Hologic, Inc., 5.250%, 07/15/22(a)	1,050,000	1,102,500
Teleflex, Inc., 5.250%, 06/15/24	1,569,000	1,659,217

		2,761,717

Healthcare—Services—4.5%
Centene Corp., 5.625%, 02/15/21	2,500,000	2,600,500
Centene Corp., 6.125%, 02/15/24	590,000	637,938
CHS/Community Health Systems, Inc., 6.250%, 03/31/23	1,225,000	1,209,687
DaVita, Inc., 5.000%, 05/01/25	4,175,000	4,117,594
DaVita, Inc., 5.750%, 08/15/22	2,310,000	2,367,750
Envision Healthcare Corp., 5.625%, 07/15/22	1,000,000	1,042,500
HCA Healthcare, Inc., 6.250%, 02/15/21	1,128,000	1,221,060
HCA, Inc., 5.250%, 06/15/26	1,035,000	1,115,212
HCA, Inc., 5.875%, 02/15/26	770,000	826,580
HCA, Inc., 7.500%, 11/06/33	635,000	720,725
HCA, Inc., 7.500%, 11/15/95	605,000	624,663
Kindred Healthcare, Inc., 8.000%, 01/15/20	1,880,000	1,846,517
MEDNAX, Inc., 5.250%, 12/01/23(a)	1,045,000	1,094,638
WellCare Health Plans, Inc., 5.250%, 04/01/25	2,065,000	2,173,412

		21,598,776

Home Builders—4.6%
CalAtlantic Group, Inc., 5.000%, 06/15/27	910,000	919,669

See Notes to Financial Statements.

SEIX HIGH YIELD FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Home Builders—continued
CalAtlantic Group, Inc., 5.875%, 11/15/24	1,391,000	1,519,668
Century Communities, Inc., 5.875%, 07/15/25(a)	1,570,000	1,577,850
Century Communities, Inc., 6.875%, 05/15/22	1,820,000	1,921,920
New Home Co., Inc. (The), 7.250%, 04/01/22	1,060,000	1,094,450
PulteGroup, Inc., 4.250%, 03/01/21	1,527,000	1,584,263
PulteGroup, Inc., 5.500%, 03/01/26	1,920,000	2,093,568
PulteGroup, Inc., 7.875%, 06/15/32	400,000	490,120
Shea Homes LP/Shea Homes Funding Corp., 5.875%, 04/01/23(a)	1,755,000	1,803,262
Shea Homes LP/Shea Homes Funding Corp., 6.125%, 04/01/25(a)	1,755,000	1,812,037
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.250%, 04/15/21(a)	820,000	841,525
TRI Pointe Group, Inc., 4.875%, 07/01/21	2,260,000	2,361,700
TRI Pointe Group, Inc., 5.250%, 06/01/27	1,825,000	1,854,656
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 06/15/24	2,010,000	2,150,700

		22,025,388

Insurance—1.4%
MGIC Investment Corp., 5.750%, 08/15/23	1,730,000	1,903,000
Radian Group, Inc., 7.000%, 03/15/21	982,000	1,114,570
Sirius International Group Ltd., 4.535%, 3 mo. USD LIBOR + 3.200%(b)(c)(d)	3,570,000	3,566,430

		6,584,000

Internet—0.7%
Cogent Communications Group, Inc., 5.375%, 03/01/22(a)	1,055,000	1,109,069
Match Group, Inc., 6.375%, 06/01/24	960,000	1,045,200
Zayo Group LLC/Zayo Capital, Inc., 5.750%, 01/15/27(a)	500,000	530,000
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 05/15/25	495,000	533,427

		3,217,696

Iron/Steel—0.4%
Big River Steel LLC/BRS Finance Corp., 7.250%, 09/01/25(a)	885,000	938,985
Steel Dynamics, Inc., 5.125%, 10/01/21	1,010,000	1,039,038

		1,978,023

Leisure Time—0.5%
Silversea Cruise Finance Ltd., 7.250%, 02/01/25(a)	1,227,000	1,312,890

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Leisure Time—continued
Viking Cruises Ltd., 5.875%, 09/15/27(a)	860,000	862,967

		2,175,857

Lodging—3.2%
Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20(c)	2,290,000	2,341,525
CRC Escrow Issuer LLC/CRC Finco, Inc., 5.250%, 10/15/25(a)(e)	2,385,000	2,385,000
Diamond Resorts International, Inc., 7.750%, 09/01/23(a)	965,000	1,037,375
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/24(a)	825,000	904,613
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 04/01/25	778,000	801,340
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.750%, 11/15/21(a)	1,070,000	1,122,162
MGM Resorts International, 6.000%, 03/15/23	2,820,000	3,109,050
MGM Resorts International, 7.750%, 03/15/22	3,215,000	3,753,512

		15,454,577

Media—7.5%
Altice Financing SA, 6.500%, 01/15/22(a)	2,140,000	2,225,600
Altice Finco S.A., 7.625%, 02/15/25(a)	1,675,000	1,767,125
Altice Luxembourg S.A., 7.750%, 05/15/22(a)	2,205,000	2,340,056
AMC Networks, Inc., 4.750%, 08/01/25	379,000	382,790
Cablevision Systems Corp., 8.000%, 04/15/20	1,140,000	1,263,975
CBS Radio, Inc., 7.250%, 11/01/24(a)	848,000	905,240
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/27(a)	2,640,000	2,676,300
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 09/01/23	2,485,000	2,578,187
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 02/15/26(a)	2,190,000	2,299,500
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	1,350,000	1,390,500
CSC Holdings LLC, 6.625%, 10/15/25(a)	1,125,000	1,231,875
CSC Holdings LLC, 10.125%, 01/15/23(a)	550,000	634,563
CSC Holdings LLC, 10.875%, 10/15/25(a)	2,732,000	3,377,435
DISH DBS Corp., 6.750%, 06/01/21	1,018,000	1,119,800
DISH DBS Corp., 7.875%, 09/01/19	2,320,000	2,534,600
Lee Enterprises, Inc., 9.500%, 03/15/22(a)	1,005,000	1,043,944
Quebecor Media, Inc., 5.750%, 01/15/23	463,000	503,513

See Notes to Financial Statements.

SEIX HIGH YIELD FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Media—continued
SFR Group S.A., 7.375%, 05/01/26(a)	1,550,000	1,670,125
Univision Communications, Inc., 6.750%, 09/15/22(a)	1,495,000	1,551,997
Viacom, Inc., 6.250%, 3 mo. USD LIBOR + 3.899%, 02/28/57(b)	1,535,000	1,544,594
Videotron Ltd., 5.375%, 06/15/24(a)	463,000	502,934
Ziggo Bond Finance BV, 5.875%, 01/15/25(a)	815,000	849,637
Ziggo Secured Finance BV, 5.500%, 01/15/27(a)	1,105,000	1,132,282

		35,526,572

Metal Fabricate/Hardware—0.6%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(a)	1,082,000	1,173,970
Novelis Corp., 6.250%, 08/15/24(a)	1,470,000	1,532,769

		2,706,739

Mining—0.7%
Imperial Metals Corp., 7.000%, 03/15/19	1,539,000	1,396,642
Kaiser Aluminum Corp., 5.875%, 05/15/24	1,665,000	1,781,550

		3,178,192

Miscellaneous Manufacturer—0.8%
Bombardier, Inc., 7.500%, 03/15/25(a)	1,925,000	1,920,187
Bombardier, Inc., 7.750%, 03/15/20(a)	490,000	521,850
Bombardier, Inc., 8.750%, 12/01/21(a)	1,350,000	1,447,200

		3,889,237

Office/Business Equipment—0.2%
CDW LLC/CDW Finance Corp., 5.000%, 09/01/25	955,000	1,002,750

Oil & Gas—11.3%
Antero Resources Corp., 5.000%, 03/01/25	1,105,000	1,121,575
Antero Resources Corp., 5.375%, 11/01/21	600,000	615,750
Antero Resources Corp., 5.625%, 06/01/23	190,000	198,075
Callon Petroleum Co., 6.125%, 10/01/24	1,045,000	1,092,025
Chesapeake Energy Corp., 6.875%, 11/15/20	1,845,000	1,900,350
Chesapeake Energy Corp., 8.000%, 12/15/22(a)	4,900,000	5,285,875
CITGO Petroleum Corp., 6.250%, 08/15/22(a)	1,115,000	1,148,450
Denbury Resources, Inc., 9.000%, 05/15/21(a)	1,310,000	1,278,888

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Oil & Gas—continued
Diamond Offshore Drilling, Inc., 7.875%, 08/15/25	945,000	999,338
Diamondback Energy, Inc., 4.750%, 11/01/24	1,045,000	1,065,900
Diamondback Energy, Inc., 5.375%, 05/31/25	2,018,000	2,103,765
Ensco PLC, 5.750%, 10/01/44	1,712,000	1,228,360
Ensco PLC, 8.000%, 01/31/24	2,430,000	2,387,475
Hilcorp Energy I LP/Hilcorp Finance Co., 5.750%, 10/01/25(a)	3,450,000	3,488,812
MEG Energy Corp., 6.500%, 01/15/25(a)	1,571,000	1,529,761
MEG Energy Corp., 7.000%, 03/31/24(a)	3,265,000	2,799,737
Murphy Oil Corp., 5.750%, 08/15/25	1,885,000	1,941,739
Murphy Oil Corp., 6.875%, 08/15/24	1,285,000	1,370,118
Murphy Oil USA, Inc., 5.625%, 05/01/27	370,000	397,750
Nabors Industries, Inc., 5.500%, 01/15/23	1,540,000	1,509,200
Oasis Petroleum, Inc., 7.250%, 02/01/19	1,925,000	1,915,375
Precision Drilling Corp., 6.500%, 12/15/21	1,250,000	1,265,625
Precision Drilling Corp., 6.625%, 11/15/20	958,801	962,396
Precision Drilling Corp., 7.750%, 12/15/23	805,000	821,100
Pride International LLC, 7.875%, 08/15/40	1,090,000	926,500
Range Resources Corp., 5.750%, 06/01/21(a)	2,535,000	2,636,400
Rice Energy, Inc., 6.250%, 05/01/22	995,000	1,039,775
Rice Energy, Inc., 7.250%, 05/01/23	1,590,000	1,717,200
Rowan Cos., Inc., 4.750%, 01/15/24	1,705,000	1,491,875
Rowan Cos., Inc., 4.875%, 06/01/22	1,645,000	1,538,075
Rowan Cos., Inc., 5.850%, 01/15/44	1,330,000	1,057,350
RSP Permian, Inc., 6.625%, 10/01/22	1,055,000	1,106,431
Seven Generations Energy Ltd., 6.750%, 05/01/23(a)	1,158,000	1,220,243
Southwestern Energy Co., 7.500%, 04/01/26	1,160,000	1,204,950
Transocean, Inc., 6.800%, 03/15/38	995,000	810,925
Transocean, Inc., 7.500%, 04/15/31	870,000	791,700

		53,968,863

Oil & Gas Services—0.9%
FTS International, Inc., 8.820%, 3 mo. USD LIBOR + 7.500%, 06/15/20(a)(b)	1,420,000	1,443,075

See Notes to Financial Statements.

SEIX HIGH YIELD FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Oil & Gas Services—continued
SESI LLC, 7.125%, 12/15/21	700,000	714,000
SESI LLC, 7.750%, 09/15/24(a)	2,155,000	2,230,425

		4,387,500

Packaging & Containers—0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.125%, 07/15/23(a)	2,053,000	2,142,511

Pharmaceuticals—0.7%
Horizon Pharma, Inc., 6.625%, 05/01/23	1,000,000	975,000
Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24(a)	900,000	958,500
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21(a)	1,420,000	1,416,450

		3,349,950

Pipelines—2.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.250%, 01/15/25	504,000	539,910
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	789,000	813,656
Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/27(a)	1,315,000	1,357,737
Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24	1,075,000	1,221,469
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.750%, 04/01/25	1,300,000	1,327,625
NGPL PipeCo LLC, 4.375%, 08/15/22(a)	196,000	203,350
Rockies Express Pipeline LLC, 5.625%, 04/15/20(a)	730,000	767,413
Rockies Express Pipeline LLC, 6.000%, 01/15/19(a)	2,650,000	2,742,750
Rockies Express Pipeline LLC, 6.850%, 07/15/18(a)	1,105,000	1,140,912
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 09/15/24(a)	579,000	594,923
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 01/15/28(a)	900,000	914,625

		11,624,370

Private Equity—0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	2,525,000	2,605,674

Real Estate—0.9%
Greystar Real Estate Partners LLC, 8.250%, 12/01/22(a)	326,000	348,005
Howard Hughes Corp. (The), 5.375%, 03/15/25(a)	3,755,000	3,830,100

		4,178,105

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Real Estate Investment Trust—5.0%
Equinix, Inc., 5.875%, 01/15/26	1,500,000	1,648,125
iStar, Inc., 4.625%, 09/15/20	2,622,000	2,680,995
iStar, Inc., 5.250%, 09/15/22	2,630,000	2,669,450
iStar, Inc., 6.500%, 07/01/21	2,290,000	2,393,050
iStar, Inc., 7.125%, 02/15/18(c)	5,030,000	5,123,306
MPT Operating Partnership LP/MPT Finance Corp., 5.000%, 10/15/27	1,435,000	1,470,875
Sabra Health Care LP, 5.125%, 08/15/26	1,445,000	1,481,706
SBA Communications Corp., 4.000%, 10/01/22(a)(e)	1,745,000	1,745,000
SBA Communications Corp., 4.875%, 09/01/24	905,000	931,019
Starwood Property Trust, Inc., 5.000%, 12/15/21	3,510,000	3,663,563

		23,807,089

Retail—4.0%
1011778 BC ULC/New Red Finance, Inc., 5.000%, 10/15/25(a)	4,710,000	4,792,425
1011778 BC ULC/New Red Finance, Inc., 5.000%, 10/15/25(a)(e)	1,460,000	1,485,550
Dollar Tree, Inc., 5.750%, 03/01/23	1,525,000	1,608,265
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 8.000%, 06/01/21(a)	1,275,000	1,282,969
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/27(a)	378,000	389,340
L Brands, Inc., 6.750%, 07/01/36	530,000	512,669
L Brands, Inc., 6.875%, 11/01/35	545,000	531,375
Lithia Motors, Inc., 5.250%, 08/01/25(a)	896,000	930,720
New Albertsons, Inc., 7.450%, 08/01/29	1,536,000	1,190,400
Penske Automotive Group, Inc., 5.375%, 12/01/24	1,290,000	1,328,700
PetSmart, Inc., 5.875%, 06/01/25(a)	1,565,000	1,365,462
Rite Aid Corp., 6.125%, 04/01/23(a)	2,490,000	2,421,525
Rite Aid Corp., 6.750%, 06/15/21	1,155,000	1,193,981

		19,033,381

Semiconductors—0.2%
Sensata Technologies BV, 5.000%, 10/01/25(a)	470,000	495,404
Sensata Technologies UK Financing Co. PLC, 6.250%, 02/15/26(a)	475,000	520,125

		1,015,529

See Notes to Financial Statements.

SEIX HIGH YIELD FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Software—2.2%
Donnelley Financial Solutions, Inc., 8.250%, 10/15/24	1,105,000	1,182,350
First Data Corp., 5.375%, 08/15/23(a)	2,640,000	2,761,440
First Data Corp., 7.000%, 12/01/23(a)	1,460,000	1,558,988
Nuance Communications, Inc., 5.625%, 12/15/26(a)	1,175,000	1,245,500
Quintiles IMS, Inc., 4.875%, 05/15/23(a)	1,660,000	1,726,400
Quintiles IMS, Inc., 5.000%, 10/15/26(a)	2,015,000	2,135,900

		10,610,578

Telecommunication Services—6.3%
CB Escrow Corp., 8.000%, 10/15/25(a)(e)	730,000	733,650
CenturyLink, Inc., 6.750%, 12/01/23	1,400,000	1,416,223
Cincinnati Bell, Inc., 7.000%, 07/15/24(a)	3,395,000	3,318,612
CommScope Technologies LLC, 6.000%, 06/15/25(a)	1,665,000	1,779,469
Intelsat Jackson Holdings SA, 8.000%, 02/15/24(a)	1,290,000	1,386,750
Intelsat Jackson Holdings SA, 9.500%, 09/30/22(a)	1,265,000	1,495,863
Level 3 Financing, Inc., 5.125%, 05/01/23	620,000	630,463
Level 3 Financing, Inc., 5.375%, 08/15/22	1,330,000	1,369,647
Level 3 Financing, Inc., 5.375%, 05/01/25	1,695,000	1,742,672
Level 3 Financing, Inc., 6.125%, 01/15/21	5,500,000	5,629,800
Sprint Communications, Inc., 11.500%, 11/15/21	2,035,000	2,586,607
Sprint Corp., 7.875%, 09/15/23	1,485,000	1,722,600
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.875%, 05/01/22(a)	1,645,000	1,714,913
West Corp., 4.750%, 07/15/21(a)(c)	2,845,000	2,880,562
West Corp., 5.375%, 07/15/22(a)	1,390,000	1,403,900

		29,811,731

Transportation—0.2%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22(a)	1,035,000	1,022,063
TOTAL CORPORATE BONDS (Cost $425,423,848)		442,339,391

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
COMMON STOCK—0.1%

Oil & Gas—0.1%
Templar Energy LLC, Cl A*(f)(g)	134,055	351,894
TOTAL COMMON STOCK (Cost $4,781,045)		351,894

MONEY MARKET FUND—2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(h)(i)	11,995,348	11,995,348
TOTAL MONEY MARKET FUND (Cost $11,995,348)		11,995,348
TOTAL INVESTMENTS (Cost $463,915,654)—99.8%		476,176,315
Other Assets in Excess of Liabilities—0.2%		852,170

NET ASSETS—100.0%		$477,028,485

*	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 49.4% of net assets as of September 30, 2017.
(b)	Variable rate security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(d)	Perpetual maturity.
(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(f)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0.1% of net assets as of September 30, 2017.
(g)	This security is disclosed as a Level 3 security in the disclosure table in the Notes to Financial Statements (See Note 2(a)).
(h)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(i)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviations

MTN	Medium Term Note
ULC	Unlimited Liability Company

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
MUNICIPAL BONDS—97.5%

Alabama—4.0%
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Pre-refunded 06/01/2019 @ 100, AGC(a)	9,000,000	9,735,840
Jefferson County, RB, 5.000%, 09/15/30	2,500,000	2,962,250
Jefferson County, RB, 5.000%, 09/15/31	3,585,000	4,229,977
Jefferson County, RB, 5.000%, 09/15/32	2,000,000	2,347,120
Jefferson County, RB, 5.000%, 09/15/33	1,500,000	1,749,540

		21,024,727

Alaska—8.4%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, Pre-refunded 09/01/2019 @ 100, AGC(a)	18,000,000	19,510,380
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	9,850,000	10,769,990
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	5,650,000	6,177,710
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, Pre-refunded 09/01/2019 @ 100, AGC	7,250,000	7,927,150

		44,385,230

California—17.6%
California Health Facilities Financing Authority, Series C, RB, 6.250%, 10/01/24, Pre-refunded 10/01/2018 @ 100	3,500,000	3,689,910
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38, Pre-refunded 10/01/2018 @ 100(a)	5,400,000	5,703,966
California Infrastructure & Economic Development Bank, RB, 5.000%, 11/01/35	2,000,000	2,317,460
California Infrastructure & Economic Development Bank, Series A, RB, 1.291%, 04/01/38(b)	3,825,000	3,838,349
California State, GO, 6.500%, 04/01/33(a)	24,500,000	26,492,340
Chabot-Las Positas Community College District, Series A, GO, 4.000%, 08/01/42(c)	1,500,000	1,587,120
East Bay Municipal Utility District Water System Revenue, Series B, RB, 5.000%, 06/01/33	3,940,000	4,796,635
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34, Pre-refunded 06/01/2019 @ 100	2,775,000	2,995,252

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
California—continued
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34, Pre-refunded 06/01/2019 @ 100	2,225,000	2,401,598
Los Angeles Department of Airports, Series A, AMT, RB, 5.000%, 05/15/26	2,500,000	3,042,225
Los Angeles Department of Airports, Series B, AMT, RB, 5.000%, 05/15/30	740,000	876,781
Los Angeles Department of Airports, Series B, AMT, RB, 5.000%, 05/15/32	1,250,000	1,462,575
Los Angeles Department of Airports, Series B, AMT, RB, 5.000%, 05/15/33	1,255,000	1,461,096
Los Angeles Department of Airports, Series B, AMT, RB, 5.000%, 05/15/34	1,000,000	1,160,070
Los Angeles Department of Water, Series A, RB, 5.000%, 07/01/34	2,645,000	3,111,657
Los Angeles Department of Water, Series A, RB, 5.000%, 07/01/36	2,000,000	2,336,680
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, Pre-refunded 05/01/2018 @ 100, AGM	2,290,000	2,354,647
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, Pre-refunded 05/01/2018 @ 100, AGM	1,870,000	1,922,790
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, AGM	840,000	862,907
Sonoma Valley Unified School District, GO, 4.000%, 08/01/40	1,200,000	1,276,212
University of California, Series O, RB, 5.750%, 05/15/27, Pre-refunded 05/15/2019 @ 100	3,000,000	3,233,550
University of California, Series O, RB, 5.750%, 05/15/28, Pre-refunded 05/15/2019 @ 100(a)	10,000,000	10,778,500
University of California, Series O, RB, 5.750%, 05/15/29, Pre-refunded 05/15/2019 @ 100(a)	5,095,000	5,491,646

		93,193,966

Colorado—0.6%
Regional Transportation District, Series B, RB, 5.000%, 11/01/34	1,500,000	1,799,940
University of Colorado, Series A-1, RB, 5.000%, 06/01/31	1,000,000	1,216,460

		3,016,400

District of Columbia—1.6%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(a)	8,000,000	8,734,800

Florida—3.4%
Florida State, Series B, GO, 5.000%, 06/01/31	4,105,000	5,029,200

See Notes to Financial Statements.

SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Florida—continued
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.000%, 07/01/23, Pre-refunded 07/01/2018 @ 100	2,000,000	2,076,140
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.125%, 07/01/25, Pre-refunded 07/01/2018 @ 100	3,000,000	3,117,030
Orlando, Series A, RB, 5.000%, 11/01/33, AGM	3,000,000	3,501,840
Orlando, Series A, RB, 5.000%, 11/01/35, AGM	2,500,000	2,892,325
Orlando, Series A, RB, 5.000%, 11/01/36, AGM	1,000,000	1,152,270

		17,768,805

Georgia—2.0%
Georgia State, Series A, GO, 5.000%, 01/01/26	5,000,000	5,848,000
Georgia State, Series C, GO, 5.000%, 07/01/30	4,000,000	4,964,560

		10,812,560

Hawaii—1.5%
Hawaii State, GO, 5.000%, 11/01/29, Pre-refunded 11/01/2022 @ 100	60,000	70,471
Hawaii State, GO, 5.000%, 11/01/29, Pre-refunded 11/01/2022 @ 100	160,000	187,922
Hawaii State, GO, 5.000%, 11/01/29	6,530,000	7,611,890

		7,870,283

Idaho—0.4%
Ada & Boise Counties Independent School District Boise City, GO, 5.000%, 08/01/33	1,000,000	1,202,420
Ada & Boise Counties Independent School District Boise City, GO, 5.000%, 08/01/34	1,000,000	1,196,000

		2,398,420

Illinois—10.8%
Chicago O’Hare International Airport, Series A, AMT, RB, 5.000%, 01/01/33	2,000,000	2,252,040
Chicago O’Hare International Airport, Series B, AMT, RB, 4.000%, 01/01/27	2,730,000	2,871,687
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/33	6,580,000	7,575,554
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/34	2,000,000	2,333,400
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/38	5,000,000	5,750,400
Chicago O’Hare International Airport, Series C, RB, 5.000%, 01/01/33	1,550,000	1,793,536
Chicago O’Hare International Airport, Series C, RB, 5.000%, 01/01/34	1,000,000	1,153,150

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Illinois—continued
Chicago O’Hare International Airport, Series C, RB, 5.000%, 01/01/38	2,000,000	2,282,640
Illinois Finance Authority, RB, 5.000%, 01/01/30	2,500,000	3,002,050
Illinois Finance Authority, RB, 5.000%, 07/01/30	4,205,000	5,043,687
Illinois Finance Authority, RB, 5.000%, 07/01/31	5,000,000	5,967,700
Illinois Finance Authority, RB, 5.000%, 07/01/32	5,000,000	5,945,050
Illinois Finance Authority, RB, 5.000%, 07/01/33	5,000,000	5,909,100
Illinois Finance Authority, RB, 5.000%, 07/01/34	2,500,000	2,936,700
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38, Pre-refunded 04/01/2019 @ 100	2,000,000	2,140,360

		56,957,054

Indiana—0.7%
Indiana Finance Authority, Series A, RB, 5.000%, 06/01/31	3,000,000	3,666,840

Kansas—5.4%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(a)	26,090,000	28,426,099

Louisiana—0.9%
Jefferson Sales Tax District, Series B, RB, 5.000%, 12/01/31, AGM	1,500,000	1,787,370
Jefferson Sales Tax District, Series B, RB, 5.000%, 12/01/33, AGM	2,000,000	2,354,120
New Orleans Aviation Board, Series B, AMT, RB, 5.000%, 01/01/35	760,000	874,722

		5,016,212

Maryland—2.4%
Maryland State, Series B, GO, 5.000%, 08/01/25	5,920,000	6,900,352
Montgomery County, Series A, GO, 5.000%, 11/01/27	5,000,000	6,079,400

		12,979,752

Massachusetts—1.9%
Massachusetts School Building Authority, Series C, RB, 5.000%, 08/15/36	5,000,000	5,834,200
Massachusetts State College Building Authority, Series B, RB, 5.000%, 05/01/34, ST INTERCEPT	3,545,000	4,040,946

		9,875,146

Michigan—2.7%
Michigan Finance Authority, RB, 5.000%, 07/01/21	14,000,000	14,431,060

See Notes to Financial Statements.

SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Missouri—0.3%
Metropolitan St Louis Sewer District, Series B, RB, 5.000%, 05/01/35	1,500,000	1,750,950

New Jersey—3.2%
New Jersey Turnpike Authority, Series B, RB, 5.000%, 01/01/30	2,500,000	3,034,475
New Jersey Turnpike Authority, Series B, RB, 5.000%, 01/01/31	4,500,000	5,430,555
New Jersey Turnpike Authority, Series B, RB, 5.000%, 01/01/32	3,500,000	4,199,440
New Jersey Turnpike Authority, Series B, RB, 5.000%, 01/01/33	3,500,000	4,171,825

		16,836,295

New York—13.5%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, Pre-refunded 05/01/2018 @ 100, BHAC-CR-AGM	5,340,000	5,493,205
New York City Transitional Finance Authority, Building Aid, Series S-2, RB, 6.000%, 07/15/38, State Aid Withholding(a)	7,500,000	7,800,300
New York City Transitional Finance Authority Future Tax Secured Revenue, Series A-3, RB, 5.000%, 08/01/40	7,500,000	8,804,400
New York City Water & Sewer System, Series A, RB, 5.750%, 06/15/40, Pre-refunded 06/15/2018 @ 100	3,530,000	3,652,314
New York City Water & Sewer System, Series A, RB, 5.750%, 06/15/40	11,800,000	12,216,540
New York City Water & Sewer System, Series BB-2, RB, 5.000%, 06/15/31(c)	1,250,000	1,526,663
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/28	2,500,000	2,991,600
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/32	5,500,000	6,480,760
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/33	2,800,000	3,376,016
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/43	10,000,000	11,672,500
New York State Environmental Facilities Corp., RB, 5.000%, 06/15/31	1,080,000	1,326,121
New York State Environmental Facilities Corp., RB, 5.000%, 06/15/32	5,000,000	6,105,450

		71,445,869

Oregon—1.5%
Oregon State, Series L, GO, 5.000%, 08/01/31	1,750,000	2,148,300
Port of Portland OR Airport Revenue, AMT, RB, 5.000%, 07/01/26	750,000	903,480
Port of Portland OR Airport Revenue, AMT, RB, 5.000%, 07/01/30	1,000,000	1,187,220
Port of Portland OR Airport Revenue, AMT, RB, 5.000%, 07/01/33	1,000,000	1,168,470
Port of Portland OR Airport Revenue, AMT, RB, 5.000%, 07/01/34	1,000,000	1,163,180
Port of Portland OR Airport Revenue, AMT, RB, 5.000%, 07/01/35	1,000,000	1,159,670

		7,730,320

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Pennsylvania—4.5%
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/21	7,500,000	7,699,575
Pennsylvania Turnpike Commission, Series A-1, RB, 5.000%, 12/01/42(c)	1,000,000	1,148,230
Pennsylvania Turnpike Commission, Series E, RB, 0.000%, 12/01/38(d)	4,000,000	4,946,520
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/23, Pre-refunded 03/15/2019 @ 100, GO of University	6,750,000	7,190,910
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/24, Pre-refunded 03/15/2019 @ 100, GO of University	2,500,000	2,663,300

		23,648,535

Texas—3.9%
Aldine Independent School District, GO, 5.000%, 02/15/30, PSF-GTD	6,700,000	8,139,964
Austin Convention Enterprises, Inc., Series A, RB, 5.000%, 01/01/25	1,100,000	1,294,172
Austin Convention Enterprises, Inc., Series A, RB, 5.000%, 01/01/26	1,350,000	1,596,982
Austin Convention Enterprises, Inc., Series A, RB, 5.000%, 01/01/29	1,500,000	1,759,350
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 5.000%, 07/01/35	7,100,000	7,772,086

		20,562,554

Virginia—3.6%
Fairfax County Sewer Revenue, RB, 5.000%, 07/15/44	7,000,000	8,291,150
Virginia College Building Authority, RB, 5.000%, 02/01/30	6,650,000	8,080,814
Virginia Resources Authority, Series C, RB, 5.000%, 11/01/31	2,150,000	2,592,298

		18,964,262

Washington—2.7%
Energy Northwest, RB, 5.000%, 07/01/24, Pre-refunded 07/01/2018 @ 100	965,000	994,635
Energy Northwest, RB, 5.000%, 07/01/24	3,035,000	3,123,076
Washington State, Series A, GO, 5.000%, 08/01/24	8,880,000	10,112,810

		14,230,521
TOTAL MUNICIPAL BONDS (Cost $500,058,329)		515,726,660

MONEY MARKET FUND—2.3%
Federated Government Obligations Tax-Managed Fund, Institutional Shares, 0.88%(e)(f)	12,251,306	12,251,306
TOTAL MONEY MARKET FUND (Cost $12,251,306)		12,251,306
TOTAL INVESTMENTS (Cost $512,309,635)—99.8%		527,977,966
Other Assets in Excess of Liabilities—0.2%		846,977

NET ASSETS—100.0%		$528,824,943

See Notes to Financial Statements.

SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	Variable rate security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Variable or step coupon security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(f)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviations

AGC	Security guaranteed by Assured Guaranty Corporation
AGM	Security guaranteed by Assured Guaranty Municipal Corporation
AMT	Income subject to Alternative Minimum Tax
BHAC	Security guaranteed by Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
GO	General Obligation
PSF-GTD	Security guaranteed by Permanent School Fund Guarantee Program
RB	Revenue Bond
ST INTERCEPT	State Interception

The aggregate percentage insured by Assured Guaranty Corporation was 10.3% of total investments.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

SEIX LIMITED DURATION FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
ASSET-BACKED SECURITIES—17.2%

Credit Card—13.5%
BA Credit Card Trust, Series 2014-A1, Cl A, 1.614%, 1 mo. LIBOR + 0.380%, 06/15/21(a)	114,000	114,410
Barclays Dryrock Issuance Trust, Series 2017-1, Cl A, 1.557%, 1 mo. LIBOR + 0.330%, 03/15/23(a)	300,000	300,684
Cabela’s Credit Card Master Note Trust, Series 2015-1A, Cl A2, 1.774%, 1 mo. LIBOR + 0.540%, 03/15/23(a)	300,000	301,987
MBNA Credit Card Master Note Trust, Series 2004-A3, Cl A3, 1.494%, 1 mo. LIBOR + 0.260%, 08/16/21(a)	200,000	200,354

		917,435

Student Loan Asset Backed Security—3.7%
NCUA Guaranteed Notes Trust, Series 2010-A1, Cl A, 1.582%, 1 mo. LIBOR + 0.350%, 12/07/20(a)	249,244	249,393
TOTAL ASSET-BACKED SECURITIES (Cost $1,164,882)		1,166,828

COLLATERALIZED MORTGAGE OBLIGATIONS—56.5%

Agency Collateralized Mortgage Obligations—45.0%
Federal Home Loan Mortgage Corporation
Series 3066, Cl FG, REMIC, 1.434%, 1 mo. LIBOR + 0.200%, 03/15/24(a)	602,821	604,902

Federal National Mortgage Association
Series 2004-79, Cl FM, REMIC, 1.537%, 1 mo. LIBOR + 0.300%, 11/25/24(a)	453,335	454,859

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 1.681%, 1 mo. LIBOR + 0.450%, 10/07/20(a)	868,283	870,859
Series 2010-R3, Cl 1A, 1.791%, 1 mo. LIBOR + 0.560%, 12/08/20(a)	374,108	374,876
Series 2010-R3, Cl 2A, 1.791%, 1 mo. LIBOR + 0.560%, 12/08/20(a)	378,570	380,873
Series 2011-R1, Cl 1A, 1.681%, 1 mo. LIBOR + 0.450%, 01/08/20(a)	261,542	262,318
Series 2011-R3, Cl 1A, 1.637%, 1 mo. LIBOR + 0.400%, 03/11/20(a)	113,785	113,789

		2,002,715

Commercial Mortgage Backed Securities—11.5%
Federal Home Loan Mortgage Corporation
Series KS02, Cl A, 1.612%, 1 mo. LIBOR + 0.380%, 08/25/23(a)	262,650	262,650

Federal National Mortgage Association
Series 2012-M11, Cl FA, 1.786%, 1 mo. LIBOR + 0.500%, 08/25/19(a)	76,222	76,187
Series 2014-M13, Cl ASQ2, 1.637%, 11/25/17	8,876	8,858

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage Backed Securities—continued
Series 2016-M9, Cl FA, 1.879%, 1 mo. LIBOR + 0.590%, 09/25/23(a)	431,178	432,655

		517,700

		780,350
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,831,393)		3,842,826

U.S. GOVERNMENT AGENCY MORTGAGES—22.6%
Federal National Mortgage Association
Pool #AM6261, 1.452%, 1 mo. LIBOR + 0.220%, 07/01/19(a)	720,000	719,058
Pool #AM7028, 1.471%, 1 mo. LIBOR + 0.240%, 10/01/19(a)	595,000	595,193
Pool #AN3539, 1.702%, 1 mo. LIBOR + 0.470%, 11/01/21(a)	226,212	225,707
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (Cost $1,541,103)		1,539,958

MONEY MARKET FUND—3.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(b)(c)	257,589	257,589
TOTAL MONEY MARKET FUND (Cost $257,589)		257,589
TOTAL INVESTMENTS (Cost $6,794,967)—100.1%		6,807,201
Liabilities in Excess of Other Assets—(0.1)%		(5,486)

NET ASSETS—100.0%		$6,801,715

(a)	Variable rate security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(b)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(c)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviation

REMIC	Real Estate Mortgage Investment Conduit

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
MUNICIPAL BONDS—93.6%

Guam—4.9%
Guam Power Authority, Series A, RB, 5.000%, 10/01/44, AGM	1,000,000	1,100,300

North Carolina—81.8%
Buncombe County Metropolitan Sewerage District, RB, 5.000%, 07/01/39	1,000,000	1,155,820
Charlotte Airport Revenue, RB, 5.000%, 07/01/26	1,000,000	1,195,310
Charlotte-Mecklenburg Hospital Authority (The), RB, 4.000%, 01/15/45	1,000,000	1,038,610
Forsyth County, GO, 5.000%, 02/01/22, Pre-refunded 02/01/2019 @ 100	750,000	790,050
Mecklenburg County, Series A, GO, 5.000%, 09/01/24	1,000,000	1,218,750
Mecklenburg County Public Facilities Corp., RB, 5.000%, 02/01/27	650,000	808,028
North Carolina Capital Facilities Finance Agency, RB, 5.000%, 04/01/30	1,000,000	1,134,320
North Carolina Capital Facilities Finance Agency, RB, 5.000%, 01/01/33	1,000,000	1,182,520
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33	1,000,000	1,076,010
North Carolina Medical Care Commission, RB, 5.000%, 10/01/35	1,125,000	1,325,689
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.250%, 12/01/33, Pre-refunded 12/01/2018 @ 100	1,000,000	1,060,710
North Carolina Municipal Power Agency No. 1, Series A, RB, 5.000%, 01/01/30, Pre-refunded 01/01/2019 @ 100	710,000	745,336
North Carolina Municipal Power Agency No. 1, Series A, RB, 5.000%, 01/01/30	290,000	303,204
North Carolina State Ports Authority Facilities, Series A, RB, 5.250%, 02/01/40	1,000,000	1,077,250
North Carolina Turnpike Authority, RB, 5.000%, 01/01/32	750,000	866,475
Pitt County, RB, 5.000%, 04/01/28	1,000,000	1,187,620
University of North Carolina at Charlotte, RB, 5.000%, 04/01/45	1,000,000	1,140,730
Wake County, Series A, GO, 4.000%, 02/01/27	1,000,000	1,097,030

		18,403,462

South Carolina—3.6%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	700,000	799,645

Virginia—3.3%
Virginia Small Business Financing Authority, AMT, RB, 5.000%, 07/01/34	695,000	752,136
TOTAL MUNICIPAL BONDS (Cost $20,312,601)		21,055,543

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
MONEY MARKET FUND—4.6%
Federated Government Obligations Tax-Managed Fund, Institutional Shares, 0.88%(a)(b)	1,025,671	1,025,671
TOTAL MONEY MARKET FUND (Cost $1,025,671)		1,025,671
TOTAL INVESTMENTS (Cost $21,338,272)—98.2%		22,081,214
Other Assets in Excess of Liabilities—1.8%		415,213

NET ASSETS—100.0%		$22,496,427

(a)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(b)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviations

AGM	Security guaranteed by Assured Guaranty Municipal Corporation
AMT	Income subject to Alternative Minimum Tax
GO	General Obligation
RB	Revenue Bond

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

SEIX SHORT-TERM BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
ASSET-BACKED SECURITIES—14.1%

Auto Floor Plan—1.1%
Nissan Master Owner Trust Receivables, Series 2016-A, Cl A2, 1.540%, 06/15/21	355,000	353,070

Automobiles—2.4%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl B, 1.600%, 07/08/19	198,822	198,837
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Cl A, 2.260%, 11/15/25(a)	550,000	553,941

		752,778

Credit Card—6.1%
Cabela’s Credit Card Master Note Trust, Series 2015-1A, Cl A1, 2.260%, 03/15/23	445,000	446,733
Capital One Multi-Asset Execution Trust, Series 2015-A1, Cl A1, 1.390%, 01/15/21	312,000	311,940
Citibank Credit Card Issuance Trust, Series 2017-A8, Cl A8, 1.860%, 08/08/22	300,000	299,280
Discover Card Execution Note Trust, Series 2016-A1, Cl A1, 1.640%, 07/15/21	275,000	274,917
World Financial Network Credit Card Master Trust, Series 2017-A, Cl A, 2.120%, 03/15/24	585,000	585,121

		1,917,991

Other—4.5%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Cl A1, 0.880%, 12/01/18	18,596	18,578
FirstEnergy Ohio PIRB Special Purpose Trust, Series 2013-1, Cl A2, 1.726%, 01/15/22	330,668	330,425
JCP&L Transition Funding II LLC, Series 2006-A, Cl A4, 5.610%, 06/05/23	335,000	361,154
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2010-ELL, CI A1, RB, 3.450%, 02/01/22	386,343	392,544
Verizon Owner Trust, Series 2017-2A, Cl A, 1.920%, 12/20/21(a)	325,000	324,708

		1,427,409
TOTAL ASSET-BACKED SECURITIES (Cost $4,466,486)		4,451,248

COLLATERALIZED MORTGAGE OBLIGATIONS—14.7%

Agency Collateralized Planned Amortization Class Mortgage Obligations—4.6%
Federal Home Loan Mortgage Corporation
Series 3762, Cl AV, REMIC, 4.000%, 10/15/23	504,195	531,312
Series 3769, Cl QJ, REMIC, 3.500%, 11/15/39	359,015	370,493

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Agency Collateralized Planned Amortization Class Mortgage Obligations—continued
Series 3786, Cl EB, REMIC, 4.000%, 08/15/35	158,228	160,505
Series 3971, Cl PG, REMIC, 2.500%, 12/15/26	364,300	367,986

		1,430,296

Commercial Mortgage Backed Securities—10.1%
Federal Home Loan Mortgage Corporation
Series K707, Cl A2, 2.220%, 12/25/18	230,000	230,944
Series K712, Cl A2, 1.869%, 11/25/19	239,096	238,978
Series KP03, Cl A2, 1.780%, 07/25/19	133,454	133,379

		603,301

FREMF Mortgage Trust
Series 2014-K503, Cl B, 3.071%, 10/25/47(a)(b)	560,333	565,414

GS Mortgage Securities Trust
Series 2010-C1, Cl A2, 4.592%, 08/10/43(a)	560,000	590,793

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3, Cl A3, 4.388%, 02/15/46(a)	268,058	270,448

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	151,578	151,318

Morgan Stanley Capital I Trust
Series 2012-C4, Cl A3, 2.991%, 03/15/45	150,136	152,488

OBP Depositor LLC Trust
Series 2010-OBP, Cl A, 4.646%, OBP Depositor LLC Trust, 07/15/45(a)	140,000	147,837

Vornado DP LLC Trust
Series 2010-VNO, Cl A2FX, 4.004%, 09/13/28(a)(c)(d)	350,000	367,650

WFRBS Commercial Mortgage Trust
Series 2012-C8, Cl A2, 1.881%, 08/15/45	57	57
Series 2013-C11, Cl A3, 2.695%, 03/15/45	340,000	341,713

		341,770
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,632,070)		4,621,315

CORPORATE BONDS—36.6%

Aerospace/Defense—0.5%
Lockheed Martin Corp., 1.850%, 11/23/18	147,000	147,113

		147,113

Agriculture—0.5%
BAT Capital Corp., 2.297%, 08/14/20(a)	166,000	166,494

		166,494

See Notes to Financial Statements.

SEIX SHORT-TERM BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Auto Manufacturers—5.2%
BMW U.S. Capital LLC, 1.500%, 04/11/19(a)	197,000	196,399
Daimler Finance North America LLC, 1.500%, 07/05/19(a)	330,000	327,262
Ford Motor Credit Co. LLC, 2.375%, 03/12/19	330,000	331,607
General Motors Financial Co., Inc., 2.400%, 05/09/19	456,000	457,960
PACCAR Financial Corp., 1.450%, 03/09/18, MTN	133,000	133,019
PACCAR Financial Corp., 1.916%, 3 mo. USD LIBOR + 0.600%, 12/06/18, MTN(b)	200,000	201,166

		1,647,413

Banks—8.4%
Bank of America Corp., Series L, 2.600%, 01/15/19	330,000	332,635
Bank of Montreal, 2.100%, 12/12/19, MTN	305,000	306,054
Capital One Financial Corp., 2.500%, 05/12/20	264,000	265,185
Citibank NA, 2.100%, 06/12/20	330,000	330,506
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	435,000	440,515
Morgan Stanley, 2.375%, 07/23/19, MTN	330,000	332,065
UBS AG, 2.200%, 06/08/20(a)	296,000	296,531
Wells Fargo & Co., Series N, 2.150%, 01/30/20, MTN	330,000	330,843

		2,634,334

Beverages—1.5%
Molson Coors Brewing Co., 1.450%, 07/15/19	473,000	467,804

		467,804

Biotechnology—0.5%
Celgene Corp., 2.125%, 08/15/18	171,000	171,711

Chemicals—2.1%
Chevron Phillips Chemical Co. LLC, 1.700%, 05/01/18(a)	334,000	333,979
Sherwin-Williams Co. (The), 2.250%, 05/15/20	311,000	312,177

		646,156

Computers—1.2%
Dell International LLC/EMC Corp., 3.480%, 06/01/19(a)	356,000	362,810

		362,810

Diversified Financial Services—1.1%
Air Lease Corp., 2.625%, 09/04/18	148,000	149,172

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Diversified Financial Services—continued
Air Lease Corp., 3.375%, 01/15/19	181,000	183,998

		333,170

Electric—3.5%
Dominion Energy, Inc., 2.579%, 07/01/20	330,000	332,275
Duke Energy Corp., 2.100%, 06/15/18	250,000	250,735
Emera U.S. Finance LP, 2.150%, 06/15/19	527,000	527,157

		1,110,167

Electronics—0.8%
Fortive Corp., 1.800%, 06/15/19	266,000	265,727

Healthcare-Products—0.9%
Medtronic, Inc., 1.500%, 03/15/18	276,000	276,005

		276,005

Household Products/Wares—0.7%
Church & Dwight Co., Inc., 1.464%, 3 mo. USD LIBOR + 0.150%, 01/25/19(b)	233,000	232,849

		232,849

Housewares—0.8%
Newell Brands, Inc., 2.600%, 03/29/19	235,000	236,859

Insurance—0.5%
Berkshire Hathaway Finance Corp., 1.700%, 03/15/19	148,000	148,273

		148,273

Machinery-Diversified—0.9%
John Deere Capital Corp., 1.350%, 01/16/18, MTN	293,000	292,959

Miscellaneous Manufacturer—1.0%
Siemens Financieringsmaatschappij NV, 2.200%, 03/16/20(a)	320,000	323,189

		323,189

Oil & Gas—1.9%
Chevron Corp., 1.365%, 03/02/18	306,000	305,966
Shell International Finance BV, 1.375%, 09/12/19	308,000	305,998

		611,964

Oil & Gas Services—0.8%
Schlumberger Holdings Corp., 1.900%, 12/21/17(a)	256,000	256,234

See Notes to Financial Statements.

SEIX SHORT-TERM BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Pipelines—1.2%
Kinder Morgan, Inc., 2.000%, 12/01/17	288,000	288,095
Spectra Energy Partners LP, 2.950%, 09/25/18	88,000	88,898

		376,993

Semiconductors—0.6%
TSMC Global Ltd., 1.625%, 04/03/18(a)	200,000	199,655

Software—1.1%
VMware, Inc., 2.300%, 08/21/20	335,000	335,917

		335,917

Telecommunication Services—0.9%
AT&T, Inc., 5.500%, 02/01/18	271,000	274,414

		274,414
TOTAL CORPORATE BONDS (Cost $11,496,226)		11,518,210

U.S. GOVERNMENT AGENCY MORTGAGES—6.5%
Federal Home Loan Mortgage Corporation
Pool #J28472, 3.000%, 06/01/24	850,539	875,556

Federal National Mortgage Association
Pool #AM0186, 1.910%, 08/01/19	224,827	224,896
Pool #AM2314, 1.680%, 01/01/20	245,337	243,557
Pool #MA1104, 2.500%, 07/01/22	693,118	700,262

		1,168,715
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (Cost $2,036,341)		2,044,271

U.S. TREASURY OBLIGATIONS—26.8%

U.S. Treasury Notes—26.8%
1.500%, 10/31/19	286,000	285,966
1.375%, 02/29/20	2,078,000	2,068,990
1.625%, 06/30/20	6,064,000	6,067,790
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,452,678)		8,422,746

MONEY MARKET FUND—1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(e)(f)	338,995	338,995
TOTAL MONEY MARKET FUND (Cost $338,995)		338,995
TOTAL INVESTMENTS (Cost $31,422,796)—99.8%		31,396,785
Other Assets in Excess of Liabilities—0.2%		61,060

NET ASSETS—100.0%		$31,457,845

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 16.8% of net assets as of September 30, 2017.
(b)	Variable rate security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(c)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 1.2% of net assets as of September 30, 2017.
(d)	This security is disclosed as a Level 3 security in the disclosure table in the Notes to Financial Statements (See Note 2(a)).
(e)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(f)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviations

MTN	Medium Term Note
PIRB	Phase-in-Recovery Bonds
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

SEIX SHORT-TERM MUNICIPAL BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
MUNICIPAL BONDS—95.4%

Alabama—7.5%
Baldwin County Board of Education, RB, 5.000%, 06/01/19	1,250,000	1,330,650
Jefferson County, RB, 4.000%, 09/15/18	1,205,000	1,238,282

		2,568,932

California—9.0%
California Infrastructure & Economic Development Bank, Series A, RB, 1.291%, 04/01/38(a)	1,250,000	1,254,363
California Municipal Finance Authority, Series A, RB, 4.000%, 06/01/21	200,000	213,066
California State, GO, 5.000%, 11/01/24	500,000	607,625
Los Angeles, GO, 5.000%, 06/28/18	1,000,000	1,030,280

		3,105,334

Colorado—3.9%
Colorado State, Series A, RB, 5.000%, 06/27/18	1,300,000	1,340,638

District of Columbia—3.0%
District of Columbia Water & Sewer Authority, Series A, RB, 6.000%, 10/01/35, Pre-refunded 10/01/2018 @ 100	1,000,000	1,050,830

Florida—1.7%
Orlando, RB, 5.000%, 11/01/22, AGM	500,000	578,335

Georgia—4.1%
Clarke County Board of Education, GO, 5.000%, 09/01/21, State Aid Withholding	1,240,000	1,416,898

Idaho—3.0%
Idaho State, GO, 4.000%, 06/29/18	1,000,000	1,022,570

Illinois—7.9%
Chicago O’Hare International Airport, AMT, RB, 5.000%, 01/01/25	1,020,000	1,138,024
Chicago O’Hare International Airport, RB, 5.000%, 01/01/19	1,500,000	1,573,500

		2,711,524

Maryland—1.5%
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23	500,000	514,895

Missouri—3.6%
Missouri State Board of Public Buildings, Series B, RB, 4.000%, 04/01/18	1,235,000	1,253,957

New Jersey—3.1%
New Jersey Transportation Trust Fund Authority, RB, 5.000%, 06/15/19	1,000,000	1,053,430

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
New York—4.4%
Freddie Mac Multifamily ML Certificates, RB, 0.000%, 08/25/27(a)	1,500,000	1,501,406

North Carolina—9.3%
Charlotte Water & Sewer System Revenue, Series B, RB, 0.890%, 07/01/36(a)	145,000	145,000
North Carolina Medical Care Commission, RB, 5.000%, 10/01/18	745,000	773,094
North Carolina Turnpike Authority, RB, 5.000%, 01/01/22	350,000	395,521
North Carolina Turnpike Authority, RB, 5.000%, 01/01/23	500,000	574,195
Raleigh, COP, 0.920%, 02/01/34(a)	275,000	275,000
Raleigh Combined Enterprise System Revenue, Series B, RB, 5.000%, 12/01/18	1,000,000	1,047,050

		3,209,860

Ohio—5.8%
Crawford County, RB, 1.430%, 11/01/17	2,000,000	2,000,760

Pennsylvania—4.6%
Delaware River Port Authority, Series D, RB, 5.000%, 01/01/28	500,000	541,095
Philadelphia Gas Works Co., RB, 5.000%, 10/01/18	1,000,000	1,039,920

		1,581,015

Rhode Island—6.5%
State of Rhode Island, GO, 5.000%, 08/01/18	2,150,000	2,221,660

Texas—10.6%
Austin Convention Enterprises, Inc., RB, 5.000%, 01/01/22	300,000	338,886
Austin Independent School District, GO, 5.000%, 08/01/33, Pre-refunded 08/01/2018 @ 100	1,000,000	1,033,960
Mansfield Independent School District, GO, 2.500%, 08/01/42, PSF-GTD(a)	1,000,000	1,037,090
New Hope Cultural Education Facilities Finance Corp., Series A, RB, 4.000%, 04/01/18, AGM	200,000	202,600
Texas State, RB, 4.000%, 08/30/18	1,000,000	1,027,170

		3,639,706

Washington—5.9%
Energy Northwest, Series A, RB, 5.000%, 07/01/26	750,000	867,795
Port of Seattle, AMT, GO, 5.250%, 12/01/20	1,030,000	1,159,553

		2,027,348
TOTAL MUNICIPAL BONDS (Cost $32,697,463)		32,799,098

See Notes to Financial Statements.

SEIX SHORT-TERM MUNICIPAL BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
MONEY MARKET FUND—3.3%
Federated Government Obligations Tax-Managed Fund, Institutional Shares, 0.88%(b)(c)	1,134,876	1,134,876
TOTAL MONEY MARKET FUND (Cost $1,134,876)		1,134,876
TOTAL INVESTMENTS (Cost $33,832,339)—98.7%		33,933,974
Other Assets in Excess of Liabilities—1.3%		436,611

NET ASSETS—100.0%		$34,370,585

(a)	Variable rate security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(b)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(c)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviations

AGM	Security guaranteed by Assured Guaranty Municipal Corporation
AMT	Income subject to Alternative Minimum Tax
COP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

SEIX TOTAL RETURN BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)

ASSET-BACKED SECURITIES—5.5%

Automobiles—0.7%
Ford Credit Auto Owner Trust, Series 2014-2, Cl A, 2.310%, 04/15/26(a)	4,485,000	4,521,030
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Cl A, 2.260%, 11/15/25(a)	1,950,000	1,963,974

		6,485,004

Credit Card—3.6%
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 1.684%, 1 mo. LIBOR + 0.450%, 07/15/22(b)	6,349,000	6,374,091
Capital One Multi-Asset Execution Trust, Series 2005-B3, Cl B3, 1.854%, 3 mo. LIBOR + 0.550%, 05/15/28(b)	1,827,000	1,763,026
Citibank Credit Card Issuance Trust, Series 2017-A6, Cl A6, 2.007%, 1 mo. LIBOR + 0.770%, 05/14/29(b)	6,330,000	6,393,936
Discover Card Execution Note Trust, Series 2017-A5, Cl A5, 1.834%, 1 mo. LIBOR + 0.600%, 12/15/26(b)	7,815,000	7,892,940
Golden Credit Card Trust, Series 2017-4A, Cl A, 1.754%, 07/15/24(a)(b)	3,219,000	3,226,330
Master Credit Card Trust II, Series 2017-1A, Cl A, 2.260%, 07/21/21(a)	4,140,000	4,165,423
World Financial Network Credit Card Master Trust, Series 2017-A, Cl A, 2.120%, 03/15/24	2,885,000	2,885,595

		32,701,341

Other—1.2%
DB Master Finance LLC, Series 2015-1A, Cl A2II, 3.980%, 02/20/45(a)(c)	2,934,750	3,002,337
Five Guys Funding LLC, Series 2017-1A, Cl A2, 4.600%, 07/25/47(a)	3,000,000	3,072,217
Taco Bell Funding LLC, Series 2016-1A, Cl A2II, 4.377%, 05/25/46(a)	767,250	798,531
Verizon Owner Trust, Series 2016-1A, Cl A, 1.420%, 01/20/21(a)	2,685,000	2,672,246
Verizon Owner Trust, Series 2017-2A, Cl A, 1.920%, 12/20/21(a)	1,980,000	1,978,218

		11,523,549
TOTAL ASSET-BACKED SECURITIES (Cost $50,273,738)		50,709,894

COLLATERALIZED MORTGAGE OBLIGATIONS—5.9%

Commercial Mortgage Backed Securities—5.9%
Federal Home Loan Mortgage Corporation
Series K021, Cl X1, IO, 1.602%, 06/25/22(b)	74,766,035	4,280,677
Series K027, Cl X1, IO, 0.922%, 01/25/23(b)	67,520,145	2,334,239

		6,614,916

Federal National Mortgage Association
Series 2017-M3, Cl A2, 2.569%, 12/25/26(b)	2,983,000	2,901,846
Series 2017-M7, Cl A2, 2.961%, 02/25/27(b)	3,197,000	3,222,424

		6,124,270

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage Backed Securities—continued
FREMF Mortgage Trust
Series 2012-K21, Cl B, 4.071%, 07/25/45(a)(b)	2,465,000	2,555,684
Series 2013-K25, Cl B, 3.744%, 11/25/45(a)(b)	2,980,000	3,031,855
Series 2013-K713, Cl B, 3.274%, 04/25/46(a)(b)	1,925,000	1,952,668
Series 2016-K52, Cl B, 4.056%, 01/25/49(a)(b)	2,080,000	2,119,427

		9,659,634

GS Mortgage Securities Corp. II
Series 2012-BWTR, Cl A, 2.954%, 11/05/34(a)	3,510,000	3,549,026
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(a)	2,890,000	2,942,834

		6,491,860

GS Mortgage Securities Trust
Series 2010-C1, Cl A2, 4.592%, 08/10/43(a)	3,822,000	4,032,163

MAD Mortgage Trust
Series 2017-330M, Cl A, 3.294%, 08/15/34(a)(b)	2,040,000	2,062,214

Morgan Stanley Capital I Trust
Series 2014-150E, Cl A, 3.912%, 09/09/32(a)	1,175,000	1,239,320
Series 2014-CPT, Cl A, 3.350%, 07/13/29(a)	2,285,000	2,358,640
Series 2014-CPT, Cl AM, 3.516%, 07/13/29(a)(b)	2,530,000	2,608,621

		6,206,581

Queens Center Mortgage Trust
Series 2013-QCA, Cl A, 3.275%, 01/11/37(a)	1,260,000	1,278,863

VNDO 2013-PENN Mortgage Trust
Series 2013-PENN, Cl A, 3.808%, 12/13/29(a)	5,275,000	5,504,141

WFRBS Commercial Mortgage Trust
Series 2012-C10, Cl AS, 3.241%, 12/15/45	2,510,000	2,551,941
Series 2012-C8, Cl AFL, 2.234%, 1 mo. LIBOR + 1.000%, 08/15/45(a)(b)	3,545,000	3,608,242

		6,160,183
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,001,039)		54,134,825

CORPORATE BONDS—20.0%

Aerospace/Defense—0.6%
L-3 Technologies, Inc., 3.850%, 12/15/26	1,106,000	1,147,043
Rockwell Collins, Inc., 3.500%, 03/15/27	3,843,000	3,916,544

		5,063,587

Agriculture—0.6%
BAT Capital Corp., 4.540%, 08/15/47(a)	3,049,000	3,135,351

See Notes to Financial Statements.

SEIX TOTAL RETURN BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Agriculture—continued
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	1,852,000	1,857,019

		4,992,370

Airlines—0.1%
United Airlines Pass Through Trust, Series 2016-1, Cl A, 3.450%, 07/07/28	1,220,000	1,236,775

Auto Manufacturers—0.4%
General Motors Co., 5.200%, 04/01/45	3,783,000	3,824,794

Banks—5.6%
Bank of America Corp., 3.124%, 3 mo. USD LIBOR + 1.160%, 01/20/23, MTN(b)	5,000,000	5,076,459
Bank of America Corp., 3.593%, 3 mo. USD LIBOR + 1.370%, 07/21/28, MTN(b)	4,842,000	4,880,463
Barclays PLC, 4.337%, 01/10/28	1,851,000	1,910,368
Citibank NA, 2.100%, 06/12/20	1,830,000	1,832,806
Citigroup, Inc., 3.887%, 3 mo. USD LIBOR + 1.563%, 01/10/28(b)	3,135,000	3,217,024
Credit Suisse Group AG, 3.574%, 01/09/23(a)	1,383,000	1,415,893
Credit Suisse Group AG, 4.282%, 01/09/28(a)	2,778,000	2,892,962
JPMorgan Chase & Co., 3.625%, 12/01/27	2,695,000	2,700,101
Lloyds Banking Group PLC, 3.750%, 01/11/27	3,574,000	3,634,806
Manufacturers & Traders Trust Co., 3.400%, 08/17/27	1,750,000	1,753,196
Morgan Stanley, 2.625%, 11/17/21, MTN	1,501,000	1,505,477
Morgan Stanley, 3.591%, 3 mo. USD LIBOR + 1.340%, 07/22/28(b)	1,982,000	1,984,660
Morgan Stanley, 4.375%, 01/22/47	2,268,000	2,412,969
PNC Bank NA, MTN, 2.150%, 04/29/21	1,221,000	1,215,728
Regions Bank, 2.250%, 09/14/18	845,000	848,552
Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	5,800,000	5,932,927
U.S. Bancorp, 2.625%, 01/24/22, Series V, MTN	3,396,000	3,442,412
Wells Fargo & Co., 3.069%, 01/24/23	4,309,000	4,381,631

		51,038,434

Beverages—0.2%
Molson Coors Brewing Co., 4.200%, 07/15/46	1,546,000	1,539,194

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Building Materials—0.4%
Johnson Controls International PLC, 4.500%, 02/15/47	1,993,000	2,113,783
Martin Marietta Materials, Inc., 3.450%, 06/01/27	1,485,000	1,473,933

		3,587,716

Commercial Services —0.1%
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	1,149,000	1,242,324

Computers—0.7%
Apple, Inc., 3.000%, 06/20/27	1,418,000	1,419,005
Dell International LLC/EMC Corp., 8.350%, 07/15/46(a)	2,563,000	3,274,142
DXC Technology Co., 4.250%, 04/15/24	1,804,000	1,901,687

		6,594,834

Diversified Financial Services—0.8%
Air Lease Corp., 4.250%, 09/15/24	3,868,000	4,077,183
Lazard Group LLC, 3.750%, 02/13/25	3,554,000	3,623,643

		7,700,826

Electric—0.8%
Duke Energy Corp., 3.750%, 09/01/46	2,420,000	2,329,721
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,189,000	1,189,000
FirstEnergy Transmission LLC, 5.450%, 07/15/44(a)	2,969,000	3,446,785

		6,965,506

Electronics—0.1%
Arrow Electronics, Inc., 3.875%, 01/12/28	1,240,000	1,236,794

Healthcare—Products 0.2%
Medtronic, Inc., 3.500%, 03/15/25	557,000	580,697
Medtronic, Inc., 4.625%, 03/15/45	1,416,000	1,610,721

		2,191,418

Healthcare—Services 0.2%
Howard Hughes Medical Institute, 3.500%, 09/01/23	1,426,000	1,500,794

Household Products/Wares—0.2%
Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/27(a)	2,100,000	2,076,212

Insurance—0.3%
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	1,746,000	1,896,321

See Notes to Financial Statements.

SEIX TOTAL RETURN BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Insurance—continued
Northwestern Mutual Life Insurance Co. (The), 3.850%, 09/30/47(a)	882,000	871,446

		2,767,767

Machinery—Diversified—0.1%
Xylem, Inc., 3.250%, 11/01/26	1,076,000	1,074,053

Mining—1.0%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	3,977,000	4,857,548
Newmont Mining Corp., 6.250%, 10/01/39	3,757,000	4,670,725

		9,528,273

Miscellaneous Manufacturer—0.5%
General Electric Co., 2.700%, 10/09/22	1,118,000	1,138,815
General Electric Co., 4.125%, 10/09/42	807,000	850,811
General Electric Co., 5.250%, 12/06/17	2,161,000	2,176,080

		4,165,706

Oil & Gas—1.7%
Ensco PLC, 4.500%, 10/01/24	1,048,000	869,840
Ensco PLC, 5.200%, 03/15/25	4,432,000	3,722,880
Ensco PLC, 5.750%, 10/01/44	1,740,000	1,248,450
HollyFrontier Corp., 5.875%, 04/01/26	3,496,000	3,803,495
Nabors Industries, Inc., 5.500%, 01/15/23	2,597,000	2,545,060
Shell International Finance BV, 1.750%, 09/12/21	1,606,000	1,584,086
Woodside Finance Ltd., 4.600%, 05/10/21(a)	2,086,000	2,204,413

		15,978,224

Oil & Gas Services—0.8%
Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	1,726,000	1,767,332
Schlumberger Holdings Corp., 4.000%, 12/21/25(a)	3,153,000	3,303,394
Schlumberger Investment SA, 3.300%, 09/14/21(a)	1,309,000	1,353,910
TechnipFMC PLC, 3.450%, 10/01/22(a)	508,000	511,389

		6,936,025

Pharmaceuticals—0.3%
Eli Lilly & Co., 3.950%, 05/15/47	2,000,000	2,068,342
Novartis Securities Investment Ltd., 5.125%, 02/10/19	765,000	800,125

		2,868,467

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Pipelines—0.9%
Boardwalk Pipelines LP, 4.450%, 07/15/27	1,054,000	1,072,719
Energy Transfer LP, 5.300%, 04/15/47	2,502,000	2,506,332
Sabine Pass Liquefaction LLC, 4.200%, 03/15/28	4,519,000	4,553,452
Transcanada Trust, 5.300%, 03/15/77(b)	473,000	484,234

		8,616,737

Real Estate Investment Trust—1.0%
American Tower Corp., 3.500%, 01/31/23	1,377,000	1,423,963
American Tower Corp., 5.000%, 02/15/24	2,150,000	2,371,586
Boston Properties LP, 3.650%, 02/01/26	1,330,000	1,355,318
Digital Realty Trust LP, 3.950%, 07/01/22	2,468,000	2,601,482
Digital Realty Trust LP, 4.750%, 10/01/25	1,499,000	1,623,862

		9,376,211

Semiconductors—0.6%
NVIDIA Corp., 3.200%, 09/16/26	1,569,000	1,560,192
TSMC Global Ltd., 1.625%, 04/03/18(a)	3,589,000	3,582,811

		5,143,003

Software—0.6%
Oracle Corp., 2.650%, 07/15/26	4,473,000	4,383,295
VMware, Inc., 3.900%, 08/21/27	1,402,000	1,416,659

		5,799,954

Telecommunication Services—0.9%
AT&T, Inc., 2.375%, 11/27/18	1,854,000	1,864,863
AT&T, Inc., 4.350%, 06/15/45	2,070,000	1,898,813
AT&T, Inc., 5.150%, 02/14/50	3,349,000	3,374,629
Verizon Communications, Inc., 5.012%, 04/15/49	1,331,000	1,371,561

		8,509,866

Trucking & Leasing—0.3%
SMBC Aviation Capital Finance DAC, 3.000%, 07/15/22(a)	2,761,000	2,755,777
TOTAL CORPORATE BONDS (Cost $176,796,024)		184,311,641

U.S. GOVERNMENT AGENCY MORTGAGES—20.0%
Federal Home Loan Mortgage Corporation
Pool #G01779, 5.000%, 04/01/35	229,928	252,273
Pool #G01838, 5.000%, 07/01/35	199,845	219,226
Pool #G01837, 5.000%, 07/01/35	705,486	773,864

See Notes to Financial Statements.

SEIX TOTAL RETURN BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
U.S. GOVERNMENT AGENCY MORTGAGES—continued
Pool #G05326, 5.000%, 02/01/38	915,384	1,003,639
Pool #G08347, 4.500%, 06/01/39	1,865,817	2,006,708
Pool #G08353, 4.500%, 07/01/39	2,360,912	2,539,449
Pool #G05606, 4.500%, 07/01/39	5,269,509	5,668,314
Pool #A89148, 4.000%, 10/01/39	1,116,472	1,179,770
Pool #G08372, 4.500%, 11/01/39	1,384,657	1,489,676
Pool #A93101, 5.000%, 07/01/40	939,235	1,026,747
Pool #G06061, 4.000%, 10/01/40	2,218,300	2,355,501
Pool #A95796, 4.000%, 12/01/40	872,163	921,635
Pool #A95822, 4.000%, 12/01/40	2,258,248	2,406,156
Pool #G60126, 4.500%, 11/01/41	306,654	329,906
Pool #G07491, 4.500%, 03/01/42	37,989	40,864
Pool #C04123, 4.000%, 07/01/42	3,091,459	3,279,273
Pool #Q13801, 3.000%, 12/01/42	777,994	784,826
Pool #G60019, 4.500%, 03/01/44	5,441,443	5,850,576
Pool #Q31645, 4.000%, 02/01/45	4,173,956	4,414,324
Pool #G60589, 4.000%, 02/01/45	5,008,415	5,275,014
Pool #Q35611, 4.000%, 09/01/45	4,726,581	4,998,751
Pool #Q37163, 3.500%, 11/01/45	2,523,642	2,618,693
Pool #Q40123, 3.500%, 04/01/46	2,441,889	2,534,864
Pool #Q40124, 3.500%, 04/01/46	3,149,000	3,267,480
Pool #G60661, 4.000%, 07/01/46	12,938,921	13,623,860

		68,861,389

Federal National Mortgage Association
Pool #AM8075, 2.850%, 02/01/27	237,603	238,838
Pool #932441, 4.000%, 01/01/40	4,923,391	5,206,975
Pool #AL7497, 3.500%, 09/01/40	5,621,920	5,826,512
Pool #AL0215, 4.500%, 04/01/41	3,279,671	3,549,341
Pool #BA6414, 3.000%, 12/01/41	910,469	919,553
Pool #AW8154, 3.500%, 01/01/42	5,239,548	5,427,669
Pool #AS9571, 3.500%, 05/01/42	8,973,155	9,282,386
Pool #AZ0572, 3.000%, 06/01/42	1,704,622	1,718,691
Pool #AP7874, 3.500%, 10/01/42	1,618,927	1,674,604
Pool #AV3452, 4.000%, 02/01/44	3,347,794	3,527,947
Pool #AL6223, 4.500%, 08/01/44	473,524	508,973
Pool #AL9127, 4.000%, 10/01/44	10,130,776	10,744,276
Pool #AY2685, 4.500%, 01/01/45	518,412	561,495
Pool #BD9394, 3.500%, 06/01/45	113,951	117,590
Pool #BE5050, 4.000%, 09/01/45	4,508,664	4,753,132
Pool #AZ9213, 4.000%, 10/01/45	4,875,262	5,164,262
Pool #AS6515, 4.000%, 01/01/46	4,506,575	4,745,108
Pool #BC2470, 3.500%, 02/01/46	1,991,895	2,069,761
Pool #MA3026, 3.500%, 06/01/47	656,456	676,978

		66,714,091

Government National Mortgage Association
Pool #783653, 5.000%, 08/15/40	470,017	516,355
Pool #MA0321, 5.000%, 08/20/42	362,843	394,446
Pool #MA2681, 5.000%, 03/20/45	1,307,557	1,420,210
Pool #AM0226, 4.000%, 05/15/45	1,028,586	1,085,303
Pool #AM8631, 4.000%, 07/15/45	1,976,936	2,085,787
Pool #AN5745, 4.000%, 07/15/45	2,365,493	2,496,888
Pool #AN5766, 4.000%, 07/15/45	1,053,713	1,113,961
Pool #AN6811, 4.000%, 07/15/45	955,661	1,008,377
Pool #AV6530, 4.000%, 08/20/46	1,120,845	1,184,957
Pool #MA4072, 5.000%, 11/20/46	1,515,621	1,641,375
Pool #MA4383, 4.000%, 04/20/47	8,041,475	8,493,115
Pool #MA4511, 4.000%, 06/20/47	2,167,655	2,290,586
Pool #MA4587, 4.000%, 07/20/47	23,451,698	24,786,126

		48,517,486
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (Cost $182,487,410)		184,092,966

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
U.S. TREASURY OBLIGATIONS—40.3%

U.S. Treasury Bond—7.0%
3.000%, 05/15/47	62,504,000	64,269,250

U.S. Treasury Notes—33.3%
1.375%, 04/30/20(d)	92,192,000	91,713,034
2.000%, 05/31/21	34,384,000	34,682,174
1.875%, 01/31/22	108,691,000	108,707,983
2.250%, 08/15/27	71,322,000	70,803,801

		305,906,992
TOTAL U.S. TREASURY OBLIGATIONS (Cost $371,616,647)		370,176,242

FOREIGN GOVERNMENT BONDS—7.1%

Sovereign—7.1%
Argentine Bonos del Tesoro, 21.200%, 09/19/18	ARS 188,131,000	10,789,825
Argentine Bonos del Tesoro, 22.750%, 03/05/18	ARS 183,838,000	10,752,468
Argentine Republic Government International Bond, 7.500%, 04/22/26	ARS 20,760,000	23,303,100
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 02/28/21	CLP 7,060,000,000	11,333,448
Mexican Bonos, 6.500%, 06/09/22	MXN 162,620,000	8,853,101
TOTAL FOREIGN GOVERNMENT BONDS (Cost $65,210,752)		65,031,942

MONEY MARKET FUND—1.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(e)(f)	8,853,819	8,853,819
TOTAL MONEY MARKET FUND (Cost $8,853,819)		8,853,819
TOTAL INVESTMENTS
(Cost $909,239,429)—99.8%		917,311,329
Other Assets in Excess of Liabilities—0.2%		1,499,189

NET ASSETS—100.0%		$918,810,518

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 11.1% of net assets as of September 30, 2017.
(b)	Variable rate security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(e)	Rate disclosed, the 7 day net yield, is as of September 30, 2017.
(f)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Financial Statements.

SEIX TOTAL RETURN BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

Investment Abbreviation

ARS	Argentine Peso
CLP	Chilean Peso
IO	Interest Only security for which the fund receives interest on notional principal.
MTN	Medium Term Note
MXN	Mexician Peso

At September 30, 2017, the Fund’s open credit default swap contracts were as follows:

Centrally Cleared Credit Default Swap Contract—Buy Protection

Underlying Instrument	Broker (Exchange)	Notional Amount	Fixed Rate	Expiration Date	Upfront Payments Made (Received)	Value	Unrealized Depreciation
CDX North America High Yield Index 28	JPMorgan (CME)	94,000,000	5.000	06/20/22	$(5,979,571)	$(7,214,013)	$(1,234,442)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

At September 30, 2017, the Fund’s open interest rate swap contracts were as follows:

Centrally Cleared Interest Rate Swap Contract

Counterparty	Payments Made by Fund	Payments Received by Fund	Notional Amount		Expiration Date	Upfront Payments Made (Received)	Value	Unrealized Appreciation
JPMorgan	MXIBTIIE-Floating	6.95% - Fixed	MXN	820,000,000	06/17/22	$—	$292,932	$292,932

MXN	MEXICAN PESO
MXIBTIIE	28-day Mexican Interbank Rate

Forward Foreign Currency Contracts

At September 30, 2017, the Fund’s forward foreign currency contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation/ (Depreciation)
Short:
Euro	JPMorgan	10/18/17	7,811,168	$9,300,000	$9,239,439	$60,561
Euro	JPMorgan	10/18/17	1,961,126	2,306,000	2,319,718	(13,718)
Yuan Renminbi Offshore	JPMorgan	01/17/18	139,434,750	19,500,000	20,854,214	(1,354,214)

Total Short Contracts				$31,106,000	$32,413,371	$(1,307,371)

Long:
Swedish Krona	JPMorgan	10/18/17	74,368,278	$9,300,000	$9,138,225	$(161,775)
Swedish Krona	JPMorgan	10/18/17	18,781,727	2,306,000	2,307,861	1,861
Yuan Renminbi Offshore	JPMorgan	01/17/18	139,434,750	20,229,924	20,854,214	624,290

Total Long Contracts				$31,835,924	$32,300,300	$464,376

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
ASSET-BACKED SECURITY—1.5%

Student Loan Asset Backed Security—1.5%
NCUA Guaranteed Notes Trust, Series 2010-A1, Cl A, 1.582%, 1 mo. LIBOR + 0.350%, 12/07/20(a)	21,753,950	21,766,913
TOTAL ASSET-BACKED SECURITY (Cost $21,758,111)		21,766,913

COLLATERALIZED MORTGAGE OBLIGATIONS—55.8%

Agency Collateralized Mortgage Obligations—26.3%
Federal Home Loan Mortgage Corporation
Series 2781, Cl FA, REMIC, 1.584%, 1 mo. LIBOR + 0.350%, 04/15/34(a)	7,762,081	7,780,067
Series 2796, Cl F, REMIC, 1.734%, 1 mo. LIBOR + 0.500%, 05/15/34(a)	5,064,297	5,082,745
Series 3261, Cl FA, REMIC, 1.554%, 1 mo. LIBOR + 0.320%, 01/15/37(a)	10,248,451	10,253,525
Series 3346, Cl FA, REMIC, 1.464%, 1 mo. LIBOR + 0.230%, 02/15/19(a)	1,304,819	1,304,777
Series 3418, Cl FB, REMIC, 1.534%, 1 mo. LIBOR + 0.300%, 04/15/20(a)	3,477,024	3,479,896
Series 4057, Cl CF, REMIC, 1.684%, 1 mo. LIBOR + 0.450%, 04/15/39(a)	8,886,802	8,900,257

		36,801,267

Federal National Mortgage Association
Series 2005-58, Cl KF, REMIC, 1.737%, 1 mo. LIBOR + 0.500%, 07/25/35(a)	7,550,703	7,564,819
Series 2010-137, Cl WB, REMIC, 3.586%, 07/25/40(a)	4,450,880	4,639,764
Series 2011-103, Cl JK, REMIC, 2.500%, 11/25/29	923,826	930,278
Series 2011-58, Cl AC, REMIC, 2.500%, 06/25/24	389,707	391,059
Series 2012-60, Cl WF, REMIC, 1.587%, 1 mo. LIBOR + 0.350%, 06/25/27(a)	13,659,492	13,671,502
Series 2013-34, Cl PF, REMIC, 1.587%, 1 mo. LIBOR + 0.350%, 08/25/42(a)	12,520,503	12,549,482
Series 2013-62, Cl FQ, REMIC, 1.487%, 1 mo. LIBOR + 0.250%, 09/25/32(a)	11,368,992	11,352,732
Series 2015-42, Cl BF, REMIC, 1.542%, 1 mo. LIBOR + 0.310%, 06/25/45(a)	20,492,744	20,483,020
Series 2016-32, Cl FA, REMIC, 1.637%, 1 mo. LIBOR + 0.400%, 10/25/34(a)	25,320,108	25,406,771
Series 2016-36, Cl FB, REMIC, 1.737%, 1 mo. LIBOR + 0.500%, 03/25/43(a)	11,311,133	11,309,950

		108,299,377

Government National Mortgage Association
Series 2003-57, Cl FA, REMIC, 1.684%, 1 mo. LIBOR + 0.450%, 07/16/33(a)	7,294,567	7,363,496
Series 2004-106, Cl F, 1.484%, 1 mo. LIBOR + 0.250%, 12/16/34(a)	7,059,092	7,052,179
Series 2004-95, Cl F, REMIC, 1.536%, 1 mo. LIBOR + 0.300%, 11/20/34(a)	5,522,558	5,531,141
Series 2011-133, CL PF, 1.636%, 1 mo. LIBOR + 0.400%, 12/20/35(a)	5,839,867	5,873,334
Series 2011-145, Cl FA, REMIC, 1.534%, 1 mo. LIBOR + 0.300%, 03/16/34(a)	4,533,980	4,542,042
Series 2012-13, Cl KF, 1.536%, 1 mo. LIBOR + 0.300%, 07/20/38(a)	4,006,240	4,015,518

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Agency Collateralized Mortgage Obligations—continued
Series 2012-36, Cl QF, REMIC, 1.616%, 1 mo. LIBOR + 0.380%, 03/20/42(a)	2,588,465	2,592,227
Series 2016-H22, Cl FJ, 1.621%, 1 mo. USD LIBOR + 0.390%, 10/20/66(a)	17,328,900	17,348,985
Series 2017-H13, Cl FJ, REMIC, 1.431%, 1 mo. USD LIBOR + 0.200%, 05/20/67(a)	32,209,377	32,207,277

		86,526,199

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 1.681%, 1 mo. LIBOR + 0.450%, 10/07/20(a)	25,489,055	25,564,694
Series 2010-R2, Cl 1A, 1.604%, 1 mo. LIBOR + 0.370%, 11/06/17(a)	21,298,442	21,302,280
Series 2010-R2, Cl 2A, 1.701%, 1 mo. LIBOR + 0.470%, 11/05/20(a)	29,587,895	29,645,281
Series 2010-R3, Cl 1A, 1.791%, 1 mo. LIBOR + 0.560%, 12/08/20(a)	7,018,979	7,033,379
Series 2010-R3, Cl 2A, 1.791%, 1 mo. LIBOR + 0.560%, 12/08/20(a)	2,014,184	2,026,442
Series 2011-R1, Cl 1A, 1.681%, 1 mo. LIBOR + 0.450%, 01/08/20(a)	20,881,598	20,943,496
Series 2011-R2, Cl 1A, 1.634%, 1 mo. LIBOR + 0.400%, 02/06/20(a)	32,692,644	32,692,637
Series 2011-R3, Cl 1A, 1.637%, 1 mo. LIBOR + 0.400%, 03/11/20(a)	1,087,326	1,087,368

		140,295,577

		371,922,420

Agency Collateralized Planned Amortization Class Mortgage Obligations—6.1%
Federal Home Loan Mortgage Corporation
Series 3117, Cl FE, REMIC, 1.534%, 1 mo. LIBOR + 0.300%, 02/15/36(a)	3,568,986	3,575,255
Series 3990, Cl GF, REMIC, 1.634%, 1 mo. LIBOR + 0.400%, 03/15/41(a)	9,654,164	9,664,146
Series 3994, Cl JF, REMIC, 1.614%, 1 mo. LIBOR + 0.380%, 03/15/40(a)	4,995,031	5,010,488
Series 3995, Cl PF, REMIC, 1.684%, 1 mo. LIBOR + 0.450%, 05/15/39(a)	9,426,548	9,457,463
Series 4150, Cl JF, REMIC, 1.534%, 1 mo. LIBOR + 0.300%, 06/15/41(a)	5,664,381	5,673,497
Series 4203, Cl PF, REMIC, 1.484%, 1 mo. LIBOR + 0.250%, 09/15/42(a)	18,973,045	18,944,223
Series 4287, Cl BF, REMIC, 1.484%, 1 mo. LIBOR + 0.250%, 02/15/33(a)	4,265,121	4,263,157

		56,588,229

Federal National Mortgage Association
Series 2006-113, Cl NF, REMIC, 1.587%, 1 mo. LIBOR + 0.350%, 09/25/36(a)	8,247,203	8,247,285
Series 2011-117, Cl FP, REMIC, 1.637%, 1 mo. LIBOR + 0.400%, 08/25/40(a)	7,250,043	7,281,721

		15,529,006

Government National Mortgage Association
Series 2003-67, Cl FP, 2.136%, 1 mo. LIBOR + 0.900%, 08/20/33(a)	5,621,875	5,745,123
Series 2005-41, Cl FC, 1.536%, 1 mo. LIBOR + 0.300%, 05/20/35(a)	8,510,463	8,518,458

		14,263,581

		86,380,816

See Notes to Financial Statements.

SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage Backed Securities—23.4%
Federal Home Loan Mortgage Corporation
Series K709, Cl A2, 2.086%, 03/25/19	4,000,000	4,014,455
Series K711, Cl A2, 1.730%, 07/25/19	700,000	698,774
Series K712, Cl A2, 1.869%, 11/25/19	5,140,559	5,138,031
Series KF08, Cl A, 1.532%, 1 mo. LIBOR + 0.300%, 01/25/22(a)	2,103,622	2,099,332
Series KF15, Cl A, 1.902%, 1 mo. LIBOR + 0.670%, 02/25/23(a)	10,853,002	10,895,510
Series KF22, Cl A, 1.732%, 1 mo. LIBOR + 0.500%, 07/25/23(a)	10,515,325	10,528,499
Series KF32, Cl A, 1.602%, 1 mo. LIBOR + 0.370%, 05/25/24(a)	17,599,023	17,618,346
Series KJ02, Cl A2, 2.597%, 09/25/20	5,330,694	5,395,232
Series KLH3, Cl A, 1.932%, 1 mo. LIBOR + 0.700%, 11/25/22(a)	9,370,922	9,409,086
Series KLSF, Cl A, 1.562%, 1 mo. LIBOR + 0.330%, 11/25/21(a)	14,167,700	14,162,183
Series KS05, Cl A, 1.732%, 1 mo. LIBOR + 0.500%, 01/25/23(a)	5,975,048	5,986,279

		85,945,727

Federal National Mortgage Association
Series 2011-M1, Cl FA, 1.687%, 1 mo. LIBOR + 0.450%, 06/25/21(a)	25,446,880	25,470,981
Series 2015-M14, Cl FA, 1.857%, 1 mo. LIBOR + 0.620%, 10/25/25(a)	1,926,397	1,940,026
Series 2016-M13, Cl FA, 1.962%, 1 mo. LIBOR + 0.670%, 11/25/23(a)	19,158,285	19,218,484
Series 2016-M8, Cl FA, 1.737%, 1 mo. LIBOR + 0.500%, 07/25/26(a)	21,904,783	21,946,621
Series 2016-M9, Cl FA, 1.879%, 1 mo. LIBOR + 0.590%, 09/25/23(a)	50,878,986	51,053,312
Series 2017-M11, Cl FA, 1.701%, 09/25/24(a)	10,700,000	10,687,864
Series 2017-M2, Cl FA, 1.817%, 1 mo. LIBOR + 0.530%, 02/25/24(a)	15,935,970	15,960,396

		146,277,684

FREMF Multifamily Aggregation Risk Transfer Trust
Series 2017-KT01, Cl A, 1.556%, 1 mo. LIBOR + 0.320%, 02/25/20(a)	15,460,000	15,493,234

FRESB Mortgage Trust
Series 2015-SB3, Cl A5, 2.012%, 1 mo. LIBOR + 2.012%, 08/25/42(a)	10,665,703	10,661,533
Series 2015-SB6, Cl A5, 2.270%, 1 mo. LIBOR + 2.270%, 09/25/35(a)	8,862,906	8,869,127
Series 2015-SB9, Cl A5, 2.535%, 1 mo. LIBOR + 0.700%, 11/25/35(a)	41,039,579	41,298,276
Series 2016-SB16, Cl A5H, 2.130%, 1 mo. LIBOR + 2.130%, 05/25/36(a)	4,800,720	4,777,141
Series 2016-SB18, Cl A5H, 2.110%, 1 mo. LIBOR + 0.700%, 05/25/36(a)	4,131,661	4,108,643
Series 2016-SB20, Cl A5H, 2.140%, 1 mo. LIBOR + 2.140%, 07/25/36(a)	12,651,391	12,573,488

		82,288,208

		330,004,853
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $787,542,381)		788,308,089

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
MUNICIPAL BOND—0.7%

New York—0.7%
Freddie Mac Multifamily ML Certificates, RB, 08/25/27(a)	9,740,000	9,743,049
TOTAL MUNICIPAL BOND (Cost $9,740,000)		9,743,049

U.S. GOVERNMENT AGENCIES—1.7%

Federal Agricultural Mortgage Corp.—0.3%
1.379%, 3 mo. USD LIBOR + 0.080%, 01/03/22, MTN(a)	4,900,000	4,905,705

Federal Farm Credit Banks—1.4%
1.832%, 1 mo. USD LIBOR + 0.600%, 12/08/26(a)	4,700,000	4,763,975
1.788%, 1 mo. USD LIBOR + 0.550%, 01/26/27(a)	14,700,000	14,826,678

		19,590,653
TOTAL U.S. GOVERNMENT AGENCIES (Cost $24,300,000)		24,496,358

U.S. GOVERNMENT AGENCY MORTGAGES—37.2%
Federal Home Loan Mortgage Corporation
Pool #848744, 3.394%, 12 mo. USD LIBOR + 1.789%, 05/01/34(a)	11,524,350	12,179,031
Pool #848736, 3.328%, 12 mo. USD LIBOR + 1.750%, 05/01/35(a)	17,423,040	18,355,365
Pool #848747, 3.576%, 12 mo. USD LIBOR + 1.867%, 07/01/36(a)	10,570,476	11,208,659
Pool #1Q1195, 3.324%, 12 mo. USD LIBOR + 1.610%, 05/01/37(a)	8,545,495	8,944,418
Pool #848796, 3.472%, 12 mo. USD LIBOR + 1.812%, 05/01/37(a)	19,106,268	20,160,153
Pool #1Q1420, 3.540%, 12 mo. USD LIBOR + 1.857%, 09/01/39(a)	13,051,420	13,759,696

		84,607,322

Federal National Mortgage Association
Pool #888969, 5.909%, 11/01/17	1,353,174	1,352,305
Pool #467010, 3.520%, 01/01/18	5,665,378	5,659,954
Pool #468279, 3.470%, 06/01/18	3,616,261	3,624,616
Pool #AM6261, 1.452%, 1 mo. LIBOR + 0.220%, 07/01/19(a)	1,305,000	1,303,292
Pool #AM7028, 1.471%, 1 mo. LIBOR + 0.240%, 10/01/19(a)	20,130,000	20,136,521
Pool #463520, 4.550%, 10/01/19	2,251,806	2,362,784
Pool #463617, 4.910%, 10/01/19	3,578,633	3,765,927
Pool #AM2078, 1.670%, 01/01/20	11,091,596	11,013,731
Pool #AN3353, 1.802%, 1 mo. LIBOR + 0.570%, 09/01/21(a)	10,750,000	10,750,466
Pool #AN3539, 1.702%, 1 mo. LIBOR + 0.470%, 11/01/21(a)	17,231,488	17,193,007
Pool #AN5208, 1.622%, 1 mo. LIBOR + 0.390%, 03/01/22(a)	4,758,943	4,759,151

See Notes to Financial Statements.

SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
U.S. GOVERNMENT AGENCY MORTGAGES—continued
Pool #AM9651, 1.532%, 1 mo. LIBOR + 0.300%, 08/01/22(a)	14,330,000	14,267,480
Pool #AM7213, 1.882%, 1 mo. LIBOR + 0.650%, 08/01/22(a)	4,540,000	4,541,149
Pool #AN5986, 1.602%, 1 mo. LIBOR + 0.370%, 12/01/22(a)	8,250,000	8,248,606
Pool #AM2292, 1.582%, 1 mo. LIBOR + 0.350%, 01/01/23(a)	7,157,793	7,136,159
Pool #AN3414, 1.832%, 1 mo. LIBOR + 0.600%, 01/01/23(a)	11,823,395	11,822,172
Pool #AN2256, 1.812%, 1 mo. LIBOR + 0.580%, 07/01/23(a)	17,713,082	17,664,467
Pool #AN2605, 1.692%, 1 mo. LIBOR + 0.460%, 08/01/23(a)	10,000,000	9,985,943
Pool #AN1582, 1.672%, 1 mo. LIBOR + 0.440%, 09/01/23(a)	14,525,000	14,508,812
Pool #AM4611, 1.692%, 1 mo. LIBOR + 0.460%, 11/01/23(a)	4,646,519	4,648,137
Pool #AM4510, 1.722%, 1 mo. LIBOR + 0.490%, 11/01/23(a)	1,753,448	1,755,318
Pool #AN3845, 1.772%, 1 mo. LIBOR + 0.540%, 12/01/23(a)	16,394,776	16,341,251
Pool #AN4300, 1.792%, 1 mo. LIBOR + 0.560%, 01/01/24(a)	14,551,201	14,506,667
Pool #AN4364, 1.822%, 1 mo. LIBOR + 0.590%, 01/01/24(a)	2,990,000	2,992,078
Pool #AN3434, 1.882%, 1 mo. LIBOR + 0.650%, 09/01/24(a)	2,684,000	2,684,957
Pool #AN6591, 1.629%, 12/01/24	10,600,000	10,655,626
Pool #AN2868, 1.722%, 1 mo. LIBOR + 0.490%, 12/01/24(a)	4,700,000	4,701,280
Pool #AN6559, 1.685%, 04/01/25(a)	1,900,000	1,909,959
Pool #AN3661, 1.812%, 1 mo. LIBOR + 0.580%, 11/01/26(a)	3,000,000	3,011,188
Pool #AD0064, 2.954%, 6 mo. USD LIBOR + 1.556%, 01/01/35(a)	5,180,010	5,357,317
Pool #AL2202, 3.401%, 12 mo. USD LIBOR + 1.703%, 06/01/36(a)	5,692,580	5,996,404
Pool #AL0960, 3.356%, 12 mo. USD LIBOR + 1.700%, 07/01/37(a)	10,467,397	11,027,245
Pool #AL0270, 3.316%, 12 mo. USD LIBOR + 1.630%, 08/01/38(a)	8,314,468	8,702,962
Pool #AL6516, 3.345%, 12 mo. USD LIBOR + 1.748%, 04/01/40(a)	9,290,462	9,735,138
Pool #AE0544, 3.199%, 12 mo. USD LIBOR + 1.747%, 11/01/40(a)	6,154,094	6,440,446
Pool #AL7812, 3.314%, 12 mo. USD LIBOR + 1.739%, 11/01/40(a)	18,022,020	18,858,645
Pool #AL0323, 3.640%, 12 mo. USD LIBOR + 1.817%, 06/01/41(a)	6,051,622	6,345,534
Pool #AL8796, 3.545%, 12 mo. USD LIBOR + 1.811%, 09/01/41(a)	21,312,594	22,325,496
Pool #AL1801, 2.946%, 12 mo. USD LIBOR + 1.744%, 05/01/42(a)	4,557,233	4,673,734
Pool #AL8872, 3.418%, 12 mo. USD LIBOR + 1.798%, 07/01/42(a)	30,530,958	31,996,390
Pool #BD2950, 2.368%, 12 mo. USD LIBOR + 1.570%, 07/01/46(a)	4,346,635	4,375,004
Pool #BA3816, 2.572%, 12 mo. USD LIBOR + 1.610%, 07/01/46(a)	5,792,450	5,869,625
Pool #BD2257, 2.433%, 12 mo. USD LIBOR + 1.600%, 08/01/46(a)	5,026,158	5,065,220

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
U.S. GOVERNMENT AGENCY MORTGAGES—continued
Pool #BD3394, 2.546%, 12 mo. USD LIBOR + 1.590%, 08/01/46(a)	3,904,093	3,945,316
Pool #BH7021, 2.927%, 12 mo. USD LIBOR + 1.600%, 07/01/47(a)	7,225,084	7,372,707
Pool #BM1720, 2.729%, 09/01/47(a)	11,133,314	11,344,968

		402,735,154

Government National Mortgage Association
Pool #MA2016, 2.500%, 06/20/44(a)	13,139,768	13,360,457
Pool #MA4342, 2.500%, 03/20/47(a)	3,716,763	3,768,706
Pool #MA4473, 2.500%, 05/20/47(a)	3,309,072	3,351,244
Pool #MA4532, 2.500%, 06/20/47(a)	4,617,286	4,676,793
Pool #MA4673, 2.500%, 08/20/47(a)	1,197,920	1,211,989
Pool #MA4741, 2.500%, 09/20/47(a)	3,357,603	3,391,540

		29,760,729

Small Business Administration Pools
Pool #510083, 1.600%, 09/25/27(a)	2,160,332	2,155,675
Pool #510032, 1.600%, 06/25/34(a)	6,716,478	6,670,317

		8,825,992
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (Cost $522,066,284)		525,929,197

U.S. TREASURY OBLIGATION—0.1%

U.S. Treasury Bill—0.1%
0.000%, 10/12/17	1,000,000	999,744
TOTAL U.S. TREASURY OBLIGATION (Cost $999,647)		999,744

MONEY MARKET FUND—2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(b)(c)	32,412,345	32,412,345
TOTAL MONEY MARKET FUND (Cost $32,412,345)		32,412,345
Total Investments—99.3%		1,403,655,695
(Cost $1,398,818,768)
Other Assets in Excess of Liabilities—0.7%		9,538,703

NET ASSETS—100.0%		$1,413,194,398

(a)	Variable rate security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(b)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(c)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviation

MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

Open Futures Contracts

At September 30, 2017, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Value	Unrealized Appreciation
U.S. Treasury 2 Year Note	Short	$(58,165,942)	December 2017	269	$(58,024,141)	$141,801
U.S. Treasury 5 Year Note	Short	(17,143,381)	December 2017	145	(17,037,500)	105,881

						$247,682

See Notes to Financial Statements.

SEIX U.S. MORTGAGE FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
COLLATERALIZED MORTGAGE OBLIGATIONS—8.4%

Agency Collateralized Mortgage Obligations—1.8%
Federal Home Loan Mortgage Corporation
Series 3990, Cl UY, REMIC, 2.500%, 01/15/27	250,000	245,337

Federal National Mortgage Association
Series 2010-134, Cl EB, REMIC, 4.000%, 12/25/25	200,000	214,909

		460,246

Commercial Mortgage Backed Securities 6.6%
Federal National Mortgage Association
Series 2012-M14, Cl A2, 2.301%, 09/25/22(a)	200,000	200,048
Series 2013-M6, Cl X1, IO, 2.252%, 02/25/43(a)	2,998,368	162,551
Series 2017-M3, Cl A2, 2.569%, 12/25/26(a)	242,000	235,416

		598,015

FREMF Mortgage Trust
Series 2012-K20, Cl X2A, IO, 0.200%, 05/25/45(b)	8,556,368	63,718
Series 2012-K21, Cl B, 4.071%, 07/25/45(a)(b)	580,000	601,337
Series 2013-K25, Cl B, 3.744%, 11/25/45(a)(b)	122,000	124,123

		789,178

GS Mortgage Securities Corp. II
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	109,000	110,993

Queens Center Mortgage Trust
Series 2013-QCA, Cl A, 3.275%, 01/11/37(b)	150,000	152,246
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,111,330)		2,110,678

U.S. GOVERNMENT AGENCY MORTGAGES—85.7%
Federal Home Loan Mortgage Corporation
Pool #C01785, 5.000%, 02/01/34	142,763	156,181
Pool #G01838, 5.000%, 07/01/35	107,154	117,546
Pool #A85718, 4.000%, 04/01/39	49,325	52,604
Pool #G05477, 4.500%, 05/01/39	172,209	187,407
Pool #G08347, 4.500%, 06/01/39	29,047	31,241
Pool #G05606, 4.500%, 07/01/39	331,509	356,599
Pool #A89148, 4.000%, 10/01/39	98,420	103,999
Pool #G08372, 4.500%, 11/01/39	143,260	154,125
Pool #A93101, 5.000%, 07/01/40	173,206	189,345
Pool #G06061, 4.000%, 10/01/40	110,020	116,825
Pool #A95147, 4.000%, 11/01/40	87,291	92,240
Pool #A95085, 4.000%, 11/01/40	526,650	556,538
Pool #A95796, 4.000%, 12/01/40	64,950	68,634
Pool #Q06771, 3.000%, 03/01/42	232,108	234,099
Pool #G07491, 4.500%, 03/01/42	243,129	261,528
Pool #G07031, 4.000%, 05/01/42	437,839	464,967
Pool #C04123, 4.000%, 07/01/42	288,813	306,359
Pool #Q09949, 3.000%, 08/01/42	150,184	151,470
Pool #Q10929, 3.500%, 09/01/42	378,220	391,950
Pool #Q11220, 3.500%, 09/01/42	42,176	43,707
Pool #Q11651, 3.000%, 10/01/42	104,246	105,165

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
U.S. GOVERNMENT AGENCY MORTGAGES—continued
Pool #Q13801, 3.000%, 12/01/42	171,197	172,700
Pool #G60019, 4.500%, 03/01/44	340,090	365,661
Pool #Q26366, 4.000%, 05/01/44	186,580	198,588
Pool #V81283, 4.000%, 07/01/44	354,539	373,366
Pool #G60589, 4.000%, 02/01/45	443,589	467,202
Pool #Q31645, 4.000%, 02/01/45	92,140	97,446
Pool #Q38473, 4.000%, 01/01/46	507,478	534,342
Pool #Q40123, 3.500%, 04/01/46	219,761	228,128
Pool #Q40124, 3.500%, 04/01/46	230,098	238,756
Pool #G60661, 4.000%, 07/01/46	96,822	101,947

		6,920,665

Federal National Mortgage Association
Pool #AN4142, 3.260%, 01/01/27	378,274	391,102
Pool #AM8075, 2.850%, 02/01/27	470,256	472,701
Pool #AB6401, 3.000%, 10/01/37	279,804	281,768
Pool #AB7768, 3.000%, 02/01/38	410,778	413,662
Pool #932441, 4.000%, 01/01/40	203,116	214,815
Pool #AL7497, 3.500%, 09/01/40	695,180	720,479
Pool #MA0639, 4.000%, 02/01/41	517,636	547,242
Pool #AL0215, 4.500%, 04/01/41	127,902	138,419
Pool #AI5868, 4.500%, 07/01/41	237,530	257,066
Pool #890381, 3.500%, 10/01/41	273,258	283,096
Pool #AW8154, 3.500%, 01/01/42	504,348	522,456
Pool #AJ9327, 3.500%, 01/01/42	120,315	124,764
Pool #AJ9317, 4.000%, 01/01/42	492,461	520,396
Pool #AK5151, 3.000%, 03/01/42	241,638	243,634
Pool #AI9101, 3.500%, 04/01/42	400,632	416,879
Pool #AS9571, 3.500%, 05/01/42	357,828	370,159
Pool #AZ0572, 3.000%, 06/01/42	89,708	90,448
Pool #AO8632, 3.500%, 07/01/42	1,111,721	1,151,358
Pool #AL7570, 4.000%, 07/01/42(a)	147,385	157,025
Pool #AP7874, 3.500%, 10/01/42	113,354	117,252
Pool #AL2891, 3.500%, 12/01/42	693,605	720,686
Pool #AV3452, 4.000%, 02/01/44	164,881	173,754
Pool #AL6223, 4.500%, 08/01/44	514,247	552,745
Pool #AL9127, 4.000%, 10/01/44	152,771	162,022
Pool #AY2685, 4.500%, 01/01/45	62,250	67,423
Pool #MA2341, 4.500%, 06/01/45	151,524	162,748
Pool #AY8851, 4.000%, 08/01/45	259,608	273,403
Pool #AZ5755, 3.500%, 09/01/45	590,849	612,207
Pool #BE5050, 4.000%, 09/01/45	227,010	239,319
Pool #AZ9213, 4.000%, 10/01/45	621,317	658,148
Pool #BC2470, 3.500%, 02/01/46	175,403	182,260

		11,239,436

Government National Mortgage Association
Pool #733720, 4.500%, 06/15/40	405,626	436,290
Pool #AA5471, 4.000%, 12/15/41	650,545	689,131
Pool #MA0321, 5.000%, 08/20/42	16,940	18,415
Pool #MA2681, 5.000%, 03/20/45	236,805	257,207
Pool #AV6530, 4.000%, 08/20/46	123,860	130,945
Pool #MA4383, 4.000%, 04/20/47	417,966	441,441
Pool #MA4511, 4.000%, 06/20/47	672,141	710,259
Pool #MA4653, 4.000%, 08/20/47	738,361	781,076

		3,464,764
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (Cost $21,514,494)		21,624,865

See Notes to Financial Statements.

SEIX U.S. MORTGAGE FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
U.S. TREASURY OBLIGATION 3.0%

U.S. Treasury Notes 3.0%
1.875%, 01/31/22	500,000	500,078
2.250%, 08/15/27	250,000	248,183
TOTAL U.S. TREASURY OBLIGATION (Cost $749,481)		748,261

MONEY MARKET FUND—5.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(c)(d)	1,319,540	1,319,540
TOTAL MONEY MARKET FUND (Cost $1,319,540)		1,319,540
TOTAL INVESTMENTS (Cost $25,694,845)—102.3%		25,803,344
Liabilities in Excess of Other Assets—(2.3)%		(586,569)

NET ASSETS—100.0%		$25,216,775

(a)	Variable rate security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.2% of net assets as of September 30, 2017.
(c)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(d)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviations

IO	Interest Only security for which the fund receives interest on notional principal.
REMIC	Real Estate Mortgage Investment Conduit

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

SEIX ULTRA-SHORT BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
ASSET-BACKED SECURITIES—10.7%

Automobiles—2.7%
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Cl B, 1.780%, 06/17/19(a)	205,768	205,796
Hyundai Auto Receivables Trust, Series 2014-A, Cl B, 1.730%, 08/15/19	585,000	585,372
Mercedes-Benz Master Owner Trust, Series 2017-BA, Cl A, 1.654%, 1 mo. LIBOR + 0.420%, 05/16/22(a)(b)	800,000	802,491

		1,593,659

Credit Card—8.0%
Cabela’s Credit Card Master Note Trust, Series 2015-1A, Cl A2, 1.774%, 1 mo. LIBOR + 0.540%, 03/15/23(b)	1,100,000	1,107,285
Capital One Multi-Asset Execution Trust, Series 2005-B3, Cl B3, 1.854%, 3 mo. LIBOR + 0.550%, 05/15/28(b)	1,253,000	1,209,125
Citibank Credit Card Issuance Trust, Series 2017-A6, Cl A6, 2.007%, 1 mo. LIBOR + 0.770%, 05/14/29(b)	1,000,000	1,010,100
Discover Card Execution Note Trust, Series 2017-A5, Cl A5, 1.834%, 1 mo. LIBOR + 0.600%, 12/15/26(b)	1,000,000	1,009,973
Golden Credit Card Trust, Series 2017-4A, Cl A, 1.754%, 07/15/24(a)(b)	500,000	501,139

		4,837,622
TOTAL ASSET-BACKED SECURITIES (Cost $6,367,950)		6,431,281

COLLATERALIZED MORTGAGE OBLIGATIONS—11.9%

Agency Collateralized Mortgage Obligation—1.9%
Federal National Mortgage Association
Series 2007-57, Cl FE, REMIC, 1.607%, 1 mo. LIBOR + 0.370%, 05/25/37(b)	1,126,390	1,127,395

Commercial Mortgage Backed Securities—10.0%
Chicago Skyscraper Trust
Series 2017-SKY, Cl A, 2.034%, 1 mo. LIBOR + 0.800%, 02/15/30(a)(b)	1,000,000	1,001,246

Cold Storage Trust
Series 2017-ICE3, Cl A, 2.234%, 1 mo. LIBOR + 1.000%, 04/15/36(a)(b)	1,000,000	1,003,103

Comm 2013-CCRE13 Mortgage Trust
Series 2013-CR13, Cl A1, 1.259%, 11/12/46	825,384	823,865

FREMF Mortgage Trust
Series 2012-K710, Cl B, 3.942%, 06/25/47(a)(b)	945,000	965,171
Series 2013-K713, Cl B, 3.274%, 04/25/46(a)(b)	145,000	147,084

		1,112,255

FREMF Multifamily Aggregation Risk Transfer Trust
Series 2017-KT01, Cl A, 1.556%, 1 mo. LIBOR + 0.320%, 02/25/20(b)	400,000	400,860

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage Backed Securities—continued
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	304,305	303,783

WFRBS Commercial Mortgage Trust
Series 2012-C8, Cl A2, 1.881%, 08/15/45	147	147
Series 2012-C8, Cl AFL, 2.234%, 1 mo. LIBOR + 1.000%, 08/15/45(a)(b)	1,000,000	1,017,840
Series 2013-C11, Cl A3, 2.695%, 03/15/45	385,000	386,939

		1,404,926

		6,050,038
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,162,775)		7,177,433

CORPORATE BONDS—51.5%

Agriculture—0.5%
BAT Capital Corp., 2.297%, 08/14/20(a)	323,000	323,961

Auto Manufacturers—7.6%
BMW U.S. Capital LLC, 1.500%, 04/11/19(a)	671,000	668,953
Daimler Finance North America LLC, 2.171%, 3 mo. USD LIBOR + 0.860%, 08/01/18(a)(b)	1,314,000	1,321,333
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,013,000	1,032,976
General Motors Financial Co., Inc., 2.400%, 05/09/19	1,039,000	1,043,465
PACCAR Financial Corp., 1.916%, 3 mo. USD LIBOR + 0.600%, 12/06/18, MTN(b)	520,000	523,030

		4,589,757

Banks—11.7%
Bank of America Corp., 2.000%, 01/11/18	1,034,000	1,035,141
Bank of Montreal, 2.100%, 12/12/19, MTN	905,000	908,127
Capital One Financial Corp., 2.500%, 05/12/20	679,000	682,048
Citibank NA, 2.100%, 06/12/20	790,000	791,211
Credit Suisse AG, 2.001%, 3 mo. USD LIBOR + 0.690%, 01/29/18, MTN(b)	650,000	651,208
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	1,213,000	1,228,378
Morgan Stanley, 2.125%, 04/25/18	1,051,000	1,053,976
UBS AG, 2.200%, 06/08/20(a)	708,000	709,272

		7,059,361

Beverages—1.7%
Molson Coors Brewing Co., 1.450%, 07/15/19	1,050,000	1,038,466

See Notes to Financial Statements.

SEIX ULTRA-SHORT BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Biotechnology—2.8%
Celgene Corp., 2.125%, 08/15/18	654,000	656,718
Gilead Sciences, Inc., 1.546%, 03/20/19(b)	1,000,000	1,001,801

		1,658,519

Chemicals—3.4%
Chevron Phillips Chemical Co. LLC, 1.700%, 05/01/18(a)	1,233,000	1,232,921
Sherwin-Williams Co. (The), 2.250%, 05/15/20	810,000	813,065

		2,045,986

Computers—1.7%
Dell International LLC/EMC Corp., 3.480%, 06/01/19(a)	1,019,000	1,038,493

Electric—1.6%
Emera U.S. Finance LP, 2.150%, 06/15/19	963,000	963,286

Electronics—1.8%
Fortive Corp., 1.800%, 06/15/19	1,052,000	1,050,922

Healthcare—Products—1.7%
Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	1,010,000	1,016,812

Household Products/Wares—0.7%
Church & Dwight Co., Inc., 1.464%, 3 mo. USD LIBOR + 0.150%, 01/25/19(b)	425,000	424,724

Housewares—1.7%
Newell Brands, Inc., 2.600%, 03/29/19	1,028,000	1,036,133

Miscellaneous Manufacturer—1.7%
Siemens Financieringsmaatschappij NV, 2.200%, 03/16/20(a)	1,019,000	1,029,154

Oil & Gas—3.4%
BP Capital Markets PLC, 1.959%, 3 mo. USD LIBOR + 0.630%, 09/26/18(b)	1,168,000	1,174,013
Chevron Corp., 1.686%, 02/28/19	897,000	897,197

		2,071,210

Oil & Gas Services—1.7%
TechnipFMC PLC, 2.000%, 10/01/17(a)	1,040,000	1,040,000

Pharmaceuticals—0.4%
McKesson Corp., 2.284%, 03/15/19	214,000	215,220

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Pipelines—3.8%
Kinder Morgan, Inc., 2.000%, 12/01/17	1,043,000	1,043,344
TransCanada PipeLines Ltd., 1.625%, 11/09/17	1,237,000	1,236,872

		2,280,216

Retail—1.1%
CVS Health Corp., 1.900%, 07/20/18	656,000	657,555

Software—1.1%
VMware, Inc., 2.300%, 08/21/20	650,000	651,780

Transportation—1.4%
Canadian National Railway Co., 1.479%, 3 mo. USD LIBOR + 0.170%, 11/14/17(b)	831,000	831,190
TOTAL CORPORATE BONDS (Cost $30,946,611)		31,022,745

U.S. GOVERNMENT AGENCY MORTGAGES—24.3%
Federal National Mortgage Association
Pool #467699, 1.642%, 1 mo. LIBOR + 0.410%, 05/01/18(b)	232,580	232,453
Pool #AN3353, 1.802%, 1 mo. LIBOR + 0.570%, 09/01/21(b)	1,000,000	1,000,043
Pool #AN3539, 1.702%, 1 mo. LIBOR + 0.470%, 11/01/21(b)	983,532	981,336
Pool #AN5986, 1.602%, 1 mo. LIBOR + 0.370%, 12/01/22(b)	1,000,000	999,831
Pool #AM2292, 1.582%, 1 mo. LIBOR + 0.350%, 01/01/23(b)	903,192	900,462
Pool #AN3414, 1.832%, 1 mo. LIBOR + 0.600%, 01/01/23(b)	983,971	983,869
Pool #AN1582, 1.672%, 1 mo. LIBOR + 0.440%, 09/01/23(b)	1,000,000	998,886
Pool #AN3845, 1.772%, 1 mo. LIBOR + 0.540%, 12/01/23(b)	2,661,624	2,652,934
Pool #AN4300, 1.792%, 1 mo. LIBOR + 0.560%, 01/01/24(b)	3,043,647	3,034,332
Pool #AN4364, 1.822%, 1 mo. LIBOR + 0.590%, 01/01/24(b)	1,000,000	1,000,695
Pool #AN3434, 1.882%, 1 mo. LIBOR + 0.650%, 09/01/24(b)	1,825,000	1,825,651
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (Cost $14,637,622)		14,610,492

U.S. TREASURY OBLIGATION—0.1%

U.S. Treasury Bill—0.1%
0.000%, 10/12/17	50,000	49,987
TOTAL U.S. TREASURY OBLIGATION (Cost $49,982)		49,987

See Notes to Financial Statements.

SEIX ULTRA-SHORT BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
MONEY MARKET FUND—0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(c)(d)	544,687	544,687
TOTAL MONEY MARKET FUND (Cost $544,687)		544,687
TOTAL INVESTMENTS
(Cost $59,709,627)—99.4%		59,836,625
Other Assets in Excess of Liabilities—0.6%		383,825

NET ASSETS—100.0%		$60,220,450

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 21.6% of net assets as of September 30, 2017.
(b)	Variable rate security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(c)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(d)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviation

MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit

Open	Futures Contracts

At September 30, 2017, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Value	Unrealized Appreciation
U.S. Treasury 2 Year Note	Short	$(11,027,743)	December 2017	51	$(11,000,859)	$26,884

See Notes to Financial Statements.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
MUNICIPAL BONDS—94.2%

District of Columbia—7.5%
Metropolitan Washington D.C. Airports Authority, Airport System, Series A, AMT, RB, 5.125%, 10/01/23	1,000,000	1,039,160
Metropolitan Washington D.C. Airports Authority, Airport System, Series B, RB, 5.000%, 10/01/26, BHAC	2,175,000	2,336,146

		3,375,306

Georgia—2.7%
Private Colleges & Universities Authority, RB, 5.000%, 04/01/23	1,065,000	1,228,403

North Carolina—4.2%
North Carolina Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,740,000	1,870,413

Virginia—79.8%
Alexandria, Series C, GO, 5.000%, 07/01/27, State Aid Withholding	800,000	1,009,720
Chesapeake, Series A, GO, 5.000%, 08/01/23	1,000,000	1,194,340
Fairfax County Economic Development Authority, Series B, RB, 5.000%, 10/01/31	500,000	609,555
Fairfax County Economic Development Authority, Series B, RB, 5.000%, 10/01/34	1,000,000	1,196,610
Fairfax County Industrial Development Authority, Series D, RB, 5.000%, 05/15/27	500,000	573,250
Fairfax County Water Authority, RB, 5.000%, 04/01/25	1,050,000	1,211,773
Fairfax County Water Authority, RB, 5.000%, 04/01/27	600,000	690,744
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/28	875,000	1,037,514
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/30	1,000,000	1,176,410
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/32	1,000,000	1,165,160
Hampton Roads Sanitation District Wastewater, Series A, RB, 5.000%, 08/01/34	1,460,000	1,732,524
Hanover County Economic Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE	935,000	977,234
Isle County Wight, Series A, GO, 5.000%, 07/01/35, State Aid Withholding	750,000	855,345
Isle County Wight, Series B, GO, 4.000%, 07/01/42, State Aid Withholding	1,000,000	1,060,510
Loudoun County Economic Development Authority, Series A, RB, 5.000%, 06/01/31	1,000,000	1,122,230
Loudoun County Sanitation Authority, RB, 4.000%, 01/01/28	1,000,000	1,095,620
Norfolk Water Revenue, Series A, RB, 5.250%, 11/01/44	1,750,000	2,070,792
Northern Virginia Transportation Authority, RB, 5.000%, 06/01/26	1,250,000	1,498,375

	SHARES OR PRINCIPAL AMOUNT($)	VALUE($)
Virginia—continued
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	1,836,446
Roanoke Economic Development Authority, Hospital Revenue, RB, 5.000%, 07/01/27	1,000,000	1,120,950
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21	2,795,000	3,010,886
Virginia Commonwealth Transportation Board, RB, 5.000%, 03/15/24	1,500,000	1,732,020
Virginia Commonwealth University, Health System Authority, RB, 5.000%, 07/01/30	1,460,000	1,616,833
Virginia Port Authority, Series A, AMT, RB, 5.000%, 07/01/32, Pre-refunded 07/01/2025 @ 100	2,000,000	2,437,060
Virginia Public Building Authority, Series A, RB, 5.000%, 08/01/31, Pre-refunded 08/01/2021 @ 100	10,000	11,419
Virginia Public School Authority, Series A, RB, 5.000%, 08/01/27, State Aid Withholding	1,560,000	1,830,988
Virginia Resources Authority, RB, 5.000%, 11/01/28, Pre-refunded 11/01/2022 @ 100	330,000	388,268
Virginia Small Business Financing Authority, AMT, RB, 5.000%, 07/01/34	1,500,000	1,623,315

		35,885,891
TOTAL MUNICIPAL BONDS (Cost $40,691,630)		42,360,013

MONEY MARKET FUND—5.5%
Federated Government Obligations Tax-Managed Fund, Institutional Shares, 0.88%(a)(b)	2,451,691	2,451,691
TOTAL MONEY MARKET FUND (Cost $2,451,691)		2,451,691
TOTAL INVESTMENTS
(Cost $43,143,321)—99.7%		44,811,704
Other Assets in Excess of Liabilities—0.3%		155,410

NET ASSETS—100.0%		$44,967,114

(a)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(b)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviations

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation
AMT	Income subject to Alternative Minimum Tax
BHAC	Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	General Obligation
NATL-RE	Reinsurance provided by National Public Finance Guarantee Corporation
RB	Revenue Bond

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

VIRTUS ASSET TRUST

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2017 (Unaudited)

	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund	Seix Georgia Tax-Exempt Bond Fund	Seix High Grade Municipal Bond Fund

Assets:
Total Investments, at Cost	$217,358,295	$17,812,988	$6,495,215,465	$85,541,375	$83,205,171

Total Investments, at Value	$218,926,612	$18,205,282	$6,427,928,100	$89,065,990	$85,710,707
Interest Receivable	1,124,575	173,516	29,497,549	1,123,232	878,172
Receivable for Capital Shares Issued	266,294	85	16,790,605	377	383,519
Receivable for Investment Securities Sold	2,819,925	—	87,916,414	—	801,645
Receivable for Investment Securities Sold on a When-issued Basis	517,655	—	18,431,722	—	—
Unrealized Appreciation on Unfunded Commitments	—	—	684	—	—
Receivable from Investment Adviser	28,672	9,072	643,194	17,725	15,003
Prepaid Expenses and Other Assets	41,441	15,320	381,226	27,056	18,516

Total Assets	223,725,174	18,403,275	6,581,589,494	90,234,380	87,807,562

Liabilities:
Payable for Investment Securities Purchased	4,101,207	—	—	—	3,528,843
Payable for Investment Securities Purchased on a When-issued Basis	515,000	—	261,166,165	—	—
Due to Custodian	—	56	50,934	7,331	—
Payable for Capital Shares Redeemed	618,805	200,981	10,292,913	238,789	70,784
Income Distributions Payable	20,676	378	4,682,534	3,462	29,880
Trustee Deferred Compensation Plan	7,565	628	214,650	3,112	2,892
Unrealized Depreciation on Unfunded Commitments	—	—	42,877	—	—
Investment Advisory Fees Payable	45,423	6,035	2,092,049	37,366	34,734
Compliance and Fund Services Fees Payable	306	39	11,990	189	244
Distribution and Service Fees Payable	3,418	5,802	70,607	383	1,317
Trustee Fees Payable	272	25	7,467	115	107
Other Accrued Expenses	140,924	19,983	2,563,318	53,484	45,476

Total Liabilities	5,453,596	233,927	281,195,504	344,231	3,714,277

Total Net Assets	$218,271,578	$18,169,348	$6,300,393,990	$89,890,149	$84,093,285

Net Assets Consist of:
Capital	$218,794,884	$17,611,751	$6,633,040,285	$86,182,124	$81,542,335
Accumulated Net Investment Income (Loss)	(519,393)	(39,555)	1,383,681	190,441	(7,138)
Accumulated Net Realized Gain (Loss) from Investments, Unfunded Commitments and Foreign Currency Transactions	(1,572,230)	204,858	(266,704,750)	(7,031)	52,552
Net Unrealized Appreciation (Depreciation) on Investments, Unfunded Commitments and Foreign Currencies	1,568,317	392,294	(67,325,226)	3,524,615	2,505,536

Net Assets	$218,271,578	$18,169,348	$6,300,393,990	$89,890,149	$84,093,285

Net Assets:
Class I	$201,564,506	$10,998,683	$4,596,133,860	$86,763,234	$73,208,646
Class A	10,258,260	410,706	123,797,240	3,126,915	10,884,639
Class C	—	6,759,959	54,769,985	—	—
Class R	3,120,874	—	—	—	—
Class R6*	3,327,938	—	1,525,692,905	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
Class I	18,908,263	1,244,839	527,288,580	8,226,190	6,155,624
Class A	962,584	46,281	14,200,429	296,015	914,922
Class C	—	765,189	6,281,358	—	—
Class R	292,546	—	—	—	—
Class R6*	312,151	—	174,942,480	—	—
Net Asset Value and Redemption Price Per Share:
Class I	$10.66	$8.84	$8.72	$10.55	$11.89
Class A	10.66	8.87	8.72	10.56	11.90
Class C(a)	—	8.83	8.72	—	—
Class R	10.67	—	—	—	—
Class R6*	10.66	—	8.72	—	—
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
Class A	$11.19	$9.31	$8.94	$11.09	$12.49
Maximum Sales Charge—Class A	4.75%	4.75%	2.50%	4.75%	4.75%

* On September 18, 2017, Class IS shares were renamed Class R6 shares.
(a) Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

VIRTUS ASSET TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	Seix High Income Fund	Seix High Yield Fund	Seix Investment Grade Tax-Exempt Bond Fund	Seix Limited Duration Fund	Seix North Carolina Tax-Exempt Bond Fund

Assets:
Total Investments, at Cost	$473,836,057	$463,915,654	$512,309,635	$6,794,967	$21,338,272

Total Investments, at Value*	$486,490,580	$476,176,315	$527,977,966	$6,807,201	$22,081,214
Cash	35,342	60,416	—	—	—
Interest Receivable	8,513,026	7,481,970	6,090,924	6,644	253,408
Securities Lending Income Receivable	150	—	—	—	—
Receivable for Capital Shares Issued	1,658,930	282,172	367,401	—	200,061
Receivable for Investment Securities Sold	1,909,489	1,157,811	—	—	—
Receivable for Investment Securities Sold on a When-issued Basis	1,410,925	1,375,775	—	—	—
Receivable from Investment Adviser	63,712	65,748	77,962	3,863	9,015
Prepaid Expenses and Other Assets	47,162	51,438	47,526	3,732	26,467

Total Assets	500,129,316	486,651,645	534,561,779	6,821,440	22,570,165

Liabilities:
Payable for Investment Securities Purchased	445,000	437,000	—	—	—
Payable for Investment Securities Purchased on a When-issued Basis	9,048,883	7,704,600	4,270,310	—	—
Payable for Capital Shares Redeemed	1,336,428	812,863	797,220	—	33,572
Payable Upon Return of Securities Loaned	187,710	—	—	—	—
Income Distributions Payable	46,975	224,161	140,373	6,841	8,366
Trustee Deferred Compensation Plan	16,591	16,231	18,240	233	774
Investment Advisory Fees Payable	219,156	175,410	218,354	559	9,292
Compliance and Fund Services Fees Payable	868	1,042	1,108	14	30
Distribution and Service Fees Payable	13,385	868	2,885	—	246
Trustee Fees Payable	623	614	664	—	28
Other Accrued Expenses	332,415	250,371	287,682	12,078	21,430

Total Liabilities	11,648,034	9,623,160	5,736,836	19,725	73,738

Total Net Assets	$488,481,282	$477,028,485	$528,824,943	$6,801,715	$22,496,427

Net Assets Consist of:
Capital	$562,995,236	$528,751,699	$514,889,264	$7,601,786	$21,737,538
Accumulated Net Investment Loss	(366,801)	(941,423)	(229,071)	(712)	(46,489)
Accumulated Net Realized Loss from Investments	(86,801,676)	(63,042,452)	(1,503,581)	(811,593)	62,436
Net Unrealized Appreciation on Investments	12,654,523	12,260,661	15,668,331	12,234	742,942

Net Assets	$488,481,282	$477,028,485	$528,824,943	$6,801,715	$22,496,427

Net Assets:
Class I	$431,346,814	$428,079,660	$514,994,573	$6,801,715	$20,526,012
Class A	38,363,920	3,835,099	13,830,370	—	1,970,415
Class R	13,414,891	122,141	—	—	—
Class R6**	5,355,657	44,991,585	—	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
Class I	66,063,803	50,664,495	43,808,055	690,222	2,022,162
Class A	5,867,534	465,290	1,175,085	—	194,578
Class R	2,053,127	14,458	—	—	—
Class R6**	820,797	5,322,137	—	—	—
Net Asset Value and Redemption Price Per Share:
Class I	$6.53	$8.45	$11.76	$9.85	$10.15
Class A	6.54	8.24	11.77	—	10.13
Class R	6.53	8.45	—	—	—
Class R6**	6.52	8.45	—	—	—
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
Class A	$6.87	$8.65	$12.36	$—	$10.64
Maximum Sales Charge—Class A	4.75%	4.75%	4.75%	—	4.75%

* Investments include securities on loan of $0, respectively.
** On September 18, 2017, Class IS shares were renamed Class R6 shares.

See Notes to Financial Statements.

VIRTUS ASSET TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	Seix Short-Term Bond Fund	Seix Short-Term Municipal Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra- Short Bond Fund	Seix U.S. Mortgage Fund

Assets:
Total Investments, at Cost	$31,422,796	$33,832,339	$909,239,429	$1,398,818,768	$25,694,845

Total Investments, at Value	$31,396,785	$33,933,974	$917,311,329	$1,403,655,695	$25,803,344
Interest Receivable	113,216	333,919	5,738,099	2,155,049	80,896
Foreign Currency, at Value (Cost $-, $-, $1,173,263, $- and $-, respectively)	—	—	1,162,781	—	—
Receivable for Capital Shares Issued	11,670	251,568	1,012,844	6,833,748	28,979
Receivable for Investment Securities Sold	133,660	—	98,876,753	2,707,231	—
Receivable for Investment Securities Sold on a When-issued Basis	—	—	2,186,215	—	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	686,712	—	—
Receivable for Variation Margin on Futures Contracts	—	—	—	57,414	—
Receivable from Investment Adviser	13,529	11,002	107,344	161,992	10,369
Prepaid Expenses and Other Assets	23,414	19,824	74,301	98,770	22,036

Total Assets	31,692,274	34,550,287	1,027,156,378	1,415,669,899	25,945,624

Liabilities:
Payable for Investment Securities Purchased	147,942	—	101,943,273	—	359,752
Payable for Investment Securities Purchased on a When-issued Basis	—	—	2,175,000	—	—
Payable for Capital Shares Redeemed	32,911	129,340	1,725,621	1,200,363	326,881
Income Distributions Payable	3,866	12,000	44,321	201,402	845
Trustee Deferred Compensation Plan	1,096	1,178	31,807	47,490	861
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	1,529,707	—	—
Investment Advisory Fees Payable	10,528	9,905	186,563	217,624	8,235
Compliance and Fund Services Fees Payable	243	23	1,864	2,954	46
Variation Margin Payable for Centrally Cleared Swaps	—	—	168,943	—	—
Distribution and Service Fees Payable	1,262	228	18,929	—	3,632
Trustee Fees Payable	50	39	1,175	1,709	31
Other Accrued Expenses	36,531	26,989	518,657	803,959	28,566

Total Liabilities	234,429	179,702	108,345,860	2,475,501	728,849

Total Net Assets	$31,457,845	$34,370,585	$918,810,518	$1,413,194,398	$25,216,775

Net Assets Consist of:
Capital	$32,726,018	$34,271,544	$924,318,156	$1,423,862,299	$25,301,418
Accumulated Net Investment Loss	(19,074)	(1,442)	(1,254,682)	(1,313,524)	(104,576)
Accumulated Net Realized Loss from Investments, Futures, Swaps and Foreign Currency Transactions	(1,223,088)	(1,152)	(10,496,677)	(14,438,986)	(88,566)
Net Unrealized Appreciation (Depreciation) on Investments, Futures, Swaps and Foreign Currencies	(26,011)	101,635	6,243,721	5,084,609	108,499

Net Assets	$31,457,845	$34,370,585	$918,810,518	$1,413,194,398	$25,216,775

Net Assets:
Class I	$28,164,988	$32,523,369	$726,826,437	$1,354,580,416	$18,800,230
Class A	2,203,079	1,847,216	13,857,646	—	2,576,394
Class C	1,089,778	—	—	—	3,840,151
Class R	—	—	35,726,428	—	—
Class R6*	—	—	142,400,007	58,613,982	—
Shares Outstanding (unlimited number of shares authorized, no par value)
Class I	2,839,390	3,264,655	69,387,815	135,190,018	1,684,339
Class A	221,450	185,518	1,279,834	—	231,219
Class C	109,596	—	—	—	344,067
Class R	—	—	3,410,162	—	—
Class R6*	—	—	13,591,878	5,842,148	—
Net Asset Value and Redemption Price Per Share:
Class I	$9.92	$9.96	$10.47	$10.02	$11.16
Class A	9.95	9.96	10.83	—	11.14
Class C(a)	9.94	—	—	—	11.16
Class R	—	—	10.48	—	—
Class R6*	—	—	10.48	10.03	—
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
Class A	$10.21	$10.22	$11.37	$—	$11.43
Maximum Sales Charge—Class A	2.50%	2.50%	4.75%	—	2.50%

* On September 18, 2017, Class IS shares were renamed Class R6 shares.
(a) Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

VIRTUS ASSET TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	Seix Ultra-Short Bond Fund	Seix Virginia Intermediate Municipal Bond Fund

Assets:
Total Investments, at Cost	$59,709,627	$43,143,321

Total Investments, at Value	$59,836,625	$44,811,704
Interest Receivable	217,413	524,629
Receivable for Capital Shares Issued	237,218	219
Receivable for Variation Margin on Futures Contracts	6,375	—
Receivable from Investment Adviser	12,488	11,475
Prepaid Expenses and Other Assets	13,596	25,868

Total Assets	60,323,715	45,373,895

Liabilities:
Due to Custodian	—	266,900
Payable for Capital Shares Redeemed	30,141	20,343
Income Distributions Payable	13,158	66,114
Trustee Deferred Compensation Plan	2,141	1,558
Investment Advisory Fees Payable	11,312	18,707
Compliance and Fund Services Fees Payable	69	88
Distribution and Service Fees Payable	—	460
Trustee Fees Payable	81	60
Other Accrued Expenses	46,363	32,551

Total Liabilities	103,265	406,781

Total Net Assets	$60,220,450	$44,967,114

Net Assets Consist of:
Capital	$61,950,134	$43,195,015
Accumulated Net Investment Income (Loss)	(2,287)	18,975
Accumulated Net Realized Gain (Loss) from Investments and Futures	(1,881,279)	84,741
Net Unrealized Appreciation on Investments and Futures	153,882	1,668,383

Net Assets	$60,220,450	$44,967,114

Net Assets:
Class I	$60,220,450	$41,311,459
Class A	—	3,655,655
Shares Outstanding (unlimited number of shares authorized, no par value)
Class I	6,040,770	4,314,943
Class A	—	381,928
Net Asset Value and Redemption Price Per Share:
Class I	$9.97	$9.57
Class A	—	9.57
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
Class A	$—	$10.05
Maximum Sales Charge—Class A	—	4.75%

See Notes to Financial Statements.

VIRTUS ASSET TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED SEPTEMBER 30, 2017 (Unaudited)

	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund	Seix Georgia Tax-Exempt Bond Fund	Seix High Grade Municipal Bond Fund

Investment Income:
Interest Income	$2,612,799	$356,224	$152,240,766	$1,624,496	$1,399,534
Dividend Income	—	—	29,767	—	—
Net Income from Securities Lending	—	438	—	—	—

Total Investment Income	2,612,799	356,662	152,270,533	1,624,496	1,399,534

Expenses:
Investment Advisory Fees	275,448	39,370	12,546,692	232,164	216,625
Administration Fees	56,101	4,711	1,579,714	23,173	21,601
Fund Accounting Fees	12,851	1,185	332,888	5,727	5,292
Transfer Agency Fees	38,333	6,675	1,394,129	14,760	17,243
Compliance & Fund Services Fees	8,167	780	224,463	3,598	3,383
Distribution and Service Fees—Class A	12,967	811	169,424	2,411	8,571
Distribution and Service Fees—Class C	—	33,210	281,945	—	—
Distribution and Service Fees—Class R	7,928	—	—	—	—
Shareholder Servicing Fees—Class I	162,559	8,664	2,708,144	47,099	31,909
Shareholder Servicing Fees—Class A	3,325	134	82,221	665	1,553
Shareholder Servicing Fees—Class C	—	1,358	3,322	—	—
Shareholder Servicing Fees—Class R	1,746	—	—	—	—
Custodian Fees	7,659	3,849	486,339	3,858	3,894
Printing Fees	7,428	817	191,849	2,288	2,828
Registration Fees	25,485	19,950	34,877	10,457	15,622
Trustee Fees	6,980	648	195,071	2,985	2,784
Professional Fees	8,698	5,916	77,317	6,974	6,924
Other Fees	12,959	5,079	205,596	7,235	7,276

Total Expenses	648,634	133,157	20,513,991	363,394	345,505
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(74,587)	(30,716)	(1,525,589)	(58,784)	(54,285)

Net Expenses	574,047	102,441	18,988,402	304,610	291,220

Net Investment Income	2,038,752	254,221	133,282,131	1,319,886	1,108,314

Net Realized and Unrealized Gain (Loss) on Investments, Unfunded Commitments and Foreign Currencies:
Net Realized Gain (Loss) from:
Investments and Foreign Currency Transactions	1,557,550	206,309	(4,225,268)	288,627	1,127,539
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	557,143	234,943	(20,964,785)	839,143	434,675
Investments in Unfunded Commitments	—	—	(89,322)	—	—

Net Realized and Unrealized Gain (Loss) on Investments, Unfunded Commitments and Foreign Currencies	2,114,693	441,252	(25,279,375)	1,127,770	1,562,214

Change in Net Assets from Operations	$4,153,445	$695,473	$108,002,756	$2,447,656	$2,670,528

See Notes to Financial Statements.

VIRTUS ASSET TRUST

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED SEPTEMBER 30, 2017 (Unaudited)

	Seix High Income Fund	Seix High Yield Fund	Seix Investment Grade Tax- Exempt Bond Fund	Seix Limited Duration Fund	Seix North Carolina Tax- Exempt Bond Fund

Investment Income:
Interest Income	$17,615,233	$15,555,474	$8,827,056	$51,320	$361,788
Dividend Income	96,860	—	—	—	—
Net Income from Securities Lending	185,941	66,167	—	—	—

Total Investment Income	17,898,034	15,621,641	8,827,056	51,320	361,788

Expenses:
Investment Advisory Fees	1,412,154	1,139,520	1,341,775	3,364	57,869
Administration Fees	125,687	124,335	135,482	1,710	5,747
Fund Accounting Fees	34,084	31,036	31,859	392	1,504
Transfer Agency Fees	94,524	86,685	90,319	1,064	4,919
Compliance & Fund Services Fees	20,839	19,917	20,335	252	918
Distribution and Service Fees—Class A	55,553	5,976	21,442		1,587
Distribution and Service Fees—Class R	34,891	304	—	—	—
Shareholder Servicing Fees—Class I	383,581	296,962	313,419	—	10,440
Shareholder Servicing Fees—Class A	28,569	1,354	4,380	—	162
Shareholder Servicing Fees—Class R	8,420	27	—	—	—
Custodian Fees	13,050	10,386	7,142	3,000	3,212
Printing Fees	23,799	18,236	15,274	221	647
Registration Fees	32,833	32,452	15,708	3,995	9,156
Trustee Fees	16,605	16,390	17,211	214	735
Professional Fees	13,351	12,822	13,378	5,715	5,983
Other Fees	25,067	24,709	22,056	4,156	5,003

Total Expenses	2,323,007	1,821,111	2,049,780	24,083	107,882
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(169,835)	(183,929)	(280,205)	(12,173)	(30,789)

Net Expenses	2,153,172	1,637,182	1,769,575	11,910	77,093

Net Investment Income	15,744,862	13,984,459	7,057,481	39,410	284,695

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain from:
Investment Transactions	1,386,483	1,485,335	5,044,075	5,071	230,579
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,141,645	3,380,552	420,347	(309)	72,903

Net Realized and Unrealized Gain on Investments	5,528,128	4,865,887	5,464,422	4,762	303,482

Change in Net Assets from Operations	$21,272,990	$18,850,346	$12,521,903	$44,172	$588,177

See Notes to Financial Statements.

VIRTUS ASSET TRUST

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED SEPTEMBER 30, 2017 (Unaudited)

	Seix Short-Term Bond Fund	Seix Short-Term Municipal Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra- Short Bond Fund	Seix U.S. Mortgage Fund

Investment Income:
Interest Income	$349,328	$213,697	$12,811,293	$10,809,607	$281,930
Net Income from Securities Lending	—	—	8,654	—	—

Total Investment Income	349,328	213,697	12,819,947	10,809,607	281,930

Expenses:
Investment Advisory Fees	85,075	56,556	1,164,896	1,337,527	50,077
Administration Fees	8,899	8,522	238,132	352,190	6,303
Fund Accounting Fees	3,315	1,723	56,474	81,745	1,550
Transfer Agency Fees	6,537	7,863	119,819	192,149	10,228
Compliance & Fund Services Fees	2,069	1,131	36,441	53,203	962
Distribution and Service Fees—Class A	2,264	1,406	32,131	—	3,430
Distribution and Service Fees—Class C	5,064	—	—	—	17,713
Distribution and Service Fees—Class R	—	—	94,918	—	—
Shareholder Servicing Fees—Class I	30,825	15,242	586,123	1,069,496	14,346
Shareholder Servicing Fees—Class A	480	561	20,367	—	4,307
Shareholder Servicing Fees—Class C	178	—	—	—	830
Shareholder Servicing Fees—Class R	—	—	45,398	—	—
Custodian Fees	4,003	3,400	18,094	7,467	4,854
Printing Fees	1,198	1,053	32,386	50,694	1,110
Registration Fees	22,151	15,148	27,863	22,012	19,886
Trustee Fees	1,392	1,027	30,676	44,997	801
Professional Fees	6,299	6,044	18,708	24,848	6,014
Other Fees	5,925	5,285	39,917	48,058	5,408

Total Expenses	185,674	124,961	2,562,343	3,284,386	147,819
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(50,242)	(45,398)	(273,718)	(413,178)	(38,559)

Net Expenses	135,432	79,563	2,288,625	2,871,208	109,260

Net Investment Income	213,896	134,134	10,531,322	7,938,399	172,670

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Swaps and Foreign Currencies:
Net Realized Gain (Loss) from:
Investment Transactions	68,039	8,116	7,372,192	1,105,908	20,428
Futures Contracts	—	—	—	(450,586)	—
Swap Contracts	—	—	(1,955,218)	—	—
Forward Foreign Currency Contracts	—	—	(928,003)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(18,702)	71,523	1,721,329	(861,805)	172,287
Futures Contracts	—	—	—	336,289	—
Swap Contracts	—	—	(954,759)	—	—
Forward Foreign Currency Contracts	—	—	(96,214)	—	—

Net Realized and Unrealized Gain on Investments, Futures, Swaps and Foreign Currencies	49,337	79,639	5,159,327	129,806	192,715

Change in Net Assets from Operations	$263,233	$213,773	$15,690,649	$8,068,205	$365,385

See Notes to Financial Statements.

VIRTUS ASSET TRUST

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED SEPTEMBER 30, 2017 (Unaudited)

	Seix Ultra-Short Bond Fund	Seix Virginia Intermediate Municipal Bond Fund

Investment Income:
Interest Income	$671,032	$737,724

Total Investment Income	671,032	737,724

Expenses:
Investment Advisory Fees	79,681	121,005
Administration Fees	16,560	11,915
Fund Accounting Fees	6,210	3,042
Transfer Agency Fees	54,002	9,237
Compliance & Fund Services Fees	3,412	1,893
Distribution and Service Fees—Class A	—	2,829
Shareholder Servicing Fees—Class I	—	20,085
Shareholder Servicing Fees—Class A	—	721
Custodian Fees	6,701	3,553
Printing Fees	2,108	1,290
Registration Fees	10,335	11,956
Trustee Fees	2,333	1,570
Professional Fees	6,953	6,380
Other Fees	6,199	5,926

Total Expenses	194,494	201,402
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(40,365)	(40,809)

Net Expenses	154,129	160,593

Net Investment Income	516,903	577,131

Net Realized and Unrealized Gain (Loss) on Investments and Futures:
Net Realized Gain (Loss) from:
Investment Transactions	105,269	557,095
Futures Contracts	(34,413)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(24,731)	97,322
Futures Contracts	39,924	—

Net Realized and Unrealized Gain on Investments and Futures	86,049	654,417

Change in Net Assets from Operations	$602,952	$1,231,548

See Notes to Financial Statements.

VIRTUS ASSET TRUST

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited)

	Seix Core Bond Fund		Seix Corporate Bond Fund		Seix Floating Rate High Income Fund
	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17

Operations:
Net Investment Income	$2,038,752	$3,851,138	$254,221	$503,812	$133,282,131	$228,135,611
Net Realized Gain (Loss)	1,557,550	1,154,181	206,309	492,725	(4,225,268)	(77,680,897)
Net Change in Unrealized Appreciation (Depreciation)	557,143	(1,910,534)	234,943	61,134	(21,054,107)	292,073,526

Change in Net Assets from Operations	4,153,445	3,094,785	695,473	1,057,671	108,002,756	442,528,240

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I	(2,081,391)	(4,356,627)	(172,739)	(326,605)	(98,378,938)	(158,634,322)
Class A	(98,433)	(179,400)	(8,645)	(15,305)	(2,719,905)	(6,541,229)
Class C	—	—	(72,833)	(161,930)	(962,827)	(2,131,510)
Class R	(25,798)	(50,106)	—	—	—	—
Class R6*	(23,934)	(19,004)	—	—	(31,319,469)	(56,471,002)
Net Realized Gains:
Class I	—	(4,194,889)	(4,360)	(91,294)	—	—
Class A	—	(194,403)	(159)	(5,365)	—	—
Class C	—	—	(2,636)	(69,578)	—	—
Class R	—	(64,394)	—	—	—	—
Class R6*	—	(23,253)	—	—	—	—

Total Dividends and Distributions	(2,229,556)	(9,082,076)	(261,372)	(670,077)	(133,381,139)	(223,778,063)

Change in Net Assets from Capital Transactions	1,886,423	(48,714,298)	(2,874,745)	2,674,088	366,082,653	1,374,198,658

Change in Net Assets	3,810,312	(54,701,589)	(2,440,644)	3,061,682	340,704,270	1,592,948,835

Net Assets:
Beginning of Period	214,461,266	269,162,855	20,609,992	17,548,310	5,959,689,720	4,366,740,885

End of Period	$218,271,578	$214,461,266	$18,169,348	$20,609,992	$6,300,393,990	$5,959,689,720

Accumulated Net Investment Income (Loss), End of Period	$(519,393)	$(328,589)	$(39,555)	$(39,559)	$1,383,681	$1,482,689

* On September 18, 2017, Class IS shares were renamed Class R6 shares.

See Notes to Financial Statements.

VIRTUS ASSET TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIODS INDICATED (Unaudited)

	Seix Georgia Tax-Exempt Bond Fund		Seix High Grade Municipal Bond Fund		Seix High Income Fund
	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17

Operations:
Net Investment Income	$1,319,886	$2,882,050	$1,108,314	$2,237,947	$15,744,862	$36,494,867
Net Realized Gain (Loss)	288,627	1,101,405	1,127,539	952,328	1,386,483	(7,973,253)
Net Change in Unrealized Appreciation (Depreciation)	839,143	(4,501,624)	434,675	(3,081,746)	4,141,645	59,806,633

Change in Net Assets from Operations	2,447,656	(518,169)	2,670,528	108,529	21,272,990	88,328,247

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I	(1,275,975)	(2,789,673)	(969,952)	(1,965,284)	(13,831,230)	(31,378,042)
Class A	(43,934)	(92,375)	(138,409)	(272,649)	(1,314,946)	(3,042,304)
Class R	—	—	—	—	(398,392)	(852,344)
Class R6*	—	—	—	—	(153,718)	(997,452)
Net Realized Gains:
Class I	(469,505)	(1,369,638)	—	(3,129,133)	—	—
Class A	(16,817)	(47,774)	—	(479,810)	—	—

Total Dividends and Distributions	(1,806,231)	(4,299,460)	(1,108,361)	(5,846,876)	(15,698,286)	(36,270,142)

Change in Net Assets from Capital Transactions	(6,037,954)	(11,207,575)	(8,473,383)	(17,056,290)	(55,948,624)	(119,121,100)

Change in Net Assets	(5,396,529)	(16,025,204)	(6,911,216)	(22,794,637)	(50,373,920)	(67,062,995)

Net Assets:
Beginning of Period	95,286,678	111,311,882	91,004,501	113,799,138	538,855,202	605,918,197

End of Period	$89,890,149	$95,286,678	$84,093,285	$91,004,501	$488,481,282	$538,855,202

Accumulated Net Investment Income (Loss), End of Period	$190,441	$190,464	$(7,138)	$(7,091)	$(366,801)	$(413,377)

* On September 18, 2017, Class IS shares were renamed Class R6 shares.

See Notes to Financial Statements.

VIRTUS ASSET TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIODS INDICATED (Unaudited)

	Seix High Yield Fund		Seix Investment Grade Tax-Exempt Bond Fund		Seix Limited Duration Fund
	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17

Operations:
Net Investment Income	$13,984,459	$31,248,824	$7,057,481	$14,256,346	$39,410	$45,779
Net Realized Gain (Loss)	1,485,335	(427,708)	5,044,075	924,917	5,071	8,944
Net Change in Unrealized Appreciation (Depreciation)	3,380,552	37,923,724	420,347	(18,455,462)	(309)	1,542

Change in Net Assets from Operations	18,850,346	68,744,840	12,521,903	(3,274,199)	44,172	56,265

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I	(12,488,896)	(29,771,414)	(6,846,227)	(13,768,445)	(39,348)	(43,695)
Class A	(126,218)	(303,419)	(211,337)	(487,891)	—	—
Class R	(3,073)	(14,449)	—	—	—	—
Class R6*	(1,227,266)	(960,427)	—	—	—	—
Net Realized Gains:
Class I	—	—	—	(12,950,128)	—	—
Class A	—	—	—	(492,260)	—	—

Total Dividends and Distributions	(13,845,453)	(31,049,709)	(7,057,564)	(27,698,724)	(39,348)	(43,695)

Change in Net Assets from Capital Transactions	(60,095,596)	(36,818,019)	(16,704,420)	(83,257,726)	135,755	—

Change in Net Assets	(55,090,703)	877,112	(11,240,081)	(114,230,649)	140,579	12,570

Net Assets:
Beginning of Period	532,119,188	531,242,076	540,065,024	654,295,673	6,661,136	6,648,566

End of Period	$477,028,485	$532,119,188	$528,824,943	$540,065,024	$6,801,715	$6,661,136

Accumulated Net Investment Loss, End of Period	$(941,423)	$(1,080,429)	$(229,071)	$(228,988)	$(712)	$(774)

*	Class IS shares commenced operations on August 1, 2016 for the predecessor fund (see Note 1) to Seix High Yield Fund. On September 18, 2017, Class IS shares were renamed Class R6 shares.

See Notes to Financial Statements.

VIRTUS ASSET TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIODS INDICATED (Unaudited)

	Seix North Carolina Tax- Exempt Bond Fund		Seix Short-Term Bond Fund		Seix Short-Term Municipal Bond Fund
	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17

Operations:
Net Investment Income	$284,695	$644,224	$213,896	$399,004	$134,134	$244,357
Net Realized Gain (Loss)	230,579	325,019	68,039	(32,738)	8,116	32,037
Net Change in Unrealized Appreciation (Depreciation)	72,903	(1,112,107)	(18,702)	(244,199)	71,523	(148,818)

Change in Net Assets from Operations	588,177	(142,864)	263,233	122,067	213,773	127,576

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I	(260,114)	(603,099)	(217,876)	(417,866)	(127,923)	(221,552)
Class A	(24,588)	(41,126)	(10,708)	(13,419)	(6,219)	(22,800)
Class C	—	—	(1,793)	(441)	—	—
Net Realized Gains:
Class I	—	(601,845)	—	—	—	(38,814)
Class A	—	(55,483)	—	—	—	(2,551)

Total Dividends and Distributions	(284,702)	(1,301,553)	(230,377)	(431,726)	(134,142)	(285,717)

Change in Net Assets from Capital Transactions	(1,790,265)	(3,640,497)	(24,217,474)	2,358,004	5,770,512	(10,860,150)

Change in Net Assets	(1,486,790)	(5,084,914)	(24,184,618)	2,048,345	5,850,143	(11,018,291)

Net Assets:
Beginning of Period	23,983,217	29,068,131	55,642,463	53,594,118	28,520,442	39,538,733

End of Period	$22,496,427	$23,983,217	$31,457,845	$55,642,463	$34,370,585	$28,520,442

Accumulated Net Investment Loss, End of Period	$(46,489)	$(46,482)	$(19,074)	$(2,593)	$(1,442)	$(1,434)

See Notes to Financial Statements.

VIRTUS ASSET TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIODS INDICATED (Unaudited)

	Seix Total Return Bond Fund		Seix U.S. Government Securities Ultra-Short Bond Fund		Seix U.S. Mortgage Fund
	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17

Operations:
Net Investment Income	$10,531,322	$20,936,738	$7,938,399	$10,835,647	$172,670	$160,340
Net Realized Gain (Loss)	4,488,971	(757,942)	655,322	10,329,739	20,428	389,589
Net Change in Unrealized Appreciation (Depreciation)	670,356	(5,599,890)	(525,516)	(6,989,958)	172,287	(560,037)

Change in Net Assets from Operations	15,690,649	14,578,906	8,068,205	14,175,428	365,385	(10,108)

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I	(8,356,369)	(18,604,588)	(8,830,810)	(14,554,664)	(199,237)	(391,273)
Class A	(240,176)	(603,387)	—	—	(35,241)	(100,344)
Class C	—	—	—	—	(27,030)	(40,493)
Class R	(292,873)	(723,083)	—	—	—	—
Class R6*	(1,302,011)	(1,825,589)	(418,677)	(71,161)	—	—
Net Realized Gains:
Class I	—	(12,508,663)	—	—	—	(63,289)
Class A	—	(428,975)	—	—	—	(23,506)
Class C	—	—	—	—	—	(15,024)
Class R	—	(705,156)	—	—	—	—
Class R6*	—	(1,678,943)	—	—	—	—

Total Dividends and Distributions	(10,191,429)	(37,078,384)	(9,249,487)	(14,625,825)	(261,508)	(633,929)

Change in Net Assets from Capital Transactions	(45,532,447)	(128,716,363)	14,476,280	(157,549,463)	(401,429)	(10,947,159)

Change in Net Assets	(40,033,227)	(151,215,841)	13,294,998	(157,999,860)	(297,552)	(11,591,196)

Net Assets:
Beginning of Period	958,843,745	1,110,059,588	1,399,899,400	1,557,899,260	25,514,327	37,105,523

End of Period	$918,810,518	$958,843,747	$1,413,194,398	$1,399,899,400	$25,216,775	$25,514,327

Accumulated Net Investment Loss, End of Period	$(1,254,682)	$(1,594,575)	$(1,313,524)	$(2,436)	$(104,576)	$(15,738)

*	Class IS shares commenced operations on August 1, 2016 for the predecessor fund (see Note 1) to Seix U.S. Government Securities Ultra-Short Bond Fund. On September 18, 2017, Class IS shares were renamed Class R6 shares.

See Notes to Financial Statements.

VIRTUS ASSET TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIODS INDICATED (Unaudited)

	Seix Ultra-Short Bond Fund		Seix Virginia Intermediate Municipal Bond Fund
	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17

Operations:
Net Investment Income	$516,903	$1,070,594	$577,131	$1,538,117
Net Realized Gain	70,856	377,557	557,095	437,460
Net Change in Unrealized Appreciation (Depreciation)	15,193	(14,159)	97,322	(2,098,807)

Change in Net Assets from Operations	602,952	1,433,992	1,231,548	(123,230)

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I	(517,237)	(1,125,578)	(534,596)	(1,444,472)
Class A	—	—	(42,551)	(93,644)
Net Realized Gains:
Class I	—	—	(439,054)	(1,669,221)
Class A	—	—	(38,699)	(110,062)

Total Dividends and Distributions	(517,237)	(1,125,578)	(1,054,900)	(3,317,399)

Change in Net Assets from Capital Transactions	(27,209,492)	(17,914,481)	(4,802,374)	(15,984,164)

Change in Net Assets	(27,123,777)	(17,606,067)	(4,625,726)	(19,424,793)

Net Assets:
Beginning of Period	87,344,227	104,950,294	49,592,840	69,017,633

End of Period	$60,220,450	$87,344,227	$44,967,114	$49,592,840

Accumulated Net Investment Income (Loss), End of Period	$(2,287)	$(1,953)	$18,975	$18,991

See Notes to Financial Statements.

VIRTUS ASSET TRUST

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

THROUGHOUT THE PERIODS INDICATED.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Seix Core Bond Fund
Class I
Period Ended September 30, 2017^	$10.57	0.10	0.10	0.20	(0.11)	—	—	(0.11)	10.66	$201,565	1.89%	0.51%	0.58%	1.86%	85%
Year Ended March 31, 2017	10.86	0.17	(0.04)	0.13	(0.21)	—	(0.21)	(0.42)	10.57	199,622	1.15	0.49	0.49	1.58	210
Year Ended March 31, 2016	11.04	0.20	(0.08)	0.12	(0.21)	—	(0.09)	(0.30)	10.86	255,522	1.18	0.48	0.48	1.82	232
Year Ended March 31, 2015	10.65	0.21	0.40	0.61	(0.22)	—	—	(0.22)	11.04	191,905	5.80	0.45	0.45	1.90	168
Year Ended March 31, 2014	11.16	0.18	(0.23)	(0.05)	(0.22)	—	(0.24)	(0.46)	10.65	200,371	(0.38)	0.42	0.42	1.67	208
Year Ended March 31, 2013	11.10	0.15	0.24	0.39	(0.20)	—	(0.13)	(0.33)	11.16	370,455	3.53	0.38	0.38	1.33	151

Class A
Period Ended September 30, 2017^	$10.56	0.09	0.11	0.20	(0.10)	—	—	(0.10)	10.66	$10,258	1.82%	0.65%	0.74%	1.72%	85%
Year Ended March 31, 2017	10.86	0.16	(0.06)	0.10	(0.19)	—	(0.21)	(0.40)	10.56	10,363	0.90 (e)	0.64	0.64	1.45	210
Year Ended March 31, 2016	11.04	0.18	(0.07)	0.11	(0.20)	—	(0.09)	(0.29)	10.86	10,170	1.01	0.65	0.65	1.65	232
Year Ended March 31, 2015	10.65	0.18	0.41	0.59	(0.20)	—	—	(0.20)	11.04	7,411	5.58	0.67	0.67	1.70	168
Year Ended March 31, 2014	11.16	0.15	(0.23)	(0.08)	(0.19)	—	(0.24)	(0.43)	10.65	9,848	(0.66)	0.71	0.71	1.38	208
Year Ended March 31, 2013	11.10	0.11	0.24	0.35	(0.16)	—	(0.13)	(0.29)	11.16	20,687	3.20	0.70	0.69	1.02	151

Class R
Period Ended September 30, 2017^	$10.58	0.08	0.10	0.18	(0.09)	—	—	(0.09)	10.67	$3,121	1.68%	0.92%	1.03%	1.45%	85%
Year Ended March 31, 2017	10.87	0.13	(0.05)	0.08	(0.16)	—	(0.21)	(0.37)	10.58	3,124	0.73	0.91	0.91	1.18	210
Year Ended March 31, 2016	11.05	0.15	(0.07)	0.08	(0.17)	—	(0.09)	(0.26)	10.87	3,448	0.78	0.88	0.88	1.41	232
Year Ended March 31, 2015	10.66	0.16	0.41	0.57	(0.18)	—	—	(0.18)	11.05	3,490	5.37	0.85	0.85	1.51	168
Year Ended March 31, 2014	11.17	0.14	(0.24)	(0.10)	(0.17)	—	(0.24)	(0.41)	10.66	4,115	(0.80)	0.85	0.85	1.29	208
Year Ended March 31, 2013	11.10	0.10	0.24	0.34	(0.14)	—	(0.13)	(0.27)	11.17	5,135	3.15	0.84	0.84	0.87	151

Class R6*
Period Ended September 30, 2017^	$10.57	0.11	0.10	0.21	(0.12)	—	—	(0.12)	10.66	$3,328	1.96%	0.36%	0.44%	2.02%	85%
Year Ended March 31, 2017	10.86	0.19	(0.05)	0.14	(0.22)	—	(0.21)	(0.43)	10.57	1,352	1.29	0.35	0.35	1.78	210
Period Ended March 31, 2016(f)	10.77	0.14	0.13	0.27	(0.15)	—	(0.03)	(0.18)	10.86	22	2.51	0.34	0.34	2.00	232
Seix Corporate Bond Fund
Class I
Period Ended September 30, 2017^	$8.65	0.13	0.19	0.32	(0.13)	—	— (g)	(0.13)	8.84	$10,999	3.75%	0.70%	1.05%	2.92%	54%
Year Ended March 31, 2017	8.46	0.26	0.27	0.53	(0.26)	—	(0.08)	(0.34)	8.65	12,651	6.29	0.70	0.93	2.99	182
Year Ended March 31, 2016	8.95	0.25	(0.29)	(0.04)	(0.24)	(0.01)	(0.20)	(0.45)	8.46	8,943	(0.29)	0.70	0.83	2.86	84
Year Ended March 31, 2015	8.80	0.26	0.32	0.58	(0.26)	—	(0.17)	(0.43)	8.95	24,172	6.73	0.66	0.69	2.95	90
Year Ended March 31, 2014	9.30	0.28	(0.21)	0.07	(0.28)	—	(0.29)	(0.57)	8.80	28,017	0.91	0.63	0.64	3.18	143
Year Ended March 31, 2013	9.35	0.32	0.30	0.62	(0.32)	—	(0.35)	(0.67)	9.30	51,828	6.71	0.60	0.61	3.36	58

Class A
Period Ended September 30, 2017^	$8.69	0.12	0.18	0.30	(0.12)	—	— (g)	(0.12)	8.87	$411	3.49%	0.95%	1.20%	2.66%	54%
Year Ended March 31, 2017	8.50	0.24	0.27	0.51	(0.24)	—	(0.08)	(0.32)	8.69	591	6.01	0.95	1.15	2.75	182
Year Ended March 31, 2016	8.99	0.23	(0.29)	(0.06)	(0.22)	(0.01)	(0.20)	(0.43)	8.50	500	(0.52)	0.95	1.11	2.68	84
Year Ended March 31, 2015	8.84	0.24	0.32	0.56	(0.24)	—	(0.17)	(0.41)	8.99	807	6.40	0.95	0.99	2.67	90
Year Ended March 31, 2014	9.35	0.25	(0.21)	0.04	(0.26)	—	(0.29)	(0.55)	8.84	783	0.52	0.92	0.93	2.76	143
Year Ended March 31, 2013	9.40	0.29	0.30	0.59	(0.29)	—	(0.35)	(0.64)	9.35	4,020	6.39	0.88	0.88	3.06	58

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Highlights and Notes to Financial Statements.

VIRTUS ASSET TRUST

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

THROUGHOUT THE PERIODS INDICATED.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Seix Corporate Bond Fund
(Continued)
Class C
Period Ended September 30, 2017^	$8.65	0.09	0.18	0.27	(0.09)	—	— (g)	(0.09)	8.83	$6,760	3.16%	1.61%	1.87%	2.02%	54%
Year Ended March 31, 2017	8.46	0.18	0.27	0.45	(0.18)	—	(0.08)	(0.26)	8.65	7,369	5.29	1.65	1.82	2.03	182
Year Ended March 31, 2016	8.95	0.17	(0.29)	(0.12)	(0.16)	(0.01)	(0.20)	(0.37)	8.46	8,105	(1.22)	1.65	1.80	2.01	84
Year Ended March 31, 2015	8.80	0.18	0.32	0.50	(0.18)	—	(0.17)	(0.35)	8.95	9,289	5.69	1.64	1.67	1.97	90
Year Ended March 31, 2014	9.30	0.19	(0.21)	(0.02)	(0.19)	—	(0.29)	(0.48)	8.80	10,385	(0.07)	1.62	1.63	2.18	143
Year Ended March 31, 2013	9.35	0.23	0.30	0.53	(0.23)	—	(0.35)	(0.58)	9.30	15,558	5.67	1.57	1.58	2.39	58
Seix Floating Rate High Income Fund
Class I
Period Ended September 30, 2017^	$8.75	0.19	(0.03)	0.16	(0.19)	—	—	(0.19)	8.72	$4,596,134	1.84%	0.62%	0.68%	4.30%	20%
Year Ended March 31, 2017	8.33	0.41	0.42	0.83	(0.41)	—	—	(0.41)	8.75	4,459,175	10.13	0.63	0.63	4.80	79
Year Ended March 31, 2016	8.86	0.40	(0.53)	(0.13)	(0.40)	—	—	(0.40)	8.33	3,040,875	(1.50)	0.62	0.62	4.69	33
Year Ended March 31, 2015	9.06	0.39	(0.20)	0.19	(0.39)	—	—	(0.39)	8.86	6,048,771	2.17	0.61	0.61	4.34	29
Year Ended March 31, 2014	9.06	0.38	(0.01)	0.37	(0.37)	—	—	(0.37)	9.06	8,965,312	4.16	0.60	0.60	4.13	47
Year Ended March 31, 2013	8.83	0.46	0.20	0.66	(0.43)	—	—	(0.43)	9.06	5,780,847	7.67	0.60	0.60	5.13	70

Class A
Period Ended September 30, 2017^	$8.75	0.18	(0.03)	0.15	(0.18)	—	—	(0.18)	8.72	$123,797	1.69%	0.92%	0.92%	4.01%	20%
Year Ended March 31, 2017	8.33	0.39	0.41	0.80	(0.38)	—	—	(0.38)	8.75	135,833	9.78	0.94	0.94	4.51	79
Year Ended March 31, 2016	8.86	0.38	(0.54)	(0.16)	(0.37)	—	—	(0.37)	8.33	143,325	(1.79)	0.92	0.92	4.42	33
Year Ended March 31, 2015	9.06	0.36	(0.19)	0.17	(0.37)	—	—	(0.37)	8.86	147,560	1.88	0.91	0.91	4.06	29
Year Ended March 31, 2014	9.06	0.35	(0.01)	0.34	(0.34)	—	—	(0.34)	9.06	212,336	3.86	0.89	0.89	3.82	47
Year Ended March 31, 2013	8.83	0.43	0.21	0.64	(0.41)	—	—	(0.41)	9.06	99,040	7.39	0.85	0.85	4.85	70

Class C
Period Ended September 30, 2017^	$8.76	0.15	(0.04)	0.11	(0.15)	—	—	(0.15)	8.72	$54,770	1.27%	1.52%	1.57%	3.41%	20%
Year Ended March 31, 2017	8.33	0.34	0.42	0.76	(0.33)	—	—	(0.33)	8.76	56,981	9.28	1.52	1.52	3.94	79
Year Ended March 31, 2016	8.86	0.33	(0.54)	(0.21)	(0.32)	—	—	(0.32)	8.33	55,203	(2.37)	1.51	1.51	3.82	33
Year Ended March 31, 2015	9.07	0.31	(0.21)	0.10	(0.31)	—	—	(0.31)	8.86	64,445	1.16	1.50	1.50	3.46	29
Year Ended March 31, 2014	9.06	0.29	0.01	0.30	(0.29)	—	—	(0.29)	9.07	83,149	3.33	1.51	1.51	3.21	47
Year Ended March 31, 2013	8.83	0.38	0.20	0.58	(0.35)	—	—	(0.35)	9.06	40,493	6.69	1.51	1.51	4.22	70

Class R6*
Period Ended September 30, 2017^	$8.76	0.19	(0.04)	0.15	(0.19)	—	—	(0.19)	8.72	$1,525,693	1.78%	0.52%	0.57%	4.42%	20%
Year Ended March 31, 2017	8.33	0.43	0.42	0.85	(0.42)	—	—	(0.42)	8.76	1,307,701	10.37	0.52	0.52	4.94	79
Year Ended March 31, 2016	8.86	0.41	(0.53)	(0.12)	(0.41)	—	—	(0.41)	8.33	1,127,337	(1.39)	0.51	0.51	4.83	33
Period Ended March 31, 2015(h)	8.74	0.07	0.12	0.19	(0.07)	—	—	(0.07)	8.86	12,629	2.15	0.47	0.47	5.08	29
Seix Georgia Tax-Exempt
Bond Fund
Class I
Period Ended September 30, 2017^	$10.48	0.15	0.13	0.28	(0.15)	—	(0.06)	(0.21)	10.55	$86,763	2.67%	0.65%	0.78%	2.85%	15%
Year Ended March 31, 2017	10.96	0.29	(0.34)	(0.05)	(0.29)	—	(0.14)	(0.43)	10.48	91,782	(0.47)	0.65	0.70	2.66	46
Year Ended March 31, 2016	10.86	0.27	0.10	0.37	(0.27)	—	—	(0.27)	10.96	107,691	3.50	0.65	0.68	2.52	41
Year Ended March 31, 2015	10.42	0.28	0.44	0.72	(0.28)	—	—	(0.28)	10.86	131,881	7.00	0.64	0.64	2.63	55
Year Ended March 31, 2014	10.78	0.31	(0.36)	(0.05)	(0.31)	—	—	(0.31)	10.42	120,835	(0.37)	0.57	0.57	3.01	67
Year Ended March 31, 2013	10.55	0.34	0.23	0.57	(0.34)	—	—	(0.34)	10.78	148,153	5.44	0.59	0.59	3.15	50

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Highlights and Notes to Financial Statements.

VIRTUS ASSET TRUST

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

THROUGHOUT THE PERIODS INDICATED.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Seix Georgia Tax-Exempt
Bond Fund (Continued)
Class A
Period Ended September 30, 2017^	$10.49	0.15	0.13	0.28	(0.15)	—	(0.06)	(0.21)	10.56	$3,127	2.62%	0.76%	0.87%	2.73%	15%
Year Ended March 31, 2017	10.98	0.28	(0.35)	(0.07)	(0.28)	—	(0.14)	(0.42)	10.49	3,504	(0.66)	0.75	0.75	2.56	46
Year Ended March 31, 2016	10.88	0.26	0.10	0.36	(0.26)	—	—	(0.26)	10.98	3,621	3.40	0.75	0.75	2.43	41
Year Ended March 31, 2015	10.44	0.27	0.44	0.71	(0.27)	—	—	(0.27)	10.88	3,637	6.89	0.73	0.73	2.55	55
Year Ended March 31, 2014	10.80	0.30	(0.36)	(0.06)	(0.30)	—	—	(0.30)	10.44	4,139	(0.52)	0.72	0.72	2.87	67
Year Ended March 31, 2013	10.57	0.32	0.23	0.55	(0.32)	—	—	(0.32)	10.80	4,566	5.27	0.74	0.74	2.99	50
Seix High Grade Municipal Bond Fund
Class I
Period Ended September 30, 2017^	$11.68	0.15	0.21	0.36	(0.15)	—	—	(0.15)	11.89	$73,209	3.13%	0.65%	0.79%	2.58%	105%
Year Ended March 31, 2017	12.36	0.26	(0.23)	0.03	(0.26)	—	(0.45)	(0.71)	11.68	78,729	0.33	0.65	0.71	2.12	218
Year Ended March 31, 2016	12.29	0.27	0.19	0.46	(0.27)	—	(0.12)	(0.39)	12.36	99,803	3.85	0.65	0.69	2.21	171
Year Ended March 31, 2015	11.86	0.31	0.59	0.90	(0.31)	—	(0.16)	(0.47)	12.29	95,761	7.64	0.65	0.69	2.53	228
Year Ended March 31, 2014	12.10	0.34	(0.19)	0.15	(0.34)	—	(0.05)	(0.39)	11.86	47,737	1.40	0.65	0.68	2.90	227
Year Ended March 31, 2013	11.96	0.34	0.50	0.84	(0.34)	—	(0.36)	(0.70)	12.10	54,892	7.12	0.65	0.68	2.78	168

Class A
Period Ended September 30, 2017^	$11.69	0.14	0.22	0.36	(0.15)	—	—	(0.15)	11.90	$10,885	3.05%	0.80%	0.88%	2.42%	105%
Year Ended March 31, 2017	12.36	0.24	(0.22)	0.02	(0.24)	—	(0.45)	(0.69)	11.69	12,276	0.27	0.80	0.80	1.99	218
Year Ended March 31, 2016	12.29	0.25	0.19	0.44	(0.25)	—	(0.12)	(0.37)	12.36	13,996	3.70	0.79	0.79	2.07	171
Year Ended March 31, 2015	11.86	0.29	0.59	0.88	(0.29)	—	(0.16)	(0.45)	12.29	16,499	7.48	0.80	0.80	2.38	228
Year Ended March 31, 2014	12.11	0.32	(0.20)	0.12	(0.32)	—	(0.05)	(0.37)	11.86	8,967	1.16	0.80	0.82	2.75	227
Year Ended March 31, 2013	11.97	0.32	0.50	0.82	(0.32)	—	(0.36)	(0.68)	12.11	11,363	6.97	0.80	0.83	2.63	168
Seix High Income Fund
Class I
Period Ended September 30, 2017^	$6.46	0.20	0.07	0.27	(0.20)	—	—	(0.20)	6.53	$431,347	4.24%	0.81%	0.87%	6.15%	29%
Year Ended March 31, 2017	5.92	0.39	0.54	0.93	(0.39)	—	—	(0.39)	6.46	456,928	15.95	0.80	0.81	6.15	95
Year Ended March 31, 2016	6.67	0.40	(0.75)	(0.35)	(0.40)	—	—	(0.40)	5.92	546,793	(5.31)	0.79	0.79	6.34	77
Year Ended March 31, 2015	7.26	0.40	(0.38)	0.02	(0.40)	—	(0.21)	(0.61)	6.67	753,851	0.47	0.77	0.77	5.63	86
Year Ended March 31, 2014	7.32	0.43	0.11	0.54	(0.44)	—	(0.16)	(0.60)	7.26	783,072	7.68	0.77	0.77	6.00	110
Year Ended March 31, 2013	6.89	0.45	0.43	0.88	(0.45)	—	—	(0.45)	7.32	784,870	13.17	0.74	0.75	6.33	118

Class A
Period Ended September 30, 2017^	$6.46	0.19	0.08	0.27	(0.19)	—	—	(0.19)	6.54	$38,364	4.29%	1.02%	1.08%	5.94%	29%
Year Ended March 31, 2017	5.92	0.38	0.53	0.91	(0.37)	—	—	(0.37)	6.46	63,104	15.69	1.04	1.04	5.92	95
Year Ended March 31, 2016	6.68	0.38	(0.75)	(0.37)	(0.39)	—	—	(0.39)	5.92	43,433	(5.68)	1.03	1.03	6.08	77
Year Ended March 31, 2015	7.27	0.38	(0.38)	—	(0.38)	—	(0.21)	(0.59)	6.68	65,121	0.26	0.99	0.99	5.34	86
Year Ended March 31, 2014	7.32	0.42	0.11	0.53	(0.42)	—	(0.16)	(0.58)	7.27	157,360	7.60 (e)	0.97	0.97	5.82	110
Year Ended March 31, 2013	6.90	0.43	0.42	0.85	(0.43)	—	—	(0.43)	7.32	119,006	12.72	0.99	0.99	6.09	118

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Highlights and Notes to Financial Statements.

VIRTUS ASSET TRUST

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

THROUGHOUT THE PERIODS INDICATED.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Seix High Income Fund
(Continued)
Class R
Period Ended September 30, 2017^	$6.46	0.19	0.07	0.26	(0.19)	—	—	(0.19)	6.53	$13,415	4.02%	1.23%	1.33%	5.73%	29%
Year Ended March 31, 2017	5.92	0.36	0.54	0.90	(0.36)	—	—	(0.36)	6.46	14,699	15.47	1.22	1.22	5.73	95
Year Ended March 31, 2016	6.68	0.37	(0.76)	(0.39)	(0.37)	—	—	(0.37)	5.92	14,574	(5.87)	1.23	1.23	5.92	77
Year Ended March 31, 2015	7.27	0.37	(0.38)	(0.01)	(0.37)	—	(0.21)	(0.58)	6.68	20,887	0.05	1.21	1.21	5.20	86
Year Ended March 31, 2014	7.32	0.40	0.12	0.52	(0.41)	—	(0.16)	(0.57)	7.27	22,317	7.37	1.20	1.20	5.57	110
Year Ended March 31, 2013	6.89	0.41	0.43	0.84	(0.41)	—	—	(0.41)	7.32	23,956	12.61	1.23	1.23	5.85	118

Class R6*
Period Ended September 30, 2017^	$6.45	0.21	0.07	0.28	(0.21)	—	—	(0.21)	6.52	$5,356	4.33%	0.65%	0.72%	6.33%	29%
Year Ended March 31, 2017	5.92	0.40	0.53	0.93	(0.40)	—	—	(0.40)	6.45	4,125	15.96	0.64	0.64	6.26	95
Year Ended March 31, 2016	6.68	0.40	(0.75)	(0.35)	(0.41)	—	—	(0.41)	5.92	1,117	(5.30)	0.63	0.63	6.27	77
Period Ended March 31, 2015(i)	7.22	0.28	(0.33)	(0.05)	(0.28)	—	(0.21)	(0.49)	6.68	3,455	(0.51)	0.63	0.63	5.99	86
Seix High Yield Fund
Class I
Period Ended September 30, 2017^	$8.37	0.23	0.08	0.31	(0.23)	—	—	(0.23)	8.45	$428,080	3.76%	0.65%	0.73%	5.51%	29%
Year Ended March 31, 2017	7.80	0.46	0.57	1.03	(0.46)	—	—	(0.46)	8.37	483,080	13.48	0.64	0.64	5.65	87
Year Ended March 31, 2016	8.73	0.47	(0.92)	(0.45)	(0.48)	—	—	(0.48)	7.80	523,206	(5.23)	0.61	0.61	5.71	76
Year Ended March 31, 2015	9.95	0.54	(0.43)	0.11	(0.54)	—	(0.79)	(1.33)	8.73	695,060	1.53	0.58	0.58	5.63	72
Year Ended March 31, 2014	10.26	0.58	0.06	0.64	(0.59)	—	(0.36)	(0.95)	9.95	1,211,146	6.65	0.55	0.55	5.79	89
Year Ended March 31, 2013	9.69	0.64	0.56	1.20	(0.63)	—	—	(0.63)	10.26	1,792,768	12.80	0.54	0.54	6.41	79

Class A
Period Ended September 30, 2017^	$8.16	0.22	0.08	0.30	(0.22)	—	—	(0.22)	8.24	$3,835	3.69%	0.83%	0.91%	5.34%	29%
Year Ended March 31, 2017	7.61	0.44	0.55	0.99	(0.44)	—	—	(0.44)	8.16	6,214	13.20	0.82	0.82	5.51	87
Year Ended March 31, 2016	8.51	0.44	(0.89)	(0.45)	(0.45)	—	—	(0.45)	7.61	7,463	(5.36)	0.84	0.84	5.48	76
Year Ended March 31, 2015	9.72	0.51	(0.43)	0.08	(0.50)	—	(0.79)	(1.29)	8.51	8,110	1.24	0.87	0.87	5.31	72
Year Ended March 31, 2014	10.03	0.55	0.05	0.60	(0.55)	—	(0.36)	(0.91)	9.72	69,921	6.39	0.81	0.81	5.57	89
Year Ended March 31, 2013	9.47	0.59	0.56	1.15	(0.59)	—	—	(0.59)	10.03	72,703	12.56	0.79	0.79	6.09	79

Class R
Period Ended September 30, 2017^	$8.36	0.22	0.08	0.30	(0.21)	—	—	(0.21)	8.45	$122	3.68%	1.05%	1.17%	5.11%	29%
Year Ended March 31, 2017	7.80	0.43	0.56	0.99	(0.43)	—	—	(0.43)	8.36	130	12.90	1.04	1.04	5.32	87
Year Ended March 31, 2016	8.72	0.44	(0.91)	(0.47)	(0.45)	—	—	(0.45)	7.80	573	(5.52)	1.04	1.04	5.29	76
Year Ended March 31, 2015	9.94	0.49	(0.42)	0.07	(0.50)	—	(0.79)	(1.29)	8.72	782	1.05	1.04	1.04	5.18	72
Year Ended March 31, 2014	10.26	0.53	0.05	0.58	(0.54)	—	(0.36)	(0.90)	9.94	1,237	6.04	1.04	1.04	5.31	89
Year Ended March 31, 2013	9.68	0.59	0.57	1.16	(0.58)	—	—	(0.58)	10.26	2,385	12.36	1.03	1.03	5.92	79

Class R6*
Period Ended September 30, 2017^	$8.37	0.24	0.08	0.32	(0.24)	—	—	(0.24)	8.45	$44,992	3.82%	0.54%	0.60%	5.63%	29%
Period Ended March 31, 2017(j)	8.17	0.33	0.18	0.51	(0.31)	—	—	(0.31)	8.37	42,695	6.34 (e)	0.54	0.54	5.86	87

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Highlights and Notes to Financial Statements.

VIRTUS ASSET TRUST

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

THROUGHOUT THE PERIODS INDICATED.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Seix Investment Grade Tax-Exempt
Bond Fund
Class I
Period Ended September 30, 2017^	$11.64	0.15	0.13	0.28	(0.16)	—	—	(0.16)	11.76	$514,995	2.38%	0.65%	0.76%	2.63%	79%
Year Ended March 31, 2017	12.22	0.28	(0.31)	(0.03)	(0.28)	—	(0.27)	(0.55)	11.64	519,784	(0.24)	0.65	0.70	2.30	138
Year Ended March 31, 2016	12.29	0.28	0.07	0.35	(0.28)	—	(0.14)	(0.42)	12.22	629,435	2.96	0.65	0.68	2.32	139
Year Ended March 31, 2015	12.13	0.31	0.32	0.63	(0.31)	—	(0.16)	(0.47)	12.29	657,851	5.25	0.65	0.68	2.53	144
Year Ended March 31, 2014	12.45	0.28	(0.23)	0.05	(0.28)	—	(0.09)	(0.37)	12.13	643,828	0.48	0.64	0.64	2.29	104
Year Ended March 31, 2013	12.49	0.25	0.35	0.60	(0.25)	—	(0.39)	(0.64)	12.45	982,171	4.87	0.62	0.63	1.98	151

Class A
Period Ended September 30, 2017^	$11.65	0.15	0.12	0.27	(0.15)	—	—	(0.15)	11.77	$13,830	2.30%	0.80%	0.93%	2.46%	79%
Year Ended March 31, 2017	12.24	0.26	(0.32)	(0.06)	(0.26)	—	(0.27)	(0.53)	11.65	20,281	(0.48)	0.80	0.92	2.16	138
Year Ended March 31, 2016	12.30	0.26	0.08	0.34	(0.26)	—	(0.14)	(0.40)	12.24	24,861	2.89	0.80	0.93	2.17	139
Year Ended March 31, 2015	12.14	0.29	0.32	0.61	(0.29)	—	(0.16)	(0.45)	12.30	29,439	5.09	0.80	0.91	2.37	144
Year Ended March 31, 2014	12.47	0.26	(0.24)	0.02	(0.26)	—	(0.09)	(0.35)	12.14	30,100	0.23	0.80	0.90	2.13	104
Year Ended March 31, 2013	12.50	0.23	0.36	0.59	(0.23)	—	(0.39)	(0.62)	12.47	36,958	4.75	0.82	0.87	1.78	151
Seix Limited Duration Fund
Class I
Period Ended September 30, 2017^	$9.85	0.06	— (g)	0.06	(0.06)	—	—	(0.06)	9.85	$6,802	0.59%	0.35%	0.72%	1.17%	23%
Year Ended March 31, 2017	9.83	0.07	0.01	0.08	(0.06)	—	—	(0.06)	9.85	6,661	0.86	0.34 (k)	0.46 (k)	0.68	89
Year Ended March 31, 2016	9.83	0.03	— (g)	0.03	(0.03)	—	—	(0.03)	9.83	6,649	0.26	0.35	0.47	0.29	50
Year Ended March 31, 2015	9.83	0.02	— (g)	0.02	(0.02)	—	—	(0.02)	9.83	6,650	0.18	0.34	0.46	0.21	45
Year Ended March 31, 2014	9.83	0.03	(0.01)	0.02	(0.02)	—	—	(0.02)	9.83	6,650	0.21	0.32	0.43	0.27	104
Year Ended March 31, 2013	9.76	0.05	0.06	0.11	(0.04)	—	—	(0.04)	9.83	9,357	1.08	0.30	0.33	0.50	56
Seix North Carolina Tax-Exempt Bond Fund
Class I
Period Ended September 30, 2017^	$10.02	0.13	0.13	0.26	(0.13)	—	—	(0.13)	10.15	$20,526	2.57%	0.65%	0.93%	2.47%	19%
Year Ended March 31, 2017	10.53	0.23	(0.29)	(0.06)	(0.23)	—	(0.22)	(0.45)	10.02	21,813	(0.53)	0.65	0.74	2.22	61
Year Ended March 31, 2016	10.49	0.24	0.11	0.35	(0.24)	—	(0.07)	(0.31)	10.53	28,576	3.39	0.65	0.73	2.31	42
Year Ended March 31, 2015	10.06	0.25	0.43	0.68	(0.25)	—	—	(0.25)	10.49	37,190	6.80	0.65	0.69	2.40	51
Year Ended March 31, 2014	10.68	0.26	(0.31)	(0.05)	(0.27)	—	(0.30)	(0.57)	10.06	37,311	(0.38)	0.61	0.61	2.59	77
Year Ended March 31, 2013	10.47	0.30	0.21	0.51	(0.30)	—	—	(0.30)	10.68	50,991	4.88	0.62	0.62	2.79	79

Class A
Period Ended September 30, 2017^	$10.00	0.12	0.13	0.25	(0.12)	—	—	(0.12)	10.13	$1,970	2.49%	0.80%	0.99%	2.32%	19%
Year Ended March 31, 2017	10.50	0.21	(0.28)	(0.07)	(0.21)	—	(0.22)	(0.43)	10.00	2,170	(0.59)	0.80	0.82	2.02	61
Year Ended March 31, 2016	10.46	0.22	0.12	0.34	(0.23)	—	(0.07)	(0.30)	10.50	492	3.23	0.80	0.81	2.15	42
Year Ended March 31, 2015	10.04	0.23	0.42	0.65	(0.23)	—	—	(0.23)	10.46	795	6.56	0.79	0.79	2.27	51
Year Ended March 31, 2014	10.65	0.25	(0.31)	(0.06)	(0.25)	—	(0.30)	(0.55)	10.04	861	(0.45)	0.77	0.77	2.44	77
Year Ended March 31, 2013	10.45	0.28	0.20	0.48	(0.28)	—	—	(0.28)	10.65	910	4.63	0.77	0.77	2.60	79

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Highlights and Notes to Financial Statements.

VIRTUS ASSET TRUST

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

THROUGHOUT THE PERIODS INDICATED.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)		Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Seix Short-Term Bond Fund
Class I
Period Ended September 30, 2017^	$9.92	0.05	0.01	0.06	(0.06)	—	—	(0.06)	9.92	$28,165	0.58%		0.60%	0.85%	1.04%	101%
Year Ended March 31, 2017	9.98	0.08	(0.06)	0.02	(0.08)	—	—	(0.08)	9.92	52,024	0.23		0.60	0.69	0.77	129
Year Ended March 31, 2016	9.98	0.06	0.01	0.07	(0.07)	—	—	(0.07)	9.98	49,749	0.68		0.60	0.68	0.58	87
Year Ended March 31, 2015	9.95	0.05	0.04	0.09	(0.06)	—	—	(0.06)	9.98	50,689	0.93		0.60	0.67	0.52	199
Year Ended March 31, 2014	10.00	0.12	(0.05)	0.07	(0.12)	—	—	(0.12)	9.95	38,400	0.75		0.58	0.58	1.22	79
Year Ended March 31, 2013	9.99	0.15	0.01	0.16	(0.15)	—	—	(0.15)	10.00	78,383	1.65		0.48	0.48	1.51	128

Class A
Period Ended September 30, 2017^	$9.95	0.04	0.01	0.05	(0.05)	—	—	(0.05)	9.95	$2,203	0.48%		0.80%	0.97%	0.87%	101%
Year Ended March 31, 2017	10.01	0.06	(0.06)	—	(0.06)	—	—	(0.06)	9.95	2,308	0.03		0.80	0.80	0.58	129
Year Ended March 31, 2016	10.00	0.04	0.02	0.06	(0.05)	—	—	(0.05)	10.01	2,104	0.58		0.80	0.81	0.38	87
Year Ended March 31, 2015	9.98	0.04	0.02	0.06	(0.04)	—	—	(0.04)	10.00	2,316	0.63		0.80	0.81	0.37	199
Year Ended March 31, 2014	10.03	0.10	(0.05)	0.05	(0.10)	—	—	(0.10)	9.98	2,748	0.54		0.78	0.80	1.00	79
Year Ended March 31, 2013	10.02	0.13	0.01	0.14	(0.13)	—	—	(0.13)	10.03	2,069	1.40		0.73	0.74	1.27	128

Class C
Period Ended September 30, 2017^	$9.94	0.01	— (g)	0.01	(0.01)	—	—	(0.01)	9.94	$1,090	0.05%		1.44%	1.59%	0.22%	101%
Year Ended March 31, 2017	10.00	— (g)	(0.06)	(0.06)	—	—	—	—	9.94	1,310	(0.57	)(e)	1.40	1.57	(0.03)	129
Year Ended March 31, 2016	10.00	(0.01)	0.01	—	— (g)	—	—	— (g)	10.00	1,742	—		1.29	1.58	(0.10)	87
Year Ended March 31, 2015	9.97	(0.01)	0.04	0.03	— (g)	—	—	— (g)	10.00	1,730	0.31		1.22	1.58	(0.06)	199
Year Ended March 31, 2014	10.02	0.02	(0.04)	(0.02)	(0.03)	—	—	(0.03)	9.97	1,899	(0.24)		1.56	1.56	0.23	79
Year Ended March 31, 2013	10.01	0.05	0.01	0.06	(0.05)	—	—	(0.05)	10.02	2,425	0.65		1.48	1.48	0.52	128
Seix Short-Term Municipal Bond Fund
Class I
Period Ended September 30, 2017^	$9.93	0.04	0.03	0.07	(0.04)	—	—	(0.04)	9.96	$32,523	0.73%		0.48%	0.77%	0.84%	35%
Year Ended March 31, 2017	9.98	0.08	(0.04)	0.04	(0.08)	—	(0.01)	(0.09)	9.93	26,710	0.40		0.48	0.66	0.75	59
Year Ended March 31, 2016	10.00	0.04	— (g)	0.04	(0.04)	—	(0.02)	(0.06)	9.98	32,184	0.41		0.51	0.62	0.41	82
Year Ended March 31, 2015	9.99	0.04	0.08	0.12	(0.04)	—	(0.07)	(0.11)	10.00	38,669	1.21		0.55	0.62	0.42	148
Year Ended March 31, 2014	10.01	0.02	0.01	0.03	(0.02)	—	(0.03)	(0.05)	9.99	30,852	0.37		0.54	0.71	0.21	260
Year Ended March 31, 2013	10.73	0.05	0.27	0.32	(0.06)	—	(0.98)	(1.04)	10.01	11,121	3.01		0.58	0.91	0.52	199

Class A
Period Ended September 30, 2017^	$9.93	0.03	0.03	0.06	(0.03)	—	—	(0.03)	9.96	$1,847	0.64%		0.66%	0.87%	0.66%	35%
Year Ended March 31, 2017	9.98	0.05	(0.03)	0.02	(0.06)	—	(0.01)	(0.07)	9.93	1,810	0.26		0.65	0.74	0.54	59
Year Ended March 31, 2016	10.00	0.02	— (g)	0.02	(0.02)	—	(0.02)	(0.04)	9.98	7,354	0.23		0.67	0.72	0.24	82
Year Ended March 31, 2015	9.99	0.03	0.08	0.11	(0.03)	—	(0.07)	(0.10)	10.00	3,863	1.06		0.70	0.75	0.26	148
Year Ended March 31, 2014	10.01	0.01	0.01	0.02	(0.01)	—	(0.03)	(0.04)	9.99	5,900	0.25		0.65	0.82	0.10	260
Year Ended March 31, 2013	10.73	0.04	0.26	0.30	(0.04)	—	(0.98)	(1.02)	10.01	3,694	2.86		0.73	1.04	0.39	199

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Highlights and Notes to Financial Statements.

VIRTUS ASSET TRUST

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

THROUGHOUT THE PERIODS INDICATED.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Seix Total Return Bond Fund
Class I
Period Ended September 30, 2017^	$10.42	0.12	0.04	0.16	(0.11)	—	—	(0.11)	10.47	$726,826	1.67%	0.47%	0.52%	2.21%	111%
Year Ended March 31, 2017	10.67	0.22	(0.07)	0.15	(0.23)	—	(0.17)	(0.40)	10.42	790,997	1.44 (e)	0.46	0.46	2.10	210
Year Ended March 31, 2016	10.75	0.19	(0.05)	0.14	(0.21)	—	(0.01)	(0.22)	10.67	971,159	1.35 (e)	0.45	0.45	1.82	181
Year Ended March 31, 2015	10.43	0.23	0.34	0.57	(0.25)	—	—	(0.25)	10.75	972,117	5.47	0.44	0.44	2.17	173
Year Ended March 31, 2014	10.79	0.22	(0.26)	(0.04)	(0.22)	—	(0.10)	(0.32)	10.43	1,022,101	(0.31)	0.41	0.41	2.12	217
Year Ended March 31, 2013	10.77	0.18	0.25	0.43	(0.21)	—	(0.20)	(0.41)	10.79	1,204,228	4.01	0.39	0.40	1.69	139

Class A
Period Ended September 30, 2017^	$10.77	0.10	0.06	0.16	(0.10)	—	—	(0.10)	10.83	$13,858	1.53%	0.71%	0.78%	1.92%	111%
Year Ended March 31, 2017	11.02	0.20	(0.06)	0.14	(0.22)	—	(0.17)	(0.39)	10.77	27,284	1.22	0.70	0.70	1.85	210
Year Ended March 31, 2016	11.11	0.17	(0.06)	0.11	(0.19)	—	(0.01)	(0.20)	11.02	32,366	1.02	0.71	0.71	1.55	181
Year Ended March 31, 2015	10.77	0.21	0.35	0.56	(0.22)	—	—	(0.22)	11.11	43,401	5.28	0.71	0.71	1.90	173
Year Ended March 31, 2014	11.15	0.20	(0.28)	(0.08)	(0.20)	—	(0.10)	(0.30)	10.77	41,134	(0.70)	0.70	0.70	1.82	217
Year Ended March 31, 2013	11.12	0.16	0.25	0.41	(0.18)	—	(0.20)	(0.38)	11.15	50,279	3.76	0.66	0.68	1.42	139

Class R
Period Ended September 30, 2017^	$10.42	0.08	0.06	0.14	(0.08)	—	—	(0.08)	10.48	$35,726	1.36%	1.07%	1.11%	1.60%	111%
Year Ended March 31, 2017	10.67	0.16	(0.07)	0.09	(0.17)	—	(0.17)	(0.34)	10.42	39,541	0.83	1.06	1.06	1.48	210
Year Ended March 31, 2016	10.75	0.13	(0.05)	0.08	(0.15)	—	(0.01)	(0.16)	10.67	50,402	0.74	1.06	1.06	1.21	181
Year Ended March 31, 2015	10.43	0.17	0.33	0.50	(0.18)	—	—	(0.18)	10.75	64,539	4.83	1.05	1.06	1.56	173
Year Ended March 31, 2014	10.80	0.16	(0.27)	(0.11)	(0.16)	—	(0.10)	(0.26)	10.43	72,556	(1.02)	1.03	1.07	1.52	217
Year Ended March 31, 2013	10.78	0.12	0.25	0.37	(0.15)	—	(0.20)	(0.35)	10.80	72,697	3.34	0.96	1.05	1.11	139

Class R6*
Period Ended September 30, 2017^	$10.42	0.13	0.05	0.18	(0.12)	—	—	(0.12)	10.48	$142,400	1.75%	0.32%	0.38%	2.44%	111%
Year Ended March 31, 2017	10.67	0.25	(0.08)	0.17	(0.25)	—	(0.17)	(0.42)	10.42	101,022	1.58	0.31	0.31	2.40	210
Year Ended March 31, 2016	10.75	0.21	(0.06)	0.15	(0.22)	—	(0.01)	(0.23)	10.67	56,133	1.49	0.31	0.31	1.95	181
Period Ended March 31, 2015(i)	10.56	0.16	0.20	0.36	(0.17)	—	—	(0.17)	10.75	71,520	3.39	0.31	0.31	2.20	173
Seix U.S. Government Securities Ultra-Short Bond Fund
Class I
Period Ended September 30, 2017^	$10.03	0.06	—	0.06	(0.07)	—	—	(0.07)	10.02	$1,354,580	0.56%	0.42%	0.47%	1.13%	30%
Year Ended March 31, 2017	10.03	0.07	0.03	0.10	(0.10)	—	—	(0.10)	10.03	1,367,242	0.98	0.42	0.42	0.72	77
Year Ended March 31, 2016	10.12	0.06	(0.07)	(0.01)	(0.08)	—	—	(0.08)	10.03	1,557,899	(0.11)	0.41	0.41	0.57	52
Year Ended March 31, 2015	10.12	0.06	0.02	0.08	(0.08)	—	—	(0.08)	10.12	1,665,888	0.77	0.39	0.39	0.55	34
Year Ended March 31, 2014	10.17	0.03	(0.02)	0.01	(0.06)	—	—	(0.06)	10.12	1,993,215	0.13	0.38	0.38	0.31	36
Year Ended March 31, 2013	10.14	0.03	0.08	0.11	(0.08)	—	—	(0.08)	10.17	2,331,913	1.10	0.36	0.36	0.29	137

Class R6*
Period Ended September 30, 2017^	$10.04	0.06	—	0.06	(0.07)	—	—	(0.07)	10.03	$58,614	0.64%	0.26%	0.32%	1.29%	30%
Period Ended March 31, 2017(j)	10.04	0.08	—	0.08	(0.08)	—	—	(0.08)	10.04	32,657	0.77 (e)	0.26	0.26	1.12	77

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Highlights and Notes to Financial Statements.

VIRTUS ASSET TRUST

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

THROUGHOUT THE PERIODS INDICATED.

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)		Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Seix U.S. Mortgage Fund
Class I
Period Ended September 30, 2017^		$11.12	0.09	0.08	0.17	(0.13)	—	—	(0.13)	11.16	$18,800	1.78%		0.70%	1.02%	1.55%	55%
Year Ended March 31, 2017		11.33	0.07	(0.04)	0.03	(0.20)	—	(0.04)	(0.24)	11.12	17,620	0.24	(e)	0.70	0.86	0.66	118
Year Ended March 31, 2016		11.32	0.12	0.09	0.21	(0.20)	—	—	(0.20)	11.33	25,068	1.84		0.70	0.86	1.03	223
Year Ended March 31, 2015		10.90	0.19	0.48	0.67	(0.25)	—	—	(0.25)	11.32	3,650	6.16		0.69	1.26	1.75	165
Year Ended March 31, 2014		11.16	0.12	(0.16)	(0.04)	(0.22)	—	—	(0.22)	10.90	3,692	(0.38)		0.66	1.10	1.08	236
Year Ended March 31, 2013		11.09	0.04	0.21	0.25	(0.18)	—	—	(0.18)	11.16	8,851	2.26		0.66	0.85	0.37	163

Class A
Period Ended September 30, 2017^		$11.10	0.08	0.08	0.16	(0.12)	—	—	(0.12)	11.14	$2,576	1.68%		0.90%	1.30%	1.34%	55%
Year Ended March 31, 2017		11.31	0.05	(0.04)	0.01	(0.18)	—	(0.04)	(0.22)	11.10	3,594	0.04	(e)	0.90	0.98	0.41	118
Year Ended March 31, 2016		11.29	0.08	0.11	0.19	(0.17)	—	—	(0.17)	11.31	6,560	1.72		0.90	1.10	0.76	223
Year Ended March 31, 2015		10.88	0.16	0.47	0.63	(0.22)	—	—	(0.22)	11.29	5,201	5.86		0.89	1.43	1.45	165
Year Ended March 31, 2014		11.14	0.11	(0.18)	(0.07)	(0.19)	—	—	(0.19)	10.88	1,721	(0.58)		0.86	1.27	1.02	236
Year Ended March 31, 2013		11.07	0.02	0.21	0.23	(0.16)	—	—	(0.16)	11.14	2,271	2.06		0.86	1.05	0.15	163

Class C
Period Ended September 30, 2017^		$11.11	0.04	0.09	0.13	(0.08)	—	—	(0.08)	11.16	$3,840	1.32%		1.60%	1.79%	0.64%	55%
Year Ended March 31, 2017		11.33	(0.03)	(0.06)	(0.09)	(0.09)	—	(0.04)	(0.13)	11.11	4,301	(0.79	)(e)	1.65	1.71	(0.26)	118
Year Ended March 31, 2016		11.32	— (g)	0.10	0.10	(0.09)	—	—	(0.09)	11.33	5,478	0.88		1.65	1.79	0.01	223
Year Ended March 31, 2015		10.90	0.09	0.47	0.56	(0.14)	—	—	(0.14)	11.32	3,989	5.15		1.65	2.15	0.79	165
Year Ended March 31, 2014		11.16	0.03	(0.18)	(0.15)	(0.11)	—	—	(0.11)	10.90	4,780	(1.36)		1.66	2.04	0.23	236
Year Ended March 31, 2013		11.09	(0.07)	0.21	0.14	(0.07)	—	—	(0.07)	11.16	6,039	1.25		1.66	1.84	(0.65)	163
Seix Ultra-Short Bond Fund
Class I
Period Ended September 30, 2017^		$9.96	0.07	0.01	0.08	(0.07)	—	—	(0.07)	9.97	$60,220	0.83%		0.43%	0.54%	1.43%	35%
Year Ended March 31, 2017		9.93	0.10	0.04	0.14	(0.11)	—	—	(0.11)	9.96	87,344	1.41		0.40	0.40	1.05	142
Year Ended March 31, 2016		9.97	0.08	(0.04)	0.04	(0.08)	—	—	(0.08)	9.93	104,950	0.42		0.38	0.38	0.77	59
Year Ended March 31, 2015		9.98	0.06	— (g)	0.06	(0.07)	—	—	(0.07)	9.97	142,680	0.55		0.37	0.37	0.57	54
Year Ended March 31, 2014		9.98	0.07	0.01	0.08	(0.08)	—	—	(0.08)	9.98	122,053	0.76		0.35	0.35	0.65	134
Year Ended March 31, 2013		9.95	0.10	0.04	0.14	(0.11)	—	—	(0.11)	9.98	109,224	1.39		0.33	0.33	0.98	127
Seix Virginia Intermediate
Municipal Bond Fund
Class I
Period Ended September 30, 2017^	$	9.55	0.12	0.12	0.24	(0.12)	—	(0.10)	(0.22)	9.57	$41,311	2.51%		0.65%	0.82%	2.40%	22%
Year Ended March 31, 2017		10.06	0.24	(0.23)	0.01	(0.24)	—	(0.28)	(0.52)	9.55	45,969	0.13		0.65	0.70	2.41	49
Year Ended March 31, 2016		10.24	0.24	0.08	0.32	(0.24)	—	(0.26)	(0.50)	10.06	64,653	3.30		0.65	0.68	2.38	48
Year Ended March 31, 2015		10.12	0.25	0.21	0.46	(0.25)	—	(0.09)	(0.34)	10.24	119,103	4.54		0.65	0.65	2.42	59
Year Ended March 31, 2014		10.54	0.29	(0.32)	(0.03)	(0.29)	—	(0.10)	(0.39)	10.12	120,600	(0.20)		0.58	0.58	2.83	65
Year Ended March 31, 2013		10.63	0.31	0.08	0.39	(0.31)	—	(0.17)	(0.48)	10.54	144,889	3.70		0.59	0.59	2.93	33

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Highlights and Notes to Financial Statements.

VIRTUS ASSET TRUST

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

THROUGHOUT THE PERIODS INDICATED.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Seix Virginia Intermediate
Municipal Bond Fund (Continued)
Class A
Period Ended September 30, 2017^	$9.55	0.11	0.12	0.23	(0.11)	—	(0.10)	(0.21)	9.57	$3,656	2.43%	0.80%	0.93%	2.26%	22%
Year Ended March 31, 2017	10.06	0.23	(0.23)	—	(0.23)	—	(0.28)	(0.51)	9.55	3,624	(0.01)	0.79	0.79	2.28	49
Year Ended March 31, 2016	10.23	0.23	0.09	0.32	(0.23)	—	(0.26)	(0.49)	10.06	4,365	3.29	0.76	0.76	2.29	48
Year Ended March 31, 2015	10.11	0.24	0.21	0.45	(0.24)	—	(0.09)	(0.33)	10.23	5,152	4.45	0.74	0.74	2.34	59
Year Ended March 31, 2014	10.53	0.27	(0.32)	(0.05)	(0.27)	—	(0.10)	(0.37)	10.11	7,668	(0.35)	0.73	0.73	2.67	65
Year Ended March 31, 2013	10.63	0.30	0.07	0.37	(0.30)	—	(0.17)	(0.47)	10.53	10,996	3.45	0.74	0.74	2.78	33

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
^	Unaudited.
(a)	Per share data calculated using average shares outstanding method.
(b)	Total return excludes sales charge. Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Not annualized for periods less than one year.
(e)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the management’s discussion of Fund performance.
(f)	Class R6 (formerly IS) commenced operations on August 3, 2015 for the predecessor fund (see Note 1).
(g)	Rounds to less than $0.005 per share.
(h)	Class R6 (formerly IS) commenced operations on February 2, 2015 for the predecessor fund (see Note 1).
(i)	Class R6 (formerly IS) commenced operations on August 1, 2014 for the predecessor fund (see Note 1).
(j)	Class R6 (formerly IS) commenced operations on August 1, 2016 for the predecessor fund (see Note 1).
(k)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to $0.00 per share and 0.01% of average net assets, respectively.

See Notes to Financial Highlights and Notes to Financial Statements.

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2017 (Unaudited)

1.	Organization

Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report, 26 funds of the Trust are offered for sale, of which 17 (each a “Fund”) are reported in this semi-annual report. Each Fund has a distinct investment objective and is diversified.

Before each Fund identified below commenced operations, all of the property, assets and liabilities of the corresponding Predecessor Fund identified below were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a “RidgeWorth Reorganization”) between the Trust, on behalf of the Funds, and RidgeWorth Funds, on behalf of the Predecessor Funds. As a result of each RidgeWorth Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for dates prior to the RidgeWorth Reorganizations is that of the Predecessor Funds.

Predecessor Fund	Fund
RidgeWorth Seix Core Bond Fund	Seix Core Bond Fund
RidgeWorth Seix Corporate Bond Fund	Seix Corporate Bond Fund
RidgeWorth Seix Floating Rate High Income Fund	Seix Floating Rate High Income Fund
RidgeWorth Seix Georgia Tax-Exempt Bond Fund	Seix Georgia Tax-Exempt Bond Fund
RidgeWorth Seix High Grade Municipal Bond Fund	Seix High Grade Municipal Bond Fund
RidgeWorth Seix High Income Fund	Seix High Income Fund
RidgeWorth Seix High Yield Fund	Seix High Yield Fund
RidgeWorth Seix Investment Grade Tax-Exempt Bond Fund	Seix Investment Grade Tax-Exempt Bond Fund
RidgeWorth Seix Limited Duration Fund	Seix Limited Duration Fund
RidgeWorth Seix North Carolina Tax-Exempt Bond Fund	Seix North Carolina Tax-Exempt Bond Fund
RidgeWorth Seix Short-Term Bond Fund	Seix Short-Term Bond Fund
RidgeWorth Seix Short-Term Municipal Bond Fund	Seix Short-Term Municipal Bond Fund
RidgeWorth Seix Total Return Bond Fund	Seix Total Return Bond Fund
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
RidgeWorth Seix U.S. Mortgage Fund	Seix U.S. Mortgage Fund
RidgeWorth Seix Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
RidgeWorth Seix Virginia Intermediate Municipal Bond Fund	Seix Virginia Intermediate Municipal Bond Fund

The Funds have the following investment objectives:

Fund	Investment Objective(s)
Seix Core Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation
Seix Corporate Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation
Seix Floating Rate High Income Fund	Attempting to provide a high level of current income
Seix Georgia Tax-Exempt Bond Fund	Seeking current income exempt from federal and state income taxes for Georgia residents consistent with capital preservation
Seix High Grade Municipal Bond Fund	Seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation
Seix High Income Fund	Seeking high current income and, secondarily, total return (comprised of capital appreciation and income)
Seix High Yield Fund	Seeking high income and, secondarily, capital appreciation
Seix Investment Grade Tax-Exempt Bond Fund	Seeking to maximize high total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation
Seix Limited Duration Fund	Seeking current income, while preserving liquidity and principal
Seix North Carolina Tax-Exempt Bond Fund	Seeking current income exempt from federal and state income taxes for North Carolina residents consistent with capital preservation
Seix Short-Term Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation
Seix Short-Term Municipal Bond Fund	Seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

Fund	Investment Objective(s)
Seix Total Return Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation
Seix U.S. Government Securities Ultra-Short Bond Fund	Seeking to maximize current income consistent with capital preservation
Seix U.S. Mortgage Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation
Seix Ultra-Short Bond Fund	Seeking to maximize current income consistent with capital preservation
Seix Virginia Intermediate Municipal Bond Fund	Seeking current income exempt from federal and state income taxes for Virginia residents consistent with capital preservation

There	is no guarantee that a Fund will achieve its objective(s).

The Seix Limited Duration Fund and Seix Ultra-Short Bond Fund offer Class I shares only. The Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Virginia Intermediate Bond Fund offer Class I shares and Class A shares. The Seix U.S. Government Securities Ultra-Short Bond Fund offers Class I shares and Class R6 shares. The Seix Core Bond Fund, Seix High Income Fund, Seix High Yield Fund and Seix Total Return Bond Fund offer Class I shares, Class A shares, Class R shares and Class R6 shares. The Seix Floating Rate High Income Fund offers Class I shares, Class A shares, Class C shares and Class R6 shares. The remaining Funds offer Class I shares, Class A shares and Class C shares.

Class A shares of the Funds are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 12 months for the Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond Fund and Seix U.S. Mortgage Fund, and 18 months for all other funds. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares, Class R shares, and Class R6 shares are sold without a front-end sales charge or CDSC.

Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low Balance Account Fees” in each Fund’s Statements of Operations for the period, as applicable.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each Class of shares.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

(a) Investment Valuation — Security valuation procedures for each Fund, which include nightly price variance as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

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NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities by each major security type as of September 30, 2017:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seix Core Bond Fund
Assets
Asset-Backed Securities[1]	$—	$11,602,930	$—	$11,602,930
Collateralized Mortgage Obligations[1]	—	12,634,642	—	12,634,642
Corporate Bonds[1]	—	44,323,506	—	44,323,506
U.S. Government Agency Mortgages[1]	—	43,826,171	—	43,826,171
U.S. Treasury Obligation[1]	—	103,363,562	—	103,363,562
Money Market Fund	3,175,801	—	—	3,175,801

Total Investments	3,175,801	215,750,811	—	218,926,612

Seix Corporate Bond Fund
Assets
Corporate Bonds[1]	—	16,165,675	—	16,165,675
U.S. Treasury Obligation[1]	—	1,260,040	—	1,260,040
Foreign Government Bond[1]	—	398,487	—	398,487
Money Market Fund	381,080	—	—	381,080

Total Investments	381,080	17,824,202	—	18,205,282

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NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seix Floating Rate High Income Fund
Assets
Asset-Backed Securities[1]	$—	$7,677,108	$3,019,725	$10,696,833
Bank Loans[1]	—	5,785,989,120	—	5,785,989,120
Corporate Bonds[1]	—	184,824,545	37,822,686	222,647,231
Preferred Stock[1]	897,600	—	—	897,600
Rights[1]	431,200	—	—	431,200
Common Stocks[1]	5,397,753	—	6,743,571	12,141,324
Money Market Fund	395,124,792	—	—	395,124,792

Total Investments	401,851,345	5,978,490,773	47,585,982	6,427,928,100

Other Financial Instruments[3]
Unfunded Loan Commitments	—	684	—	684

Total Assets	401,851,345	5,978,491,457	47,585,982	6,427,928,784

Liabilities
Unfunded Loan Commitments	—	—	(42,877)	(42,877)

Total Liabilities	—	—	(42,877)	(42,877)

Seix Georgia Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	85,685,108	—	85,685,108
Money Market Fund	3,380,882	—	—	3,380,882

Total Investments	3,380,882	85,685,108	—	89,065,990

Seix High Grade Municipal Bond Fund
Assets
Municipal Bonds[2]	—	78,582,364	—	78,582,364
Money Market Fund	7,128,343	—	—	7,128,343

Total Investments	7,128,343	78,582,364	—	85,710,707

Seix High Income Fund
Assets
Bank Loans[1]	—	19,481,800	—	19,481,800
Corporate Bonds[1]	—	445,894,291	0	445,894,291
Convertible Preferred Stock[1]	605,954	—	—	605,954
Preferred Stock[1]	1,130,184	—	—	1,130,184
Warrants[1]	—	—	3,912	3,912
Common Stocks[1]	6,754,603	—	418,583	7,173,186
Money Market Fund	12,201,253	—	—	12,201,253

Total Investments	20,691,994	465,376,091	422,495	486,490,580

Seix High Yield Fund
Assets
Bank Loans[1]	—	21,489,682	—	21,489,682
Corporate Bonds[1]	—	442,339,391	—	442,339,391
Common Stock[1]	—	—	351,894	351,894
Money Market Fund	11,995,348	—	—	11,995,348

Total Investments	11,995,348	463,829,073	351,894	476,176,315

Seix Investment Grade Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	515,726,660	—	515,726,660
Money Market Fund	12,251,306	—	—	12,251,306

Total Investments	12,251,306	515,726,660	—	527,977,966

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NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seix Limited Duration Fund
Assets
Asset-Backed Securities[1]	$—	$1,166,828	$—	$1,166,828
Collateralized Mortgage Obligations[1]	—	3,842,826	—	3,842,826
U.S. Government Agency Mortgages[1]	—	1,539,958	—	1,539,958
Money Market Fund	257,589	—	—	257,589

Total Investments	257,589	6,549,612	—	6,807,201

Seix North Carolina Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	21,055,543	—	21,055,543
Money Market Fund	1,025,671	—	—	1,025,671

Total Investments	1,025,671	21,055,543	—	22,081,214

Seix Short-Term Bond Fund
Assets
Asset-Backed Securities[1]	—	4,451,248	—	4,451,248
Collateralized Mortgage Obligations[1]	—	4,253,665	367,650	4,621,315
Corporate Bonds[1]	—	11,518,210	—	11,518,210
U.S. Government Agency Mortgages[1]	—	2,044,271	—	2,044,271
U.S. Treasury Obligation[1]	—	8,422,746	—	8,422,746
Money Market Fund	338,995	—	—	338,995

Total Investments	338,995	30,690,140	367,650	31,396,785

Seix Short-Term Municipal Bond Fund
Assets
Municipal Bonds[2]	—	32,799,098	—	32,799,098
Money Market Fund	1,134,876	—	—	1,134,876

Total Investments	1,134,876	32,799,098	—	33,933,974

Seix Total Return Bond Fund
Assets
Asset-Backed Securities[1]	—	50,709,894	—	50,709,894
Collateralized Mortgage Obligations[1]	—	54,134,825	—	54,134,825
Corporate Bonds[1]	—	184,311,641	—	184,311,641
U.S. Government Agency Mortgages[1]	—	184,092,966	—	184,092,966
U.S. Treasury Obligation[1]	—	370,176,242	—	370,176,242
Foreign Government Bonds[1]	—	65,031,942	—	65,031,942
Money Market Fund	8,853,819	—	—	8,853,819

Total Investments	8,853,819	908,457,510	—	917,311,329

Other Financial Instruments[3]
Interest Rate Swaps Contracts	—	292,932	—	292,932
Forward Foreign Currency Contracts	—	686,712	—	686,712

Total Assets	8,853,819	909,437,154	—	918,290,973

Liabilities
Credit Default Swap Contracts	—	(1,234,442)	—	(1,234,442)
Forward Foreign Currency Contracts	—	(1,529,707)	—	(1,529,707)

Total Liabilities	—	(2,764,149)	—	(2,764,149)

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NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seix U.S. Government Securities Ultra-Short Bond Fund
Assets
Asset-Backed Security[1]	$—	$21,766,913	$—	$21,766,913
Collateralized Mortgage Obligations[1]	—	788,308,089	—	788,308,089
Municipal Bond[2]	—	9,743,049	—	9,743,049
U.S. Government Agencies[1]	—	24,496,358	—	24,496,358
U.S. Government Agency Mortgages[1]	—	525,929,197	—	525,929,197
U.S. Treasury Obligation[1]	—	999,744	—	999,744
Money Market Fund	32,412,345	—	—	32,412,345

Total Investments	32,412,345	1,371,243,350	—	1,403,655,695

Other Financial Instruments[3]
Futures Contracts	247,682	—	—	247,682

Total Assets	32,660,027	1,371,243,350	—	1,403,903,377

Seix U.S. Mortgage Fund
Assets
Collateralized Mortgage Obligations[1]	—	2,110,678	—	2,110,678
U.S. Government Agency Mortgages[1]	—	21,624,865	—	21,624,865
U.S. Treasury Obligation[1]	—	748,261	—	748,261
Money Market Fund	1,319,540	—	—	1,319,540

Total Investments	1,319,540	24,483,804	—	25,803,344

Seix Ultra-Short Bond Fund
Assets
Asset-Backed Securities[1]	—	6,431,281	—	6,431,281
Collateralized Mortgage Obligations[1]	—	7,177,433	—	7,177,433
Corporate Bonds[1]	—	31,022,745	—	31,022,745
U.S. Government Agency Mortgages[1]	—	14,610,492	—	14,610,492
U.S. Treasury Obligation[1]	—	49,987	—	49,987
Money Market Fund	544,687	—	—	544,687

Total Investments	544,687	59,291,938	—	59,836,625

Other Financial Instruments[3]
Futures Contracts	26,884	—	—	26,884

Total Assets	571,571	59,291,938	—	59,863,509

Seix Virginia Intermediate Municipal Bond Fund
Assets
Municipal Bonds[2]	—	42,360,013	—	42,360,013
Money Market Fund	2,451,691	—	—	2,451,691

Total Investments	2,451,691	42,360,013	—	44,811,704

[1]	Please see the Schedules of Portfolio Investments for Sector Classifications.
[2]	Please see the Schedules of Portfolio Investments for State Classifications.
[3]	Other Financial Instruments are derivative instruments and depreciation on unfunded loan commitments not reflected in the value of Total Investments in the Schedules of Portfolio Investments, such as credit default swaps, forward foreign currency contracts, futures and interest rate swaps, which are shown at the unrealized appreciation (depreciation) on the instrument.

There were no transfers between Level 1 and Level 2 related to securities held as of September 30, 2017.

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NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

The following is a reconciliation of investments as of September 30, 2017, in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 3/31/2017	Accrued Discounts	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales(b)	Transfers into Level 3(a)	Transfers out of Level 3(a)	Balance as of 9/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held as of 9/30/2017
Seix Floating Rate High Income Fund
Asset-Backed Securities
Other	$—	$—	$—	$—	$—	$—	$3,019,725	$—	$3,019,725	$—

Corporate Bonds
Oil & Gas	44,142,364	24,753	12,393	(1,082,452)	(649,804)	(4,624,568)	—	—	37,822,686	(1,082,452)

Common Stocks
Diversified Financial Services	—	—	—	—	—	—	3,125,460	—	3,125,460	—
Oil & Gas	—	—	—	—	—	—	3,618,111	—	3,618,111	—

	$—	$24,753	$12,393	$(1,082,452)	$(649,804)	$(4,624,568)	$9,763,296	$—	$47,585,982	$(1,082,452)

Unfunded Loan Commitments
Bank Loans	$—	$—	$—	$—	$—	$—	$4,550,000	$—	$4,550,000	$—

Seix High Income Fund
Warrants
Oil & Gas	$—	$—	$—	$—	$—	$—	$3,912	$—	$3,912	$—

Common Stocks
Oil & Gas	—	—	—	—	—	—	418,583	—	418,583	—

	$—	$—	$—	$—	$—	$—	$422,495	$—	$422,495	$—

Seix High Yield Fund
Common Stocks
Oil & Gas	$—	$—	$—	$—	$—	$—	$351,894	$—	$351,894	$—

	$—	$—	$—	$—	$—	$—	$351,894	$—	$351,894	$—

Seix Short-Term Bond Fund
Collateralized Mortgage Obligations
Commercial Mortgage Backed Securities	$—	$—	$—	$—	$—	$—	$367,650	$—	$367,650	$—

	$—	$—	$—	$—	$—	$—	$367,650	$—	$367,650	$—

(a)	“Transfers into and/or from” represent the ending value as of September 30, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydown on securities.

None of the securities in this table are internally fair valued. The Funds’ investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

(b) Security Transactions and Investment Income – Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(c) Distributions to Shareholders – Distributions are recorded by each Fund on the ex-dividend date. Each Fund’s income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

(d) Expenses and Share Class Accounting – Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro rata expenses of any underlying mutual funds in which the Fund invests.

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NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

(e) Securities Traded on a To-Be-Announced Basis – Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) When-issued Purchases and Forward Commitments (Delayed Delivery) – Certain Funds may engage in when-issued or forward commitment transactions. Transactions on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

(g) Bank Loans – Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade, and often involve borrowers that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

(h) Foreign Currency Translation – Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(i) Securities Lending – During the period, certain Funds were permitted to loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (“State Street”), as a third party lending agent. Under the terms of agreement, a Fund doing so was required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral was adjusted daily in connection with changes in the market value of securities on loan. Collateral may have consisted of cash and securities issued by the U.S. Government or its agencies. Cash collateral was invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker were recorded as income by a Fund net of fees and rebates charged by State Street for its services as securities lending agent and in connection with this securities lending program. Effective August 10, 2017, securities lending was suspended for the Funds.

For Seix High Income Fund the value of the security loan obligation is classified as follows as of September 30, 2017:

	Remaining Contractual Maturity of the Agreements As of September 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$187,710	$—	$—	$—	$187,710

Total Borrowings	$187,710	$—	$—	$—	$187,710

Gross amount of recognized liabilities for securities lending transactions					$187,710

(j) Restricted Securities – Certain Funds’ investments are restricted as to resale. All of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedules of Portfolio Investments. As of September 30, 2017, the Funds did not have any restricted securities.

(k) Credit and Market Risk – Certain Funds’ investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Foreign Investments – Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

For securities subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

(m) Other Risks – Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. A Fund’s concentration of investments in securities of issuers located in a specific region or state, subjects that Fund to the economic and government policies of the region or state, and may increase risk versus that of a fund whose investments are more diversified. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

(n) Federal and Other Taxes – Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

(o) Reclassification – GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

(p) Line of Credit – On September 22, 2017, the Funds terminated a committed unsecured revolving line of credit agreement (“LOC”) with a syndicate of banks which included State Street Bank and Trust Company (“State Street Bank”) and Royal Bank of Canada (“RBC”) in the aggregate amount of $200,000,000. The proceeds were permitted to be used only to (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of the Funds. The Funds paid a commitment fee on a pro rata basis to State Street Bank and RBC, in the amount of 0.17% per annum on the daily unused portion of the LOC. Borrowings under the LOC accrued interest at the higher of (a) the Federal Funds Rate, or (b) the one-month London Interbank Overnight Rate (LIBOR) Rate, plus 1.25% per annum. Generally, repayments were required to be made within 60 days of the borrowings. Commitment fees and interest expense paid to State Street Bank and RBC pursuant to this agreement are reflected on the Statements of Operations as a component of Other Fees.

The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.

Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Seix High Income Fund	$94	$1,372,500	2.48%	1
Seix High Yield Fund	110	1,601,584	2.46	1
Seix Limited Duration Fund	64	249,242	2.30	4

On September 18, 2017, the Funds and other affiliated funds (with the exception of Newfleet Senior Floating Rate Fund and Newfleet Credit Opportunities Fund) entered into a $250,000,000 unsecured line of credit of which $100,000,000 is available for utilization by the Virtus Seix Floating Rate Fund and the remaining $150,000,000 is available for utilization by the remaining Funds and other affiliated funds. This line of credit is with a commercial bank and allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each Fund’s total net assets in accordance with the terms of the agreement. This line of credit has a term of 364 days. Interest is charged at the higher of the London Interbank Offered Rate (LIBOR) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this line of credit upon certain circumstances such as an event of default.

3.	Derivative Financial Instruments

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

(a) Futures Contracts – A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts.

During the fiscal period, Seix U.S Government Securities and Ultra-Short Fund and Seix Ultra-Short Bond Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks to each such Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) each Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

(b) Forward Foreign Currency Exchange Contracts – A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

During the fiscal period, Seix Total Return Bond Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

(c) Swaps – Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swaps at value”. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.

Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

Securities deposited as margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for swaps”.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

During the fiscal period, Seix Total Return Bond Fund utilized credit index swaps to gain exposure to a credit or asset-backed index.

Interest rate swaps – Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time.

Certain Funds may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

During the fiscal period, Seix Total Return Bond Fund utilized interest rate swaps to gain exposure to interest rates or to hedge interest rate risk within its portfolio.

The fair value of derivative instruments not accounted for as hedging instruments on the Statements of Assets and Liabilities and the effect of derivative instruments not accounted for as hedging instruments, on the Statements of Operations as of September 30, 2017, are presented in the table below:

	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Seix Total Return Bond Fund
Asset Derivatives
Swap Contracts*	$—	$—	$292,932	$292,932
Forward Contracts*	—	686,712	—	686,712

Total Value	$—	$686,712	$292,932	$979,644

Liability Derivatives
Swap Contracts^	$(1,234,442)	$—	$—	$(1,234,442)
Forward Contracts^	—	(1,529,707)	—	(1,529,707)

Total Value	$(1,234,442)	$(1,529,707)	$—	$(2,764,149)

Realized Gain (Loss)#
Swap Contracts	$(1,909,232)	$—	$(45,986)	$(1,955,218)
Forward Contracts	—	(928,003)	—	(928,003)

Total Realized Gain (Loss)	$(1,909,232)	$(928,003)	$(45,986)	$(2,883,221)

Change in Unrealized Appreciation (Depreciation)##
Swap Contracts	$(1,247,691)	$—	$292,932	$(954,759)
Forward Contracts	—	(96,214)	—	(96,214)

Total Change in Appreciation (Depreciation)	$(1,247,691)	$(96,214)	$292,932	$(1,050,973)

Average Number of Contracts, Notional Amounts or Shares+
Swap Contracts	107,562,500	—	820,000,000	927,562,500
Forward Currency Contracts	—	88,324,925	—	88,324,925

Seix U.S. Government Securities Ultra-Short Bond Fund
Asset Derivatives
Futures Contracts*	$—	$—	$247,682	$247,682

Total Value	$—	$—	$247,682	$247,682

Realized Gain (Loss)#
Futures Contracts	$—	$—	$(450,586)	$(450,586)

Total Realized Gain (Loss)	$—	$—	$(450,586)	$(450,586)

Change in Unrealized Appreciation (Depreciation)##
Futures Contracts	$—	$—	$336,289	$336,289

Total Change in Appreciation (Depreciation)	$—	$—	$336,289	$336,289

Average Number of Contracts, Notional Amounts or Shares+
Futures Short Contracts	—	—	(468)	(468)

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Seix Ultra-Short Bond Fund
Asset Derivatives
Futures Contracts*	$—	$—	$26,884	$26,884

Total Value	$—	$—	$26,884	$26,884

Realized Gain (Loss)#
Futures Contracts	$—	$—	$(34,413)	$(34,413)

Total Realized Gain (Loss)	$—	$—	$(34,413)	$(34,413)

Change in Unrealized Appreciation (Depreciation)##
Futures Contracts	$—	$—	$39,924	$39,924

Total Change in Appreciation (Depreciation)	$—	$—	$39,924	$39,924

Average Number of Contracts, Notional Amounts or Shares+
Futures Short Contracts	—	—	(67)	(67)

*    Statements of Assets and Liabilities location: Unrealized Appreciation on Swap Contracts and Unrealized Appreciation on Forward Foreign Currency Contracts, as applicable. Futures Contracts value represents cumulative unrealized appreciation. Only the current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

^    Statements of Assets and Liabilities location: Unrealized Depreciation on Swap Contracts and Unrealized Depreciation on Forward Foreign Currency Contracts, as applicable. Futures Contracts value represents cumulative unrealized depreciation. Only the current day’s variation margin on futures contracts and centrally cleared swaps is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

# Statements of Operations location: Net Realized Gain (Loss) from: Futures Contracts, Swap Contracts, or Forward Foreign Currency Contracts, as applicable.
## Statements of Operations location: Net Change in Unrealized Appreciation (Depreciation) on: Futures Contracts, Swap Contracts, or Forward Foreign Currency Contracts, as applicable.

+    Amount(s) disclosed represent the average number of contracts for futures contracts, notional amounts for forward foreign currency contracts and swap contracts, which are indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended September 30, 2017.

(d) Derivative Risks – A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

(e) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments – Certain Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. While the Funds’ subadviser

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

attempts to mitigate counterparty risk, market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

(f) Collateral Requirements and Master Netting Agreements (“MNA”) – For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At September 30, 2017, the Funds’ derivative assets and liabilities (by type) are as follows:

	Gross Amounts of Assets/Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Collateral (Received)/Pledged(b)	Net Amount of Derivative Assets/ Liabilities
Seix Total Return Bond Fund
Assets Counterparty
JPMorgan	$979,644	$—	$—	$979,644

	$979,644	$—	$—	$979,644

Liabilities
JPMorgan (CME)	$7,214,013	$—	$—	$7,214,013
JPMorgan	1,529,707	—	—	1,529,707

	$8,743,720	$—	$—	$8,743,720

(a)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Asset and Liabilities.
(b)	The amount presented here may be less than the total amount of collateral received/pledged, as the net amount of the derivative assets and liabilities for a counterparty cannot be less than $0.

4.	Investment Adviser and Other Service Providers

Investment Adviser – Virtus Fund Advisers, LLC (formerly, RidgeWorth Capital Management LLC) (“Investment Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), serves as the investment adviser to the Funds. The Trust and the Investment Adviser have entered into an investment advisory agreement (“Advisory Agreement”). Seix Investment Advisors LLC (“subadviser”), the Funds’ subadviser, is an indirect, wholly owned subsidiary of Virtus. The Investment Adviser pays the Subadviser out of the investment advisory fees it receives from the Funds.

Under the terms of the Advisory Agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on the average daily net assets of each Fund up to $500 million. A discount of 5% applies on the next $500 million, a discount of 10% applies on the next $4 billion and a discount of 15% applies on amounts over $5 billion. Fee rates for the period ended September 30, 2017 were as follows:

Fund	Maximum Advisory Fee	Discounted Annual Advisory Fee	Advisory Fees Waived*	Net Annual fees Paid**
Seix Core Bond Fund	0.25%	0.25%	—%	0.25%
Seix Corporate Bond Fund	0.40	0.40	(0.05)	0.35
Seix Floating Rate High Income Fund	0.45	0.41	—	0.41
Seix Georgia Tax-Exempt Bond Fund	0.50	0.50	—	0.50
Seix High Grade Municipal Bond Fund	0.50	0.50	—	0.50
Seix High Income Fund	0.55	0.55	(0.01)	0.54
Seix High Yield Fund	0.45	0.45	—	0.45
Seix Investment Grade Tax-Exempt Bond Fund	0.50	0.50	—	0.50
Seix Limited Duration Fund	0.10	0.10	—	0.10
Seix North Carolina Tax-Exempt Bond Fund	0.50	0.50	(0.03)	0.47
Seix Short-Term Bond Fund	0.40	0.40	—	0.40
Seix Short-Term Municipal Bond Fund	0.35	0.35	(0.06)	0.29
Seix Total Return Bond Fund	0.25	0.24	—	0.24

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

Fund	Maximum Advisory Fee	Discounted Annual Advisory Fee	Advisory Fees Waived*	Net Annual fees Paid**
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20%	0.19%	—%	0.19%
Seix U.S. Mortgage Fund	0.40	0.40	(0.05)	0.35
Seix Ultra-Short Bond Fund	0.22	0.22	—	0.22
Seix Virginia Intermediate Municipal Bond Fund	0.50	0.50	—	0.50

*	See additional information below related to contractual expense limitations.
**	Aggregate annual fees paid to the Investment Adviser, who pays the Subadviser a portion of the fees for its services to the Funds.
Amounts	designated as “–” are 0%.

The Investment Adviser may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. The Investment Adviser has contractually agreed to limit the annual operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), and acquired fund fees and expenses (if any)) of the share classes of each Fund so that those expenses do not exceed, on an annualized basis, the following amounts through July 31, 2019 (expressed as a percentage of daily net assets) as noted below:

	Contractual Expense Limitations
Fund	Class I	Class A	Class C	Class R	Class R6*
Seix Core Bond Fund**	0.50%	0.64%	N/A	0.91%	0.36%
Seix Corporate Bond Fund	0.70	0.95	1.65%	N/A	N/A
Seix Floating Rate High Income Fund**	0.62	0.94	1.52	N/A	0.52
Seix Georgia Tax-Exempt Bond Fund**	0.65	0.75	N/A	N/A	N/A
Seix High Grade Municipal Bond Fund	0.65	0.80	N/A	N/A	N/A
Seix High Income Fund**	0.80	1.03	N/A	1.22	0.64
Seix High Yield Fund**	0.64	0.82	N/A	1.04	0.53
Seix Investment Grade Tax-Exempt Bond Fund	0.65	0.80	N/A	N/A	N/A
Seix Limited Duration Fund	0.35	N/A	N/A	N/A	N/A
Seix North Carolina Tax-Exempt Bond Fund	0.65	0.80	N/A	N/A	N/A
Seix Short-Term Bond Fund**	0.60	0.80	1.57	N/A	N/A
Seix Short-Term Municipal Bond Fund**	0.48	0.65	N/A	N/A	N/A
Seix Total Return Bond Fund**	0.46	0.70	N/A	1.06	0.31
Seix U.S. Government Securities Ultra-Short Bond Fund**	0.41	N/A	N/A	N/A	0.26
Seix U.S. Mortgage Fund	0.70	0.90	1.65	N/A	N/A
Seix Ultra-Short Bond Fund**	0.40	N/A	N/A	N/A	N/A
Seix Virginia Intermediate Municipal Bond Fund**	0.65	0.79	N/A	N/A	N/A

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
**	For the period ended May 30, 2017, the Contractual Expense Limitations were as follows:

Fund	Class I	Class A	Class C	Class R	Class R6*
Seix Core Bond Fund	0.54%	0.75%	N/A	1.05%	0.44%
Seix Floating Rate High Income Fund	0.72	1.00	1.60%	N/A	0.60
Seix Georgia Tax-Exempt Bond Fund	0.65	0.80	N/A	N/A	N/A
Seix High Income Fund	0.85	1.10	N/A	1.50	0.70
Seix High Yield Fund	0.70	0.90	N/A	1.30	0.64
Seix Short-Term Bond Fund	0.60	0.80	1.58	N/A	N/A
Seix Short-Term Municipal Bond Fund	0.48	0.68	N/A	N/A	N/A
Seix Total Return Bond Fund	0.54	0.75	N/A	1.15	0.44
Seix U.S. Government Securities Ultra-Short Bond Fund	0.46	N/A	N/A	N/A	0.40
Seix Ultra-Short Bond Fund	0.46	N/A	N/A	N/A	N/A
Seix Virginia Intermediate Municipal Bond Fund	0.65	0.80	N/A	N/A	N/A

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.

Under the Expense Limitation Agreement, the Investment Adviser may retain the difference between the contractual expense limitation identified above and the actual total expenses to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of such waivers or reimbursements. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed, if lower, the contractual expense limitation in place at the time of the waiver or reimbursement.

Under certain circumstances, the Investment Adviser may choose to voluntarily waive fees. In the event that the Investment Adviser voluntarily waives any fees, these waived fees are not subject to recoupment by the Investment Adviser. The Investment Adviser has voluntarily undertaken to reduce and/or subsidize certain expenses of the Seix Limited Duration Fund, Seix Short-Term Bond Fund and Seix U.S. Mortgage Fund to the extent necessary to maintain a minimum annualized yield of 0.0% for each of these Funds’ share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice and is not subject to recoupment. There can be no assurance that this fee reduction will be sufficient to avoid any loss. During the period ended September 30, 2017, Seix Short-Term Bond Fund Class C shares had voluntary reimbursements in the amount of $242.

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

During the period ended September 30, 2017, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of September 30, 2017, the cumulative potential recoupments recoverable pursuant to this agreement are as follows:

	Expires
Fund	2018	2019	2020
Seix Core Bond Fund
Class I	$3,506	$—	$67,177
Class A	—	—	4,706
Class R	—	—	1,823
Class R6*	—	—	881
Seix Corporate Bond Fund
Class I	8,964	16,529	46,331
Class A	307	960	1,947
Class C	2,406	12,565	23,340
Seix Floating Rate High Income Fund
Class I	—	—	1,160,064
Class A	—	—	2,001
Class C	—	—	13,321
Class R6*	—	—	350,203
Seix Georgia Tax-Exempt Bond Fund
Class I	—	32,454	104,336
Class A	—	—	1,734
Seix High Grade Municipal Bond Fund
Class I	26,689	43,026	99,110
Class A	—	—	4,303
Seix High Income Fund
Class I	—	—	168,404
Class A	—	—	13,382
Class R	—	—	6,773
Class R6*	—	—	1,637
Seix High Yield Fund
Class I	—	—	168,640
Class A	—	—	1,762
Class R	—	—	75
Class R6*	—	—	13,452
Seix Investment Grade Tax-Exempt Bond Fund
Class I	158,784	196,341	534,693
Class A	30,557	34,180	36,954
Seix Limited Duration Fund
Class I	8,039	7,733	20,064
Seix North Carolina Tax-Exempt Bond Fund
Class I	14,868	27,262	54,398
Class A	—	60	2,419
Seix Short-Term Bond Fund
Class I	31,243	38,183	92,627
Class A	117	199	2,016
Class C	—	—	626
Seix Short-Term Municipal Bond Fund
Class I	26,182	44,128	96,808
Class A	2,225	2,517	5,682
Seix Total Return Bond Fund
Class I	—	—	220,872
Class A	—	—	9,159
Class R	5,518	2,074	8,384
Class R6*	—	—	35,303
Seix U.S. Government Securities Ultra-Short Bond Fund
Class I	—	—	397,966
Class R6*	—	—	15,212
Seix U.S. Mortgage Fund
Class I	20,029	26,390	63,483
Class A	16,585	11,553	12,063
Class C	21,560	6,916	6,785

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	Expires
Fund	2018	2019	2020
Seix Ultra-Short Bond Fund
Class I	$—	$—	$40,365
Seix Virginia Intermediate Municipal Bond Fund
Class I	—	28,628	70,814
Class A	—	—	2,560

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.

Amounts designated as “–” are $0.

Fund Accounting, Custody, Sub-Administration, and Transfer Agency – State Street serves as the fund accounting agent and custodian for the Trust. The custodian is responsible for the safekeeping of the assets of the Funds and the fund accounting agent is responsible for calculating the Funds’ net asset values. State Street, as the Funds’ custodian and fund accounting agent, is paid on the basis of net assets and transaction costs of the Funds. State Street also serves as the sub-administrator for the Trust pursuant to a Sub-administration Agreement. State Street, as the Funds’ sub-administrator, is paid on the basis of net assets of the Funds and other funds of the Trust, on the basis of relative net assets. Prior to July 15, 2017, State Street served as the administrator of the funds that merged into the Funds on July 14, 2017 (the “Predecessor Funds”).

Boston Financial Data Services, Inc. (“BFDS”) served as the sub-transfer agent to the Trust pursuant to a Sub-Transfer Agency and Service Agreement from July 15, 2017 to September 18, 2017. Prior to July 15, 2017, BFDS served as the transfer agent to the Predecessor Funds. BFDS was paid on the basis of net assets, per account fees and certain transaction costs. Effective September 18, 2017, The Bank of New York Mellon became the sub-transfer agent of the Trust.

Administrator and Transfer Agent – Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds. For the period ended September 30, 2017, the Funds incurred administration fees totaling $2,181,436 which are included in the Statements of Operations. For the period ended September 30, 2017, the Funds incurred transfer agent fees totaling $979,312 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

Custodian Credits – The Funds have an agreement with their custodian under which custody fees may be reduced by balance credits. These credits, if any, are shown as a reduction of custody expenses on the Statements of Operations.

Distribution – VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the period ended September 30, 2017, it retained net commissions of $10,493 for Class A shares and deferred sales charges of $0 and $873 for Class A shares and Class C shares, respectively.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

In addition, the Distributor receives amounts, pursuant to a 12b-1 Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly as shown in the table below.

Fund	Class A 12b-1 Fee	Class C 12b-1 Fee	Class R 12b-1 Fee	Class R6 12b-1 Fee
Seix Core Bond Fund	0.25%	N/A	0.50%	N/A
Seix Corporate Bond Fund	0.25	1.00%	N/A	N/A
Seix Floating Rate High Income Fund	0.25	1.00	N/A	N/A
Seix Georgia Tax-Exempt Bond Fund	0.15	N/A	N/A	N/A
Seix High Grade Municipal Bond Fund	0.15	N/A	N/A	N/A
Seix High Income Fund	0.25	N/A	0.50	N/A
Seix High Yield Fund	0.25	N/A	0.50	N/A
Seix Investment Grade Tax-Exempt Bond Fund	0.25	N/A	N/A	N/A
Seix North Carolina Tax-Exempt Bond Fund	0.15	N/A	N/A	N/A
Seix Short-Term Bond Fund	0.20	1.00	N/A	N/A
Seix Short-Term Municipal Bond Fund	0.15	N/A	N/A	N/A
Seix Total Return Bond Fund	0.25	N/A	0.50	N/A
Seix U.S. Mortgage Fund	0.20	1.00	N/A	N/A
Seix Virginia Intermediate Municipal Bond Fund	0.15	N/A	N/A	N/A

Compliance & Fund Services Fees – The Investment Adviser provides compliance and certain administrative services to the Trust to ensure compliance with applicable laws and regulations. For the period April 1, 2017 through July 14, 2017, the Investment Adviser was paid $620,282 for these services. For the period up to July 14, 2017 Foreside Fund Officer Services, LLC (‘‘FFOS’’), an affiliate of the Predecessor Distributor, provided an Anti-Money Laundering Officer/Identity Theft Prevention Officer (“AML Officer”) to the Trust.

Neither FFOS nor any of their officers or employees who serve as an officer of the Trust, have any role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Trust or its Funds.

Trustee Compensation – The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at September 30, 2017.

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

5.	Capital Stock Transactions

Transactions in capital shares and dollars for the fiscal year ended March 31, 2017 and the period ended September 30, 2017 were as follows:

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions
Seix Core Bond Fund
Class I
9/30/2017	2,714,611	—	183,719	(2,879,119)	—	19,211	$28,886,399	$—	$1,960,261	$(30,703,120)	$—	$143,540
3/31/2017	3,325,643	—	748,805	(8,707,885)	—	(4,633,437)	36,165,424	—	7,980,535	(94,476,548)	—	(50,330,589)
Class A
9/30/2017	87,569	—	7,266	(113,134)	—	(18,299)	933,187	—	77,505	(1,205,425)	—	(194,733)
3/31/2017	159,737	—	28,647	(143,930)	—	44,454	1,723,682	—	304,935	(1,551,198)	—	477,419
Class R
9/30/2017	18,612	—	2,200	(23,646)	—	(2,834)	198,658	—	23,496	(252,236)	—	(30,082)
3/31/2017	26,806	—	10,058	(58,680)	—	(21,816)	293,118	—	107,032	(632,106)	—	(231,956)
Class R6*
9/30/2017	209,961	—	2,240	(27,948)	—	184,253	2,241,984	—	23,925	(298,211)	—	1,967,698
3/31/2017	122,422	—	3,983	(569)	—	125,836	1,334,803	—	42,253	(6,228)	—	1,370,828

Seix Corporate Bond Fund
Class I
9/30/2017	83,245	—	19,648	(320,527)	—	(217,634)	732,977	—	172,861	(2,822,105)	—	(1,916,267)
3/31/2017	828,065	—	47,093	(469,373)	—	405,785	7,179,237	—	408,817	(4,091,907)	—	3,496,147
Class A
9/30/2017	18,157	—	609	(40,455)	—	(21,689)	158,841	—	5,379	(357,998)	—	(193,778)
3/31/2017	95,015	—	1,515	(87,407)	—	9,123	843,561	—	13,207	(762,299)	—	94,469
Class C
9/30/2017	8,842	—	8,292	(103,953)	—	(86,819)	77,235	—	72,973	(914,908)	—	(764,700)
3/31/2017	12,236	—	25,715	(143,863)	—	(105,912)	106,691	—	222,675	(1,245,894)	—	(916,528)

Seix Floating Rate High Income Fund
Class I
9/30/2017	97,865,742	—	9,526,881	(89,590,858)	—	17,801,765	855,261,005	—	83,201,975	(782,677,176)	—	155,785,804
3/31/2017	289,063,783	—	15,590,389	(160,236,917)	—	144,417,255	2,509,599,371	—	134,820,422	(1,379,328,214)	—	1,265,091,579
Class A
9/30/2017	2,809,437	—	287,625	(4,414,199)	—	(1,317,137)	24,553,113	—	2,513,101	(38,559,083)	—	(11,492,869)
3/31/2017	7,679,974	—	705,138	(10,072,473)	—	(1,687,361)	66,616,768	—	6,095,203	(87,424,923)	—	(14,712,952)
Class C
9/30/2017	431,480	—	92,948	(751,322)	—	(226,894)	3,773,961	—	812,235	(6,567,382)	—	(1,981,186)
3/31/2017	1,369,748	—	203,486	(1,690,147)	—	(116,913)	11,881,102	—	1,758,616	(14,592,374)	—	(952,656)
Class R6*
9/30/2017	36,734,088	—	2,017,493	(13,141,916)	—	25,609,665	321,023,681	—	17,628,382	(114,881,159)	—	223,770,904
3/31/2017	84,999,452	—	3,072,382	(74,014,403)	—	14,057,431	737,726,687	—	26,612,949	(639,566,949)	—	124,772,687

Seix Georgia Tax-Exempt Bond Fund
Class I
9/30/2017	269,640	—	162,430	(965,419)	—	(533,349)	2,860,144	—	1,719,141	(10,215,709)	—	(5,636,424)
3/31/2017	1,618,914	—	382,035	(3,067,993)	—	(1,067,044)	17,390,581	—	4,084,735	(32,726,917)	—	(11,251,601)
Class A
9/30/2017	4,666	—	5,621	(48,188)	—	(37,901)	49,689	—	59,565	(510,784)	—	(401,530)
3/31/2017	13,518	—	12,875	(22,413)	—	3,980	147,460	—	137,721	(241,155)	—	44,026

Seix High Grade Municipal Bond Fund
Class I
9/30/2017	411,003	—	66,176	(1,059,892)	—	(582,713)	4,886,107	—	785,355	(12,541,042)	—	(6,869,580)
3/31/2017	2,706,709	—	354,720	(4,398,678)	—	(1,337,249)	32,497,259	—	4,178,501	(52,780,991)	—	(16,105,231)
Class A
9/30/2017	54,490	—	10,073	(199,917)	—	(135,354)	648,829	—	119,620	(2,372,252)	—	(1,603,803)
3/31/2017	203,351	—	57,190	(342,288)	—	(81,747)	2,544,525	—	672,539	(4,168,123)	—	(951,059)

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions
Seix High Income Fund
Class I
9/30/2017	12,163,682	—	2,082,768	(18,947,938)	—	(4,701,488)	$78,798,086	$—	$13,526,652	$(122,767,889)	$—	$(30,443,151)
3/31/2017	36,931,887	—	4,836,232	(63,395,994)	—	(21,627,875)	233,696,176	—	30,649,854	(399,905,306)	—	(135,559,276)
Class A
9/30/2017	1,355,094	—	189,730	(5,439,474)	—	(3,894,650)	8,792,172	—	1,233,493	(35,269,543)	—	(25,243,878)
3/31/2017	9,701,530	—	444,005	(7,716,420)	—	2,429,115	61,422,502	—	2,825,115	(48,627,457)	—	15,620,160
Class R
9/30/2017	86,970	—	59,103	(367,725)	—	(221,652)	564,285	—	384,044	(2,386,186)	—	(1,437,857)
3/31/2017	422,206	—	129,488	(737,999)	—	(186,305)	2,687,223	—	821,537	(4,667,884)	—	(1,159,124)
Class R6*
9/30/2017	374,152	—	19,395	(211,883)	—	181,664	2,425,026	—	125,894	(1,374,658)	—	1,176,262
3/31/2017	3,829,041	—	157,157	(3,535,834)	—	450,364	23,657,410	—	996,736	(22,677,006)	—	1,977,140

Seix High Yield Fund
Class I
9/30/2017	5,099,775	—	1,296,047	(13,477,483)	—	(7,081,661)	42,846,408	—	10,914,606	(113,285,952)	—	(59,524,938)
3/31/2017	26,284,862	—	2,743,807	(38,318,802)	—	(9,290,133)	215,421,169	—	22,583,441	(314,503,252)	—	(76,498,642)
Class A
9/30/2017	209,345	—	14,439	(520,034)	—	(296,250)	1,718,566	—	118,583	(4,261,935)	—	(2,424,786)
3/31/2017	584,118	—	35,550	(838,715)	—	(219,047)	4,707,293	—	284,743	(6,678,722)	—	(1,686,686)
Class R
9/30/2017	—	—	361	(1,480)	—	(1,119)	—	—	3,045	(12,410)	—	(9,365)
3/31/2017	—	—	1,764	(59,605)	—	(57,841)	—	—	14,424	(484,312)	—	(469,888)
Class R6*
9/30/2017	188,291	—	104,813	(72,066)	—	221,038	1,587,297	—	882,872	(606,676)	—	1,863,493
3/31/2017	5,140,957	—	77,737	(117,595)	—	5,101,099	42,159,384	—	648,902	(971,089)	—	41,837,197

Seix Investment Grade Tax-Exempt Bond Fund
Class I
9/30/2017	4,515,546	—	512,380	(5,881,782)	—	(853,856)	53,102,582	—	6,028,359	(69,164,601)	—	(10,033,660)
3/31/2017	16,053,018	—	2,015,150	(24,907,133)	—	(6,838,965)	191,642,052	—	23,780,536	(295,165,686)	—	(79,743,098)
Class A
9/30/2017	46,316	—	14,774	(626,552)	—	(565,462)	545,664	—	173,900	(7,390,324)	—	(6,670,760)
3/31/2017	90,352	—	69,969	(451,478)	—	(291,157)	1,088,691	—	826,011	(5,429,330)	—	(3,514,628)

Seix Limited Duration Fund
Class I
9/30/2017	13,756	—	27	(1)	—	13,782	135,500	—	265	(10)	—	135,755
3/31/2017	—	—	—	—	—	—	—	—	—	—	—	—

Seix North Carolina Tax-Exempt Bond Fund
Class I
9/30/2017	162,084	—	22,423	(338,647)	—	(154,140)	1,651,104	—	227,660	(3,440,815)	—	(1,562,051)
3/31/2017	732,240	—	113,615	(1,384,250)	—	(538,395)	7,453,872	—	1,155,981	(14,089,116)	—	(5,479,263)
Class A
9/30/2017	4,571	—	650	(27,708)	—	(22,487)	46,356	—	6,581	(281,151)	—	(228,214)
3/31/2017	209,039	—	6,712	(45,502)	—	170,249	2,226,916	—	67,215	(455,365)	—	1,838,766

Seix Short-Term Bond Fund
Class I
9/30/2017	790,948	—	19,078	(3,212,858)	—	(2,402,832)	7,854,716	—	189,518	(31,935,914)	—	(23,891,680)
3/31/2017	1,737,971	—	36,874	(1,515,715)	—	259,130	17,311,866	—	367,284	(15,114,327)	—	2,564,823
Class A
9/30/2017	2,701	—	882	(14,141)	—	(10,558)	26,895	—	8,787	(140,825)	—	(105,143)
3/31/2017	48,382	—	1,257	(27,871)	—	21,768	480,970	—	12,550	(278,622)	—	214,898
Class C
9/30/2017	1,341	—	172	(23,679)	—	(22,166)	13,368	—	1,717	(235,736)	—	(220,651)
3/31/2017	8,622	—	41	(50,987)	—	(42,324)	86,473	—	412	(508,602)	—	(421,717)

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions
Seix Short-Term Municipal Bond Fund
Class I
9/30/2017	874,459	—	6,369	(304,741)	—	576,087	$8,709,498	$—	$63,463	$(3,034,175)	$—	$5,738,786
3/31/2017	1,181,181	—	11,513	(1,728,223)	—	(535,529)	11,749,587	—	114,431	(17,210,099)	—	(5,346,081)
Class A
9/30/2017	19,306	—	591	(16,702)	—	3,195	192,307	—	5,881	(166,462)	—	31,726
3/31/2017	21,045	—	1,750	(577,505)	—	(554,710)	210,348	—	17,405	(5,741,822)	—	(5,514,069)

Seix Total Return Bond Fund
Class I
9/30/2017	7,116,776	—	791,862	(14,450,479)	—	(6,541,841)	74,670,930	—	8,315,565	(151,892,401)	—	(68,905,906)
3/31/2017	23,029,081	—	2,937,152	(41,092,729)	—	(15,126,496)	245,458,060	—	30,887,683	(438,059,791)	—	(161,714,048)
Class A
9/30/2017	153,968	—	17,631	(1,425,124)	—	(1,253,525)	1,671,444	—	191,428	(15,509,115)	—	(13,646,243)
3/31/2017	488,978	—	79,906	(972,349)	—	(403,465)	5,404,276	—	868,410	(10,768,844)	—	(4,496,158)
Class R
9/30/2017	195,641	—	27,804	(608,204)	—	(384,759)	2,054,426	—	291,986	(6,387,286)	—	(4,040,874)
3/31/2017	683,303	—	135,661	(1,748,621)	—	(929,657)	7,285,574	—	1,421,889	(18,550,551)	—	(9,843,088)
Class R6*
9/30/2017	5,428,035	—	115,846	(1,647,688)	—	3,896,193	57,165,748	—	1,216,553	(17,321,725)	—	41,060,576
3/31/2017	5,600,084	—	318,038	(1,484,011)	—	4,434,111	59,720,229	—	3,323,284	(15,706,582)	—	47,336,931

Seix U.S. Government Securities Ultra-Short Bond Fund
Class I
9/30/2017	23,798,042	—	771,330	(25,716,907)	—	(1,147,535)	238,588,357	—	7,733,775	(257,847,788)	—	(11,525,656)
3/31/2017	50,879,485	—	1,292,838	(71,147,689)	—	(18,975,366)	510,267,724	—	12,961,891	(713,432,362)	—	(190,202,747)
Class R6*
9/30/2017	4,865,886	—	35,293	(2,311,292)	—	2,589,887	48,852,169	—	354,283	(23,204,516)	—	26,001,936
3/31/2017	4,058,772	—	7,089	(813,600)	—	3,252,261	40,750,039	—	71,132	(8,167,887)	—	32,653,284

Seix U.S. Mortgage Fund
Class I
9/30/2017	296,378	—	17,591	(214,844)	—	99,125	3,316,607	—	196,597	(2,398,431)	—	1,114,773
3/31/2017	308,551	—	39,939	(975,212)	—	(626,722)	3,480,238	—	448,970	(10,974,567)	—	(7,045,359)
Class A
9/30/2017	10,900	—	2,846	(106,468)	—	(92,722)	121,485	—	31,757	(1,191,536)	—	(1,038,294)
3/31/2017	111,205	—	10,790	(377,961)	—	(255,966)	1,251,909	—	120,989	(4,187,274)	—	(2,814,376)
Class C
9/30/2017	1,671	—	2,400	(46,941)	—	(42,870)	18,683	—	26,821	(523,412)	—	(477,908)
3/31/2017	5,572	—	4,925	(106,957)	—	(96,460)	63,098	—	55,159	(1,205,681)	—	(1,087,424)

Seix Ultra-Short Bond Fund
Class I
9/30/2017	871,013	—	44,397	(3,646,830)	—	(2,731,420)	8,678,476	—	442,399	(36,330,367)	—	(27,209,492)
3/31/2017	8,013,031	—	97,010	(9,911,265)	—	(1,801,224)	79,739,417	—	965,526	(98,619,424)	—	(17,914,481)

Seix Virginia Intermediate Municipal Bond Fund
Class I
9/30/2017	399,710	—	28,608	(926,079)	—	(497,761)	3,861,190	—	274,866	(8,960,869)	—	(4,824,813)
3/31/2017	1,487,647	—	106,417	(3,205,848)	—	(1,611,784)	14,610,297	—	1,023,765	(31,086,428)	—	(15,452,366)
Class A
9/30/2017	29,425	—	8,087	(35,059)	—	2,453	284,180	—	77,735	(339,476)	—	22,439
3/31/2017	38,738	—	19,353	(112,443)	—	(54,352)	382,686	—	187,007	(1,101,491)	—	(531,798)

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

6.	10% Shareholders

As of September 30, 2017, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Seix Core Bond Fund	66%	11	*
Seix Corporate Bond Fund	84	7
Seix Floating Rate High Income Fund	47	9	*
Seix Georgia Tax-Exempt Bond Fund	94	3
Seix High Grade Municipal Bond Fund	71	8
Seix High Income Fund	61	7
Seix High Yield Fund	59	9
Seix Investment Grade Tax-Exempt Bond Fund	69	4
Seix Limited Duration Fund	98	1
Seix North Carolina Tax-Exempt Bond Fund	79	5
Seix Short-Term Bond Fund	73	9
Seix Short-Term Municipal Bond Fund	44	5
Seix Total Return Bond Fund	64	11
Seix U.S. Government Securities Ultra-Short Bond Fund	60	5	*
Seix U.S. Mortgage Fund	76	4
Seix Ultra-Short Bond Fund	65	3
Seix Virginia Intermediate Municipal Bond Fund	73	3

*	All or Some shareholder accounts are affiliated.

7.	Indemnifications

Under the Trust’s organizational documents, and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

8.	Asset Concentration

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At September 30, 2017, the following Funds held securities issued by various companies in specific sectors as detailed below:

Fund	Sector	Percentage of Total Investments
Seix Corporate Bond Fund	Industrial	49.8%
Seix Corporate Bond Fund	Finance	34.8%

9.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the period ended September 30, 2017, were as follows:

Fund	Purchases	Sales and Maturities
Seix Core Bond Fund	$23,883,796	$30,061,737
Seix Corporate Bond Fund	8,351,074	10,631,848
Seix Floating Rate High Income Fund	1,534,266,484	1,164,674,313
Seix Georgia Tax-Exempt Bond Fund	13,766,120	20,757,721
Seix High Grade Municipal Bond Fund	84,683,880	90,747,279
Seix High Income Fund	142,454,192	188,803,586

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

Fund	Purchases	Sales and Maturities
Seix High Yield Fund	$139,106,162	$166,666,581
Seix Investment Grade Tax-Exempt Bond Fund	435,830,849	411,303,703
Seix Limited Duration Fund	1,319,372	1,685,950
Seix North Carolina Tax-Exempt Bond Fund	4,263,642	6,965,789
Seix Short-Term Bond Fund	16,767,554	23,183,248
Seix Short-Term Municipal Bond Fund	14,645,854	10,362,730
Seix Total Return Bond Fund	157,336,172	189,747,701
Seix U.S. Government Securities Ultra-Short Bond Fund	273,284,103	205,977,374
Seix U.S. Mortgage Fund	1,689,411	636,432
Seix Ultra-Short Bond Fund	20,831,733	42,695,476
Seix Virginia Intermediate Municipal Bond Fund	10,181,678	16,487,883

The cost of security purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term investments, for the period ended September 30, 2017, were as follows:

Fund	Purchases - U.S. Government Securities	Sales - U.S. Government Securities
Seix Core Bond Fund	$167,756,678	$153,062,227
Seix Corporate Bond Fund	3,304,549	3,478,825
Seix Limited Duration Fund	210,000	2,273
Seix Short-Term Bond Fund	27,413,066	44,889,706
Seix Total Return Bond Fund	872,907,407	897,863,782
Seix U.S. Government Securities Ultra-Short Bond Fund	137,726,298	201,485,103
Seix U.S. Mortgage Fund	11,798,574	12,238,606
Seix Ultra-Short Bond Fund	2,695,186	2,530,848

10.	Federal Income Tax Information

The cost of investments and aggregate gross unrealized appreciation and depreciation for securities held by the Funds as of September 30, 2017 were as follows:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seix Core Bond Fund	$217,358,295	$2,285,402	$(717,085)	$1,568,317
Seix Corporate Bond Fund	17,812,988	458,755	(66,461)	392,294
Seix Floating Rate High Income Fund	6,495,215,465	68,800,967	(136,130,525)	(67,329,558)
Seix Georgia Tax-Exempt Bond Fund	85,541,375	3,686,256	(161,641)	3,524,615
Seix High Grade Municipal Bond Fund	83,205,171	2,657,547	(152,011)	2,505,536
Seix High Income Fund	473,836,057	23,866,216	(11,211,693)	12,654,523
Seix High Yield Fund	463,915,654	18,899,830	(6,639,169)	12,260,661
Seix Investment Grade Tax-Exempt Bond Fund	512,309,635	16,406,068	(737,737)	15,668,331
Seix Limited Duration Fund	6,794,967	13,735	(1,501)	12,234
Seix North Carolina Tax-Exempt Bond Fund	21,338,272	784,761	(41,819)	742,942
Seix Short-Term Bond Fund	31,422,796	40,752	(66,763)	(26,011)
Seix Short-Term Municipal Bond Fund	33,832,339	115,705	(14,070)	101,635
Seix Total Return Bond Fund	909,239,429	12,237,736	(5,067,361)	7,170,375
Seix U.S. Government Securities Ultra-Short Bond Fund	1,398,818,768	6,145,999	(1,061,390)	5,084,609
Seix U.S. Mortgage Fund	25,694,845	176,483	(67,984)	108,499
Seix Ultra-Short Bond Fund	59,709,627	203,367	(35,252)	168,115
Seix Virginia Intermediate Municipal Bond Fund	43,143,321	1,720,055	(51,672)	1,668,383

The Funds utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses from prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in taxable years beginning after December 22, 2010 (“post-enactment”), may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment”). The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2017, the post-enactment accumulated short-term and long-term capital loss carryforwards were as follows:

Fund	Short Term	Long Term	Total
Seix Floating Rate High Income Fund	$63,944,150	$197,774,006	$261,718,156
Seix High Income Fund	21,609,345	65,870,079	87,479,424
Seix High Yield Fund	18,548,519	45,690,080	64,238,599
Seix U.S. Government Securities Ultra-Short Bond Fund	6,774,433	—	6,774,433
Seix Ultra-Short Bond Fund	94,668	56,542	151,210

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

As of March 31, 2017, the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Fund	Expiring 2018	Expiring 2019	Expiring 2020	Total
Seix Limited Duration Fund*	$816,664	$—	$—	$816,664
Seix Short-Term Bond Fund	1,102,167	—	—	1,102,167
Seix U.S. Government Securities Ultra-Short Bond Fund	—	8,408,484	—	8,408,484
Seix Ultra-Short Bond Fund	1,362,740	451,224	—	1,813,964

*	Of the $827,086 of capital loss carryforwards subject to limitations due to an ownership change on June 30, 2013, $10,422 was utilized, and the remaining $816,664 will expire in 2018.
Amounts	designated as “–” are $0.

Capital loss carryforwards may be applied to offset future realized capital gains and therefore may reduce future capital gain distributions.

11.	Recent Accounting Pronouncements

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulations S-X amendments.

12.	Regulatory Matters and Litigation

From time to time, the Trust, the Investment Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Investment Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

13.	Subsequent Events

Management has evaluated subsequent events through the date these financial statements were available to be issued. Management has determined, except as set forth below, that there are no material events that would require disclosure in the Funds’ financial statements through this date.

At a meeting held on September 20, 2017, the Board of Trustees approved a change to the Trust’s fiscal year end from March 31 to December 31. This change took effect on October 1, 2017.

Effective close of business October 20, 2017, Fund Accounting, Custody and Sub-Administration moved to The Bank of New York Mellon.

Effective November 1, 2017, the Securities Lending Agreement with State Street was terminated.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS SEIX CORE BOND FUND, VIRTUS SEIX CORPORATE BOND FUND, VIRTUS SEIX FLOATING RATE HIGH INCOME FUND, VIRTUS SEIX GEORGIA TAX-EXEMPT BOND FUND, VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND, VIRTUS SEIX HIGH INCOME FUND, VIRTUS SEIX HIGH YIELD FUND, VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND, VIRTUS SEIX LIMITED DURATION FUND, VIRTUS SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND, VIRTUS SEIX SHORT-TERM BOND FUND, VIRTUS SEIX SHORT-TERM MUNICIPAL BOND FUND, VIRTUS SEIX TOTAL RETURN BOND FUND, VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND, VIRTUS SEIX U.S. MORTGAGE FUND, VIRTUS SEIX ULTRA-SHORT BOND FUND, AND VIRTUS SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (each a “FUND” and collectively, the “FUNDS”)

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Asset Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of the investment advisory agreement (the “Advisory Agreement”) between the Funds and Virtus Fund Advisers, LLC (“VFA”) and the subadvisory agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Funds, VFA and Seix Investment Advisors LLC (“Seix” or the “Subadviser”). At a special telephonic meeting held on February 9, 2017, and at an in-person meeting held March 1-2, 2017, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the establishment of the Agreements, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VFA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether approval of each of the Agreements would be in the best interests of the Funds and their shareholders.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Funds and their shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors.

In considering whether to approve the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VFA and the Subadviser; (2) information regarding performance expectations as well as historical performance of funds with which the Funds were expected to merge and like which the Funds were expected to be managed; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of each Fund’s proposed advisory fee rates with those of a group of other funds with similar investment objective(s); (4) the projected profitability of VFA and its affiliates under the Advisory Agreement; (5) any “fall-out” benefits to VFA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VFA, the Subadviser or their affiliates from VFA’s or the Subadviser’s relationship with the Funds); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) possible conflicts of interest; and (8) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meetings information provided by VFA and the Subadviser, including completed questionnaires concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VFA’s senior management personnel, during which among other items, VFA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds would be managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VFA is responsible for the oversight of the Funds’ investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VFA, the Board considered VFA’s process for supervising and managing the Funds’ subadviser, including (a) VFA’s ability to select and monitor the subadviser; (b) VFA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VFA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VFA’s management and other personnel; (b) the financial condition of VFA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VFA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services expected to be provided by VFA and its affiliates to the Funds; (e) VFA’s expected supervision of the Funds’ other service providers; and (f) VFA’s risk management processes. It was noted that affiliates of VFA were expected to serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VFA’s management and the quality of the performance of their duties on behalf of an affiliated manager with which the Board was familiar through Board meetings, discussions and reports, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures proposed to be established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services to be provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by portfolio management personnel of the Subadviser. With respect to the Subadvisory Agreement, the Board noted that the Subadviser would provide portfolio management, compliance with each respective Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VFA’s and the Subadviser’s management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering approval of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS SEIX CORE BOND FUND, VIRTUS SEIX CORPORATE BOND FUND, VIRTUS SEIX FLOATING RATE HIGH INCOME FUND, VIRTUS SEIX GEORGIA TAX-EXEMPT BOND FUND, VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND, VIRTUS SEIX HIGH INCOME FUND, VIRTUS SEIX HIGH YIELD FUND, VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND, VIRTUS SEIX LIMITED DURATION FUND, VIRTUS SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND, VIRTUS SEIX SHORT-TERM BOND FUND, VIRTUS SEIX SHORT-TERM MUNICIPAL BOND FUND, VIRTUS SEIX TOTAL RETURN BOND FUND, VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND, VIRTUS SEIX U.S. MORTGAGE FUND, VIRTUS SEIX ULTRA-SHORT BOND FUND, AND VIRTUS SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (each a “FUND” and collectively, the “FUNDS”)

BY THE BOARD OF TRUSTEES (Continued)

took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by VFA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Investment Performance

Because the Funds had not commenced operations, the Board could not evaluate prior investment performance for the Funds. However, the Board reviewed and was satisfied with certain information regarding expected performance that was based upon the Funds’ proposed investment strategies, including performance of funds having the same investment strategies that were managed by VFA and the Subadviser and with which the Funds were expected to merge.

Management Fees and Total Expenses

The Board considered the fees proposed to be charged to the Funds for advisory services as well as the expected total expense levels of each Fund. Among other data provided, the Board noted that the proposed management fee and total expenses for each Fund were within the range of other funds deemed to be comparable to the Funds by management. The Board noted that each Fund was expected to have fee waivers and/or expense caps in place to limit the total expenses incurred by each Fund and its shareholders. The Board also noted that the subadvisory fees would be paid by VFA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee expected to be retained by VFA after payment of the subadvisory fee. The Board also took into account the expected size of each of the Funds and the impact on expenses.

The Board concluded that the proposed advisory and subadvisory fees for the Funds were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Projected Profitability

The Board also considered certain information relating to projected profitability that had been provided by VFA. In this regard, the Board considered information regarding the projected profitability of VFA for its management of the Funds, as well as the projected profitability of its affiliates for managing and providing other services to the Funds, such as distribution, transfer agency and administrative services provided to the Funds by a VFA affiliate. In addition to the fees paid to VFA and its affiliates, the Board considered any other benefits derived by VFA or its affiliates from their relationship with the Funds. The Board concluded that the projected profitability to VFA and its affiliates from the Funds was reasonable in light of the quality of the services to be rendered to the Funds by VFA and its affiliates.

In considering the projected profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreement would be paid by VFA out of the fees that VFA receives under the Advisory Agreement, so that Fund shareholders would not be directly impacted by those fees. In considering the reasonableness of the fees payable by VFA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VFA, such profitability might be directly or indirectly shared by VFA. For each of the above reasons, the Board concluded that the projected profitability to the Subadviser and its affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VFA should be expected to realize economies of scale as the Funds’ assets grow. The Board noted that the proposed management fee for each Fund included breakpoints based on assets under management and that expense caps were expected to be implemented for each Fund. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure. The Board also took into account the expected size of the Funds, based upon the sizes of the funds with which they were expected to merge. The Board noted that VFA and the Funds may realize certain economies of scale if the assets of the Funds were to be materially higher than anticipated, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the expected size of the Funds to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Funds was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors

The Board considered other benefits that may be realized by VFA and the Subadviser and their respective affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VFA, was expected to serve as the distributor for the Trust, and, as such, was expected to receive payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Funds’ assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VFA

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS SEIX CORE BOND FUND, VIRTUS SEIX CORPORATE BOND FUND, VIRTUS SEIX FLOATING RATE HIGH INCOME FUND, VIRTUS SEIX GEORGIA TAX-EXEMPT BOND FUND, VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND, VIRTUS SEIX HIGH INCOME FUND, VIRTUS SEIX HIGH YIELD FUND, VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND, VIRTUS SEIX LIMITED DURATION FUND, VIRTUS SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND, VIRTUS SEIX SHORT-TERM BOND FUND, VIRTUS SEIX SHORT-TERM MUNICIPAL BOND FUND, VIRTUS SEIX TOTAL RETURN BOND FUND, VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND, VIRTUS SEIX U.S. MORTGAGE FUND, VIRTUS SEIX ULTRA-SHORT BOND FUND, AND VIRTUS SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (each a “FUND” and collectively, the “FUNDS”)

BY THE BOARD OF TRUSTEES (Continued)

also was expected to provide administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VFA, there were no other direct benefits to the Subadviser or VFA in providing investment advisory services to the Funds, other than the fees to be earned under the Agreements, although there may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Conclusion

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of the Funds and their shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

TRUSTEES AND OFFICERS OF THE VIRTUS ASSET TRUST (Unaudited)

SEPTEMBER 30, 2017

Information pertaining to the Trustees and officers of the Trust as of September 30, 2017, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

The address of each individual, unless otherwise noted, is c/o Virtus Asset Trust, 100 Pearl Street, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.

Independent Trustees

Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Brown, Thomas J. YOB: 1945 Served Since: 2017 87 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (75 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (9 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2017 91 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (75 portfolios), Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Gelfenbien, Roger A. YOB: 1943 Served Since: 2017 87 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (75 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2000), Virtus Variable Insurance Trust (9 portfolios); and Director (since 1999), USAllianz Variable Insurance Product Trust (42 portfolios).
Harris, Sidney E. YOB: 1949 Served Since: 2017 87 Portfolios	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University; Trustee (since 2017), Virtus Mutual Fund Family (75 portfolios), Virtus Variable Insurance Trust (9 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Trustee (since 1999) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee (2012 to 2017), International University of the Grand Bassam; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2017 87 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; and Member (since 2014), Counselors of Real Estate. Trustee (since 2016), Virtus Mutual Fund Family (75 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (9 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2017 87 Portfolios	Retired (since 2013); and Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College. Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Mutual Fund Family (75 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); Trustee, Virtus Variable Insurance Trust (9 portfolios) (since 2008).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 87 Portfolios	Retired. Trustee (since 2017), Virtus Mutual Fund Family (75 portfolios), Virtus Variable Insurance Trust (9 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2014), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.
McLoughlin, Philip YOB: 1946 Served Since: 1989 95 Portfolios	Retired. Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Director and Chairman (since 2014) Duff & Phelps Select Energy MLP Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (9 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (75 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2002 91 Portfolios	Retired. Trustee (since 2016) Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (9 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Family (75 portfolios).
Oates, James M. YOB: 1946 Served Since: 2005 91 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm). Director (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee (since 2016) Virtus Variable Insurance Trust (9 portfolios); Director (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Chairman (2005 to 2017) and Trustee (since 2005), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (75 portfolios).
Segerson, Richard E. YOB: 1948 Served Since: 2005 87 Portfolios	Retired; and Managing Director (1998 to 2013), Northway Management Company. Trustee (since 2016) Virtus Alternative Solutions Trust (3 portfolios) and Virtus Variable Insurance Trust (9 portfolios); and Trustee (since 1983), Virtus Mutual Fund Family (75 portfolios).
Verdonck, Ferdinand L.J. YOB: 1942 Served Since: 2005 87 Portfolios	Director (1998 to 2015), The J.P. Morgan Continental European Investment Trust; Director (2005 to 2013), Galapagos N.V. (biotechnology); Director (1998 to 2015) Groupe SNEF; Vice Chairman (since 2014), Affirmed Therapeutics (biotechnology); and Mr. Verdonck is also a director of several non-U.S. companies. Trustee (since 2016) Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); and Trustee (since 2002), Virtus Mutual Fund Family (75 portfolios).

TRUSTEES AND OFFICERS OF THE VIRTUS ASSET TRUST (Unaudited) (Continued)

SEPTEMBER 30, 2017

Interested Trustee

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 93 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005). Chairman and Trustee (since 2015), Virtus ETF Trust II (2 funds); Trustee and President (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (2 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (75 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.

* Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.

Officers of the Trust Who Are Not Trustees

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Executive Vice President, Chief Financial Officer and Treasurer (since 2017).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President, Chief Financial Officer and Treasurer (2013 to 2016), Virtus Alternative Solutions Trust.
Carr, Kevin J. YOB: 1954	Senior Vice President, Chief Legal Officer, Counsel and Secretary (since 2017).	Senior Vice President (since 2009), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013) and Assistant Secretary (since 2012), Secretary and Chief Legal Officer (2005 to 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Vice President and Assistant Secretary (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Senior Vice President and Assistant Secretary (2013 to 2014), Vice President and Assistant Secretary (2012 to 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2011 to 2012), Virtus Closed-End Funds; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus But ions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.
Engberg, Nancy J. YOB: 1956	Senior Vice President and Chief Compliance Officer (since 2017).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2016) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2016) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2016) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Vice President & Chief Compliance Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.

TRUSTEES AND OFFICERS OF THE VIRTUS ASSET TRUST (Unaudited) (Continued)

SEPTEMBER 30, 2017

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Mutual Fund Family; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2017).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Trust.

ADDITIONAL INFORMATION (Unaudited)

SEPTEMBER 30, 2017

Shareholder Meeting Results

A special meeting of shareholders (the “May Meeting”) of certain series of RidgeWorth Funds as listed below was held on May 30, 2017.

The details of the voting with respect to the Proposal are shown below. The Proposal received the required number of affirmative votes for approval.

The May Meeting was held to consider and act on the following proposal:

Proposal 1: To approve the Agreement and Plan of Reorganization by and among RidgeWorth Funds, on behalf of the Acquired Fund, Virtus Asset Trust, on behalf of the corresponding Acquiring Fund, RidgeWorth Capital Management LLC, and Virtus Partners, Inc.

Acquired Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
RidgeWorth Seix Total Return Bond Fund	40,325,153.000	759,860.996	2,192,908.393
RidgeWorth Seix U.S. Mortgage Fund	938,695.747	5,512.407	208,957.068
RidgeWorth Seix Core Bond Fund	8,313,751.234	96,516.174	2,314,362.710

A special meeting of shareholders (the “June Meeting”) of certain series of RidgeWorth Funds as listed below was held on June 20, 2017.

The details of the voting with respect to the Proposal are shown below. The Proposal received the required number of affirmative votes for approval.

The June Meeting was held to consider and act on the following proposal:

Proposal 1: To approve the Agreement and Plan of Reorganization by and among RidgeWorth Funds, on behalf of the Acquired Fund, Virtus Asset Trust, on behalf of the corresponding Acquiring Fund, RidgeWorth Capital Management LLC, and Virtus Partners, Inc.

Acquired Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
RidgeWorth Seix Short-Term Bond Fund	3,211,097.033	4,799.000	23,028.293
RidgeWorth Seix High Income Fund	38,965,484.151	1,612,808.827	1,821,157.876

ADDITIONAL INFORMATION (Unaudited) (Continued)

SEPTEMBER 30, 2017

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 through September 30, 2017.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Class	Beginning Account Value 04/01/17	Ending Account Value 09/30/17	Expenses Paid During Period* 04/01/17 - 09/30/17	Expense Ratio During Period** 04/01/17 - 09/30/17
Seix Core Bond Fund	Class I	$1,000.00	$1,018.90	$2.58	0.51%
	Class A	1,000.00	1,018.20	3.29	0.65
	Class R	1,000.00	1,016.80	4.65	0.92
	Class R6***	1,000.00	1,019.60	1.82	0.36
Seix Corporate Bond Fund	Class I	1,000.00	1,037.50	3.58	0.70
	Class A	1,000.00	1,034.90	4.85	0.95
	Class C	1,000.00	1,031.60	8.20	1.61
Seix Floating Rate High Income Fund	Class I	1,000.00	1,018.40	3.14	0.62
	Class A	1,000.00	1,016.90	4.65	0.92
	Class C	1,000.00	1,012.70	7.67	1.52
	Class R6***	1,000.00	1,017.80	2.63	0.52
Seix Georgia Tax-Exempt Bond Fund	Class I	1,000.00	1,026.70	3.30	0.65
	Class A	1,000.00	1,026.20	3.86	0.76
Seix High Grade Municipal Bond Fund	Class I	1,000.00	1,031.30	3.31	0.65
	Class A	1,000.00	1,030.50	4.07	0.80
Seix High Income Fund	Class I	1,000.00	1,042.40	4.15	0.81
	Class A	1,000.00	1,042.90	5.22	1.02
	Class R	1,000.00	1,040.20	6.29	1.23
	Class R6***	1,000.00	1,043.30	3.33	0.65
Seix High Yield Fund	Class I	1,000.00	1,037.60	3.32	0.65
	Class A	1,000.00	1,036.90	4.24	0.83
	Class R	1,000.00	1,036.80	5.36	1.05
	Class R6***	1,000.00	1,038.20	2.76	0.54
Seix Investment Grade Tax-Exempt Bond Fund	Class I	1,000.00	1,023.80	3.30	0.65
	Class A	1,000.00	1,023.00	4.06	0.80
Seix Limited Duration Fund	Class I	1,000.00	1,005.90	1.76	0.35
Seix North Carolina Tax-Exempt Bond Fund	Class I	1,000.00	1,025.70	3.30	0.65
	Class A	1,000.00	1,024.90	4.06	0.80
Seix Short-Term Bond Fund	Class I	1,000.00	1,005.80	3.02	0.60
	Class A	1,000.00	1,004.80	4.02	0.80
	Class C	1,000.00	1,000.50	7.22	1.44
Seix Short-Term Municipal Bond Fund	Class I	1,000.00	1,007.30	2.42	0.48
	Class A	1,000.00	1,006.40	3.32	0.66
Seix Total Return Bond Fund	Class I	1,000.00	1,016.70	2.38	0.47
	Class A	1,000.00	1,015.30	3.59	0.71
	Class R	1,000.00	1,013.60	5.40	1.07
	Class R6***	1,000.00	1,017.50	1.62	0.32
Seix U.S. Government Securities Ultra-Short Bond Fund	Class I	1,000.00	1,005.60	2.11	0.42
	Class R6***	1,000.00	1,006.40	1.31	0.26
Seix U.S. Mortgage Fund	Class I	1,000.00	1,017.80	3.54	0.70
	Class A	1,000.00	1,016.80	4.55	0.90
	Class C	1,000.00	1,013.20	8.07	1.60
Seix Ultra-Short Bond Fund	Class I	1,000.00	1,008.30	2.16	0.43
Seix Virginia Intermediate Municipal Bond Fund	Class I	1,000.00	1,025.10	3.30	0.65
	Class A	1,000.00	1,024.30	4.06	0.80

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.
***	On September 18, 2017, Class IS shares were renamed Class R6 shares.

ADDITIONAL INFORMATION (Unaudited) (Continued)

SEPTEMBER 30, 2017

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no share were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and the timing of any purchases or redemptions.

Fund	Class	Beginning Account Value 04/01/17	Ending Account Value 09/30/17	Expenses Paid During Period* 04/01/17 - 09/30/17	Expense Ratio During Period** 04/01/17 - 09/30/17
Seix Core Bond Fund	Class I	$1,000.00	$1,022.50	$2.59	0.51%
	Class A	1,000.00	1,021.80	3.29	0.65
	Class R	1,000.00	1,020.50	4.66	0.92
	Class R6***	1,000.00	1,023.26	1.83	0.36
Seix Corporate Bond Fund	Class I	1,000.00	1,021.60	3.55	0.70
	Class A	1,000.00	1,020.30	4.81	0.95
	Class C	1,000.00	1,017.00	8.14	1.61
Seix Floating Rate High Income Fund	Class I	1,000.00	1,022.00	3.14	0.62
	Class A	1,000.00	1,020.50	4.66	0.92
	Class C	1,000.00	1,017.40	7.69	1.52
	Class R6***	1,000.00	1,022.46	2.64	0.52
Seix Georgia Tax-Exempt Bond Fund	Class I	1,000.00	1,021.80	3.29	0.65
	Class A	1,000.00	1,021.30	3.85	0.76
Seix High Grade Municipal Bond Fund	Class I	1,000.00	1,021.80	3.29	0.65
	Class A	1,000.00	1,021.10	4.05	0.80
Seix High Income Fund	Class I	1,000.00	1,021.00	4.10	0.81
	Class A	1,000.00	1,020.00	5.17	1.02
	Class R	1,000.00	1,018.90	6.23	1.23
	Class R6***	1,000.00	1,021.81	3.29	0.65
Seix High Yield Fund	Class I	1,000.00	1,021.80	3.29	0.65
	Class A	1,000.00	1,020.90	4.20	0.83
	Class R	1,000.00	1,019.80	5.32	1.05
	Class R6***	1,000.00	1,022.36	2.74	0.54
Seix Investment Grade Tax-Exempt Bond Fund	Class I	1,000.00	1,021.80	3.29	0.65
	Class A	1,000.00	1,021.10	4.05	0.80
Seix Limited Duration Fund	Class I	1,000.00	1,023.30	1.78	0.35
Seix North Carolina Tax-Exempt Bond Fund	Class I	1,000.00	1,021.80	3.29	0.65
	Class A	1,000.00	1,021.10	4.05	0.80
Seix Short-Term Bond Fund	Class I	1,000.00	1,022.10	3.04	0.60
	Class A	1,000.00	1,021.10	4.05	0.80
	Class C	1,000.00	1,017.80	7.28	1.44
Seix Short-Term Municipal Bond Fund	Class I	1,000.00	1,022.70	2.43	0.48
	Class A	1,000.00	1,021.80	3.35	0.66
Seix Total Return Bond Fund	Class I	1,000.00	1,022.70	2.38	0.47
	Class A	1,000.00	1,021.50	3.60	0.71
	Class R	1,000.00	1,019.70	5.42	1.07
	Class R6***	1,000.00	1,023.46	1.62	0.32
Seix U.S. Government Securities Ultra-Short Bond Fund	Class I	1,000.00	1,023.00	2.13	0.42
	Class R6***	1,000.00	1,023.76	1.32	0.26
Seix U.S. Mortgage Fund	Class I	1,000.00	1,021.60	3.55	0.70
	Class A	1,000.00	1,020.60	4.56	0.90
	Class C	1,000.00	1,017.00	8.09	1.60
Seix Ultra-Short Bond Fund	Class I	1,000.00	1,022.90	2.18	0.43
Seix Virginia Intermediate Municipal Bond Fund	Class I	1,000.00	1,021.80	3.29	0.65
	Class A	1,000.00	1,021.10	4.05	0.80

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.
***	On September 18, 2017, Class IS shares were renamed Class R6 shares.

VIRTUS ASSET TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Julia R. Short, Senior Vice President

Investment Adviser

Virtus Fund Advisers, LLC

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286-1048

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, contact us

at 1-800-243-1574, or visit Virtus.com.

8624	11-17

SEMIANNUAL REPORT VIRTUS ASSET TRUST

September 30, 2017

Virtus Ceredex Large-Cap Value Equity Fund

Virtus Ceredex Mid-Cap Value Equity Fund

Virtus Ceredex Small-Cap Value Equity Fund

Virtus Conservative Allocation Strategy Fund

Virtus Growth Allocation Strategy Fund

Virtus Silvant Large-Cap Growth Stock Fund

Virtus Silvant Small-Cap Growth Stock Fund

Virtus WCM International Equity Fund

Virtus Zevenbergen Innovative Growth Stock Fund

Not FDIC Insured

No Bank Guarantee

May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present the semiannual report for your fund for the six-month period ended September 30, 2017, and would like to extend a special welcome to former RidgeWorth Funds shareholders who officially became Virtus Funds shareholders in September.

During the past six months, the Federal Reserve (“the Fed”) raised interest rates for the third time since last December, and in October 2017, began the process of unwinding the balance sheet debt it had accumulated since 2008 in its efforts to stimulate the economy – a clear signal that it believes the U.S. is back on a growth path. Global economic growth also strengthened, with other major central banks preparing to taper their own stimulus policies. Rounding out the optimistic picture, corporate earnings were generally strong during the period.

Against this positive backdrop, equity markets have surged. U.S. large- and small-cap stocks returned 7.71% and 8.27%, as measured by the performance of the S&P 500® Index and Russell 2000® Index, respectively. Within international equities, emerging markets outperformed their developed peers, with the MSCI Emerging Markets Index (net) up 14.66%, compared with the MSCI EAFE® Index (net), which returned 11.86%.

Demand for U.S. Treasuries also remained strong, driven by foreign investors who favored their yield advantage and credit quality over many foreign government bonds. On September 30, 2017, the benchmark 10-year U.S. Treasury yielded 2.33%, compared with 2.31% six months earlier. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, increased 2.31% for the six months, while non-investment grade bonds gained 4.19%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with the full array of Virtus Funds now available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds from Virtus affiliates and select subadvisers. We invite you to learn more about our growing family of managers and funds at Virtus.com.

On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

October 2017

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS ASSET TRUST

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (ETFs)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

London Interbank Offered Rate (LIBOR)

A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.

2

VIRTUS ASSET TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

SEPTEMBER 30, 2017 (Unaudited)

For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of September 30, 2017.

Ceredex Large-Cap Value Equity Fund

Financials	26.3%
Information Technology	13.1%
Industrials	12.0%
Health Care	11.2%
Energy	10.5%
Materials	7.6%
Consumer Staples	6.3%
Utilities	4.5%
Consumer Discretionary	4.2%
Telecommunication Services	2.7%
Money Market Fund	1.6%

Ceredex Mid-Cap Value Equity Fund

Financials	30.5%
Utilities	11.8%
Industrials	9.8%
Information Technology	8.9%
Energy	8.5%
Health Care	8.1%
Materials	7.3%
Consumer Staples	6.8%
Consumer Discretionary	3.9%
Money Market Fund	4.4%

Ceredex Small-Cap Value Equity Fund

Industrials	31.2%
Consumer Discretionary	22.9%
Financials	21.9%
Consumer Staples	8.8%
Health Care	7.1%
Utilities	3.0%
Materials	2.7%
Information Technology	2.4%

Silvant Large-Cap Growth Stock Fund

Information Technology	41.4%
Consumer Discretionary	18.2%
Health Care	13.3%
Industrials	11.3%
Financials	6.5%
Consumer Staples	5.5%
Energy	1.4%
Materials	0.5%
Money Market Fund	1.9%

Silvant Small-Cap Growth Stock Fund

Information Technology	27.2%
Health Care	25.9%
Industrials	21.8%
Consumer Discretionary	10.4%
Financials	7.0%
Materials	6.5%
Consumer Staples	0.9%
Money Market Fund	0.3%

WCM International Equity Fund

Consumer Discretionary	19.7%
Information Technology	18.6%
Health Care	13.6%
Consumer Staples	12.4%
Industrials	10.1%
Financials	9.8%
Materials	5.4%
Energy	2.2%
Money Market Fund	8.2%

Zevenbergen Innovative Growth Stock Fund

Information Technology	38.7%
Consumer Discretionary	26.2%
Health Care	20.1%
Financials	8.2%
Industrials	6.6%
Money Market Fund	0.2%

Conservative Allocation Strategy Fund

Fixed Income Funds	63.0%
Equity Funds	35.3%
Money Market Fund	1.7%

Growth Allocation Strategy Fund

Equity Funds	73.3%
Fixed Income Funds	24.4%
Money Market Fund	2.3%

See Notes to Financial Statements.

3

CEREDEX LARGE-CAP VALUE EQUITY FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.9%

Consumer Discretionary—4.2%
Comcast Corp., Cl A	1,480,066	$56,952,940
Walt Disney Co. (The)	261,490	25,775,069

		82,728,009

Consumer Staples—6.3%
Mondelez International, Inc., Cl A	1,312,195	53,353,849
Procter & Gamble Co. (The)	783,483	71,281,283

		124,635,132

Energy—10.6%
Chevron Corp.	469,234	55,134,995
EOG Resources, Inc.	306,224	29,624,110
Halliburton Co.	699,670	32,205,810
Royal Dutch Shell PLC SP ADR, Cl B	639,664	40,004,587
Schlumberger Ltd.	749,645	52,295,235

		209,264,737

Financials—26.4%
Aon PLC	235,975	34,475,948
BlackRock, Inc.	92,720	41,454,185
Capital One Financial Corp.	502,826	42,569,249
Chubb Ltd.	271,706	38,731,690
Citigroup, Inc.	856,540	62,304,720
Crown Castle International Corp., REIT	182,077	18,204,058
JPMorgan Chase & Co.	676,650	64,626,841
MetLife, Inc.	801,915	41,659,484
Public Storage, REIT	169,801	36,335,716
Regency Centers Corp., REIT	297,015	18,426,811
Synchrony Financial	955,446	29,666,598
U.S. Bancorp	960,688	51,483,270
Wells Fargo & Co.	734,748	40,521,352

		520,459,922

Health Care—11.2%
Abbott Laboratories	1,270,120	67,773,603
Allergan PLC	260,760	53,442,762
Cigna Corp.	157,076	29,363,788
UnitedHealth Group, Inc.	148,024	28,990,500
Zimmer Biomet Holdings, Inc.	355,635	41,641,302

		221,211,955

Industrials—12.1%
Delta Air Lines, Inc.	617,280	29,765,242
Eaton Corp. PLC	461,930	35,471,605
FedEx Corp.	92,338	20,829,606
Honeywell International, Inc.	213,462	30,256,104
Northrop Grumman Corp.	69,728	20,062,140
PACCAR, Inc.	486,433	35,188,563
Union Pacific Corp.	305,400	35,417,238
United Technologies Corp.	264,515	30,704,901

		237,695,399

Information Technology—13.1%
Analog Devices, Inc.	434,350	37,427,940
Apple, Inc.	367,450	56,631,394
Microsoft Corp.	709,313	52,836,725
Oracle Corp.	1,600,179	77,368,655
Texas Instruments, Inc.	388,622	34,836,076

		259,100,790

	SHARES	VALUE
Materials—7.7%
DowDuPont, Inc.	820,302	$56,789,507
PPG Industries, Inc.	333,100	36,194,646
Praxair, Inc.	146,841	20,519,561
Vulcan Materials Co.	317,041	37,918,104

		151,421,818

Telecommunication Services—2.7%
Verizon Communications, Inc.	1,080,587	53,478,251

Utilities—4.6%
Duke Energy Corp.	414,194	34,759,161
Edison International	246,460	19,019,318
NextEra Energy, Inc.	245,639	35,998,395

		89,776,874
TOTAL COMMON STOCKS (Cost $1,520,407,746)		1,949,772,887

MONEY MARKET FUND—1.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(a)(b)	30,953,160	30,953,160
TOTAL MONEY MARKET FUND (Cost $30,953,160)		30,953,160
TOTAL INVESTMENTS
(Cost $1,551,360,906)—100.5%		1,980,726,047
Liabilities in Excess of Other Assets—(0.5)%		(9,854,766)

NET ASSETS—100.0%		$1,970,871,281

(a)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(b)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviations

REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

4

CEREDEX MID-CAP VALUE EQUITY FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.1%

Consumer Discretionary—3.9%
Dollar General Corp.	335,000	$27,151,750
Mattel, Inc.	1,825,000	28,251,000
Regal Entertainment Group, Cl A	2,850,000	45,600,000
Williams-Sonoma, Inc.	325,000	16,204,500

		117,207,250

Consumer Staples—6.8%
Dr Pepper Snapple Group, Inc.	775,000	68,564,250
Energizer Holdings, Inc.	750,000	34,537,500
Hormel Foods Corp.	1,420,000	45,638,800
Molson Coors Brewing Co., Cl B	500,000	40,820,000
Pinnacle Foods, Inc.	275,000	15,721,750

		205,282,300

Energy—8.6%
Cabot Oil & Gas Corp.	2,250,000	60,187,500
Core Laboratories NV	340,000	33,558,000
Noble Energy, Inc.	2,030,000	57,570,800
Patterson-UTI Energy, Inc.	1,750,000	36,645,000
Williams Cos., Inc. (The)	2,285,000	68,572,850

		256,534,150

Financials—30.6%
Affiliated Managers Group, Inc.	250,000	47,457,500
American Campus Communities, Inc., REIT	1,365,000	60,264,750
American Homes 4 Rent, Cl A, REIT	1,425,000	30,936,750
BankUnited, Inc.	1,485,000	52,821,450
Cousins Properties, Inc., REIT	4,700,000	43,898,000
First Republic Bank	385,000	40,217,100
Hartford Financial Services Group, Inc. (The)	465,000	25,774,950
Invitation Homes, Inc., REIT	1,100,000	24,915,000
Lazard Ltd., Cl A	500,000	22,610,000
Life Storage, Inc., REIT	730,000	59,721,300
MB Financial, Inc.	1,525,000	68,655,500
Medical Properties Trust, Inc., REIT	3,860,000	50,681,800
National Retail Properties, Inc., REIT	1,125,000	46,867,500
PacWest Bancorp	700,000	35,357,000
Pinnacle Financial Partners, Inc.	550,000	36,822,500
Progressive Corp. (The)	1,000,000	48,420,000
Retail Opportunity Investments Corp., REIT	2,785,000	52,942,850
Synchrony Financial	1,680,000	52,164,000
Taubman Centers, Inc., REIT	1,220,000	60,634,000
Weyerhaeuser Co., REIT	1,620,000	55,128,600

		916,290,550

Health Care—8.2%
AmerisourceBergen Corp.	665,000	55,028,750
Humana, Inc.	165,000	40,198,950
Perrigo Co. PLC	585,000	49,520,250
STERIS PLC	175,000	15,470,000
Zimmer Biomet Holdings, Inc.	725,000	84,890,250

		245,108,200

Industrials—9.9%
Acuity Brands, Inc.	220,000	37,681,600
Alaska Air Group, Inc.	620,000	47,287,400
AMETEK, Inc.	225,000	14,859,000
Hubbell, Inc.	260,000	30,165,200
Macquarie Infrastructure Corp.	840,000	60,631,200

	SHARES	VALUE
Industrials—continued
Pentair PLC	335,000	$22,766,600
Rockwell Collins, Inc.	230,000	30,063,300
Schneider National, Inc., Cl B	725,000	18,342,500
Xylem, Inc.	550,000	34,446,500

		296,243,300

Information Technology—9.0%
Analog Devices, Inc.	565,000	48,686,050
Cypress Semiconductor Corp.	3,525,000	52,945,500
Harris Corp.	230,000	30,286,400
MAXIMUS, Inc.	510,000	32,895,000
Motorola Solutions, Inc.	715,000	60,682,050
Western Digital Corp.	500,000	43,200,000

		268,695,000

Materials—7.3%
Air Products & Chemicals, Inc.	285,000	43,097,700
Martin Marietta Materials, Inc.	385,000	79,398,550
RPM International, Inc.	1,000,000	51,340,000
Valvoline, Inc.	1,925,000	45,141,250

		218,977,500

Utilities—11.8%
American Water Works Co., Inc.	640,000	51,782,400
CMS Energy Corp.	900,000	41,688,000
Edison International	500,000	38,585,000
FirstEnergy Corp.	1,250,000	38,537,500
Great Plains Energy, Inc.	1,700,000	51,510,000
PPL Corp.	1,200,000	45,540,000
SCANA Corp.	1,090,000	52,854,100
Xcel Energy, Inc.	715,000	33,833,800

		354,330,800
TOTAL COMMON STOCKS (Cost $2,649,997,566)		2,878,669,050

MONEY MARKET FUND—4.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(a)(b)	133,259,927	133,259,927
TOTAL MONEY MARKET FUND (Cost $133,259,927)		133,259,927
TOTAL INVESTMENTS
(Cost $2,783,257,493)—100.6%		3,011,928,977
Liabilities in Excess of Other Assets—(0.6)%		(17,852,829)

NET ASSETS—100.0%		$2,994,076,148

(a)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(b)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviation

REIT	Real Estate Investment Trust

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

5

CEREDEX SMALL-CAP VALUE EQUITY FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—100.3%

Consumer Discretionary—23.0%
AMC Entertainment Holdings, Inc., Cl A	888,740	$13,064,478
American Eagle Outfitters, Inc.	1,136,800	16,256,240
Bloomin’ Brands, Inc.	1,271,800	22,383,680
Chico’s FAS, Inc.	1,235,700	11,059,515
DSW, Inc., Cl A	888,800	19,091,424
Entravision Communications Corp., Cl A	1,244,400	7,093,080
Guess?, Inc.	1,053,354	17,938,619
HSN, Inc.	54,360	2,122,758
Lithia Motors, Inc., Cl A	195,500	23,520,605
Matthews International Corp., Cl A	41,940	2,610,765
Meredith Corp.	9,690	537,795
Papa John’s International, Inc.	132,400	9,674,468
Regal Entertainment Group, Cl A	646,700	10,347,200
Ruth’s Hospitality Group, Inc.	38,470	805,946
Scholastic Corp.	145,190	5,401,068
Sonic Automotive, Inc., Cl A	716,970	14,626,188
Sonic Corp.	704,896	17,939,603
Tupperware Brands Corp.	24,400	1,508,408

		195,981,840

Consumer Staples—8.9%
B&G Foods, Inc.	518,300	16,507,855
Calavo Growers, Inc.	123,300	9,025,560
Energizer Holdings, Inc.	751,900	34,624,995
Inter Parfums, Inc.	194,500	8,023,125
J&J Snack Foods Corp.	36,700	4,818,710
PriceSmart, Inc.	21,300	1,901,025
Sanderson Farms, Inc.	3,001	484,721

		75,385,991

Financials—21.9%
Alexander & Baldwin, Inc.	255,510	11,837,778
Artisan Partners Asset Management, Inc., Cl A	88,800	2,894,880
Banco Latinoamericano de Comercio Exterior SA, Cl E	46,170	1,359,245
Bank of Hawaii Corp.	211,240	17,608,966
Cohen & Steers, Inc.	312,000	12,320,880
DiamondRock Hospitality Co., REIT	602,900	6,601,755
Education Realty Trust, Inc., REIT	520,800	18,712,344
Evercore, Inc., Cl A	315,720	25,336,530
First Interstate BancSystem, Inc., Cl A	235,800	9,019,350
Hanover Insurance Group, Inc. (The)	141,282	13,694,464
Horace Mann Educators Corp.	323,200	12,717,920
Monmouth Real Estate Investment Corp., REIT	53,550	866,975
Oppenheimer Holdings, Inc., Cl A	12,310	213,579
Outfront Media, Inc., REIT	741,595	18,673,362
Retail Opportunity Investments Corp., REIT	494,793	9,406,015
Tanger Factory Outlet Centers, Inc., REIT	987,300	24,109,866
Trust Co Bank Corp. NY	158,550	1,411,095

		186,785,004

Health Care—7.2%
Hill-Rom Holdings, Inc.	424,830	31,437,420
Landauer, Inc.	212,840	14,324,132
Phibro Animal Health Corp., Cl A	410,800	15,220,140

		60,981,692

Industrials—31.2%
AAR Corp.	244,370	9,232,299
ABM Industries, Inc.	36,927	1,540,225
Advanced Drainage Systems, Inc.	10,600	214,650

	SHARES	VALUE
Industrials—continued
Apogee Enterprises, Inc.	256,300	$12,369,038
Badger Meter, Inc.	182,782	8,956,318
Covanta Holding Corp.	1,455,600	21,615,660
Cubic Corp.	333,800	17,023,800
EMCOR Group, Inc.	98,740	6,850,581
EnPro Industries, Inc.	89,800	7,231,594
Forward Air Corp.	291,000	16,653,930
Granite Construction, Inc.	165,040	9,564,068
Greenbrier Cos., Inc. (The)	147,700	7,111,755
Herman Miller, Inc.	619,880	22,253,692
Interface, Inc.	116,361	2,548,306
ITT, Inc.	53,457	2,366,541
Kelly Services, Inc., Cl A	680,110	17,063,960
Kennametal, Inc.	35,900	1,448,206
Kforce, Inc.	383,400	7,744,680
Knoll, Inc.	651,700	13,034,000
Korn/Ferry International	287,937	11,353,356
Luxfer Holdings PLC ADR	148,010	1,842,725
Mueller Water Products, Inc., Cl A	1,044,030	13,363,584
Multi-Color Corp.	98,100	8,039,295
NN, Inc.	56,400	1,635,600
Sun Hydraulics Corp.	137,020	7,399,080
Tennant Co.	44,880	2,971,056
Tetra Tech, Inc.	517,800	24,103,590
Viad Corp.	174,390	10,620,351

		266,151,940

Information Technology—2.4%
Daktronics, Inc.	559,250	5,911,273
Plantronics, Inc.	332,360	14,696,959

		20,608,232

Materials—2.7%
Carpenter Technology Corp.	170,400	8,184,312
Haynes International, Inc.	77,130	2,769,738
Hecla Mining Co.	2,342,940	11,761,559

		22,715,609

Utilities—3.0%
ALLETE, Inc.	157,140	12,145,351
California Water Service Group	211,790	8,079,788
NorthWestern Corp.	99,400	5,659,836

		25,884,975
TOTAL COMMON STOCKS (Cost $687,161,213)		854,495,283
TOTAL INVESTMENTS
(Cost $687,161,213)—100.3%		854,495,283
Liabilities in Excess of Other Assets—(0.3)%		(2,288,709)

NET ASSETS—100.0%		$852,206,574

Investment Abbreviations

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

6

SILVANT LARGE-CAP GROWTH STOCK FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.6%

Consumer Discretionary—18.4%
Amazon.com, Inc.*	6,931	$6,663,117
Comcast Corp., Cl A	67,994	2,616,409
DR Horton, Inc.	52,469	2,095,087
Las Vegas Sands Corp.	27,119	1,739,955
Netflix, Inc.*	12,613	2,287,367
Priceline Group, Inc. (The)*	2,265	4,146,807
Royal Caribbean Cruises Ltd.	9,772	1,158,373
Twenty-First Century Fox, Inc., Cl A	37,871	999,037
Ulta Beauty, Inc.*	2,813	635,907
Walt Disney Co. (The)	24,014	2,367,060

		24,709,119

Consumer Staples—5.6%
Blue Buffalo Pet Products, Inc.*	44,538	1,262,652
Colgate-Palmolive Co.	20,652	1,504,498
Costco Wholesale Corp.	16,126	2,649,341
Estee Lauder Cos., Inc. (The), Cl A	19,671	2,121,321

		7,537,812

Energy—1.5%
Devon Energy Corp.	16,688	612,616
EOG Resources, Inc.	13,748	1,329,982

		1,942,598

Financials—6.6%
American Express Co.	24,005	2,171,492
Charles Schwab Corp. (The)	48,556	2,123,839
Equinix, Inc., REIT	4,030	1,798,589
Morgan Stanley	36,621	1,764,034
SunTrust Banks, Inc.	16,685	997,263

		8,855,217

Health Care—13.5%
Agilent Technologies, Inc.	13,784	884,933
Alexion Pharmaceuticals, Inc.*	12,254	1,719,114
Allergan PLC	7,202	1,476,050
Biogen, Inc.*	7,464	2,337,128
Bristol-Myers Squibb Co.	35,221	2,244,987
Edwards Lifesciences Corp.*	23,169	2,532,603
HCA Healthcare, Inc.*	14,167	1,127,551
Intuitive Surgical, Inc.*	1,073	1,122,229
Mettler-Toledo International, Inc.*	1,543	966,165
UnitedHealth Group, Inc.	13,850	2,712,522
Vertex Pharmaceuticals, Inc.*	6,247	949,794

		18,073,076

Industrials—11.4%
A.O. Smith Corp.	26,860	1,596,290
Cummins, Inc.	10,248	1,721,971
Deere & Co.	13,417	1,685,041
Emerson Electric Co.	27,608	1,734,887
Fortune Brands Home & Security, Inc.	25,423	1,709,188
Honeywell International, Inc.	23,733	3,363,915
IHS Markit Ltd.*	21,711	957,021
Waste Management, Inc.	12,794	1,001,386
Xylem, Inc.	24,777	1,551,784

		15,321,483

	SHARES	VALUE
Information Technology—42.0%
Adobe Systems, Inc.*	19,078	$2,846,056
Alphabet, Inc., Cl C*	4,206	4,034,017
Alphabet, Inc., Cl A*	4,089	3,981,541
Analog Devices, Inc.	19,946	1,718,747
Apple, Inc.	45,085	6,948,500
Applied Materials, Inc.	48,922	2,548,347
Autodesk, Inc.*	24,084	2,703,670
Corning, Inc.	39,468	1,180,883
Facebook, Inc., Cl A*	40,734	6,960,219
Microchip Technology, Inc.	21,008	1,886,098
Microsoft Corp.	107,816	8,031,214
Oracle Corp.	26,348	1,273,926
Salesforce.com, Inc.*	21,608	2,018,619
Splunk, Inc.*	20,272	1,346,669
Universal Display Corp.	7,390	952,201
Visa, Inc., Cl A	60,593	6,376,807
Workday, Inc., Cl A*	13,906	1,465,553

		56,273,067

Materials—0.6%
Vulcan Materials Co.	6,300	753,480
TOTAL COMMON STOCKS (Cost $76,472,111)		133,465,852

MONEY MARKET FUND—1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(a)(b)	2,586,170	2,586,170
TOTAL MONEY MARKET FUND (Cost $2,586,170)		2,586,170
TOTAL INVESTMENTS
(Cost $79,058,281)—101.5%		136,052,022
Liabilities in Excess of Other Assets—(1.5)%		(2,002,697)

NET ASSETS—100.0%		$134,049,325

*	Non-income producing security.
(a)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(b)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviation

REIT	Real Estate Investment Trust

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

7

SILVANT SMALL-CAP GROWTH STOCK FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.9%

Consumer Discretionary—10.5%
Cable One, Inc.	445	$321,343
Cheesecake Factory, Inc. (The)	8,776	369,645
Cracker Barrel Old Country Store, Inc.	2,851	432,269
Denny’s Corp.*	28,368	353,181
ILG, Inc.	14,451	386,275
iRobot Corp.*	2,042	157,356
Sinclair Broadcast Group, Inc., Cl A	7,754	248,516
Texas Roadhouse, Inc.	8,534	419,361
TopBuild Corp.*	4,810	313,468
Winnebago Industries, Inc.	9,049	404,943

		3,406,357

Consumer Staples—0.9%
WD-40 Co.	2,650	296,535

Financials—7.0%
Ameris Bancorp	5,256	252,288
AMERISAFE, Inc.	3,947	229,715
Employers Holdings, Inc.	8,265	375,644
First Financial Bankshares, Inc.	6,423	290,320
Home BancShares, Inc.	23,526	593,326
QTS Realty Trust, Inc., Cl A, REIT	10,207	534,439

		2,275,732

Health Care—25.9%
AMN Healthcare Services, Inc.*	7,271	332,285
Array BioPharma, Inc.*	35,847	440,918
Avexis, Inc.*	2,638	255,174
Bio-Techne Corp.	1,359	164,290
Cantel Medical Corp.	4,215	396,927
Chemed Corp.	1,741	351,769
Clovis Oncology, Inc.*	2,539	209,214
CorVel Corp.*	5,748	312,691
Dermira, Inc.*	7,949	214,623
HealthEquity, Inc.*	5,284	267,265
HealthSouth Corp.	8,981	416,269
ICU Medical, Inc.*	3,734	693,964
Inogen, Inc.*	2,206	209,791
Insulet Corp.*	3,264	179,781
Ironwood Pharmaceuticals, Inc.*	25,074	395,417
La Jolla Pharmaceutical Co.*	6,963	242,173
Loxo Oncology, Inc.*	2,277	209,757
Medidata Solutions, Inc.*	3,354	261,813
Neurocrine Biosciences, Inc.*	5,307	325,213
Penumbra, Inc.*	3,021	272,796
Portola Pharmaceuticals, Inc.*	9,502	513,393
PRA Health Sciences, Inc.*	3,632	276,649
Prestige Brands Holdings, Inc.*	7,816	391,503
Radius Health, Inc.*	7,665	295,486
Sarepta Therapeutics, Inc.*	3,573	162,071
Supernus Pharmaceuticals, Inc.*	9,064	362,560
Ultragenyx Pharmaceutical, Inc.*	5,007	266,673

		8,420,465

Industrials—21.9%
AAON, Inc.	11,952	412,045
Air Transport Services Group, Inc.*	13,388	325,864
Alamo Group, Inc.	6,020	646,367
Astec Industries, Inc.	5,512	308,727
Atlas Air Worldwide Holdings, Inc.*	2,415	158,907
Beacon Roofing Supply, Inc.*	7,378	378,123
BMC Stock Holdings, Inc.*	8,823	188,371
Dycom Industries, Inc.*	5,796	497,760

	SHARES	VALUE
Industrials—continued
Forward Air Corp.	8,863	$507,230
Franklin Electric Co., Inc.	8,339	374,004
Hexcel Corp.	4,491	257,873
II-VI, Inc.*	15,850	652,228
Masonite International Corp.*	2,401	166,149
Mercury Systems, Inc.*	9,448	490,162
Multi-Color Corp.	5,254	430,565
Simpson Manufacturing Co., Inc.	9,219	452,100
Teledyne Technologies, Inc.*	2,943	468,467
Universal Forest Products, Inc.	4,080	400,493

		7,115,435

Information Technology—27.2%
Coherent, Inc.*	1,518	356,988
Fair Isaac Corp.	3,092	434,426
Five9, Inc.*	7,890	188,571
Inphi Corp.*	10,814	429,208
Integrated Device Technology, Inc.*	14,146	376,001
InterXion Holding NV*	14,232	724,836
Littelfuse, Inc.	3,843	752,767
LogMeIn, Inc.	3,239	356,452
MaxLinear, Inc., Cl A*	19,078	453,102
MINDBODY, Inc., Cl A*	12,524	323,745
Monolithic Power Systems, Inc.	3,517	374,736
Oclaro, Inc.*	38,901	335,716
Paycom Software, Inc.*	5,343	400,511
Pegasystems, Inc.	8,953	516,140
Power Integrations, Inc.	4,293	314,248
Proofpoint, Inc.*	5,814	507,097
Q2 Holdings, Inc.*	18,813	783,561
Rogers Corp.*	3,752	500,067
Versum Materials, Inc.	11,195	434,590
ViaSat, Inc.*	4,522	290,855

		8,853,617

Materials—6.5%
Balchem Corp.	6,083	494,487
HB Fuller Co.	8,222	477,369
Olin Corp.	10,730	367,503
Quaker Chemical Corp.	2,731	404,052
Stepan Co.	4,485	375,215

		2,118,626
TOTAL COMMON STOCKS (Cost $25,409,648)		32,486,767

MONEY MARKET FUND 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(a)(b)	86,145	86,145
TOTAL MONEY MARKET FUND (Cost $86,145)		86,145
TOTAL INVESTMENTS (Cost $25,495,793)—100.2%		32,572,912
Liabilities in Excess of Other Assets—(0.2)%		(69,113)

NET ASSETS—100.0%		$32,503,799

*	Non-income producing security.
(a)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(b)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviation

REIT	Real Estate Investment Trust

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

8

WCM INTERNATIONAL EQUITY FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.4%

Australia—4.4%
CSL Ltd.	38,971	$4,095,003

Brazil—2.1%
Raia Drogasil SA	80,700	1,911,024

Canada—3.6%
Canadian Pacific Railway Ltd.	20,162	3,387,821

China—7.4%
Ctrip.com International Ltd. ADR*	50,603	2,668,802
Tencent Holdings Ltd.	97,440	4,193,677

		6,862,479

Denmark—8.1%
Chr. Hansen Holding A/S	30,591	2,623,648
Coloplast A/S, Cl B	30,336	2,462,052
Novozymes A/S, Cl B	46,971	2,410,376

		7,496,076

France—7.7%
Essilor International SA	16,433	2,034,472
Hermes International	4,073	2,053,361
LVMH Moet Hennessy Louis Vuitton SE	11,244	3,102,384

		7,190,217

Germany—2.4%
Adidas AG	9,917	2,243,381

Hong Kong—2.3%
AIA Group Ltd.	287,200	2,117,712

India—3.5%
HDFC Bank Ltd. ADR	33,799	3,257,210

Ireland—9.5%
Accenture PLC, Cl A	25,249	3,410,382
Experian PLC	153,131	3,075,880
ICON PLC*	20,358	2,318,369

		8,804,631

Italy—3.9%
Ferrari NV	17,888	1,976,761
Luxottica Group SpA	29,150	1,629,254

		3,606,015

Japan—5.9%
Keyence Corp.	7,200	3,823,150
Sysmex Corp.	26,040	1,661,562

		5,484,712

Mexico—2.3%
Wal-Mart de Mexico SAB de CV	940,990	2,154,821

Netherlands—5.0%
Core Laboratories NV	20,548	2,028,088

	SHARES	VALUE
Netherlands—continued
Yandex NV, Cl A*	78,699	$2,593,132

		4,621,220

South Korea—0.6%
Amorepacific Corp.	2,482	562,342

Spain—1.3%
Industria de Diseno Textil SA	32,201	1,213,491

Sweden—3.1%
Atlas Copco AB, Cl A	67,775	2,869,967

Switzerland—7.6%
Chubb Ltd.	25,676	3,660,114
Nestle SA	40,368	3,380,848

		7,040,962

Taiwan—3.5%
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	85,432	3,207,972

United Kingdom—7.2%
Compass Group PLC	154,808	3,283,817
Reckitt Benckiser Group PLC	37,555	3,428,552

		6,712,369
TOTAL COMMON STOCKS (Cost $68,582,708)		84,839,425

MONEY MARKET FUND—8.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(a)(b)	7,556,652	7,556,652
TOTAL MONEY MARKET FUND (Cost $7,556,652)		7,556,652
TOTAL INVESTMENTS
(Cost $76,139,360)—99.6%		92,396,077
Other Assets in Excess of Liabilities—0.4%		397,905

NET ASSETS—100.0%		$92,793,982

*	Non-income producing security.
(a)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(b)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Investment Abbreviations

ADR	American Depositary Receipt
SAB de CV	Sociedad Anónima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company
SP ADR	Sponsored American Depositary Receipt

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

9

ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.9%

Consumer Discretionary—26.0%
Alibaba Group Holding Ltd. SP ADR*	3,400	$587,214
Amazon.com, Inc.*	1,850	1,778,498
lululemon athletica, Inc.*	7,000	435,750
Netflix, Inc.*	10,100	1,831,635
Shake Shack, Inc., Cl A*	13,000	431,990
Tesla, Inc.*	4,400	1,500,840
Ulta Beauty, Inc.*	1,800	406,908
Wayfair, Inc., Cl A*	4,700	316,780

		7,289,615

Financials—8.1%
Bank of the Ozarks.	10,500	504,525
Charles Schwab Corp. (The)	26,000	1,137,240
First Republic Bank	6,000	626,760

		2,268,525

Health Care—19.9%
Celgene Corp.*	7,500	1,093,650
Exact Sciences Corp.*	29,000	1,366,480
Medidata Solutions, Inc.*	6,100	476,166
Nevro Corp.*	8,300	754,304
Portola Pharmaceuticals, Inc.*	8,500	459,255
Regeneron Pharmaceuticals, Inc.*	1,800	804,816
Teladoc, Inc.*	19,000	629,850

		5,584,521

Industrials—6.6%
BEST, Inc. ADR*	21,500	257,355
XPO Logistics, Inc.*	23,500	1,592,830

		1,850,185

Information Technology—38.3%
2U, Inc.*	13,600	762,144
Adobe Systems, Inc.*	4,050	604,179
Facebook, Inc., Cl A*	9,000	1,537,830
Inphi Corp.*	12,600	500,094
MercadoLibre, Inc.	5,500	1,424,115
Monolithic Power Systems, Inc.	9,000	958,950
NVIDIA Corp.	4,700	840,219
Proofpoint, Inc.*	8,600	750,092
ServiceNow, Inc.*	5,750	675,797
Shopify, Inc., Cl A*	11,800	1,374,582
Twilio, Inc., Cl A*	10,200	304,470
Zillow Group, Inc., Cl C*	25,400	1,021,334

		10,753,806
TOTAL COMMON STOCKS (Cost $13,820,268)		27,746,652

	SHARES	VALUE
MONEY MARKET FUND—0.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(a)(b)	58,298	$58,298
TOTAL MONEY MARKET FUND (Cost $58,298)		58,298
TOTAL INVESTMENTS
(Cost $13,878,566)—99.1%		27,804,950
Other Assets in Excess of Liabilities—0.9%		260,013

NET ASSETS—100.0%		$28,064,963

*	Non-income producing security.
(a)	Rate disclosed, the 7 day yield, is as of September 30, 2017.
(b)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

10

CONSERVATIVE ALLOCATION STRATEGY FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE

EQUITY FUNDS(a)—35.4%
Virtus Ceredex Large-Cap Value Equity Fund(b)	68,792	$1,160,527
Virtus Ceredex Mid-Cap Value Equity Fund(b)	86,048	1,152,187
Virtus Duff & Phelps Global Infrastructure Fund(c)	73,885	1,108,269
Virtus Duff & Phelps Global Real Estate Securities Fund(b)	52,111	1,500,272
Virtus KAR International Small-Cap Fund(b)	70,413	1,145,616
Virtus KAR Small-Cap Growth Fund(c)	45,062	1,164,863
Virtus KAR Small-Cap Value Fund(b)	64,871	1,194,928
Virtus Rampart Enhanced Core Equity Fund(c)	56,920	1,150,914
Virtus Silvant Large-Cap Growth Stock Fund(b)	125,399	1,080,937
Virtus Vontobel Emerging Markets Opportunities Fund(b)	96,821	1,111,508
Virtus WCM International Equity Fund(b)	132,316	1,522,952
TOTAL EQUITY FUNDS (Cost $11,888,921)		13,292,973

FIXED INCOME FUNDS(a)—63.1%
Virtus Newfleet High Yield Fund(b)	440,311	1,871,323
Virtus Newfleet Multi-Sector Intermediate Bond Fund(b)	722,386	7,534,489
Virtus Seix Core Bond Fund(b)	176,131	1,877,554
Virtus Seix Floating Rate High Income Fund(b)	348,539	3,039,262
Virtus Seix Total Return Bond Fund(b)	714,796	7,491,058
Virtus Seix US Government Securities Ultra Short Bond Fund(b)	188,208	1,887,727
TOTAL FIXED INCOME FUNDS (Cost $23,471,920)		23,701,413

MONEY MARKET FUND—1.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(a)(d)	628,370	628,370
TOTAL MONEY MARKET FUND (Cost $628,370)		628,370
TOTAL INVESTMENTS
(Cost $35,989,211)—100.2%		37,622,756
Liabilities in Excess of Other Assets—(0.2)%		(60,156)

NET ASSETS—100.0%		$37,562,600

(a)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.
(b)	Affiliated investments. Investments are in each Fund’s Class R6 shares.
(c)	Affiliated investments. Investments are in each Fund’s Class I shares.
(d)	Rate disclosed, the 7 day yield, is as of September 30, 2017.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

11

GROWTH ALLOCATION STRATEGY FUND

SCHEDULES OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE

EQUITY FUNDS(a)—73.2%
Virtus Ceredex Large-Cap Value Equity Fund(b)	367,217	6,194,945
Virtus Ceredex Mid-Cap Value Equity Fund(b)	326,098	4,366,449
Virtus Duff & Phelps Global Infrastructure Fund(c)	224,720	3,370,795
Virtus Duff & Phelps Global Real Estate Securities Fund(b)	209,025	6,017,829
Virtus KAR International Small-Cap Fund(b)	214,174	3,484,606
Virtus KAR Small-Cap Growth Fund(c)	132,457	3,424,013
Virtus KAR Small-Cap Value Fund(b)	240,239	4,425,204
Virtus Rampart Enhanced Core Equity Fund(c)	348,585	7,048,380
Virtus Silvant Large-Cap Growth Stock Fund(b)	596,396	5,140,931
Virtus Vontobel Emerging Markets Opportunities Fund(b)	370,760	4,256,330
Virtus Vontobel Foreign Opportunities Fund(b)	203,554	6,933,036
Virtus WCM International Equity Fund(b)	678,792	7,812,899
TOTAL EQUITY FUNDS (Cost $54,987,393)		62,475,417

FIXED INCOME FUNDS(a)—24.3%
Virtus Newfleet High Yield Fund(b)	616,727	2,621,090
Virtus Newfleet Multi-Sector Intermediate Bond Fund(b)	832,761	8,685,695
Virtus Seix Floating Rate High Income Fund(b)	298,058	2,599,066
Virtus Seix Total Return Bond Fund(b)	655,658	6,871,295
TOTAL FIXED INCOME FUNDS (Cost $20,237,301)		20,777,146

MONEY MARKET FUND—2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(a)(d)	1,951,094	1,951,094
TOTAL MONEY MARKET FUND (Cost $1,951,094)		1,951,094
TOTAL INVESTMENTS
(Cost $77,175,788)—99.8%		85,203,657
Other Assets in Excess of Liabilities—0.2%		182,107

NET ASSETS—100.0%		$85,385,764

(a)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.
(b)	Affiliated investments. Investments are in each Fund’s Class R6 shares.
(c)	Affiliated investments. Investments are in each Fund’s Class I shares.
(d)	Rate disclosed, the 7 day yield, is as of September 30, 2017.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2

See Notes to Financial Statements.

12

VIRTUS ASSET TRUST

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2017 (Unaudited)

	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund	Silvant Large-Cap Growth Stock Fund

Assets:
Total Investments, at Cost	$1,551,360,906	$2,783,257,493	$687,161,213	$79,058,281

Total Investments, at Value	$1,980,726,047	$3,011,928,977	$854,495,283	$136,052,022
Cash	—	—	1,693,420	—
Interest and Dividends Receivable	1,638,736	4,688,086	1,045,987	22,307
Receivable for Capital Shares Issued	1,347,414	4,651,229	469,723	9,295
Receivable for Investment Securities Sold	33,818,193	29,699,223	—	—
Receivable from Investment Adviser	177,278	132,680	3,083	30,412
Prepaid Expenses and Other Assets	132,716	182,018	61,887	37,696

Total Assets	2,017,840,384	3,051,282,213	857,769,383	136,151,732

Liabilities:
Payable for Investment Securities Purchased	37,586,402	26,556,346	—	—
Due to Custodian	2,959,957	12,395,435	—	1,697,722
Payable for Capital Shares Redeemed	3,956,303	14,270,619	4,341,845	175,836
Trustee Deferred Compensation Plan	66,295	101,651	28,301	4,643
Investment Advisory Fees Payable	1,046,218	1,694,120	566,321	78,057
Compliance and Fund Services Fees Payable	5,223	7,800	2,026	407
Distribution and Service Fees Payable	78,953	109,782	39,572	42,123
Trustee Fees Payable	2,532	3,944	1,077	211
Other Accrued Expenses	1,267,220	2,066,368	583,667	103,408

Total Liabilities	46,969,103	57,206,065	5,562,809	2,102,407

Total Net Assets	$1,970,871,281	$2,994,076,148	$852,206,574	$134,049,325

Net Assets Consist of:
Capital	$1,407,729,313	$2,538,507,095	$641,241,612	$38,074,155
Accumulated Net Investment Income (Loss)	12,740,916	18,351,380	4,550,756	(177,796)
Accumulated Net Realized Gain from Investments Transactions	121,035,911	208,546,189	39,080,136	39,159,225
Net Unrealized Appreciation on Investments	429,365,141	228,671,484	167,334,070	56,993,741

Net Assets	$1,970,871,281	$2,994,076,148	$852,206,574	$134,049,325

Net Assets:
Class I	$1,276,262,604	$2,229,503,262	$716,951,071	$29,638,287
Class A	320,248,056	338,047,655	113,958,810	61,032,133
Class C	17,639,375	50,006,706	21,296,693	36,382,837
Class R6*	356,721,246	376,518,525	—	6,996,068
Shares Outstanding (unlimited number of shares authorized, no par value)
Class I	76,001,108	166,828,342	58,524,177	3,453,463
Class A	19,249,955	25,609,725	9,641,261	9,113,046
Class C	1,088,187	3,890,688	1,998,521	9,451,670
Class R6*	21,141,641	28,124,500	—	811,399
Net Asset Value and Redemption Price Per Share:
Class I	$16.79	$13.36	$12.25	$8.58
Class A	16.64	13.20	11.82	6.70
Class C(a)	16.21	12.85	10.66	3.85
Class R6*	16.87	13.39	—	8.62
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
Class A	$17.66	$14.01	$12.54	$7.11
Maximum Sales Charge—Class A	5.75%	5.75%	5.75%	5.75%

* On September 18, 2017, Class IS shares were renamed Class R6 shares.
(a) Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

13

VIRTUS ASSET TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	Silvant Small-Cap Growth Stock Fund	WCM International Equity Fund	Zevenbergen Innovative Growth Stock Fund	Conservative Allocation Strategy Fund

Assets:
Total Investments, at Cost	$25,495,793	$76,139,360	$13,878,566	$35,989,211

Investments in Affiliates, at Value	$—	$—	$—	$36,994,386
Investments in Unaffiliated, at Value	32,572,912	92,396,077	27,804,950	628,370

Total Investments	32,572,912	92,396,077	27,804,950	37,622,756

Interest and Dividends Receivable	9,197	74,193	2,709	74,303
Receivable for Capital Shares Issued	6,106	85,354	137,232	24,729
Receivable for Investment Securities Sold	—	233,880	443,401	—
Reclaims Receivable	—	99,409	—	—
Receivable from Investment Adviser	7,814	9,396	4,465	10,772
Prepaid Expenses and Other Assets	28,965	23,848	18,405	14,080

Total Assets	32,624,994	92,922,157	28,411,162	37,746,640

Liabilities:
Payable for Investment Securities Purchased	—	—	47,751	73,720
Due to Custodian	37,525	2,987	123,983	55,481
Payable for Capital Shares Redeemed	23,860	3,463	129,251	6,375
Trustee Deferred Compensation Plan	1,082	3,159	965	1,295
Investment Advisory Fees Payable	22,091	64,562	19,695	3,110
Compliance and Fund Services Fees Payable	101	10	63	91
Distribution and Service Fees Payable	4,796	3,623	1,405	13,398
Trustee Fees Payable	46	96	37	50
Other Accrued Expenses	31,694	50,275	23,049	30,520

Total Liabilities	121,195	128,175	346,199	184,040

Total Net Assets	$32,503,799	$92,793,982	$28,064,963	$37,562,600

Net Assets Consist of:
Capital	$23,386,802	$78,087,680	$13,758,276	$33,844,976
Accumulated Net Investment Income (Loss)	(192,396)	326,438	(263,150)	250,437
Accumulated Net Realized Gain (Loss) from Investments Transactions	2,232,274	(1,877,893)	643,453	1,833,642
Net Unrealized Appreciation on Investments	7,077,119	16,257,757	13,926,384	1,633,545

Net Assets	$32,503,799	$92,793,982	$28,064,963	$37,562,600

Net Assets:
Class I	$21,306,464	$65,848,481	$21,818,406	$17,173,117
Class A	6,899,923	17,612,563	6,246,557	5,501,839
Class C	4,297,412	—	—	14,887,644
Class R6*	—	9,332,938	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
Class I	2,387,646	5,729,258	1,014,863	1,378,649
Class A	966,299	1,556,251	306,056	441,455
Class C	1,446,004	—	—	1,212,896
Class R6*	—	811,108	—	—
Net Asset Value and Redemption Price Per Share:
Class I	$8.92	$11.49	$21.50	$12.46
Class A	7.14	11.32	20.41	12.46
Class C(a)	2.97	—	—	12.27
Class R6*	—	11.51	—	—
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
Class A	$7.58	$12.01	$21.66	$13.08
Maximum Sales Charge—Class A	5.75%	5.75%	5.75%	4.75%

* On September 18, 2017, Class IS shares were renamed Class R6 shares.
(a) Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

14

VIRTUS ASSET TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2017 (Unaudited)

Growth Allocation Strategy Fund
Assets:
Total Investments, at Cost	$77,175,788

Investments in Affiliates, at Value	$83,252,563
Investments in Unaffiliated, at Value	1,951,094

Total Investments	85,203,657

Dividends Receivable	74,338
Receivable for Capital Shares Issued	255,862
Receivable from Investment Adviser	6,968
Prepaid Expenses and Other Assets	15,939

Total Assets	85,556,764

Liabilities:
Payable for Investment Securities Purchased	73,246
Payable for Capital Shares Redeemed	15,236
Trustee Deferred Compensation Plan	2,944
Investment Advisory Fees Payable	7,070
Compliance and Fund Services Fees Payable	190
Distribution and Service Fees Payable	12,527
Trustee Fees Payable	119
Other Accrued Expenses	59,668

Total Liabilities	171,000

Total Net Assets	$85,385,764

Net Assets Consist of:
Capital	$57,497,081
Accumulated Net Investment Income	168,232
Accumulated Net Realized Gain from Investments Transactions	10,786,629
Net Unrealized Appreciation on Investments	16,933,822

Net Assets	$85,385,764

Net Assets:
Class I	$58,802,552
Class A	15,251,960
Class C	11,331,252
Shares Outstanding (unlimited number of shares authorized, no par value)
Class I	5,534,653
Class A	1,444,454
Class C	1,105,646
Net Asset Value and Redemption Price Per Share:
Class I	$10.62
Class A	10.56
Class C(a)	10.25
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
Class A	$11.20
Maximum Sales Charge—Class A	5.75%

(a) Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

15

VIRTUS ASSET TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED SEPTEMBER 30, 2017 (Unaudited)

	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund	Silvant Large-Cap Growth Stock Fund

Investment Income:
Dividend Income	$22,575,595	$34,292,668	$10,246,615	$1,069,740
Net Income from Securities Lending	1,512	873,308	—	2,675
Less: Foreign Taxes Withheld	—	(49,500)	—	—

Total Investment Income	22,577,107	35,116,476	10,246,615	1,072,415

Expenses:
Investment Advisory Fees	6,580,316	10,620,444	3,649,177	629,980
Administration Fees	498,196	761,834	213,805	37,277
Fund Accounting Fees	124,149	191,329	54,901	12,667
Transfer Agency Fees	246,407	723,461	119,788	100,600
Compliance & Fund Services Fees	78,024	118,546	34,771	8,041
Distribution and Service Fees—Class A	375,517	406,211	135,577	77,530
Distribution and Service Fees—Class C	83,593	264,924	111,971	182,425
Shareholder Servicing Fees—Class I	2,084,331	3,066,517	1,077,811	103,635
Shareholder Servicing Fees—Class A	471,594	537,835	171,285	53,699
Shareholder Servicing Fees—Class C	3,243	7,020	3,027	7,281
Custodian Fees	18,025	26,648	11,057	5,344
Printing Fees	52,347	131,641	36,343	6,642
Registration Fees	31,935	34,645	25,098	26,755
Trustee Fees	64,892	99,117	28,573	6,032
Professional Fees	32,612	48,215	16,808	7,509
Other Fees	68,870	98,399	31,867	11,308

Total Expenses	10,814,051	17,136,786	5,721,859	1,276,725
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(977,917)	(326,183)	(26,000)	(155,323)

Net Expenses	9,836,134	16,810,603	5,695,859	1,121,402

Net Investment Income (Loss)	12,740,973	18,305,873	4,550,756	(48,987)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain from:
Investment Transactions	127,258,852	230,245,529	47,093,279	39,668,708
Net Change in Unrealized Depreciation on:
Investments	(23,237,644)	(212,156,907)	(40,469,183)	(23,703,266)

Net Realized and Unrealized Gain on Investments	104,021,208	18,088,622	6,624,096	15,965,442

Change in Net Assets from Operations	$116,762,181	$36,394,495	$11,174,852	$15,916,455

See Notes to Financial Statements.

16

VIRTUS ASSET TRUST

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED SEPTEMBER 30, 2017 (Unaudited)

	Silvant Small-Cap Growth Stock Fund	WCM International Equity Fund	Zevenbergen Innovative Growth Stock Fund	Conservative Allocation Strategy Fund

Investment Income:
Dividend Income	$112,044	$916,879	$19,651	$104,556
Dividend Income from Affiliated Investment Companies	—	—	—	295,308
Net Income from Securities Lending	14,582	2,899	—	—
Less: Foreign Taxes Withheld	—	(74,605)	—	—

Total Investment Income	126,626	845,173	19,651	399,864

Expenses:
Investment Advisory Fees	151,664	356,877	127,501	20,021
Administration Fees	8,423	22,538	7,781	9,814
Fund Accounting Fees	2,422	4,249	1,506	10,043
Transfer Agency Fees	11,999	22,997	7,877	11,721
Compliance & Fund Services Fees	1,477	2,789	1,044	1,586
Distribution and Service Fees—Class A	8,606	19,722	8,287	8,836
Distribution and Service Fees—Class C	22,263	—	—	78,258
Shareholder Servicing Fees—Class I	36,082	29,487	28,342	11,515
Shareholder Servicing Fees—Class A	1,848	7,878	3,111	2,945
Shareholder Servicing Fees—Class C	835	—	—	1,929
Custodian Fees	4,864	29,948	4,238	9,769
Printing Fees	1,763	4,411	1,481	2,185
Registration Fees	27,266	20,959	15,223	21,216
Trustee Fees	1,201	2,520	955	1,296
Professional Fees	4,950	9,110	4,693	2,553
Other Fees	6,109	15,603	7,652	5,896

Total Expenses	291,772	549,088	219,691	199,583
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(39,329)	(30,180)	(15,184)	(50,175)

Net Expenses	252,443	518,908	204,507	149,408

Net Investment Income (Loss)	(125,817)	326,265	(184,856)	250,456

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain from:
Investment Transactions	2,317,253	150,215	851,588	761,811
Investments in Affiliated Investment Companies	—	—	—	1,266,137
Capital Gain Received from Investments in Affiliated Investment Companies	—	—	—	311,244
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(171,539)	9,133,363	2,812,280	(538,196)
Investments in Affiliated Investment Companies	—	—	—	(468,487)

Net Realized and Unrealized Gain on Investments	2,145,714	9,283,578	3,663,868	1,332,509

Change in Net Assets from Operations	$2,019,897	$9,609,843	$3,479,012	$1,582,965

See Notes to Financial Statements.

17

VIRTUS ASSET TRUST

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED SEPTEMBER 30, 2017 (Unaudited)

Growth Allocation Strategy Fund

Investment Income:
Dividend Income	$71,470
Dividend Income from Affiliated Investment Companies	277,685

Total Investment Income	349,155

Expenses:
Investment Advisory Fees	29,554
Administration Fees	20,199
Fund Accounting Fees	10,043
Transfer Agency Fees	12,755
Compliance & Fund Services Fees	1,550
Distribution and Service Fees—Class A	12,420
Distribution and Service Fees—Class C	29,374
Shareholder Servicing Fees—Class I	59,394
Shareholder Servicing Fees—Class A	3,956
Shareholder Servicing Fees—Class C	2,389
Custodian Fees	6,642
Printing Fees	2,129
Registration Fees	20,281
Trustee Fees	2,158
Professional Fees	2,599
Other Fees	6,722

Total Expenses	222,165
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(41,255)

Net Expenses	180,910

Net Investment Income	168,245

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain from:
Investment Transactions	2,432,034
Investments in Affiliated Investment Companies	7,249,471
Capital Gain Received from Investments in Affiliated Investment Companies	1,430,436
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(908,960)
Investments in Affiliated Investment Companies	2,026,534

Net Realized and Unrealized Gain on Investments	12,229,515

Change in Net Assets from Operations	$12,397,760

See Notes to Financial Statements.

18

VIRTUS ASSET TRUST

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (UNAUDITED)

	Ceredex Large-Cap Value Equity Fund		Ceredex Mid-Cap Value Equity Fund		Ceredex Small-Cap Value Equity Fund
	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17
Operations:
Net Investment Income	$12,740,973	$36,456,957	$18,305,873	$35,799,128	$4,550,756	$7,640,618
Net Realized Gain	127,258,852	198,054,112	230,245,529	416,381,930	47,093,279	123,270,633
Net Change in Unrealized Appreciation (Depreciation)	(23,237,644)	129,586,427	(212,156,907)	220,580,870	(40,469,183)	47,650,389

Change in Net Assets from Operations	116,762,181	364,097,496	36,394,495	672,761,928	11,174,852	178,561,640

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I	(5,412,657)	(23,505,845)	(1,493,651)	(31,948,717)	—	(7,849,349)
Class A	(1,148,672)	(4,823,580)	—	(3,509,056)	—	(918,795)
Class C	(44,221)	(171,194)	—	(286,575)	—	(130,786)
Class R6*	(1,762,127)	(5,536,785)	(464,875)	(3,721,071)	—	—
Net Realized Gains:
Class I	(90,294,474)	(5,721,019)	(196,877,568)	(91,348,699)	(51,771,153)	(33,290,941)
Class A	(22,906,641)	(1,413,158)	(29,997,048)	(13,157,105)	(8,449,387)	(5,439,162)
Class C	(1,290,888)	(75,218)	(4,576,071)	(1,988,365)	(1,741,902)	(1,281,420)
Class R6*	(24,999,001)	(1,160,657)	(32,960,359)	(8,470,043)	—	—

Total Dividends and Distributions	(147,858,681)	(42,407,456)	(266,369,572)	(154,429,631)	(61,962,442)	(48,910,453)

Change in Net Assets from Capital Transactions	(107,004,103)	(308,024,134)	(208,744,379)	(457,696,242)	(31,275,647)	(164,281,528)

Change in Net Assets	(138,100,603)	13,665,906	(438,719,456)	60,636,055	(82,063,237)	(34,630,341)

Net Assets:
Beginning of Year	2,108,971,884	2,095,305,978	3,432,795,604	3,372,159,549	934,269,811	968,900,152

End of Year	$1,970,871,281	$2,108,971,884	$2,994,076,148	$3,432,795,604	$852,206,574	$934,269,811

Accumulated Net Investment Income, End of Period	$12,740,916	$8,367,620	$18,351,380	$2,004,033	$4,550,756	$—

* On September 18, 2017, Class IS shares were renamed Class R6 shares.

See Notes to Financial Statements.

19

VIRTUS ASSET TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIODS INDICATED (UNAUDITED)

	Silvant Large-Cap Growth Stock Fund		Silvant Small-Cap Growth Stock Fund		WCM International Equity Fund
	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17
Operations:
Net Investment Income (Loss)	$(48,987)	$(517,166)	$(125,817)	$(244,758)	$326,265	$193,448
Net Realized Gain (Loss)	39,668,708	51,578,602	2,317,253	6,629,706	150,215	(210,548)
Net Change in Unrealized Appreciation (Depreciation)	(23,703,266)	(34,342,881)	(171,539)	2,167,591	9,133,363	5,750,729

Change in Net Assets from Operations	15,916,455	16,718,555	2,019,897	8,552,539	9,609,843	5,733,629

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I	—	—	—	—	(82,037)	(197,965)
Class A	—	—	—	—	(14,388)	(61,299)
Class R6*	—	—	—	—	(13,122)	(32,825)
Net Realized Gains:
Class I	(3,664,558)	(11,447,462)	(1,345,228)	(3,661,429)	—	(225,940)
Class A	(9,173,906)	(8,690,053)	(536,628)	(1,015,963)	—	(78,574)
Class C	(8,562,643)	(7,642,508)	(727,769)	(1,293,435)	—	—
Class R6*	(838,647)	(3,486,146)	—	(439,680)	—	(31,540)

Total Dividends and Distributions	(22,239,754)	(31,266,169)	(2,609,625)	(6,410,507)	(109,547)	(628,143)

Change in Net Assets from Capital Transactions	(73,566,051)	(21,363,216)	(7,826,241)	(12,488,352)	11,499,850	28,344,755

Change in Net Assets	(79,889,350)	(35,910,830)	(8,415,969)	(10,346,320)	21,000,146	33,450,241

Net Assets:
Beginning of Year	213,938,675	249,849,505	40,919,768	51,266,088	71,793,836	38,343,595

End of Year	$134,049,325	$213,938,675	$32,503,799	$40,919,768	$92,793,982	$71,793,836

Accumulated Net Investment Income (Loss), End of Period	$(177,796)	$(128,809)	$(192,396)	$(66,579)	$326,438	$109,720

* On September 18, 2017, Class IS shares were renamed Class R6 shares.

See Notes to Financial Statements.

20

VIRTUS ASSET TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIODS INDICATED (UNAUDITED)

	Zevenbergen Innovative Growth Stock Fund		Conservative Allocation Strategy Fund		Growth Allocation Strategy Fund
	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17	04/01/17- 09/30/17 (Unaudited)	04/01/16- 03/31/17
Operations:
Net Investment Income (Loss)	$(184,856)	$(297,572)	$250,456	$670,284	$168,245	$349,335
Net Realized Gain	851,588	3,192,828	2,339,192	1,257,170	11,111,941	2,356,558
Net Change in Unrealized Appreciation (Depreciation)	2,812,280	1,488,150	(1,006,683)	900,241	1,117,574	1,451,357

Change in Net Assets from Operations	3,479,012	4,383,406	1,582,965	2,827,695	12,397,760	4,157,250

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I	—	—	(73,336)	(491,676)	(5,374)	(399,125)
Class A	—	—	(17,781)	(170,167)	—	(62,334)
Class C	—	—	(23,085)	(231,265)	—	(11,852)
Net Realized Gains:
Class I	(865,513)	(2,004,924)	(470,708)	(84,915)	(1,361,269)	(1,921,798)
Class A	(259,381)	(970,891)	(150,714)	(36,161)	(248,361)	(358,017)
Class C	—	—	(414,179)	(72,207)	(85,862)	(134,813)

Total Dividends and Distributions	(1,124,894)	(2,975,815)	(1,149,803)	(1,086,391)	(1,700,866)	(2,887,939)

Change in Net Assets from Capital Transactions	(2,994,607)	967,671	(5,138,702)	(24,138,818)	34,310,945	(8,953,205)

Change in Net Assets	(640,489)	2,375,262	(4,705,540)	(22,397,514)	45,007,839	(7,683,894)

Net Assets:
Beginning of Year	28,705,452	26,330,190	42,268,140	64,665,654	40,377,925	48,061,819

End of Year	$28,064,963	$28,705,452	$37,562,600	$42,268,140	$85,385,764	$40,377,925

Accumulated Net Investment Income (Loss), End of Period	$(263,150)	$(78,294)	$250,437	$114,183	$168,232	$5,361

See Notes to Financial Statements.

21

VIRTUS ASSET TRUST

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

THROUGHOUT THE PERIODS INDICATED.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return ofCapital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Ceredex Large-Cap Value Equity Fund
Class I
Period Ended September 30, 2017^	$17.11	0.11	0.93	1.04	(0.08)	—	(1.28)	(1.36)	—	16.79	$1,276,263	6.06%	0.97%	1.09%	1.28%	36%
Year Ended March 31, 2017	14.71	0.28	2.45	2.73	(0.27)	—	(0.06)	(0.33)	—	17.11	1,432,996	18.63	0.97	1.09	1.73	77
Year Ended March 31, 2016	16.60	0.22	(0.57)	(0.35)	(0.24)	—	(1.30)	(1.54)	—	14.71	1,440,587	(2.19)	0.97	1.09	1.40	66
Year Ended March 31, 2015	17.02	0.23	0.99	1.22	(0.23)	—	(1.41)	(1.64)	—	16.60	1,927,039	7.25	0.95	1.07	1.33	73
Year Ended March 31, 2014	15.76	0.24	3.29	3.53	(0.23)	—	(2.04)	(2.27)	—	17.02	1,799,158	22.94	0.91	1.06	1.42	81
Year Ended March 31, 2013	13.77	0.24	1.97	2.21	(0.22)	—	—	(0.22)	—	15.76	1,442,154	16.24	0.89	0.89	1.74	78

Class A
Period Ended September 30, 2017^	$16.98	0.09	0.91	1.00	(0.06)	—	(1.28)	(1.34)	—	16.64	$320,248	5.91%	1.24%	1.30%	1.01%	36%
Year Ended March 31, 2017	14.60	0.23	2.43	2.66	(0.22)	—	(0.06)	(0.28)	—	16.98	335,256	18.31	1.25	1.36	1.45	77
Year Ended March 31, 2016	16.48	0.17	(0.56)	(0.39)	(0.19)	—	(1.30)	(1.49)	—	14.60	362,805	(2.46)	1.27	1.37	1.09	66
Year Ended March 31, 2015	16.90	0.18	0.99	1.17	(0.18)	—	(1.41)	(1.59)	—	16.48	461,642	6.98	1.25	1.36	1.03	73
Year Ended March 31, 2014	15.67	0.19	3.27	3.46	(0.19)	—	(2.04)	(2.23)	—	16.90	379,768	22.60	1.19	1.37	1.13	81
Year Ended March 31, 2013	13.70	0.21	1.95	2.16	(0.19)	—	—	(0.19)	—	15.67	287,957	15.93	1.16	1.26	1.48	78

Class C
Period Ended September 30, 2017^	$16.59	0.05	0.89	0.94	(0.04)	—	(1.28)	(1.32)	—	16.21	$17,639	5.69%	1.66%	1.74%	0.60%	36%
Year Ended March 31, 2017	14.28	0.15	2.37	2.52	(0.15)	—	(0.06)	(0.21)	—	16.59	18,590	17.70	1.72	1.72	0.98	77
Year Ended March 31, 2016	16.15	0.10	(0.55)	(0.45)	(0.12)	—	(1.30)	(1.42)	—	14.28	19,053	(2.88)	1.71	1.71	0.65	66
Year Ended March 31, 2015	16.59	0.10	0.97	1.07	(0.10)	—	(1.41)	(1.51)	—	16.15	21,207	6.50	1.71	1.71	0.57	73
Year Ended March 31, 2014	15.42	0.10	3.22	3.32	(0.11)	—	(2.04)	(2.15)	—	16.59	20,239	21.98	1.71	1.71	0.62	81
Year Ended March 31, 2013	13.50	0.12	1.92	2.04	(0.12)	—	—	(0.12)	—	15.42	16,394	15.25	1.75	1.75	0.89	78

Class R6*
Period Ended September 30, 2017^	$17.18	0.13	0.93	1.06	(0.09)	—	(1.28)	(1.37)	—	16.87	$356,721	6.17%	0.73%	0.78%	1.53%	36%
Year Ended March 31, 2017	14.77	0.32	2.46	2.78	(0.31)	—	(0.06)	(0.37)	—	17.18	322,129	18.92	0.72	0.72	1.98	77
Year Ended March 31, 2016	16.66	0.23	(0.53)	(0.30)	(0.29)	—	(1.30)	(1.59)	—	14.77	272,861	(1.90)	0.72	0.72	1.48	66
Period Ended March 31, 2015(e)	17.54	0.19	0.54	0.73	(0.20)	—	(1.41)	(1.61)	—	16.66	37,570	4.26	0.71	0.71	1.65	73
Ceredex Mid-Cap Value
Equity Fund
Class I
Period Ended September 30, 2017^	$14.48	0.09	0.08	0.17	(0.01)	—	(1.28)	(1.29)	—	13.36	$2,229,503	1.20%	1.08%	1.10%	1.20%	50%
Year Ended March 31, 2017	12.34	0.15	2.66	2.81	(0.17)	—	(0.50)	(0.67)	—	14.48	2,716,560	23.08	1.08	1.08	1.12	108
Year Ended March 31, 2016	13.74	0.15	(0.71)	(0.56)	(0.15)	—	(0.69)	(0.84)	—	12.34	2,717,761	(3.85)	1.12	1.12	1.16	98
Year Ended March 31, 2015	14.09	0.13	0.93	1.06	(0.12)	—	(1.29)	(1.41)	—	13.74	3,552,288	7.76	1.10	1.10	0.92	94
Year Ended March 31, 2014	13.06	0.14	2.64	2.78	(0.12)	—	(1.63)	(1.75)	—	14.09	3,159,585	22.03	1.09	1.10	1.02	108
Year Ended March 31, 2013	11.07	0.16	2.00	2.16	(0.14)	—	(0.03)	(0.17)	—	13.06	2,168,210	19.73	1.08	1.08	1.44	123

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Highlights and Notes to Financial Statements.

22

VIRTUS ASSET TRUST

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

THROUGHOUT THE PERIODS INDICATED.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return ofCapital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)		Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Ceredex Mid-Cap Value Equity Fund
(Continued)
Class A
Period Ended September 30, 2017^	$14.33	0.07	0.08	0.15	—	—	(1.28)	(1.28)	—	13.20	$338,048	1.08%		1.37%	1.37%	0.92%	50%
Year Ended March 31, 2017	12.22	0.11	2.63	2.74	(0.13)	—	(0.50)	(0.63)	—	14.33	369,102	22.69		1.39	1.45	0.81	108
Year Ended March 31, 2016	13.60	0.11	(0.70)	(0.59)	(0.10)	—	(0.69)	(0.79)	—	12.22	397,599	(4.11)		1.40	1.45	0.86	98
Year Ended March 31, 2015	13.96	0.09	0.92	1.01	(0.08)	—	(1.29)	(1.37)	—	13.60	590,327	7.45		1.38	1.41	0.64	94
Year Ended March 31, 2014	12.96	0.10	2.62	2.72	(0.09)	—	(1.63)	(1.72)	—	13.96	611,880	21.68		1.35	1.40	0.76	108
Year Ended March 31, 2013	10.99	0.13	1.98	2.11	(0.11)	—	(0.03)	(0.14)	—	12.96	490,381	19.43		1.34	1.38	1.17	123

Class C
Period Ended September 30, 2017^	$14.02	0.03	0.08	0.11	—	—	(1.28)	(1.28)	—	12.85	$50,007	0.89%		1.80%	1.87%	0.49%	50%
Year Ended March 31, 2017	11.96	0.05	2.58	2.63	(0.07)	—	(0.50)	(0.57)	—	14.02	55,580	22.23	(f)	1.80	1.80	0.39	108
Year Ended March 31, 2016	13.34	0.06	(0.68)	(0.62)	(0.07)	—	(0.69)	(0.76)	—	11.96	64,160	(4.49)		1.78	1.78	0.50	98
Year Ended March 31, 2015	13.72	0.04	0.90	0.94	(0.03)	—	(1.29)	(1.32)	—	13.34	87,115	7.06		1.75	1.75	0.28	94
Year Ended March 31, 2014	12.77	0.05	2.58	2.63	(0.05)	—	(1.63)	(1.68)	—	13.72	81,961	21.26		1.76	1.76	0.36	108
Year Ended March 31, 2013	10.85	0.07	1.95	2.02	(0.07)	—	(0.03)	(0.10)	—	12.77	53,893	18.75		1.86	1.86	0.65	123

Class R6*
Period Ended September 30, 2017^	$14.49	0.11	0.09	0.20	(0.02)	—	(1.28)	(1.30)	—	13.39	$376,519	1.40%		0.80%	0.84%	1.53%	50%
Year Ended March 31, 2017	12.36	0.19	2.66	2.85	(0.22)	—	(0.50)	(0.72)	—	14.49	291,554	23.34		0.80	0.80	1.44	108
Year Ended March 31, 2016	13.76	0.21	(0.72)	(0.51)	(0.20)	—	(0.69)	(0.89)	—	12.36	192,640	(3.45)		0.80	0.80	1.68	98
Period Ended March 31, 2015(e)	14.28	0.13	0.77	0.90	(0.13)	—	(1.29)	(1.42)	—	13.76	23,398	6.54		0.75	0.75	1.39	94
Ceredex Small-Cap Value
Equity Fund
Class I
Period Ended September 30, 2017^	$12.99	0.07	0.13	0.20	—	—	(0.94)	(0.94)	—	12.25	$716,951	1.57%		1.25%	1.25%	1.09%	10%
Year Ended March 31, 2017	11.30	0.11	2.27	2.38	(0.13)	—	(0.56)	(0.69)	—	12.99	786,245	21.15		1.24	1.24	0.87	29
Year Ended March 31, 2016	15.59	0.13	(0.50)	(0.37)	(0.20)	—	(3.72)	(3.92)	—	11.30	820,124	(0.64)		1.21	1.21	0.93	36
Year Ended March 31, 2015	17.95	0.20	0.38	0.58	(0.15)	—	(2.79)	(2.94)	—	15.59	1,118,190	4.07		1.21	1.21	1.16	10
Year Ended March 31, 2014	15.45	0.17	3.11	3.28	(0.14)	—	(0.64)	(0.78)	—	17.95	1,528,174	21.34		1.22	1.22	1.01	37
Year Ended March 31, 2013	13.80	0.20	2.08	2.28	(0.23)	—	(0.40)	(0.63)	—	15.45	1,408,597	17.07		1.20	1.20	1.44	27

Class A
Period Ended September 30, 2017^	$12.58	0.05	0.13	0.18	—	—	(0.94)	(0.94)	—	11.82	$113,959	1.46%		1.49%	1.49%	0.84%	10%
Year Ended March 31, 2017	10.96	0.07	2.20	2.27	(0.09)	—	(0.56)	(0.65)	—	12.58	123,495	20.81	(f)	1.55	1.55	0.58	29
Year Ended March 31, 2016	15.25	0.08	(0.50)	(0.42)	(0.15)	—	(3.72)	(3.87)	—	10.96	121,367	(1.07	)(f)	1.55	1.55	0.62	36
Year Ended March 31, 2015	17.61	0.15	0.38	0.53	(0.10)	—	(2.79)	(2.89)	—	15.25	162,732	3.79		1.52	1.52	0.89	10
Year Ended March 31, 2014	15.19	0.12	3.05	3.17	(0.11)	—	(0.64)	(0.75)	—	17.61	195,098	20.96		1.50	1.50	0.73	37
Year Ended March 31, 2013	13.58	0.15	2.05	2.20	(0.19)	—	(0.40)	(0.59)	—	15.19	181,308	16.77		1.50	1.50	1.14	27

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Highlights and Notes to Financial Statements.

23

VIRTUS ASSET TRUST

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

THROUGHOUT THE PERIODS INDICATED.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return ofCapital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Ceredex Small-Cap Value Equity Fund
(Continued)
Class C
Period Ended September 30, 2017^	$11.46	0.02	0.12	0.14	—	—	(0.94)	(0.94)	—	10.66	$21,297	1.25%	1.91%	1.99%	0.42%	10%
Year Ended March 31, 2017	10.04	0.02	2.02	2.04	(0.06)	—	(0.56)	(0.62)	—	11.46	24,529	20.35	1.90	1.90	0.22	29
Year Ended March 31, 2016	14.31	0.03	(0.47)	(0.44)	(0.11)	—	(3.72)	(3.83)	—	10.04	27,410	(1.34)	1.90	1.90	0.28	36
Year Ended March 31, 2015	16.71	0.08	0.36	0.44	(0.05)	—	(2.79)	(2.84)	—	14.31	33,793	3.42	1.88	1.88	0.54	10
Year Ended March 31, 2014	14.47	0.06	2.90	2.96	(0.08)	—	(0.64)	(0.72)	—	16.71	38,408	20.53	1.87	1.87	0.36	37
Year Ended March 31, 2013	12.98	0.08	1.95	2.03	(0.14)	—	(0.40)	(0.54)	—	14.47	36,015	16.17	1.99	1.99	0.65	27
Silvant Large-Cap Growth
Stock Fund
Class I
Period Ended September 30, 2017^	$8.92	0.01	0.83	0.84	—	—	(1.18)	(1.18)	—	8.58	$29,638	9.46%	0.97%	1.26%	0.24%	9%
Year Ended March 31, 2017	9.38	— (g)	0.70	0.70	—	—	(1.16)	(1.16)	—	8.92	92,638	8.14	0.97	1.26	(0.02)	42
Year Ended March 31, 2016	10.32	(0.02)	(0.12)	(0.14)	—	—	(0.80)	(0.80)	—	9.38	110,562	(1.79)	0.97	1.24	(0.15)	10
Year Ended March 31, 2015	9.70	—	1.40	1.40	—	—	(0.78)	(0.78)	—	10.32	127,236	15.03	0.94	1.17	(0.04)	13
Year Ended March 31, 2014	8.31	0.01	2.24	2.25	—	—	(0.86)	(0.86)	—	9.70	188,294	27.35	0.92	1.09	0.07	21
Year Ended March 31, 2013	12.95	0.03	0.24	0.27	(0.01)	—	(4.90)	(4.91)	—	8.31	167,887	3.64	0.94	0.94	0.23	40

Class A
Period Ended September 30, 2017^	$7.20	— (g)	0.68	0.68	—	—	(1.18)	(1.18)	—	6.70	$61,032	9.51%	1.23%	1.38%	(0.06)%	9%
Year Ended March 31, 2017	7.81	(0.02)	0.57	0.55	—	—	(1.16)	(1.16)	—	7.20	60,900	7.83	1.23	1.24	(0.27)	42
Year Ended March 31, 2016	8.75	(0.03)	(0.11)	(0.14)	—	—	(0.80)	(0.80)	—	7.81	62,115	(2.13)	1.20	1.21	(0.39)	10
Year Ended March 31, 2015	8.35	(0.02)	1.20	1.18	—	—	(0.78)	(0.78)	—	8.75	65,953	14.83	1.18	1.19	(0.26)	13
Year Ended March 31, 2014	7.27	(0.02)	1.96	1.94	—	—	(0.86)	(0.86)	—	8.35	64,288	26.99	1.19	1.20	(0.20)	21
Year Ended March 31, 2013	11.96	— (g)	0.21	0.21	—	—	(4.90)	(4.90)	—	7.27	56,511	3.43	1.20	1.20	(0.01)	40

Class C
Period Ended September 30, 2017^	$4.62	(0.02)	0.43	0.41	—	—	(1.18)	(1.18)	—	3.85	$36,383	8.98%	1.91%	1.99%	(0.74)%	9%
Year Ended March 31, 2017	5.45	(0.05)	0.38	0.33	—	—	(1.16)	(1.16)	—	4.62	36,141	7.16	1.90	1.90	(0.95)	42
Year Ended March 31, 2016	6.38	(0.06)	(0.07)	(0.13)	—	—	(0.80)	(0.80)	—	5.45	40,086	(2.77)	1.88	1.89	(1.06)	10
Year Ended March 31, 2015	6.32	(0.06)	0.90	0.84	—	—	(0.78)	(0.78)	—	6.38	46,678	14.20	1.86	1.87	(0.90)	13
Year Ended March 31, 2014	5.71	(0.06)	1.53	1.47	—	—	(0.86)	(0.86)	—	6.32	34,249	26.09	1.88	1.88	(0.90)	21
Year Ended March 31, 2013	10.52	(0.06)	0.15	0.09	—	—	(4.90)	(4.90)	—	5.71	31,625	2.69	1.89	1.89	(0.70)	40

Class R6*
Period Ended September 30, 2017^	$8.94	0.01	0.85	0.86	—	—	(1.18)	(1.18)	—	8.62	$6,996	9.66%	0.91%	0.94%	0.30%	9%
Year Ended March 31, 2017	9.39	0.01	0.70	0.71	—	—	(1.16)	(1.16)	—	8.94	24,261	8.23	0.90	0.90	0.05	42
Year Ended March 31, 2016	10.33	(0.01)	(0.13)	(0.14)	—	—	(0.80)	(0.80)	—	9.39	37,087	(1.80)	0.88	0.89	(0.06)	10
Period Ended March 31, 2015(e)	9.97	0.01	1.13	1.14	—	—	(0.78)	(0.78)	—	10.33	52,967	12.02	0.85	0.87	0.16	13

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Highlights and Notes to Financial Statements.

24

VIRTUS ASSET TRUST

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

THROUGHOUT THE PERIODS INDICATED.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return ofCapital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)		Total Return(b)		Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Silvant Small-Cap Growth
Stock Fund
Class I
Period Ended September 30, 2017^	$8.95	(0.03)	—	(0.03)	—	—	—	—	—	8.92		$21,306	6.39%		1.30%	1.56%	(0.60)%	18%
Year Ended March 31, 2017	8.52	(0.04)	1.66	1.62	—	—	(1.19)	(1.19)	—	8.95		26,929	19.45		1.29	1.43	(0.44)	56
Year Ended March 31, 2016	14.83	(0.10)	(1.54)	(1.64)	—	—	(4.67)	(4.67)	—	8.52		36,436	(13.36	)(f)	1.30	1.39	(0.74)	73
Year Ended March 31, 2015	16.82	(0.14)	0.65	0.51	—	—	(2.50)	(2.50)	—	14.83		126,223	4.31	(f)	1.28	1.34	(0.92)	31
Year Ended March 31, 2014	15.66	(0.16)	4.23	4.07	—	—	(2.91)	(2.91)	—	16.82		170,409	25.98		1.26	1.31	(0.91)	90
Year Ended March 31, 2013	17.21	(0.08)	2.19	2.11	—	—	(3.66)	(3.66)	—	15.66		152,674	14.20		1.21	1.21	(0.50)	50

Class A
Period Ended September 30, 2017^	$7.28	(0.03)	(0.11)	(0.14)	—	—	—	—	—	7.14		$6,900	6.34%		1.41%	1.57%	(0.71)%	18%
Year Ended March 31, 2017	7.13	(0.04)	1.38	1.34	—	—	(1.19)	(1.19)	—	7.28		7,008	19.30		1.41	1.43	(0.55)	56
Year Ended March 31, 2016	13.23	(0.08)	(1.35)	(1.43)	—	—	(4.67)	(4.67)	—	7.13		6,856	(13.38)		1.37	1.37	(0.76)	73
Year Ended March 31, 2015	15.30	(0.13)	0.56	0.43	—	—	(2.50)	(2.50)	—	13.23		9,889	4.21		1.32	1.32	(0.96)	31
Year Ended March 31, 2014	14.46	(0.15)	3.90	3.75	—	—	(2.91)	(2.91)	—	15.30		10,880	25.92		1.29	1.29	(0.94)	90
Year Ended March 31, 2013	16.18	(0.11)	2.05	1.94	—	—	(3.66)	(3.66)	—	14.46		10,226	14.07		1.37	1.37	(0.69)	50

Class C
Period Ended September 30, 2017^	$3.37	(0.02)	(0.38)	(0.40)	—	—	—	—	—	2.97		$4,297	6.00%		2.09%	2.29%	(1.38)%	18%
Year Ended March 31, 2017	3.88	(0.05)	0.73	0.68	—	—	(1.19)	(1.19)	—	3.37		4,758	18.39		2.08	2.09	(1.21)	56
Year Ended March 31, 2016	9.53	(0.10)	(0.88)	(0.98)	—	—	(4.67)	(4.67)	—	3.88		4,686	(13.91)		2.02	2.02	(1.40)	73
Year Ended March 31, 2015	11.82	(0.17)	0.38	0.21	—	—	(2.50)	(2.50)	—	9.53		6,397	3.55		1.96	1.96	(1.60)	31
Year Ended March 31, 2014	11.77	(0.20)	3.16	2.96	—	—	(2.91)	(2.91)	—	11.82		7,255	25.10		1.94	1.94	(1.59)	90
Year Ended March 31, 2013	13.91	(0.18)	1.70	1.52	—	—	(3.66)	(3.66)	—	11.77		6,757	13.30		2.05	2.05	(1.39)	50

Class IS**
Period Ended September 30, 2017^	$9.04	(0.01)	(9.03)	(9.04)	—	—	—	—	—	—	$		—%		1.09%	1.17%	(0.31)%	18%
Year Ended March 31, 2017	8.57	(0.02)	1.68	1.66	—	—	(1.19)	(1.19)	—	9.04		2,225	19.82		1.08	1.10	(0.20)	56
Year Ended March 31, 2016	14.85	(0.05)	(1.56)	(1.61)	—	—	(4.67)	(4.67)	—	8.57		3,289	(13.13)		1.02	1.02	(0.42)	73
Period Ended March 31, 2015(e)	15.61	(0.06)	1.80	1.74	—	—	(2.50)	(2.50)	—	14.85		6,235	12.53		0.96	0.96	(0.56)	31
WCM International Equity Fund
Class I
Period Ended September 30, 2017^	$10.19	0.05	1.26	1.31	(0.01)	—	—	(0.01)	—	11.49		$65,848	12.79%		1.20%	1.27%	0.82%	11%
Year Ended March 31, 2017	9.30	0.03	0.94	0.97	(0.04)	—	(0.04)	(0.08)	—	10.19		51,120	10.54	(f)	1.14 (h)	1.24 (h)	0.34	37
Year Ended March 31, 2016	10.45	0.13	(0.29)	(0.16)	(0.07)	—	(0.92)	(0.99)	—	9.30		28,756	(1.59)		1.30	1.67	1.28	114
Year Ended March 31, 2015	12.45	0.25	(0.90)	(0.65)	(0.23)	—	(1.12)	(1.35)	—	10.45		19,023	(4.59)		1.37	1.48	2.15	41
Year Ended March 31, 2014	11.64	0.55	1.65	2.20	(1.17)	—	(0.22)	(1.39)	—	12.45		26,932	19.52		1.20	1.20	4.55 (i)	43
Year Ended March 31, 2013	10.74	0.22	0.89	1.11	(0.21)	—	—	(0.21)	—	11.64		272,552	10.38		1.12	1.12	2.02	52

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Highlights and Notes to Financial Statements.

25

VIRTUS ASSET TRUST

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

THROUGHOUT THE PERIODS INDICATED.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return ofCapital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
WCM International Equity Fund
(Continued)
Class A
Period Ended September 30, 2017^	$10.05	0.03	1.25	1.28	(0.01)	—	—	(0.01)	—	11.32	$17,613	12.73%	1.43%	1.52%	0.60%	11%
Year Ended March 31, 2017	9.18	0.01	0.93	0.94	(0.03)	—	(0.04)	(0.07)	—	10.05	14,116	10.41	1.33 (h)	1.43 (h)	0.12	37
Year Ended March 31, 2016	10.34	0.09	(0.27)	(0.18)	(0.06)	—	(0.92)	(0.98)	—	9.18	3,756	(1.77)	1.51	1.77	0.89	114
Year Ended March 31, 2015	12.35	0.20	(0.87)	(0.67)	(0.22)	—	(1.12)	(1.34)	—	10.34	4,123	(4.87)	1.57	1.66	1.79	41
Year Ended March 31, 2014	11.51	0.20	2.00	2.20	(1.14)	—	(0.22)	(1.36)	—	12.35	4,802	19.72	1.47	1.47	1.66	43
Year Ended March 31, 2013	10.63	0.18	0.87	1.05	(0.17)	—	—	(0.17)	—	11.51	4,565	9.95	1.45	1.45	1.73	52

Class R6*
Period Ended September 30, 2017^	$10.20	0.04	1.29	1.33	(0.02)	—	—	(0.02)	—	11.51	$9,333	13.00%	1.10%	1.18%	0.78%	11%
Year Ended March 31, 2017	9.31	0.05	0.93	0.98	(0.05)	—	(0.04)	(0.09)	—	10.20	6,558	10.62	1.03 (h)	1.14 (h)	0.49	37
Period Ended March 31, 2016(j)	9.85	— (g)	0.38	0.38	—	—	(0.92)	(0.92)	—	9.31	5,832	3.81	1.14	1.54	0.09	114
Zevenbergen Innovative Growth Stock Fund
Class I
Period Ended September 30, 2017^	$19.49	(0.13)	3.02	2.89	—	—	(0.88)	(0.88)	—	21.50	$21,818	14.88%	1.32%	1.44%	(1.19)%	40%
Year Ended March 31, 2017	19.11	(0.23)	3.83	3.60	—	—	(3.22)	(3.22)	—	19.49	22,330	20.63	1.30	1.44	(1.18)	64
Year Ended March 31, 2016	21.49	(0.26)	(0.59)	(0.85)	—	—	(1.53)	(1.53)	—	19.11	18,203	(4.74)	1.31	1.39	(1.20)	59
Year Ended March 31, 2015	21.20	(0.26)	1.21	0.95	—	—	(0.66)	(0.66)	—	21.49	24,321	4.61	1.31	1.34	(1.20)	42
Year Ended March 31, 2014	15.60	(0.22)	7.01	6.79	—	—	(1.19)	(1.19)	—	21.20	39,495	43.70	1.29	1.37	(1.08)	49
Year Ended March 31, 2013	15.94	(0.14)	0.42	0.28	—	—	(0.62)	(0.62)	—	15.60	15,840	1.84	1.20	1.21	(0.98)	24

Class A
Period Ended September 30, 2017^	$18.56	(0.14)	2.87	2.73	—	—	(0.88)	(0.88)	—	20.41	$6,247	14.77%	1.52%	1.55%	(1.39)%	40%
Year Ended March 31, 2017	18.37	(0.26)	3.67	3.41	—	—	(3.22)	(3.22)	—	18.56	6,375	20.42	1.50	1.55	(1.39)	64
Year Ended March 31, 2016	20.76	(0.29)	(0.57)	(0.86)	—	—	(1.53)	(1.53)	—	18.37	8,127	(4.96)	1.49	1.49	(1.38)	59
Year Ended March 31, 2015	20.53	(0.28)	1.17	0.89	—	—	(0.66)	(0.66)	—	20.76	10,535	4.47	1.45	1.45	(1.34)	42
Year Ended March 31, 2014	15.16	(0.24)	6.80	6.56	—	—	(1.19)	(1.19)	—	20.53	19,950	43.45	1.40	1.40	(1.18)	49
Year Ended March 31, 2013	15.54	(0.18)	0.42	0.24	—	—	(0.62)	(0.62)	—	15.16	3,580	1.63	1.49	1.53	(1.24)	24
Conservative Allocation Strategy Fund(k)
Class I
Period Ended September 30, 2017^	$12.34	0.11	0.41	0.52	(0.05)	—	(0.35)	(0.40)	—	12.46	$17,173	4.26%	0.30%	0.61%	1.79%	64%
Year Ended March 31, 2017	12.01	0.20	0.47	0.67	(0.29)	—	(0.05)	(0.34)	—	12.34	17,928	5.66	0.30	0.46	1.59	14
Year Ended March 31, 2016	12.76	0.20	(0.42)	(0.22)	(0.22)	—	(0.31)	(0.53)	—	12.01	31,067	(1.73)	0.30	0.44	1.65	40
Year Ended March 31, 2015	12.60	0.23	0.53	0.76	(0.32)	—	(0.28)	(0.60)	—	12.76	32,606	6.17 (f)	0.30	0.45	1.77	17
Year Ended March 31, 2014	12.54	0.24	0.68	0.92	(0.34)	—	(0.52)	(0.86)	—	12.60	28,894	7.48 (f)	0.30	0.38	1.88	24
Year Ended March 31, 2013	12.27	0.21	0.46	0.67	(0.27)	—	(0.13)	(0.40)	—	12.54	27,387	5.55	0.27	0.39	1.72	40

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Highlights and Notes to Financial Statements.

26

VIRTUS ASSET TRUST

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

THROUGHOUT THE PERIODS INDICATED.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return ofCapital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Conservative Allocation Strategy Fund(k)
(Continued)
Class A
Period Ended September 30, 2017^	$12.35	0.07	0.43	0.50	(0.04)	—	(0.35)	(0.39)	—	12.46	$5,502	4.07%	0.60%	0.81%	1.12%	64%
Year Ended March 31, 2017	12.01	0.16	0.47	0.63	(0.24)	—	(0.05)	(0.29)	—	12.35	8,047	5.28	0.60	0.70	1.26	14
Year Ended March 31, 2016	12.75	0.16	(0.41)	(0.25)	(0.18)	—	(0.31)	(0.49)	—	12.01	14,462	(1.98)	0.60	0.67	1.33	40
Year Ended March 31, 2015	12.59	0.19	0.53	0.72	(0.28)	—	(0.28)	(0.56)	—	12.75	15,991	5.86	0.60	0.67	1.47	17
Year Ended March 31, 2014	12.53	0.20	0.67	0.87	(0.29)	—	(0.52)	(0.81)	—	12.59	15,271	7.14	0.60	0.66	1.57	24
Year Ended March 31, 2013	12.26	0.17	0.47	0.64	(0.24)	—	(0.13)	(0.37)	—	12.53	16,940	5.29	0.56	0.68	1.37	40

Class C
Period Ended September 30, 2017^	$12.19	0.04	0.41	0.45	(0.02)	—	(0.35)	(0.37)	—	12.27	$14,888	3.70%	1.30%	1.51%	0.71%	64%
Year Ended March 31, 2017	11.86	0.08	0.46	0.54	(0.16)	—	(0.05)	(0.21)	—	12.19	16,293	4.61	1.30	1.35	0.65	14
Year Ended March 31, 2016	12.61	0.08	(0.42)	(0.34)	(0.10)	—	(0.31)	(0.41)	—	11.86	19,136	(2.71)	1.30	1.32	0.65	40
Year Ended March 31, 2015	12.46	0.10	0.53	0.63	(0.20)	—	(0.28)	(0.48)	—	12.61	18,201	5.11 (f)	1.30	1.33	0.76	17
Year Ended March 31, 2014	12.42	0.11	0.67	0.78	(0.22)	—	(0.52)	(0.74)	—	12.46	17,110	6.38 (f)	1.30	1.32	0.89	24
Year Ended March 31, 2013	12.18	0.09	0.47	0.56	(0.19)	—	(0.13)	(0.32)	—	12.42	15,410	4.58	1.27	1.35	0.73	40
Growth Allocation Strategy
Fund(k)
Class I
Period Ended September 30, 2017^	$10.41	0.02	0.64	0.66	— (g)	—	(0.45)	(0.45)	—	10.62	$58,803	6.51%	0.50%	0.66%	0.40%	101%
Year Ended March 31, 2017	10.13	0.10	0.96	1.06	(0.13)	—	(0.65)	(0.78)	—	10.41	32,562	10.83	0.50	0.74	0.92	20
Year Ended March 31, 2016	11.46	0.10	(0.52)	(0.42)	(0.12)	—	(0.79)	(0.91)	—	10.13	38,194	(3.74)	0.50	0.70	0.91	29
Year Ended March 31, 2015	11.38	0.09	0.75	0.84	(0.24)	—	(0.52)	(0.76)	—	11.46	53,293	7.54	0.50	0.69	0.78	23
Year Ended March 31, 2014	11.28	0.14	1.61	1.75	(0.35)	—	(1.30)	(1.65)	—	11.38	53,043	15.96	0.50	0.67	1.16	14
Year Ended March 31, 2013	10.64	0.11	0.68	0.79	(0.15)	—	—	(0.15)	—	11.28	55,222	7.52	0.40	0.55	1.04	20

Class A
Period Ended September 30, 2017^	$10.35	0.04	0.62	0.66	—	—	(0.45)	(0.45)	—	10.56	$15,252	6.53%	0.68%	0.72%	0.79%	101%
Year Ended March 31, 2017	10.07	0.07	0.97	1.04	(0.11)	—	(0.65)	(0.76)	—	10.35	5,813	10.66	0.69	0.69	0.72	20
Year Ended March 31, 2016	11.41	0.08	(0.53)	(0.45)	(0.10)	—	(0.79)	(0.89)	—	10.07	7,255	(4.02)	0.67	0.67	0.74	29
Year Ended March 31, 2015	11.33	0.07	0.75	0.82	(0.22)	—	(0.52)	(0.74)	—	11.41	8,801	7.38	0.68	0.68	0.63	23
Year Ended March 31, 2014	11.23	0.12	1.61	1.73	(0.33)	—	(1.30)	(1.63)	—	11.33	9,609	15.84	0.67	0.67	1.06	14
Year Ended March 31, 2013	10.61	0.09	0.66	0.75	(0.13)	—	—	(0.13)	—	11.23	8,975	7.16	0.61	0.64	0.84	20

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Highlights and Notes to Financial Statements.

27

VIRTUS ASSET TRUST

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

THROUGHOUT THE PERIODS INDICATED.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return ofCapital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)		Portfolio Turnover Rate(d)
Growth Allocation Strategy Fund(k)
(Continued)
Class C
Period Ended September 30, 2017^	$10.09	0.07		0.54	0.61	—	—	(0.45)	(0.45)	—	10.25	$11,331	6.20%	1.30%	1.47%	1.42%		101%
Year Ended March 31, 2017	9.84	0.01		0.95	0.96	(0.06)	—	(0.65)	(0.71)	—	10.09	2,003	10.00	1.30	1.37	0.07		20
Year Ended March 31, 2016	11.18	0.01		(0.52)	(0.51)	(0.04)	—	(0.79)	(0.83)	—	9.84	2,613	(4.60)	1.30	1.31	0.08		29
Year Ended March 31, 2015	11.13	—	(g)	0.73	0.73	(0.16)	—	(0.52)	(0.68)	—	11.18	3,192	6.70	1.30	1.30	—	(g)	23
Year Ended March 31, 2014	11.08	0.06		1.56	1.62	(0.27)	—	(1.30)	(1.57)	—	11.13	2,989	15.05	1.28	1.28	0.49		14
Year Ended March 31, 2013	10.48	0.02		0.66	0.68	(0.08)	—	—	(0.08)	—	11.08	2,602	6.55	1.25	1.28	0.22		20

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
**	On September 18, 2017, Class IS shares were liquidated.
^	Unaudited.
(a)	Per share data calculated using average shares outstanding method.
(b)	Total return excludes sales charge. Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Not annualized for periods less than one year.
(e)	Class R6 (formerly IS) commenced operations on August 1, 2014 for the predecessor fund (see Note 1).
(f)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the management’s discussion of Fund performance.
(g)	Rounds to less than $0.005 per share.
(h)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to $0.01 per share and 0.07%, 0.09%, and 0.07% of average net assets for the Class I, Class A and Class IS, respectively.
(i)	The amount shown for the net investment income ratio does not represent the actual pro rata amount allocated to the share class due to large redemptions during the year.
(j)	Class R6 (formerly IS) commenced operations on September 1, 2015 for the predecessor fund (see Note 1).
(k)	The Fund and its shareholders indirectly bear a pro rata share of the acquired fund fees and expenses incurred by the underlying investment companies in which the Fund is invested. The expense ratios do not include such acquired fund fees and expenses.

See Notes to Financial Highlights and Notes to Financial Statements.

28

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2017 (Unaudited)

1.	Organization

Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report, 26 funds of the Trust are offered for sale, of which 9 (each a “Fund”) are reported in this semi-annual report. Each Fund has a distinct investment objective and is diversified.

Before each Fund identified below commenced operations, all of the property, assets and liabilities of the corresponding Predecessor Fund identified below were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a “RidgeWorth Reorganization”) between the Trust, on behalf of the Funds, and RidgeWorth Funds, on behalf of the Predecessor Funds. As a result of each RidgeWorth Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for the dates prior to the RidgeWorth Reorganizations is that of the Predecessor Funds.

Predecessor Fund	Fund
RidgeWorth Ceredex Large Cap Value Equity Fund	Ceredex Large-Cap Value Equity Fund
RidgeWorth Ceredex Mid-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund
RidgeWorth Ceredex Small Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
RidgeWorth Conservative Allocation Strategy	Conservative Allocation Strategy Fund
RidgeWorth Growth Allocation Strategy	Growth Allocation Strategy Fund
RidgeWorth Innovative Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
RidgeWorth International Equity Fund	WCM International Equity Fund
RidgeWorth Moderate Allocation Strategy	Growth Allocation Strategy Fund
RidgeWorth Silvant Large Cap Growth Stock Fund	Silvant Large-Cap Growth Stock Fund
RidgeWorth Silvant Small Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund

The Funds have the following investment objectives:

Fund	Investment Objective(s)
Ceredex Large-Cap Value Equity Fund	Seeking to provide a high level of capital appreciation. As a secondary goal, the fund also seeks to provide current income.
Ceredex Mid-Cap Value Equity Fund	Seeking to provide capital appreciation. As a secondary goal, the fund also seeks to provide current income.
Ceredex Small-Cap Value Equity Fund	Seeking to provide capital appreciation. As a secondary goal, the fund also seeks to provide current income.
Silvant Large-Cap Growth Stock Fund	Seeking to provide capital appreciation
Silvant Small-Cap Growth Stock Fund	Seeking to provide long-term capital appreciation
WCM International Equity Fund	Seeking to provide long-term capital appreciation
Zevenbergen Innovative Growth Stock Fund	Seeking to provide long-term capital appreciation
Conservative Allocation Strategy Fund	Seeking to provide a high level of capital appreciation and current income
Growth Allocation Strategy Fund	Seeking to provide long-term capital appreciation

There	is no guarantee that a Fund will achieve its objective(s).

All of the Funds offer Class A shares and Class I shares. Class C shares are offered by the Silvant Large-Cap Growth Stock Fund, the Ceredex Large Cap Value Equity Fund, the Ceredex Mid-Cap Value Equity Fund, the Silvant Small-Cap Growth Stock Fund, and the Ceredex Small-Cap Value Equity Fund. Class R6 shares are offered by the Silvant Large-Cap Growth Stock Fund, the Ceredex Large-Cap Value Equity Fund, the Ceredex Mid-Cap Value Equity Fund, and the WCM International Equity Fund.

Class A shares of the Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.

Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low Balance Account Fees” in each Fund’s Statements of Operations for the period, as applicable.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board and has exclusive

29

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each Class of shares.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

(a) Investment Valuation — Security valuation procedures for each Fund, which include nightly price variance as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

•    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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SEPTEMBER 30, 2017

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities by each major security type as of September 30, 2017:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Ceredex Large-Cap Value Equity Fund
Assets
Common Stocks[1]	$1,949,772,887	$—	$—	$1,949,772,887
Money Market Fund	30,953,160	—	—	30,953,160

Total Investments	1,980,726,047	—	—	1,980,726,047

Ceredex Mid-Cap Value Equity Fund
Assets
Common Stocks[1]	2,878,669,050	—	—	2,878,669,050
Money Market Fund	133,259,927	—	—	133,259,927

Total Investments	3,011,928,977	—	—	3,011,928,977

Ceredex Small-Cap Value Equity Fund
Assets
Common Stocks[1]	854,495,283	—	—	854,495,283

Total Investments	854,495,283	—	—	854,495,283

Silvant Large-Cap Growth Stock Fund
Assets
Common Stocks[1]	133,465,852	—	—	133,465,852
Money Market Fund	2,586,170	—	—	2,586,170

Total Investments	136,052,022	—	—	136,052,022

Silvant Small-Cap Growth Stock Fund
Assets
Common Stocks[1]	32,486,767	—	—	32,486,767
Money Market Fund	86,145	—	—	86,145

Total Investments	32,572,912	—	—	32,572,912

WCM International Equity Fund
Assets
Common Stocks[1]	84,839,425	—	—	84,839,425
Money Market Fund	7,556,652	—	—	7,556,652

Total Investments	92,396,077	—	—	92,396,077

Zevenbergen Innovative Growth Stock Fund
Assets
Common Stocks[1]	27,746,652	—	—	27,746,652
Money Market Fund	58,298	—	—	58,298

Total Investments	27,804,950	—	—	27,804,950

Conservative Allocation Strategy Fund[2]
Assets
Equity Funds	13,292,973	—	—	13,292,973
Fixed Income Funds	23,701,413	—	—	23,701,413
Money Market Fund	628,370	—	—	628,370

Total Investments	37,622,756	—	—	37,622,756

Growth Allocation Strategy Fund[2]
Assets
Equity Funds	62,475,417	—	—	62,475,417
Fixed Income Funds	20,777,146	—	—	20,777,146
Money Market Fund	1,951,094	—	—	1,951,094

Total Investments	85,203,657	—	—	85,203,657

[1]	Please see the Schedule of Portfolio Investments for Sector or Country Classification.
[2]	For additional information regarding the investments of the underlying Virtus Mutual Funds, please call 1-800-243-1574 or visit www.virtus.com.

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SEPTEMBER 30, 2017

There were no transfers between Level 1 and Level 2 related to securities held as of September 30, 2017.

(b) Security Transactions and Investment Income – Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(c) Distributions to Shareholders – Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

(d) Distributions from Underlying Funds – Distributions received from underlying funds, whether in the form of cash or securities, are applied as a reduction of the investment’s cost when identified by the underlying fund as a return of capital. Once the investment’s cost is received, any further distributions are recognized as realized gains.

(e) Expenses and Share Class Accounting – Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used. In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro rata expenses of any underlying mutual funds in which the Fund invests.

(f) Foreign Currency Translation – Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(g) Securities Lending – During the period, certain Funds were permitted to loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (“State Street”), as a third party lending agent. Under the terms of agreement, a Fund doing so was required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral was adjusted daily in connection with changes in the market value of securities on loan. Collateral may have consisted of cash and securities issued by the U.S. Government or its agencies. Cash collateral was invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker were recorded as income by a Fund net of fees and rebates charged by State Street for its services as securities lending agent and in connection with this securities lending program. Effective August 10, 2017, securities lending was suspended for the Funds. There were no securities on loan as of September 30, 2017.

(h) Real Estate Investment Trusts – Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made in the following year. The Funds record as dividend income the amount re-characterized as ordinary income and as realized gain the amount re-characterized as long-term capital gain in the Statements of Operations, and the amount re-characterized as a return of capital as a reduction to the cost of investments in the Statements of Assets and Liabilities and in the Schedules of Portfolio Investments. These re-characterizations are reflected in the accompanying financial statements.

(i) Restricted Securities — Certain Funds’ investments are restricted as to resale. All of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedules of Portfolio Investments. As of September 30, 2017, the Funds did not have any restricted securities.

(j) Foreign Investments — Certain Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there may be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

For securities subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

(k) Federal and Other Taxes — Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

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SEPTEMBER 30, 2017

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

(l) Reclassification — GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

(m) Line of Credit — On September 22, 2017, the Funds terminated a committed unsecured revolving line of credit agreement (“LOC”) with a syndicate of banks which included State Street Bank and Trust Company (“State Street Bank”) and Royal Bank of Canada (“RBC”), in the aggregate amount of $200,000,000. The proceeds were permitted to be used only to (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of the Funds. The Funds paid a commitment fee on a pro rata basis to State Street Bank and RBC, in the amount of 0.17% per annum on the daily unused portion of the LOC. Borrowings under the LOC accrues interest at the higher of (a) the Federal Funds Rate, or (b) the one-month London Interbank Overnight Rate (LIBOR) Rate, plus 1.25% per annum. Generally, repayments were required to be made within 60 days of the borrowings. Commitment fees and interest expense paid to State Street Bank and RBC pursuant to this agreement are reflected on the Statements of Operations as a component of Other Fees.

The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.

Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Ceredex Large-Cap Value Equity Fund	$2,356	$18,685,693	2.27%	2
Ceredex Small-Cap Value Equity Fund	529	474,228	2.36	17
Silvant Large-Cap Growth Stock Fund	54	274,011	2.38	3
Silvant Small-Cap Growth Stock Fund	10	153,868	2.24	1
Zevenbergen Innovative Growth Stock Fund	2,546	1,558,838	2.45	24

On September 18, 2017, the Funds and other affiliated funds (with the exception of Newfleet Senior Floating Rate Fund and Newfleet Credit Opportunities Fund) entered into a $250,000,000 unsecured line of credit of which $100,000,000 is available for utilization by the Virtus Seix Floating Rate Fund and the remaining $150,000,000 is available for utilization by the remaining Funds and other affiliated funds. This line of credit is with a commercial bank and allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each Fund’s total net assets in accordance with the terms of the agreement. This line of credit has a term of 364 days. Interest is charged at the higher of the London Interbank Offered Rate (LIBOR) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this line of credit upon certain circumstances such as an event of default.

(n) Master Limited Partnership — Certain Funds may invest in domestic master limited partnership (“MLPs”). MLPs are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for federal income tax purposes. An investment in MLP units involves risks in addition to the risks associated with a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. Additional risks inherent to investments in MLP units include cash flow risk, tax risk, risk associated with a potential conflict of interest between unit holders and the MLP’s general partner, and capital markets risk. Moreover, the value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain eligibility for partnership tax treatment, or if it is unable to do so because of tax law changes, it could be taxed as a corporation and there could be a material decrease in the value of its securities. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Distributions received from each Fund’s investments in MLPs may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

3.	Investment Adviser and Other Service Providers

Investment Adviser — Virtus Fund Advisers, LLC (formerly, RidgeWorth Capital Management LLC) (“Investment Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), serves as the investment adviser to the Funds. The Trust and the Investment Adviser have entered into an investment advisory agreement (“Advisory Agreement”). The Subadvisers for each of the Funds, other than the Allocation Strategy Funds, which are not subadvised, are as follows: Ceredex Value Advisors LLC serves as the Subadviser for the Ceredex Large-Cap Value Equity Fund, Ceredex Mid-Cap Value Equity Fund and Ceredex Small-Cap Value Equity Fund; Silvant Capital Management LLC serves as the Subadviser for the Silvant Large-Cap Growth Stock Fund and Silvant Small-Cap Growth Stock Fund; WCM Investment Management serves as the Subadviser for the WCM International Equity Fund and Zevenbergen Capital Investments LLC serves as the Subadviser for the Zevenbergen Innovative Growth Stock Fund. Zevenbergen Capital Investments LLC is a minority-owned subsidiary of the Investment Adviser. WCM Investment Management is not affiliated with the Investment Adviser. Each of the other Subadvisers is an indirect, wholly owned subsidiary of Virtus. The Investment Adviser pays the Subadvisers out of the investment advisory fees it receives from the Funds.

Under the terms of the Advisory Agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on the

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VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

average daily net assets of each Fund up to $500 million. A discount of 5% applies on the next $500 million, a discount of 10% applies on the next $4 billion and a discount of 15% applies on amounts over $5 billion. Fee rates for the period ended September 30, 2017 were as follows:

Fund	Maximum Annual Advisory Fee	Discounted Annual Advisory Fee	Advisory Fees Waived*	Net Annual Fees Paid**
Ceredex Large-Cap Value Equity Fund	0.70%	0.66%	—%	0.66%
Ceredex Mid-Cap Value Equity Fund	0.75	0.69	—	0.69
Ceredex Small-Cap Value Equity Fund	0.85	0.83	—	0.83
Silvant Large-Cap Growth Stock Fund	0.70	0.70	(0.01)	0.69
Silvant Small-Cap Growth Stock Fund	0.85	0.85	(0.05)	0.80
WCM International Equity Fund	0.85	0.85	(0.02)	0.83
Zevenbergen Innovative Growth Stock Fund	0.85	0.85	—	0.85
Conservative Allocation Strategy Fund	0.10	0.10	(0.08)	0.02
Growth Allocation Strategy Fund	0.10	0.10	—	0.10

*	See additional information below related to contractual expense limitations.
**	Aggregate annual fees paid to the Investment Adviser, who pays the applicable Subadviser a portion of the fees for its services to the Funds.

Amounts designated as “—” are 0%.

The Investment Adviser has contractually agreed to limit the annual total operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of each Fund, so that such expenses do not exceed the following percentages of the Fund’s average daily net asset values as listed below through July 31, 2019.

		Contractual Expense Limitations
Fund	Class I	Class A	Class C	Class R6*
Ceredex Large-Cap Value Equity Fund***	0.97%	1.24%	1.72%	0.72%
Ceredex Mid-Cap Value Equity Fund***	1.08	1.38	1.79	0.79
Ceredex Small-Cap Value Equity Fund***	1.24	1.55	1.90	N/A
Silvant Large-Cap Growth Stock Fund***	0.97	1.23	1.90	0.90
Silvant Small-Cap Growth Stock Fund***	1.30	1.42	2.08	0.90	**
WCM International Equity Fund***	1.20	1.42	N/A	1.10
Zevenbergen Innovative Growth StockFund	1.30	1.50	N/A	N/A
Conservative Allocation Strategy Fund	0.30	0.60	1.30	N/A
Growth Allocation Strategy Fund***	0.50	0.69	1.30	N/A

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
**	On September 18, 2017, Class IS shares were liquidated.
***	For the period ended May 31, 2017, the Contractual Expense Limitations applicable to certain Predecessor Funds were as follows:

Fund	Class I	Class A	Class C	Class R6*
Ceredex Large-Cap Value Equity Fund	0.97%	1.24%	1.90%	0.85%
Ceredex Mid-Cap Value Equity Fund	1.15	1.38	1.95	0.95
Ceredex Small-Cap Value Equity Fund	1.30	1.55	2.15	N/A
Silvant Large-Cap Growth Stock Fund	0.97	1.23	1.95	0.95
Silvant Small-Cap Growth Stock Fund	1.30	1.50	2.15	1.10
WCM International Equity Fund	1.25	1.48	N/A	1.10
Growth Allocation Strategy Fund	0.50	0.70	1.30	N/A

*	On September 18, 2017, Class IS were renamed Class R6.

For certain Funds, the Investment Adviser may recapture operating expenses waived or reimbursed under these arrangements, within three years after the date on which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Investment Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Investment Adviser reimbursed expenses may be recaptured as follows:

	Expires
Fund	2018	2019	2020
Ceredex Large-Cap Value Equity Fund
Class I	$2,390,881	$2,067,589	$2,576,678
Class A	453,683	390,166	478,486
Class C	—	—	8,055
Class R6*	—	—	93,350
Ceredex Mid-Cap Value Equity Fund
Class I	—	—	225,741
Class A	159,275	239,140	250,206
Class C	—	—	18,518
Class R6*	—	—	75,609

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NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

	Expires
Fund	2018	2019	2020
Ceredex Small-Cap Value Equity Fund
Class I	$—	$—	$16,286
Class A	—	—	2,929
Class C	—	—	9,714
Silvant Large-Cap Growth Stock Fund
Class I	320,304	317,821	379,496
Class A	9,682	5,664	51,270
Class C	5,537	3,898	14,732
Class R6*	7,840	4,355	2,299
Silvant Small-Cap Growth Stock Fund
Class I	79,058	63,957	72,736
Class A	—	—	6,523
Class C	—	—	5,225
WCM International Equity Fund
Class I	23,969	64,243	68,173
Class A	4,126	10,677	17,041
Class R6	—	19,575	9,469
Zevenbergen Innovative Growth Stock Fund
Class I	10,874	17,391	37,136
Class A	—	—	4,059
Conservative Allocation Strategy Fund
Class I	45,720	43,476	66,663
Class A	11,261	9,950	19,206
Class C	5,643	3,732	24,107
Growth Allocation Strategy Fund
Class I	100,956	92,695	110,956
Class A	—	—	1,809
Class C	—	288	6,650

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.

Amounts designated as “–” are $0.

Fund Accounting, Custody, Sub-Administration, and Transfer Agency – State Street serves as the fund accounting agent and custodian for the Trust. The custodian is responsible for the safekeeping of the assets of the Funds and the fund accounting agent is responsible for calculating the Funds’ NAVs. State Street, as the Funds’ custodian and fund accounting agent, is paid on the basis of net assets and transaction costs of the Funds. State Street also serves as the sub-administrator for the Trust pursuant to a Sub-Administration Agreement. State Street Bank, as the Funds’ sub-administrator, is paid on the basis of net assets of the Funds and other funds of the Trust, on the basis of relative net assets. Prior to July 15, 2017, State Street served as the administrator of the funds that merged into the Funds on July 14, 2017 (the “Predecessor Funds”).

Boston Financial Data Services, Inc. (“BFDS”) served as the sub-transfer agent to the Trust pursuant to a Sub-Transfer Agency and Service Agreement from July 15, 2017 to September 18, 2017. Prior to July 15, 2017, BFDS served as the transfer agent to the Predecessor Funds. BFDS was paid on the basis of net assets, per account fees and certain transaction costs. Effective September 18, 2017, The Bank of New York Mellon became the sub-transfer agent of the Trust.

Administrator and Transfer Agent – Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds. For the period ended September 30, 2017, the Funds incurred administration fees totaling $1,266,387 which are included in the Statements of Operations. For the period ended September 30, 2017, the Funds incurred transfer agent fees totaling $565,877 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

Custodian Credits – The Funds have an agreement with their custodian under which custody fees may be reduced by balance credits. These credits, if any, are shown as a reduction of custody expenses on the Statements of Operations.

Distribution – VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the period ended September 30, 2017, it retained net commissions of $13,417 for Class A and deferred sales charges of $0 and $(130) for Class A and Class C, respectively.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

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SEPTEMBER 30, 2017

In addition, the Distributor receives amounts, pursuant to a 12b-1 Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly as shown in the table below.

Fund	Class A 12b-1 Fee	Class C 12b-1 Fee
Ceredex Large-Cap Value Equity Fund	0.25%	1.00%
Ceredex Mid-Cap Value Equity Fund	0.25	1.00
Ceredex Small-Cap Value Equity Fund	0.25	1.00
Silvant Large-Cap Growth Stock Fund	0.25	1.00
Silvant Small-Cap Growth Stock Fund	0.25	1.00
WCM International Equity Fund	0.25	N/A
Zevenbergen Innovative Growth Stock Fund	0.25	N/A
Conservative Allocation Strategy	0.25	1.00
Growth Allocation Strategy	0.25	1.00

Compliance & Fund Services Fees – The Investment Adviser provides compliance and certain administrative services to the Trust to ensure compliance with applicable laws and regulations. For the period April 1, 2017 through July 14, 2017, the Investment Adviser was paid $620,282 for these services. For the period up to July 14, 2017 Foreside Fund Officer Services, LLC (‘‘FFOS’’), an affiliate of the Predecessor Distributor, provided an Anti-Money Laundering Officer/Identity Theft Prevention Officer (“AML Officer”) to the Trust.

Neither FFOS nor any of their officers or employees who serve as an officer of the Trust, have any role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Trust or its Funds.

Trustee Compensation – The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at September 30, 2017.

4.	Capital Stock Transactions

Transactions in capital shares and dollars for the fiscal year ended March 31, 2017 and the period ended September 30, 2017 were as follows:

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions
Ceredex Large-Cap Value Equity Fund
Class I
9/30/2017	5,186,488	—	5,670,404	(18,587,026)	—	(7,730,134)	$90,305,765	$—	$94,922,566	$(322,973,193)	$—	$(137,744,862)
3/31/2017	14,988,265	—	1,747,398	(30,906,879)	—	(14,171,216)	240,164,941	—	28,989,334	(498,951,552)	—	(229,797,277)
Class A
9/30/2017	928,102	—	1,384,304	(2,809,993)	—	(497,587)	16,096,130	—	22,965,603	(48,585,281)	—	(9,523,548)
3/31/2017	2,363,238	—	364,044	(7,828,487)	—	(5,101,205)	37,561,361	—	5,995,801	(124,608,935)	—	(81,051,773)
Class C
9/30/2017	16,092	—	76,245	(124,724)	—	(32,387)	269,001	—	1,232,122	(2,101,516)	—	(600,393)
3/31/2017	47,311	—	13,812	(275,201)	—	(214,078)	737,892	—	222,644	(4,244,464)	—	(3,283,928)
Class R6*
9/30/2017	2,804,938	—	1,532,606	(1,947,606)	—	2,389,938	49,306,324	—	25,778,433	(34,220,057)	—	40,864,700
3/31/2017	3,915,176	—	398,431	(4,037,944)	—	275,663	64,141,015	—	6,629,892	(64,662,063)	—	6,108,844

Ceredex Mid-Cap Value Equity Fund
Class I
9/30/2017	14,220,620	—	14,214,943	(49,202,175)	—	(20,766,612)	205,897,834	—	189,485,193	(711,197,478)	—	(315,814,451)
3/31/2017	47,771,106	—	8,628,119	(88,992,626)	—	(32,593,401)	642,136,104	—	118,377,786	(1,177,162,609)	—	(416,648,719)
Class A
9/30/2017	2,215,488	—	2,227,719	(4,592,816)	—	(149,609)	31,734,772	—	29,339,055	(65,874,984)	—	(4,801,157)
3/31/2017	6,033,650	—	1,198,122	(14,007,426)	—	(6,775,654)	79,220,050	—	16,294,452	(183,470,633)	—	(87,956,131)
Class C
9/30/2017	177,562	—	308,474	(560,775)	—	(74,739)	2,447,048	—	3,954,640	(7,839,598)	—	(1,437,910)
3/31/2017	455,258	—	138,160	(1,991,762)	—	(1,398,344)	5,984,175	—	1,838,913	(25,263,426)	—	(17,440,338)
Class R6*
9/30/2017	8,269,023	—	2,336,723	(2,599,714)	—	8,006,032	119,885,523	—	31,195,253	(37,771,637)	—	113,309,139
3/31/2017	10,499,421	—	826,515	(6,799,186)	—	4,526,750	144,036,763	—	11,348,056	(91,035,873)	—	64,348,946

36

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions
Ceredex Small-Cap Value Equity Fund
Class I
9/30/2017	3,036,217	—	4,207,521	(9,245,374)	—	(2,001,636)	$38,644,278	$—	$51,500,056	$(117,260,854)	$—	$(27,116,520)
3/31/2017	16,018,969	—	3,186,214	(31,259,343)	—	(12,054,160)	199,169,013	—	40,942,846	(383,588,374)	—	(143,476,515)
Class A
9/30/2017	411,563	—	709,413	(1,295,044)	—	(174,068)	5,056,596	—	8,378,166	(15,914,722)	—	(2,479,960)
3/31/2017	1,682,266	—	502,520	(3,438,376)	—	(1,253,590)	20,261,513	—	6,261,402	(40,822,963)	—	(14,300,048)
Class C
9/30/2017	8,638	—	158,836	(309,743)	—	(142,269)	95,045	—	1,691,607	(3,465,819)	—	(1,679,167)
3/31/2017	35,448	—	117,673	(743,026)	—	(589,905)	392,457	—	1,336,770	(8,234,192)	—	(6,504,965)

Silvant Large-Cap Growth Stock Fund
Class I
9/30/2017	229,561	—	414,864	(7,581,939)	—	(6,937,514)	2,131,396	—	3,534,637	(70,380,289)	—	(64,714,256)
3/31/2017	974,017	—	1,339,865	(3,715,671)	—	(1,401,789)	9,013,948	—	11,295,064	(34,169,639)	—	(13,860,627)
Class A
9/30/2017	416,276	—	1,150,643	(907,623)	—	659,296	2,960,533	—	7,651,778	(6,859,789)	—	3,752,522
3/31/2017	605,401	—	1,101,478	(1,204,269)	—	502,610	4,478,342	—	7,512,079	(9,073,048)	—	2,917,373
Class C
9/30/2017	17,622	—	2,229,573	(623,325)	—	1,623,870	75,203	—	8,516,970	(2,939,977)	—	5,652,196
3/31/2017	54,733	—	1,726,887	(1,312,187)	—	469,433	271,089	—	7,563,765	(6,659,683)	—	1,175,171
Class R6*
9/30/2017	23,454	—	97,973	(2,022,697)	—	(1,901,270)	219,231	—	838,647	(19,314,391)	—	(18,256,513)
3/31/2017	58,843	—	412,074	(1,705,823)	—	(1,234,906)	541,033	—	3,486,146	(15,622,312)	—	(11,595,133)

Silvant Small-Cap Growth Stock Fund
Class I
9/30/2017	215,374	—	148,299	(983,947)	—	(620,274)	1,958,577	—	1,318,382	(8,826,674)	—	(5,549,715)
3/31/2017	816,767	—	416,059	(2,502,597)	—	(1,269,771)	7,443,252	—	3,603,071	(22,802,170)	—	(11,755,847)
Class A
9/30/2017	7,715	—	74,143	(78,127)	—	3,731	56,688	—	527,901	(574,489)	—	10,100
3/31/2017	21,351	—	140,699	(161,539)	—	511	158,769	—	991,925	(1,228,080)	—	(77,386)
Class C
9/30/2017	786	—	245,209	(210,656)	—	35,339	2,677	—	725,819	(717,252)	—	11,244
3/31/2017	2,389	—	393,663	(194,024)	—	202,028	8,917	—	1,287,279	(733,595)	—	562,601
Class IS**
9/30/2017	986	—	—	(247,191)	—	(246,205)	9,000	—	—	(2,306,870)	—	(2,297,870)
3/31/2017	75,254	—	50,307	(263,000)	—	(137,439)	704,760	—	439,680	(2,362,160)	—	(1,217,720)

WCM International Equity Fund
Class I
9/30/2017	1,227,710	—	6,918	(519,634)	—	714,994	13,542,136	—	79,137	(5,732,700)	—	7,888,573
3/31/2017	4,013,629	—	40,074	(2,131,409)	—	1,922,294	38,584,117	—	366,283	(20,316,050)	—	18,634,350
Class A
9/30/2017	309,688	—	1,270	(159,726)	—	151,232	3,418,632	—	14,302	(1,744,691)	—	1,688,243
3/31/2017	1,537,897	—	15,277	(557,247)	—	995,927	14,514,137	—	137,643	(5,135,110)	—	9,516,670
Class R6*
9/30/2017	248,988	—	1,146	(81,800)	—	168,334	2,799,913	—	13,121	(890,000)	—	1,923,034
3/31/2017	265,447	—	7,042	(256,382)	—	16,107	2,584,033	—	64,365	(2,454,663)	—	193,735

Zevenbergen Innovative Growth Stock Fund
Class I
9/30/2017	494,199	—	35,385	(660,439)	—	(130,855)	10,847,868	—	754,410	(13,827,804)	—	(2,225,526)
3/31/2017	736,308	—	100,983	(644,245)	—	193,046	14,007,147	—	1,778,313	(12,797,826)	—	2,987,634
Class A
9/30/2017	56,521	—	12,179	(106,119)	—	(37,419)	1,169,366	—	246,500	(2,184,947)	—	(769,081)
3/31/2017	62,700	—	55,290	(216,865)	—	(98,875)	1,151,181	—	927,774	(4,098,918)	—	(2,019,963)

37

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions
Conservative Allocation Strategy Fund
Class I
9/30/2017	124,777	—	41,414	(240,625)	—	(74,434)	$1,582,450	$—	$515,196	$(3,025,531)	$—	$(927,885)
3/31/2017	678,866	—	42,720	(1,855,155)	—	(1,133,569)	8,294,920	—	511,354	(22,782,951)	—	(13,976,677)
Class A
9/30/2017	21,084	—	13,331	(244,534)	—	(210,119)	266,462	—	165,839	(3,100,663)	—	(2,668,362)
3/31/2017	122,826	—	16,700	(692,615)	—	(553,089)	1,505,933	—	200,405	(8,524,344)	—	(6,818,006)
Class C
9/30/2017	53,415	—	33,711	(210,818)	—	(123,692)	658,945	—	413,286	(2,614,686)	—	(1,542,455)
3/31/2017	118,197	—	23,331	(418,311)	—	(276,783)	1,435,378	—	276,700	(5,056,213)	—	(3,344,135)

Growth Allocation Strategy Fund
Class I
9/30/2017	374,273	2,705,908	132,161	(806,418)	—	2,405,924	3,950,878	28,142,117	1,366,550	(14,597,147)	—	18,862,398
3/31/2017	728,875	—	231,846	(1,604,058)	—	(643,337)	7,586,141	—	2,313,824	(16,525,742)	—	(6,625,777)
Class A
9/30/2017	16,914	975,179	24,018	(133,107)	—	883,004	176,397	10,084,163	246,903	(3,007,406)	—	7,500,057
3/31/2017	8,556	—	42,162	(209,452)	—	(158,734)	88,487	—	418,666	(2,148,089)	—	(1,640,936)
Class C
9/30/2017	3,321	945,384	8,193	(49,762)	—	907,136	33,820	9,498,974	81,848	(1,666,152)	—	7,948,490
3/31/2017	3,692	—	14,404	(85,042)	—	(66,946)	36,678	—	139,724	(862,894)	—	(686,492)

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
**	On September 18, 2017, Class IS shares were liquidated.

5.	10% Shareholders

As of September 30, 2017, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Ceredex Large-Cap Value Equity Fund#	38%	6	*
Ceredex Mid-Cap Value Equity Fund#	54%	11	*
Ceredex Small-Cap Value Equity Fund	66%	9
Silvant Large-Cap Growth Stock Fund#	74%	8	*
Silvant Small-Cap Growth Stock Fund	59%	5
WCM International Equity Fund#	78%	7	*
Zevenbergen Innovative Growth Stock	48%	5
Conservative Allocation Strategy Fund	72%	12
Growth Allocation Strategy Fund	87%	4

*	All or Some shareholder accounts are affiliated.
#	The Funds are owned by Virtus Conservative Allocation Strategy Fund and Virtus Growth Allocation Strategy Fund. Virtus Conservative Allocation Strategy Fund and Virtus Growth Allocation Strategy Fund do not invest in the underlying Funds for the purpose of exercising management or control; however, investments made may represent a significant portion of an underlying Fund’s net assets. At September 30, 2017, affiliated funds held by the Virtus Conservative Allocation Strategy Fund and Virtus Growth Allocation Strategy Fund were less than 10% each.

6.	Indemnifications

Under the Trust’s organizational documents, and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

7.	Asset Concentration

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

38

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

At September 30, 2017, the following Funds held securities issued by various companies in specific sectors as detailed below:

Fund	Sector	Percentage of Total Investments
Ceredex Large-Cap Value Equity Fund	Financials	26.3%
Ceredex Mid-Cap Value Equity Fund	Financials	30.5%
Ceredex Small-Cap Value Equity Fund	Industrials	31.2%
Silvant Large-Cap Growth Stock Fund	Information Technology	41.4%
Silvant Small-Cap Growth Stock Fund	Information Technology	27.2%
Silvant Small-Cap Growth Stock Fund	Health Care	25.9%
Zevenbergen Innovative Growth Stock Fund	Information Technology	38.7%
Zevenbergen Innovative Growth Stock Fund	Consumer Discretionary	26.2%
Conservative Allocation Strategy Fund	Fixed Income Funds	63.0%
Conservative Allocation Strategy Fund	Equity Funds	35.3%
Growth Allocation Strategy Fund	Equity Funds	73.8%
Growth Allocation Strategy Fund	Fixed Income Funds	24.4%

8.	Investment Transactions

The cost of security purchases and the proceeds from sales of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the period ended September 30, 2017 were as follows:

Fund	Purchases	Sales
Ceredex Large-Cap Value Equity Fund	$713,183,120	$964,630,079
Ceredex Mid-Cap Value Equity Fund	1,487,009,585	1,905,259,223
Ceredex Small-Cap Value Equity Fund	91,314,557	176,207,390
Silvant Large-Cap Growth Stock Fund	14,797,860	106,018,448
Silvant Small-Cap Growth Stock Fund	6,257,128	16,688,093
WCM International Equity Fund	13,463,704	8,491,702
Zevenbergen Innovative Growth Stock Fund	11,750,341	15,957,400
Conservative Allocation Strategy Fund	25,075,778	30,589,492
Growth Allocation Strategy Fund	59,476,463	64,378,269

9.	Federal Income Tax Information

The cost of investments and aggregate gross unrealized appreciation and depreciation for securities held by the Funds as of September 30, 2017 were as follows:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Ceredex Large-Cap Value Equity Fund	$1,551,360,906	$448,368,788	$(19,003,647)	$429,365,141
Ceredex Mid-Cap Value Equity Fund	2,783,257,493	312,843,198	(84,171,714)	228,671,484
Ceredex Small-Cap Value Equity Fund	687,161,213	202,438,657	(35,261,205)	167,177,452
Silvant Large-Cap Growth Stock Fund	79,058,281	58,290,653	(1,296,912)	56,993,741
Silvant Small-Cap Growth Stock Fund	25,495,793	7,919,210	(842,091)	7,077,119
WCM International Equity Fund	76,139,360	16,753,439	(496,722)	16,256,717
Zevenbergen Innovative Growth Stock Fund	13,878,566	14,053,734	(127,350)	13,926,384
Conservative Allocation Strategy Fund	35,989,211	1,645,884	(12,339)	1,633,545
Growth Allocation Strategy Fund	77,175,788	8,033,939	(6,070)	8,027,869

The Funds utilize the provisions of the federal income tax laws that provide for the carry forward of capital losses from prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in taxable years beginning after December 22, 2010 (“post-enactment”), may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment”). The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2017, the post-enactment accumulated short-term and long-term capital loss carry forwards were as follows:

Fund	Short Term	Long Term	Total
WCM International Equity Fund	$122,295	$—	$122,295

As of March 31, 2017, the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Fund	Expiring 2018	Expiring 2019	Expiring 2020	Total
Silvant Large-Cap Growth Stock Fund*	$—	$—	$—	$—
WCM International Equity Fund**	1,649,094	—	—	1,649,094
Zevenbergen Innovative Growth Stock Fund***	—	—	—	—

39

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

*	Of the remaining $1,639,874 capital loss carryforwards acquired on March 1, 2013, in the merger with the RidgeWorth Large Cap Core Growth Stock Fund and subject to limitations as a result of this acquisition, the entire amount was utilized.
**	Of the $1,649,094 of remaining capital loss carryforwards subject to limitations due to an ownership change on May 22, 2013 and expiring in 2018, nothing
***	Of the $1,372,838 of remaining capital loss carryforwards acquired on April 27, 2012, in the merger with the RidgeWorth Emerging Growth Stock Fund and subject to limitations as a result of this acquisition, $593,723 of the 2017 layer was utilized, and the remaining $779,115 expired unused.
was	utilized.
Amounts	designated as “—” are $0.

Capital loss carryforwards may be applied to offset future realized capital gains and therefore may reduce future capital gain distributions.

10.	Investments in Affiliated Issuers

Affiliated holdings are holdings in mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. An investment by a Fund representing greater than 10% of the voting securities of an issuer makes that issuer an affiliated holding of the Fund. Investments in affiliated issuers as of September 30, 2017 were as follows:

Underlying Funds	Market Value March 31, 2017	Purchases at Cost*	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value September 30, 2017	Share Balance at September 30, 2017	Dividend Income	Realized Gain Distributions
Conservative Allocation Strategy Fund

RidgeWorth Capital Innovations Global Resources and Infrastructure Fund – Class I+	$151,643	$—	$(142,244)	$(4,094)	$(5,305)	$—	—	$—	$—

Virtus Ceredex Large-Cap Value Equity Fund – Class R6**	3,906,070	86,888	(2,894,667)	922,822	(860,586)	1,160,527	68,792	5,721.00	81,167.12

Virtus Ceredex Mid-Cap Value Equity Fund – Class R6**	1,541,562	101,884	(409,986)	119,443	(200,716)	1,152,187	86,048	1,417.00	100,467.00

Virtus Ceredex Small-Cap Value Equity Fund – Class R6**	506,460	—	(497,685)	103,938	(112,713)	—	—	—	—

Virtus Duff & Phelps Global Infrastructure Fund – Class I	—	1,188,307	(90,000)	1,899	8,063	1,108,269	73,885	4,855.00	—

Virtus Duff & Phelps Global Real Estate Securities Fund – Class R6	—	1,577,935	(107,000)	1,718	27,619	1,500,272	52,111	—	—

Virtus KAR International Small-Cap Fund – Class R6	—	1,183,451	(75,000)	1,254	35,911	1,145,616	70,413	—	—

Virtus KAR Small-Cap Growth Fund – Class I	—	1,183,451	(103,000)	2,849	81,563	1,164,863	45,062	—	—

Virtus KAR Small-Cap Value Fund – Class R6	—	1,183,451	(60,000)	767	70,710	1,194,928	64,871	—	—

Virtus Newfleet High Yield Fund – Class R6	—	1,995,385	(120,000)	281	(4,343)	1,871,323	440,311	22,966.37	—

Virtus Newfleet Multi-Sector Intermediate Bond Fund – Class R6	—	7,961,177	(449,000)	725	21,587	7,534,489	722,386	71,501.78	—

Virtus Rampart Enhanced Core Equity Fund – Class I	—	1,183,451	(72,000)	757	38,706	1,150,914	56,920	—	—

Virtus Seix Core Bond Fund – Class R6**	8,168	1,972,602	(100,000)	(236)	(2,980)	1,877,554	176,131	8,458.00	—

Virtus Seix Corporate Bond Fund – Class R6**	749,042	5,321	(769,386)	5,033	9,990			6,104.07	—

Virtus Seix Floating Rate High Income Fund – Class R6**	179,950	3,019,360	(155,915)	205	(4,338)	3,039,262	348,539	29,674.40	—

Virtus Seix High Income Fund – Class R6**	283,695	4,448	(290,288)	8,568	(6,423)	—	—	—	—

Virtus Seix High Yield Fund – Class R6**	273,089	3,719	(278,395)	20,121	(18,534)	—	—	—	—

Virtus Seix Total Return Bond Fund – Class R6**	15,542,421	135,480	(8,299,471)	(114,789)	227,417	7,491,058	714,796	135,479.99	—

40

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

Underlying Funds	Market Value March 31, 2017	Purchases at Cost*	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value September 30, 2017	Share Balance at September 30, 2017	Dividend Income	Realized Gain Distributions
Virtus Seix US Government Securities Ultra Short Bond Fund– Class R6**	$1,769,150	$353,286	$(232,800)	$(1,288)	$(621)	$1,887,727	188,208	$6,990.23	$—

Virtus Silvant Large-Cap Growth Stock Fund – Class R6**	4,750,979	129,610	(4,026,726)	172,277	54,797	1,080,937	125,399	0.00	129,610.00

Virtus Silvant Small-Cap Growth Equity Fund – Class IS***	464,363	—	(479,580)	11,278	3,939	—	—	—	—

Virtus Vontobel Emerging Markets Opportunities Fund – Class R6	—	1,183,451	(85,000)	1,438	11,619	1,111,508	96,821	—	—

Virtus WCM International Equity Fund – Class R6	1,329,896	254,232	(228,500)	11,171	156,153	1,522,952	132,316	2,140.00	—

Total	$31,456,488	$24,706,889	$(19,966,643)	$1,266,137	$(468,485)	$36,994,386	3,463,009	$295,308	$311,244

Underlying Funds	Market Value March 31, 2017	Purchases at Cost*	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value September 30, 2017	Share Balance at September 30, 2017	Dividend Income	Realized Gain Distributions
Growth Allocation Strategy Fund

RidgeWorth Capital Innovations Global Resources and Infrastructure Fund – Class I+	$307,914	$—	$(288,945)	$(11,034)	$(7,935)	$—	—	$—	$—

Virtus Ceredex Large-Cap Value Equity Fund – Class R6**	8,077,873	3,844,934	(9,206,797)	4,345,966	(867,031)	6,194,945	367,217	30,540	433,274

Virtus Ceredex Mid-Cap Value Equity Fund – Class R6**	3,139,143	1,657,742	(1,495,398)	575,361	489,601	4,366,449	326,098	5,370	380,739

Virtus Ceredex Small-Cap Value Equity Fund – Class I**	985,664	510,267	(1,790,446)	605,658	(311,143)	—	—	—	—

Virtus Duff & Phelps Global Infrastructure Fund – Class I	—	3,541,815	(200,000)	4,457	24,523	3,370,795	224,720	14,767	—

Virtus Duff & Phelps Global Real Estate Securities Fund – Class R6	—	6,172,335	(270,000)	4,711	110,783	6,017,829	209,025	—	—

Virtus KAR International Small-Cap Fund – Class R6	—	3,527,047	(154,000)	2,330	109,229	3,484,606	214,174	—	—

Virtus KAR Small-Cap Growth Fund – Class I	—	4,408,811	(1,296,780)	72,235	239,747	3,424,013	132,457	—	—

Virtus KAR Small-Cap Value Fund – Class R6	—	4,408,811	(250,000)	4,532	261,861	4,425,204	240,239	—	—

Virtus Newfleet High Yield Fund – Class R6	—	2,677,526	(50,000)	(366)	(6,070)	2,621,090	616,727	32,240	—

Virtus Newfleet Multi-Sector Intermediate Bond Fund – Class R6	—	8,898,623	(238,000)	188	24,884	8,685,695	832,761	81,001	—

Virtus Rampart Enhanced Core Equity Fund – Class I	—	7,054,096	(245,000)	2,246	237,038	7,048,380	348,585	—	—

Virtus Seix Core Bond Fund – Class R6**	2,845	5,785	(8,422)	(356)	148	—	—	26	—

Virtus Seix Corporate Bond Fund – Class I	250,707	572,678	(832,937)	5,425	4,127	—	—	2,874	—

41

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

Underlying Funds	Market Value March 31, 2017	Purchases at Cost*	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value September 30, 2017	Share Balance at September 30, 2017	Dividend Income	Realized Gain Distributions
Virtus Seix Floating Rate High Income Fund – Class R6**	$59,927	$2,587,943	$(69,700)	$(16)	$20,912	$2,599,066	298,058	$24,166	$—

Virtus Seix High Income Fund – Class R6**	94,633	210,574	(313,451)	9,557	(1,313)	—	—	2,423	—

Virtus Seix High Yield Fund – Class R6**	91,124	186,952	(300,931)	29,047	(6,192)	—	—	2,041	—

Virtus Seix Total Return Bond Fund – Class R6**	4,057,717	8,111,203	(5,920,947)	387,520	235,802	6,871,295	655,658	67,838	—

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund – Class R6**	591,923	1,328,907	(1,920,282)	(1,423)	875	—	—	3,418	—

Virtus Silvant Large-Cap Growth Stock Fund – Class R6**	9,796,127	7,901,516	(14,196,253)	1,129,061	510,480	5,140,931	596,396	—	616,423

Virtus Silvant Small-Cap Growth Stock Fund – Class IS***	910,233	758,367	(1,733,790)	74,888	(9,698)	—	—	—	—

Virtus Vontobel Emerging Markets Opportunities Fund – Class R6	—	4,408,811	(200,000)	3,028	44,491	4,256,330	370,760	—	—

Virtus Vontobel Foreign Opportunities Fund – Class R6	—	7,054,097	(250,000)	2,736	126,203	6,933,036	203,554	—	—

Virtus WCM International Equity Fund – Class R6	2,710,541	4,705,426	(402,000)	3,720	795,212	7,812,899	678,792	10,981	—

Total	$31,076,371	$84,534,266	$(41,634,079)	$7,249,471	$2,026,534	$83,252,563	6,315,221	$277,685	$1,430,436

+	Effective June 30, 2017, this fund reorganized into the Oak Ridge Global Resources & Infrastructure Fund.
*	Includes reinvestment of distributions.
**	On September 18, 2017, Class IS shares were renamed Class R6 shares.
***	On September 18, 2017, Class IS shares were liquidated.

11. Reorganizations

On December 14, 2016, the RidgeWorth Funds Board of Trustees approved the reorganization of the RidgeWorth Growth Allocation Strategy (the “Acquiring Fund”) and the RidgeWorth Moderate Allocation Strategy (the “Target Fund”) into the Virtus Growth Allocation Strategy Fund, a series of the Virtus Asset Trust. On July 17, 2017 the RidgeWorth Growth Allocation Strategy acquired all of the net assets of the RidgeWorth Moderate Allocation Strategy in a tax-free exchange of shares. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies.

Target Fund	Shares Prior to Reorganization	Shares Issued by the Acquiring Fund	Net Assets Prior to Reorganization
Class I	3,223,773	2,705,908	$28,142,117
Class A	1,161,740	975,179	10,084,163
Class C	1,104,256	945,384	9,498,974

The appreciation (depreciation) of the acquired fund was $8,905,953 as of the date of the merger.

The combined net assets of the Acquiring Fund immediately after the reorganization were $60,704,030.

Assuming the acquisition had been completed on April 1, 2017, the beginning of the reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended September 30, 2017 were as follows:

Net Investment Income (Loss)	$1,526,469
Net Realized and Unrealized Gains/Losses on Investments	$12,505,128
Net Increase/Decrease in Net Assets resulting from Operations	$14,031,597

42

VIRTUS ASSET TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Acquiring Fund’s Statement of Operations as of September 30, 2017.

12.	Recent Accounting Pronouncements

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulations S-X amendments.

13.	Regulatory Matters and Litigation

From time to time, the Trust, the Investment Adviser and/or Subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Investment Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

14.	Subsequent Events

Management has evaluated subsequent events through the date these financial statements were available to be issued. Management has determined, except as set forth below, that there are no material events that would require disclosure in the Funds’ financial statements through this date.

At a meeting held on September 20, 2017, the Board of Trustees approved a change to the Trust’s fiscal year end from March 31 to December 31. This change took effect on October 1, 2017.

Effective close of business October 20, 2017, Fund Accounting, Custody and Sub-Administration moved to The Bank of New York Mellon.

Effective November 1, 2017, the Securities Lending Agreement with State Street was terminated.

43

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS CEREDEX LARGE-CAP VALUE EQUITY FUND, VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND, VIRTUS CEREDEX SMALL-CAP VALUE EQUITY FUND, VIRTUS SILVANT LARGE-CAP GROWTH STOCK FUND, VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND, VIRTUS WCM INTERNATIONAL EQUITY FUND, VIRTUS ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND, VIRTUS CONSERVATIVE ALLOCATION STRATEGY FUND, VIRTUS GROWTH ALLOCATION STRATEGY FUND (each a “FUND” and collectively, the “FUNDS”)

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Asset Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of the investment advisory agreement (the “Advisory Agreement”) between the Funds and Virtus Fund Advisers, LLC (“VFA”) and the subadvisory agreements (the “Subadvisory Agreements” and together with the Advisory Agreement, the “Agreements”) among VFA and Ceredex Value Advisors LLC (“Ceredex”) with respect to Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund and Virtus Ceredex Small-Cap Value Equity Fund; VFA and Silvant Capital Management LLC (“Silvant”) with respect to Virtus Silvant Large-Cap Growth Stock Fund and Virtus Silvant Small-Cap Growth Stock Fund; VFA and WCM Investment Management (“WCM”) with respect to Virtus WCM International Equity Fund; and VFA and Zevenbergen Capital Investments LLC (“Zevenbergen”) with respect to Virtus Zevenbergen Innovative Growth Stock Fund (each a “Subadviser” and collectively, the “Subadvisers”). At a special telephonic meeting held on February 9, 2017, and at an in-person meeting held March 1-2, 2017, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the establishment of the Agreements, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VFA and the Subadvisers which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether approval of each of the Agreements would be in the best interests of the Funds and their shareholders.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Funds and their shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VFA and the Subadvisers; (2) information regarding performance expectations as well as historical performance of funds with which the Funds were expected to merge and like which the Funds were expected to be managed; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of each Fund’s proposed advisory fee rates with those of a group of other funds with similar investment objective(s); (4) the projected profitability of VFA and its affiliates under the Advisory Agreement; (5) any “fall-out” benefits to VFA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VFA, the Subadviser or their affiliates from VFA’s or the Subadviser’s relationship with the Funds); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) possible conflicts of interest; and (8) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meetings information provided by VFA and the Subadvisers, including completed questionnaires concerning a number of topics, including each company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VFA’s senior management personnel, during which among other items, VFA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds would be managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VFA is responsible for the oversight of the Funds’ investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VFA, the Board considered VFA’s process for supervising and managing the Funds’ subadvisers, including (a) VFA’s ability to select and monitor the subadvisers; (b) VFA’s ability to provide the services necessary to monitor each subadviser’s compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VFA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VFA’s management and other personnel; (b) the financial condition of VFA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VFA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services expected to be provided by VFA and its affiliates to the Funds; (e) VFA’s expected supervision of the Funds’ other service providers; and (f) VFA’s risk management processes. It was noted that affiliates of VFA were expected to serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VFA’s management and the quality of the performance of their duties on behalf of an affiliated manager with which the Board was familiar through Board meetings, discussions and reports, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures proposed to be established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services to be provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as presentations provided by portfolio management personnel of the Subadvisers. With respect to the Subadvisory Agreements, the Board noted that each Subadviser would provide portfolio management, compliance with each respective Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VFA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering approval of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of each Subadviser’s management and other personnel committed by each Subadviser to the Funds; (b) the financial condition of each Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution

44

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS CEREDEX LARGE-CAP VALUE EQUITY FUND, VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND, VIRTUS CEREDEX SMALL-CAP VALUE EQUITY FUND, VIRTUS SILVANT LARGE-CAP GROWTH STOCK FUND, VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND, VIRTUS WCM INTERNATIONAL EQUITY FUND, VIRTUS ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND, VIRTUS CONSERVATIVE ALLOCATION STRATEGY FUND, VIRTUS GROWTH ALLOCATION STRATEGY FUND (each a “FUND” and collectively, the “FUNDS”)

BY THE BOARD OF TRUSTEES (Continued)

and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by VFA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the applicable Fund(s).

Investment Performance

Because the Funds had not commenced operations, the Board could not evaluate prior investment performance for the Funds. However, the Board reviewed and was satisfied with certain information regarding expected performance that was based upon the Funds’ proposed investment strategies, including performance of funds having the same investment strategies that were managed by VFA and the Subadvisers and with which the Funds were expected to merge.

Management Fees and Total Expenses

The Board considered the fees proposed to be charged to the Funds for advisory services as well as the expected total expense levels of each Fund. Among other data provided, the Board noted that the proposed management fee and total expenses for each Fund were within the range of other funds deemed to be comparable to the Funds by management. The Board noted that each Fund was expected to have fee waivers and/or expense caps in place to limit the total expenses incurred by each Fund and its shareholders. The Board also noted that the subadvisory fees would be paid by VFA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee expected to be retained by VFA after payment of the subadvisory fee. The Board also took into account the expected size of each of the Funds and the impact on expenses.

The Board concluded that the proposed advisory and subadvisory fees for the Funds were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Projected Profitability

The Board also considered certain information relating to projected profitability that had been provided by VFA. In this regard, the Board considered information regarding the projected profitability of VFA for its management of the Funds, as well as the projected profitability of its affiliates for managing and providing other services to the Funds, such as distribution, transfer agency and administrative services provided to the Funds by a VFA affiliate. In addition to the fees paid to VFA and its affiliates, the Board considered any other benefits derived by VFA or its affiliates from their relationship with the Funds. The Board concluded that the projected profitability to VFA and its affiliates from the Funds was reasonable in light of the quality of the services to be rendered to the Funds by VFA and its affiliates.

In considering the projected profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreement would be paid by VFA out of the fees that VFA receives under the Advisory Agreement, so that Fund shareholders would not be directly impacted by those fees. In considering the reasonableness of the fees payable by VFA to the affiliated Subadvisers, the Board noted that, because the Subadvisers are affiliates of VFA, such profitability might be directly or indirectly shared by VFA. In addition, with respect to WCM, the unaffiliated Subadviser, the Board relied on the ability of VFA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the projected profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VFA should be expected to realize economies of scale as the Funds’ assets grow. The Board noted that the proposed management fee for each Fund included breakpoints based on assets under management and that expense caps were expected to be implemented for each Fund. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure. The Board also took into account the expected size of the Funds, based upon the sizes of the funds with which they were expected to merge. The Board noted that VFA and the Funds may realize certain economies of scale if the assets of the Funds were to be materially higher than anticipated, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the expected size of the Funds to be managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors

The Board considered other benefits that may be realized by VFA and each Subadviser and their respective affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VFA, was expected to serve as the distributor for the Trust, and, as such, was expected to receive payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Funds’ assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VFA also was expected to provide administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VFA, there were no other direct benefits to the Subadvisers or VFA in providing investment advisory

45

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS CEREDEX LARGE-CAP VALUE EQUITY FUND, VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND, VIRTUS CEREDEX SMALL-CAP VALUE EQUITY FUND, VIRTUS SILVANT LARGE-CAP GROWTH STOCK FUND, VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND, VIRTUS WCM INTERNATIONAL EQUITY FUND, VIRTUS ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND, VIRTUS CONSERVATIVE ALLOCATION STRATEGY FUND, VIRTUS GROWTH ALLOCATION STRATEGY FUND (each a “FUND” and collectively, the “FUNDS”)

BY THE BOARD OF TRUSTEES (Continued)

services to the Funds, other than the fees to be earned under the Agreements, although there may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Conclusion

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of the Funds and their shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

46

TRUSTEES AND OFFICERS OF THE VIRTUS ASSET TRUST (Unaudited)

September 30, 2017

Information pertaining to the Trustees and officers of the Trust as of September 30, 2017, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

The address of each individual, unless otherwise noted, is c/o Virtus Asset Trust, 100 Pearl Street, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.

Independent Trustees

Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Brown, Thomas J. YOB: 1945 Served Since: 2017 87 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (75 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (9 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2017 91 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (75 portfolios), Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Gelfenbien, Roger A. YOB: 1943 Served Since: 2017 87 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (75 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2000), Virtus Variable Insurance Trust (9 portfolios); and Director (since 1999), USAllianz Variable Insurance Product Trust (42 portfolios).
Harris, Sidney E. YOB: 1949 Served Since: 2017 87 Portfolios	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University; Trustee (since 2017), Virtus Mutual Fund Family (75 portfolios), Virtus Variable Insurance Trust (9 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Trustee (since 1999) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee (2012 to 2017), International University of the Grand Bassam; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2017 87 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; and Member (since 2014), Counselors of Real Estate. Trustee (since 2016), Virtus Mutual Fund Family (75 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (9 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2017 87 Portfolios	Retired (since 2013); and Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College. Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Mutual Fund Family (75 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); Trustee, Virtus Variable Insurance Trust (9 portfolios) (since 2008).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 87 Portfolios	Retired. Trustee (since 2017), Virtus Mutual Fund Family (75 portfolios), Virtus Variable Insurance Trust (9 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2014), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.
McLoughlin, Philip YOB: 1946 Served Since: 1989 95 Portfolios	Retired. Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Director and Chairman (since 2014) Duff & Phelps Select Energy MLP Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (9 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (75 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2002 91 Portfolios	Retired. Trustee (since 2016) Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (9 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Family (75 portfolios).
Oates, James M. YOB: 1946 Served Since: 2005 91 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm). Director (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee (since 2016) Virtus Variable Insurance Trust (9 portfolios); Director (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Chairman (2005 to 2017) and Trustee (since 2005), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (75 portfolios).

47

TRUSTEES AND OFFICERS OF THE VIRTUS ASSET TRUST (Unaudited) (Continued)

September 30, 2017

Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Segerson, Richard E. YOB: 1948 Served Since: 2005 87 Portfolios	Retired; and Managing Director (1998 to 2013), Northway Management Company. Trustee (since 2016) Virtus Alternative Solutions Trust (3 portfolios) and Virtus Variable Insurance Trust (9 portfolios); and Trustee (since 1983), Virtus Mutual Fund Family (75 portfolios).
Verdonck, Ferdinand L.J. YOB: 1942 Served Since: 2005 87 Portfolios	Director (1998 to 2015), The J.P. Morgan Continental European Investment Trust; Director (2005 to 2013), Galapagos N.V. (biotechnology); Director (1998 to 2015) Groupe SNEF; Vice Chairman (since 2014), Affirmed Therapeutics (biotechnology); and Mr. Verdonck is also a director of several non-U.S. companies. Trustee (since 2016) Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); and Trustee (since 2002), Virtus Mutual Fund Family (75 portfolios).

Interested Trustee

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 93 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005). Chairman and Trustee (since 2015), Virtus ETF Trust II (2 funds); Trustee and President (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (2 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (75 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.

* Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.

Officers of the Trust Who Are Not Trustees

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Executive Vice President, Chief Financial Officer and Treasurer (since 2017).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President, Chief Financial Officer and Treasurer (2013 to 2016), Virtus Alternative Solutions Trust.
Carr, Kevin J. YOB: 1954	Senior Vice President, Chief Legal Officer, Counsel and Secretary (since 2017).	Senior Vice President (since 2009), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013) and Assistant Secretary (since 2012), Secretary and Chief Legal Officer (2005 to 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Vice President and Assistant Secretary (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Senior Vice President and Assistant Secretary (2013 to 2014), Vice President and Assistant Secretary (2012 to 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2011 to 2012), Virtus Closed-End Funds; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus But ions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.

48

TRUSTEES AND OFFICERS OF THE VIRTUS ASSET TRUST (Unaudited) (Continued)

September 30, 2017

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Engberg, Nancy J. YOB: 1956	Senior Vice President and Chief Compliance Officer (since 2017).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2016) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2016) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2016) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Vice President & Chief Compliance Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Mutual Fund Family; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2017).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Trust.

49

ADDITIONAL INFORMATION (Unaudited)

September 30, 2017

Shareholder Meeting Results

A special meeting of shareholders (the “May Meeting”) of certain series of RidgeWorth Funds as listed below was held on May 30, 2017.

The details of the voting with respect to the Proposal are shown below. The Proposal received the required number of affirmative votes for approval.

The May Meeting was held to consider and act on the following proposal:

Proposal 1: To approve the Agreement and Plan of Reorganization by and among RidgeWorth Funds, on behalf of the Acquired Fund, Virtus Asset Trust, on behalf of the corresponding Acquiring Fund, RidgeWorth Capital Management LLC, and Virtus Partners, Inc.

Acquired Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
RidgeWorth Ceredex Mid-Cap Value Equity Fund	102,937,031.597	688,648.720	9,190,017.058
RidgeWorth Silvant Large Cap Growth Stock Fund	19,054,730.194	223,909.584	584,080.707

A special meeting of shareholders (the “June 20 Meeting”) of certain series of RidgeWorth Funds as listed below was held on June 20, 2017.

The details of the voting with respect to the Proposal are shown below. The Proposal received the required number of affirmative votes for approval.

The June 20 Meeting was held to consider and act on the following proposal:

Proposal 1: To approve the Agreement and Plan of Reorganization by and among RidgeWorth Funds, on behalf of the Acquired Fund, Virtus Asset Trust, on behalf of the corresponding Acquiring Fund, RidgeWorth Capital Management LLC, and Virtus Partners, Inc.

Acquired Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
RidgeWorth Ceredex Large Cap Value Equity Fund	55,381,861.647	923,685.477	5,448,277.626
RidgeWorth Moderate Allocation Strategy	3,330,575.470	27,071.712	122,822.329

A special meeting of shareholders (the “June 23 Meeting”) the RidgeWorth Silvant Small Cap Growth Stock Fund of RidgeWorth Funds was held on June 23, 2017.

The details of the voting with respect to the Proposal are shown below. The Proposal received the required number of affirmative votes for approval.

The June 23 Meeting was held to consider and act on the following proposal:

Proposal 1: To approve the Agreement and Plan of Reorganization by and among RidgeWorth Funds, on behalf of the Acquired Fund, Virtus Asset Trust, on behalf of the corresponding Acquiring Fund, RidgeWorth Capital Management LLC, and Virtus Partners, Inc.

Acquired Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
RidgeWorth Silvant Small Cap Growth Stock Fund	2,596,051.679	56,019.645	269,890.194

A special meeting of shareholders (the “June 30 Meeting”) of the RidgeWorth Ceredex Small Cap Value Equity Fund of RidgeWorth Funds was held on June 30, 2017.

The details of the voting with respect to the Proposal are shown below. The Proposal received the required number of affirmative votes for approval.

The June 30 Meeting was held to consider and act on the following proposal:

Proposal 1: To approve the Agreement and Plan of Reorganization by and among RidgeWorth Funds, on behalf of the Acquired Fund, Virtus Asset Trust, on behalf of the corresponding Acquiring Fund, RidgeWorth Capital Management LLC, and Virtus Partners, Inc.

Acquired Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
RidgeWorth Ceredex Small Cap Value Equity Fund	29,682,192.605	228,329.308	2,380,463.504

50

ADDITIONAL INFORMATION (Unaudited) (Continued)

September 30, 2017

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 through September 30, 2017.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Class	Beginning Account Value 04/01/17	Ending Account Value 09/30/17	Expenses Paid During Period* 04/01/17-09/30/17	Expense Ratio During Period** 04/01/17-09/30/17
Ceredex Large-Cap Value Equity Fund	Class I	$1,000.00	$1,060.60	$5.01	0.97%
	Class A	1,000.00	1,059.10	6.40	1.24
	Class C	1,000.00	1,056.90	8.56	1.66
	Class R6***	1,000.00	1,061.70	3.77	0.73
Ceredex Mid-Cap Value Equity Fund	Class I	1,000.00	1,012.00	5.45	1.08
	Class A	1,000.00	1,010.80	6.91	1.37
	Class C	1,000.00	1,008.90	9.06	1.80
	Class R6***	1,000.00	1,014.00	4.04	0.80
Ceredex Small-Cap Value Equity Fund	Class I	1,000.00	1,015.70	6.32	1.25
	Class A	1,000.00	1,014.60	7.52	1.49
	Class C	1,000.00	1,012.50	9.64	1.91
Silvant Large-Cap Growth Stock Fund	Class I	1,000.00	1,094.60	5.09	0.97
	Class A	1,000.00	1,095.10	6.46	1.23
	Class C	1,000.00	1,089.80	10.01	1.91
	Class R6***	1,000.00	1,096.60	4.78	0.91
Silvant Small-Cap Growth Stock Fund	Class I	1,000.00	1,063.90	6.73	1.30
	Class A	1,000.00	1,063.40	7.29	1.41
	Class C	1,000.00	1,060.00	10.79	2.09
	Class IS****	1,000.00	1,000.00	5.08	1.09
WCM International Equity Fund	Class I	1,000.00	1,127.90	6.40	1.20
	Class A	1,000.00	1,127.30	7.63	1.43
	Class R6***	1,000.00	1,130.00	5.87	1.10
Zevenbergen Innovative Growth Stock Fund	Class I	1,000.00	1,148.80	7.11	1.32
	Class A	1,000.00	1,147.70	8.18	1.52
Conservative Allocation Strategy Fund	Class I	1,000.00	1,042.60	1.54	0.30
	Class A	1,000.00	1,040.70	3.07	0.60
	Class C	1,000.00	1,037.00	6.64	1.30
Growth Allocation Strategy Fund	Class I	1,000.00	1,065.10	2.59	0.50
	Class A	1,000.00	1,065.30	3.52	0.68
	Class C	1,000.00	1,062.00	6.72	1.30

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.
***	On September 18, 2017, Class IS shares were renamed Class R6 shares.
****	On September 18, 2017, Class IS shares were liquidated.

51

ADDITIONAL INFORMATION (Unaudited) (Continued)

September 30, 2017

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and the timing of any purchases or redemptions.

Fund	Class	Beginning Account Value 04/01/17	Ending Account Value 09/30/17	Expenses Paid During Period* 04/01/17-09/30/17	Expense Ratio During Period** 04/01/17-09/30/17
Ceredex Large-Cap Value Equity Fund	Class I	$1,000.00	$1,020.20	$4.91	0.97%
	Class A	1,000.00	1,018.90	6.28	1.24
	Class C	1,000.00	1,016.70	8.39	1.66
	Class R6***	1,000.00	1,021.41	3.70	0.73
Ceredex Mid-Cap Value Equity Fund	Class I	1,000.00	1,019.70	5.47	1.08
	Class A	1,000.00	1,018.20	6.93	1.37
	Class C	1,000.00	1,016.00	9.10	1.80
	Class R6***	1,000.00	1,021.06	4.05	0.80
Ceredex Small-Cap Value Equity Fund	Class I	1,000.00	1,018.80	6.33	1.25
	Class A	1,000.00	1,017.60	7.54	1.49
	Class C	1,000.00	1,015.50	9.65	1.91
Silvant Large-Cap Growth Stock Fund	Class I	1,000.00	1,020.20	4.91	0.97
	Class A	1,000.00	1,018.90	6.23	1.23
	Class C	1,000.00	1,015.50	9.65	1.91
	Class R6***	1,000.00	1,020.51	4.61	0.91
Silvant Small-Cap Growth Stock Fund	Class I	1,000.00	1,018.60	6.58	1.30
	Class A	1,000.00	1,018.00	7.13	1.41
	Class C	1,000.00	1,014.60	10.56	2.09
	Class IS****	1,000.00	1,018.21	5.12	1.09
WCM International Equity Fund	Class I	1,000.00	1,019.10	6.07	1.20
	Class A	1,000.00	1,017.90	7.23	1.43
	Class R6***	1,000.00	1,019.55	5.57	1.10
Zevenbergen Innovative Growth Stock Fund	Class I	1,000.00	1,018.50	6.68	1.32
	Class A	1,000.00	1,017.40	7.69	1.52
Conservative Allocation Strategy Fund	Class I	1,000.00	1,023.60	1.52	0.30
	Class A	1,000.00	1,022.10	3.04	0.60
	Class C	1,000.00	1,018.60	6.58	1.30
Growth Allocation Strategy Fund	Class I	1,000.00	1,022.60	2.54	0.50
	Class A	1,000.00	1,021.70	3.45	0.68
	Class C	1,000.00	1,018.60	6.58	1.30

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.
***	On September 18, 2017, Class IS shares were renamed Class R6 shares.
****	On September 18, 2017, Class IS shares were liquidated.

52

VIRTUS ASSET TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Julia R. Short, Senior Vice President

Investment Adviser

Virtus Fund Advisers, LLC

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286-1048

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, contact us

at 1-800-243-1574, or visit Virtus.com.

8623	11-17

Item 2.   Code of Ethics.

Not applicable.

Item 3.   Audit Committee Financial Expert.

Not applicable.

Item 4.   Principal Accountant Fees and Services.

Not applicable.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

(a)	Schedule of Investments is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.   Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a)     (1)     Not applicable.

(2)     The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3)     Not applicable.

(b)     The certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VIRTUS ASSET TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Date:	December 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George R. Aylward
George R. Aylward
President

Date:	December 6, 2017

By:	/s/ W. Patrick Bradley
W. Patrick Bradley
Executive Vice President, Chief Financial Officer and Treasurer

Date:	December 6, 2017